UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Duration Treasury Index Fund ETF Shares - EDV

Vanguard Extended Duration Treasury Index Fund Institutional Shares - VEDTX

Vanguard ESG U.S. Stock ETF ETF Shares - ESGV

Vanguard ESG International Stock ETF ETF Shares - VSGX

Vanguard Global Wellington™ Fund Investor Shares - VGWLX

Vanguard Global Wellington™ Fund Admiral™ Shares - VGWAX

Vanguard Global Wellesley® Income Fund Investor Shares - VGWIX

Vanguard Global Wellesley® Income Fund Admiral™ Shares - VGYAX

Vanguard ESG U.S. Corporate Bond ETF ETF Shares - VCEB

Vanguard Extended Duration Treasury Index Fund
ETF Shares (EDV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,737
Number of Portfolio Holdings	82
Portfolio Turnover Rate	8%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
15 - 20 Years	0.4%
20 - 25 Years	53.4%
25 - 30 Years	46.2%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR930

Vanguard Extended Duration Treasury Index Fund
Institutional Shares (VEDTX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,737
Number of Portfolio Holdings	82
Portfolio Turnover Rate	8%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
15 - 20 Years	0.4%
20 - 25 Years	53.4%
25 - 30 Years	46.2%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1275

Vanguard ESG U.S. Stock ETF
ETF Shares (ESGV) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$10,289
Number of Portfolio Holdings	1,376
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Basic Materials	1.4%
Consumer Discretionary	16.3%
Consumer Staples	4.1%
Energy	0.1%
Financials	11.4%
Health Care	11.5%
Industrials	10.1%
Real Estate	3.0%
Technology	38.6%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4393

Vanguard ESG International Stock ETF
ETF Shares (VSGX) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,125
Number of Portfolio Holdings	6,525
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	1.1%
Asia	47.2%
Europe	37.8%
North America	7.4%
Oceania	5.0%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4394

Vanguard Global Wellington™ Fund
Investor Shares (VGWLX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.44%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$2,456
Number of Portfolio Holdings	620
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.2%
Asia	12.2%
Europe	28.0%
North America	56.1%
Oceania	0.9%
South America	0.0%
Other Assets and Liabilities—Net	2.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1567

Vanguard Global Wellington™ Fund
Admiral™ Shares (VGWAX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.31%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$2,456
Number of Portfolio Holdings	620
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.2%
Asia	12.2%
Europe	28.0%
North America	56.1%
Oceania	0.9%
South America	0.0%
Other Assets and Liabilities—Net	2.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1767

Vanguard Global Wellesley® Income Fund
Investor Shares (VGWIX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.43%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$547
Number of Portfolio Holdings	538
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.3%
Asia	7.7%
Europe	31.0%
North America	55.4%
Oceania	2.4%
South America	0.1%
Other Assets and Liabilities—Net	3.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1496

Vanguard Global Wellesley® Income Fund
Admiral™ Shares (VGYAX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.31%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$547
Number of Portfolio Holdings	538
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Africa	0.3%
Asia	7.7%
Europe	31.0%
North America	55.4%
Oceania	2.4%
South America	0.1%
Other Assets and Liabilities—Net	3.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1896

Vanguard ESG U.S. Corporate Bond ETF
ETF Shares (VCEB) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$828
Number of Portfolio Holdings	2,851
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.9%
Consumer Discretionary	6.8%
Consumer Staples	3.7%
Financials	44.2%
Health Care	15.0%
Industrials	1.8%
Materials	1.2%
Real Estate	1.8%
Technology	11.6%
Utilities	0.2%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4158

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard Extended Duration Treasury Index Fund

Contents
Financial Statements	1

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/45	50,971	19,839
United States Treasury Strip Coupon	0.000%	5/15/45	192,215	73,943
United States Treasury Strip Coupon	0.000%	8/15/45	197,150	75,009
United States Treasury Strip Coupon	0.000%	11/15/45	246,203	92,518
United States Treasury Strip Coupon	0.000%	2/15/46	266,523	98,884
United States Treasury Strip Coupon	0.000%	5/15/46	142,232	52,192
United States Treasury Strip Coupon	0.000%	8/15/46	193,382	70,146
United States Treasury Strip Coupon	0.000%	11/15/46	122,996	44,144
United States Treasury Strip Coupon	0.000%	2/15/47	228,071	80,858
United States Treasury Strip Coupon	0.000%	5/15/47	195,532	68,589
United States Treasury Strip Coupon	0.000%	8/15/47	121,250	41,926
United States Treasury Strip Coupon	0.000%	11/15/47	160,069	54,749
United States Treasury Strip Coupon	0.000%	2/15/48	166,108	56,230
United States Treasury Strip Coupon	0.000%	5/15/48	130,971	43,722
United States Treasury Strip Coupon	0.000%	8/15/48	213,994	70,585
United States Treasury Strip Coupon	0.000%	11/15/48	224,842	73,267
United States Treasury Strip Coupon	0.000%	2/15/49	142,937	46,108
United States Treasury Strip Coupon	0.000%	5/15/49	236,611	75,512
United States Treasury Strip Coupon	0.000%	8/15/49	156,064	49,233
United States Treasury Strip Coupon	0.000%	11/15/49	208,713	65,125
United States Treasury Strip Coupon	0.000%	2/15/50	191,906	59,371
United States Treasury Strip Coupon	0.000%	5/15/50	185,753	56,916
United States Treasury Strip Coupon	0.000%	8/15/50	223,331	67,732
United States Treasury Strip Coupon	0.000%	11/15/50	163,767	49,117
United States Treasury Strip Coupon	0.000%	2/15/51	204,382	60,820
United States Treasury Strip Coupon	0.000%	5/15/51	139,415	41,116
United States Treasury Strip Coupon	0.000%	8/15/51	170,757	49,800
United States Treasury Strip Coupon	0.000%	11/15/51	161,734	46,903
United States Treasury Strip Coupon	0.000%	2/15/52	235,746	67,630
United States Treasury Strip Coupon	0.000%	5/15/52	225,668	64,245
United States Treasury Strip Coupon	0.000%	8/15/52	194,835	55,284
United States Treasury Strip Coupon	0.000%	11/15/52	183,247	51,724
United States Treasury Strip Coupon	0.000%	2/15/53	169,991	47,757
United States Treasury Strip Coupon	0.000%	5/15/53	177,824	49,749
United States Treasury Strip Coupon	0.000%	8/15/53	206,759	57,682
United States Treasury Strip Coupon	0.000%	11/15/53	192,966	53,262
United States Treasury Strip Coupon	0.000%	2/15/54	132,326	36,193
United States Treasury Strip Coupon	0.000%	5/15/54	62,564	17,083
United States Treasury Strip Coupon	0.000%	8/15/54	22,470	6,109
United States Treasury Strip Coupon	0.000%	11/15/54	45,310	12,251
United States Treasury Strip Coupon	0.000%	2/15/55	2,423	651
United States Treasury Strip Principal	0.000%	5/15/45	185,494	73,676
United States Treasury Strip Principal	0.000%	8/15/45	175,761	69,055
United States Treasury Strip Principal	0.000%	11/15/45	138,633	53,807
United States Treasury Strip Principal	0.000%	2/15/46	118,412	45,330
United States Treasury Strip Principal	0.000%	5/15/46	277,319	104,883
United States Treasury Strip Principal	0.000%	8/15/46	245,318	91,611
United States Treasury Strip Principal	0.000%	11/15/46	152,936	56,443
United States Treasury Strip Principal	0.000%	2/15/47	170,823	62,204
United States Treasury Strip Principal	0.000%	5/15/47	136,197	48,978
United States Treasury Strip Principal	0.000%	8/15/47	147,598	52,386
United States Treasury Strip Principal	0.000%	11/15/47	203,883	71,582
United States Treasury Strip Principal	0.000%	2/15/48	144,490	50,109
United States Treasury Strip Principal	0.000%	5/15/48	171,692	58,818
United States Treasury Strip Principal	0.000%	8/15/48	130,120	44,058
United States Treasury Strip Principal	0.000%	11/15/48	223,610	74,874
United States Treasury Strip Principal	0.000%	2/15/49	217,020	71,905
United States Treasury Strip Principal	0.000%	5/15/49	126,457	41,444
United States Treasury Strip Principal	0.000%	8/15/49	150,382	48,804
United States Treasury Strip Principal	0.000%	11/15/49	181,039	58,102
1

Extended Duration Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Strip Principal	0.000%	2/15/50	182,429	58,049
	United States Treasury Strip Principal	0.000%	5/15/50	174,291	55,487
	United States Treasury Strip Principal	0.000%	8/15/50	178,989	55,892
	United States Treasury Strip Principal	0.000%	11/15/50	249,064	76,918
	United States Treasury Strip Principal	0.000%	2/15/51	232,420	71,070
	United States Treasury Strip Principal	0.000%	5/15/51	111,091	33,753
	United States Treasury Strip Principal	0.000%	8/15/51	218,412	65,558
	United States Treasury Strip Principal	0.000%	11/15/51	242,916	72,362
	United States Treasury Strip Principal	0.000%	2/15/52	212,928	62,897
	United States Treasury Strip Principal	0.000%	5/15/52	151,915	44,613
	United States Treasury Strip Principal	0.000%	8/15/52	177,362	51,601
	United States Treasury Strip Principal	0.000%	11/15/52	177,166	51,517
	United States Treasury Strip Principal	0.000%	2/15/53	194,779	56,014
	United States Treasury Strip Principal	0.000%	5/15/53	239,238	68,332
	United States Treasury Strip Principal	0.000%	8/15/53	193,644	54,962
	United States Treasury Strip Principal	0.000%	11/15/53	277,423	78,567
	United States Treasury Strip Principal	0.000%	2/15/54	299,745	83,788
	United States Treasury Strip Principal	0.000%	5/15/54	300,297	83,731
	United States Treasury Strip Principal	0.000%	8/15/54	314,659	86,630
	United States Treasury Strip Principal	0.000%	11/15/54	302,124	82,730
	United States Treasury Strip Principal	0.000%	2/15/55	216,166	58,804
Total U.S. Government and Agency Obligations (Cost $5,513,672)					4,735,318
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $155)	4.351%		1,548	155
Total Investments (100.0%) (Cost $5,513,827)					4,735,473
Other Assets and Liabilities—Net (0.0%)					1,916
Net Assets (100%)					4,737,389
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,513,672)	4,735,318
Affiliated Issuers (Cost $155)	155
Total Investments in Securities	4,735,473
Investment in Vanguard	115
Cash	1,062
Receivables for Investment Securities Sold	138,290
Receivables for Accrued Income	1
Total Assets	4,874,941
Liabilities
Payables for Investment Securities Purchased	137,471
Payables to Vanguard	81
Total Liabilities	137,552
Net Assets	4,737,389
At February 28, 2025, net assets consisted of:

Paid-in Capital	6,422,571
Total Distributable Earnings (Loss)	(1,685,182)
Net Assets	4,737,389

ETF Shares—Net Assets
Applicable to 54,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,978,454
Net Asset Value Per Share—ETF Shares	$72.60

Institutional Shares—Net Assets
Applicable to 34,602,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	758,935
Net Asset Value Per Share—Institutional Shares	$21.93
See accompanying Notes, which are an integral part of the Financial Statements.
3

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	106,421
Total Income	106,421
Expenses
The Vanguard Group—Note B
Investment Advisory Services	58
Management and Administrative—ETF Shares	786
Management and Administrative—Institutional Shares	198
Management and Administrative—Institutional Plus Shares	5
Marketing and Distribution—ETF Shares	107
Marketing and Distribution—Institutional Shares	14
Marketing and Distribution—Institutional Plus Shares	—
Custodian Fees	12
Shareholders’ Reports and Proxy Fees—ETF Shares	177
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	1,372
Net Investment Income	105,049
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(230,609)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(73,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,982)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($11,596,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,049	168,455
Realized Net Gain (Loss)	(230,609)	(252,241)
Change in Unrealized Appreciation (Depreciation)	(73,422)	306,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,982)	222,844
Distributions
ETF Shares	(85,218)	(121,506)
Institutional Shares	(17,035)	(24,665)
Institutional Plus Shares	(1,473)	(8,699)
Total Distributions	(103,726)	(154,870)
Capital Share Transactions
ETF Shares	269,997	1,530,783
Institutional Shares	(75,997)	307,480
Institutional Plus Shares	(148,191)	(74,183)
Net Increase (Decrease) from Capital Share Transactions	45,809	1,764,080
Total Increase (Decrease)	(256,899)	1,832,054
Net Assets
Beginning of Period	4,994,288	3,162,234
End of Period	4,737,389	4,994,288
See accompanying Notes, which are an integral part of the Financial Statements.
5

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.32	$78.52	$96.31	$140.69	$163.11	$146.43
Investment Operations
Net Investment Income[1]	1.600	3.203	3.033	2.769	2.795	3.146
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.712)	(1.385)	(18.048)	(44.418)	(17.061)	18.113
Total from Investment Operations	(3.112)	1.818	(15.015)	(41.649)	(14.266)	21.259
Distributions
Dividends from Net Investment Income	(1.608)	(3.018)	(2.775)	(2.731)	(2.820)	(3.329)
Distributions from Realized Capital Gains	—	—	—	—	(5.334)	(1.250)
Total Distributions	(1.608)	(3.018)	(2.775)	(2.731)	(8.154)	(4.579)
Net Asset Value, End of Period	$72.60	$77.32	$78.52	$96.31	$140.69	$163.11
Total Return	-4.02%	2.64%	-15.83%	-30.00%	-8.94%	14.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,978	$3,961	$2,356	$1,312	$1,277	$1,810
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]	0.06%[3]	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.47%	4.34%	3.56%	2.33%	1.93%	2.06%
Portfolio Turnover Rate[4]	8%	22%	24%	15%	23%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.03, $.03, $.03, $.07, and $.07.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.36	$23.72	$29.09	$42.50	$49.27	$44.24
Investment Operations
Net Investment Income[1]	.483	.967	.911	.835	.842	.959
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.427)	(.415)	(5.444)	(13.425)	(5.143)	5.459
Total from Investment Operations	(.944)	.552	(4.533)	(12.590)	(4.301)	6.418
Distributions
Dividends from Net Investment Income	(.486)	(.912)	(.837)	(.820)	(.857)	(1.010)
Distributions from Realized Capital Gains	—	—	—	—	(1.612)	(.378)
Total Distributions	(.486)	(.912)	(.837)	(.820)	(2.469)	(1.388)
Net Asset Value, End of Period	$21.93	$23.36	$23.72	$29.09	$42.50	$49.27
Total Return[3]	-4.02%	2.56%	-15.83%	-30.01%	-8.95%	14.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$759	$886	$585	$623	$789	$889
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[4]	0.06%[4]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.46%	4.35%	3.52%	2.29%	1.96%	2.10%
Portfolio Turnover Rate[5]	8%	22%	24%	15%	23%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $.02, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Sep. 1, 2024 to Oct. 3, 2024[1]	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.64	$59.55	$73.04	$106.68	$123.70	$111.06
Investment Operations
Net Investment Income[2]	0.221	2.438	2.297	2.114	2.140	2.432
Net Realized and Unrealized Gain (Loss) on Investments[3]	0.325	(1.049)	(13.672)	(33.676)	(12.941)	13.716
Total from Investment Operations	0.546	1.389	(11.375)	(31.562)	(10.801)	16.148
Distributions
Dividends from Net Investment Income	(.586)	(2.299)	(2.115)	(2.078)	(2.173)	(2.560)
Distributions from Realized Capital Gains	—	—	—	—	(4.046)	(.948)
Total Distributions	(.586)	(2.299)	(2.115)	(2.078)	(6.219)	(3.508)
Net Asset Value, End of Period	$58.60[1]	$58.64	$59.55	$73.04	$106.68	$123.70
Total Return[4]	0.92%	2.57%	-15.82%	-29.98%	-8.95%	15.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$147	$222	$264	$505	$689
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[5]	0.04%[5]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.02%	4.37%	3.54%	2.29%	1.96%	2.12%
Portfolio Turnover Rate[6]	8%[7]	22%	24%	15%	23%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Net asset value as of October 3, 2024, on which date all shares were redeemed.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase fees of $.00, $.02, $.02, $.02, $.05, and $.05.
4	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund's portfolio turnover for the six months ended February 28, 2025.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. On October 3, 2024, all outstanding shares of the Institutional Plus class were redeemed. The fund has not issued any additional Institutional Plus Shares as of February 28, 2025.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $115,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
9

Extended Duration Treasury Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,735,318	—	4,735,318
Temporary Cash Investments	155	—	—	155
Total	155	4,735,318	—	4,735,473
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,524,961
Gross Unrealized Appreciation	37,056
Gross Unrealized Depreciation	(826,544)
Net Unrealized Appreciation (Depreciation)	(789,488)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $700,183,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $378,496,000 of investment securities and sold $630,893,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,337,054,000 and $1,144,827,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,418,359	19,875	2,041,777	27,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,148,362)	(16,300)	(510,994)	(6,725)
Net Increase (Decrease)—ETF Shares	269,997	3,575	1,530,783	21,225
Institutional Shares
Issued[1]	42,978	2,000	362,634	15,717
Issued in Lieu of Cash Distributions	16,319	747	24,444	1,094
Redeemed	(135,294)	(6,072)	(79,598)	(3,535)
Net Increase (Decrease)—Institutional Shares	(75,997)	(3,325)	307,480	13,276
Institutional Plus Shares[2]
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	1,473	24	8,699	155
Redeemed	(149,664)	(2,537)	(82,882)	(1,368)
Net Increase (Decrease)—Institutional Plus Shares	(148,191)	(2,513)	(74,183)	(1,213)
1	Includes purchase fees for fiscal 2025 and 2024 of $275,000 and $1,344,000, respectively (fund totals).
2	All outstanding shares were redeemed on October 3, 2024.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
10

Extended Duration Treasury Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12752 042025
11

Financial Statements
For the six-months ended February 28, 2025
Vanguard ESG U.S. Stock ETF

Contents
Financial Statements	1

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.4%)
	Linde plc	103,956	48,553
	Air Products and Chemicals Inc.	48,039	15,188
	Newmont Corp.	246,921	10,578
	Fastenal Co.	123,881	9,381
	Nucor Corp.	51,360	7,060
	International Paper Co.	112,911	6,363
	International Flavors & Fragrances Inc.	55,490	4,540
	LyondellBasell Industries NV Class A	56,249	4,322
	Steel Dynamics Inc.	31,482	4,252
	Avery Dennison Corp.	17,255	3,243
	CF Industries Holdings Inc.	37,695	3,054
	Royal Gold Inc.	14,240	2,093
	Albemarle Corp.	25,385	1,955
	United States Steel Corp.	48,363	1,945
	Mosaic Co.	69,585	1,664
	UFP Industries Inc.	13,139	1,406
*	Arcadium Lithium plc	233,034	1,361
	Element Solutions Inc.	48,468	1,265
	Balchem Corp.	7,003	1,219
	FMC Corp.	26,989	996
	Cabot Corp.	11,410	981
	Avient Corp.	19,808	847
	Westlake Corp.	7,288	818
	NewMarket Corp.	1,399	798
*	Coeur Mining Inc.	133,940	690
*	MP Materials Corp.	27,973	672
	Hecla Mining Co.	129,098	662
	Ashland Inc.	10,612	645
	Sensient Technologies Corp.	9,146	635
	Huntsman Corp.	36,502	618
	Innospec Inc.	5,530	572
	Scotts Miracle-Gro Co.	9,092	533
	Sylvamo Corp.	7,216	513
	Minerals Technologies Inc.	7,175	493
	Quaker Chemical Corp.	2,941	409
*	Ingevity Corp.	7,672	366
*	Constellium SE	27,151	309
	Stepan Co.	4,363	269
	Kaiser Aluminum Corp.	3,378	239
*	Century Aluminum Co.	11,199	212
	Tronox Holdings plc	24,337	189
	Worthington Steel Inc.	6,856	183
	Orion SA	12,161	170
*,1	Sigma Lithium Corp.	11,984	136
	Mativ Holdings Inc.	11,241	76
			142,473
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	2,032,517	431,463
*	Tesla Inc.	601,864	176,334
	Costco Wholesale Corp.	95,940	100,604
*	Netflix Inc.	92,679	90,877
	Home Depot Inc.	214,779	85,181
	McDonald's Corp.	156,012	48,103
	Walt Disney Co.	393,252	44,752
	Booking Holdings Inc.	7,186	36,045
*	Uber Technologies Inc.	440,144	33,455
	Lowe's Cos. Inc.	123,993	30,830
	TJX Cos. Inc.	245,344	30,609
	Starbucks Corp.	245,228	28,400
1

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	MercadoLibre Inc.	10,237	21,722
	NIKE Inc. Class B	256,044	20,338
*	Spotify Technology SA	31,805	19,338
*	O'Reilly Automotive Inc.	12,509	17,183
*	Chipotle Mexican Grill Inc.	295,716	15,960
	Marriott International Inc. Class A	49,728	13,946
	Hilton Worldwide Holdings Inc.	51,846	13,737
*	Airbnb Inc. Class A	94,647	13,144
*	AutoZone Inc.	3,659	12,781
	Royal Caribbean Cruises Ltd.	51,258	12,615
	Target Corp.	100,272	12,458
*	Copart Inc.	188,928	10,353
	Ross Stores Inc.	70,440	9,884
	Yum! Brands Inc.	60,844	9,514
*	Lululemon Athletica Inc.	25,491	9,320
	Ford Motor Co.	850,778	8,125
*	Take-Two Interactive Software Inc.	37,411	7,930
	Garmin Ltd.	33,595	7,691
	Electronic Arts Inc.	57,253	7,393
*	ROBLOX Corp. Class A	113,742	7,239
*	Trade Desk Inc. Class A	96,664	6,797
	eBay Inc.	103,562	6,705
	Tractor Supply Co.	116,634	6,456
	Lennar Corp. Class A	53,155	6,359
*	Warner Bros Discovery Inc.	526,636	6,035
*	Coupang Inc.	250,949	5,947
*	Carvana Co.	23,433	5,462
*	Carnival Corp.	222,230	5,318
*	Expedia Group Inc.	26,828	5,311
	Williams-Sonoma Inc.	27,031	5,260
*	Live Nation Entertainment Inc.	34,125	4,892
*	Deckers Outdoor Corp.	32,834	4,576
	PulteGroup Inc.	44,170	4,562
*	NVR Inc.	605	4,384
	Tapestry Inc.	50,296	4,296
	Best Buy Co. Inc.	46,782	4,206
*	Liberty Media Corp.-Liberty Formula One Class C	41,662	4,017
	Genuine Parts Co.	30,096	3,758
*	Ulta Beauty Inc.	10,215	3,742
	Domino's Pizza Inc.	7,507	3,676
	Estee Lauder Cos. Inc. Class A	49,796	3,581
	Fox Corp. Class A	61,752	3,557
	Dollar General Corp.	47,672	3,536
	Omnicom Group Inc.	41,820	3,461
*	Burlington Stores Inc.	13,797	3,440
*	Aptiv plc	50,917	3,316
*	Dollar Tree Inc.	44,088	3,212
	Rollins Inc.	60,542	3,172
	News Corp. Class A	104,811	3,000
*	BJ's Wholesale Club Holdings Inc.	28,533	2,889
	Pool Corp.	8,066	2,799
*	CarMax Inc.	33,488	2,779
*	Grab Holdings Ltd. Class A	544,116	2,639
*	On Holding AG Class A	53,778	2,607
*	TKO Group Holdings Inc. Class A	17,082	2,573
*	Duolingo Inc. Class A	8,035	2,507
	Service Corp. International	30,504	2,471
	Toll Brothers Inc.	21,780	2,432
	LKQ Corp.	56,019	2,363
	Somnigroup International Inc.	36,504	2,332
	Ralph Lauren Corp.	8,531	2,313
	Interpublic Group of Cos. Inc.	80,255	2,199
*	Floor & Decor Holdings Inc. Class A	22,742	2,198
*	Norwegian Cruise Line Holdings Ltd.	95,004	2,158
*	Rivian Automotive Inc. Class A	180,034	2,132
	Delta Air Lines Inc.	35,396	2,128
*	GameStop Corp. Class A	84,934	2,127
	Aramark	56,749	2,103
	Lithia Motors Inc. Class A	5,757	1,983
	Hasbro Inc.	29,967	1,951
2

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	VF Corp.	75,995	1,895
*	Dutch Bros Inc. Class A	23,638	1,871
	Wyndham Hotels & Resorts Inc.	16,506	1,788
*	Skechers USA Inc. Class A	28,686	1,750
	Bath & Body Works Inc.	47,481	1,720
*	Planet Fitness Inc. Class A	18,375	1,701
*	United Airlines Holdings Inc.	17,977	1,686
	New York Times Co. Class A	34,706	1,669
	H&R Block Inc.	30,161	1,644
*	Bright Horizons Family Solutions Inc.	12,645	1,640
*	Cava Group Inc.	16,251	1,544
*	SharkNinja Inc.	14,465	1,520
	Wingstop Inc.	6,391	1,500
	Paramount Global Class B	129,440	1,470
	Autoliv Inc.	15,088	1,469
	BorgWarner Inc.	47,465	1,413
*	Ollie's Bargain Outlet Holdings Inc.	13,236	1,370
*	Taylor Morrison Home Corp. Class A	22,184	1,367
	Group 1 Automotive Inc.	2,862	1,315
	Vail Resorts Inc.	8,133	1,293
	U-Haul Holding Co.	20,868	1,284
	Hyatt Hotels Corp. Class A	8,885	1,252
*	Etsy Inc.	24,230	1,240
	Gentex Corp.	50,476	1,228
*	SiteOne Landscape Supply Inc.	9,723	1,228
*	Crocs Inc.	12,326	1,227
*	Champion Homes Inc.	11,651	1,194
*	Asbury Automotive Group Inc.	4,331	1,162
	Whirlpool Corp.	11,386	1,159
*	Grand Canyon Education Inc.	6,323	1,137
	Sirius XM Holdings Inc.	46,763	1,131
*	Abercrombie & Fitch Co. Class A	10,892	1,122
	Meritage Homes Corp.	15,460	1,120
	Nexstar Media Group Inc. Class A	6,618	1,119
*	MakeMyTrip Ltd.	11,578	1,115
	Thor Industries Inc.	11,168	1,110
	Lear Corp.	11,794	1,109
*	Lyft Inc. Class A	79,700	1,063
*	Viking Holdings Ltd.	21,987	1,058
*	RH	3,259	1,050
*	Five Below Inc.	11,849	1,030
*	Valvoline Inc.	27,753	1,024
*	AutoNation Inc.	5,608	1,023
	Southwest Airlines Co.	32,331	1,004
	Gap Inc.	44,065	996
*	Cavco Industries Inc.	1,844	967
	PVH Corp.	12,030	900
	Six Flags Entertainment Corp.	20,045	881
	Macy's Inc.	60,006	861
	Choice Hotels International Inc.	5,942	851
	KB Home	13,955	851
*	Adtalem Global Education Inc.	8,301	849
*	Liberty Media Corp.-Liberty Formula One Class A	9,252	825
*	elf Beauty Inc.	11,717	823
*	Wayfair Inc. Class A	20,755	821
*	Madison Square Garden Sports Corp.	4,006	816
	Travel + Leisure Co.	14,536	811
*	Urban Outfitters Inc.	13,638	794
*	Boot Barn Holdings Inc.	6,399	783
	Rush Enterprises Inc. Class A	13,358	779
	Kontoor Brands Inc.	11,903	774
*	Frontdoor Inc.	16,681	759
	Fox Corp. Class B	13,912	752
*	Dorman Products Inc.	5,352	704
*	Hilton Grand Vacations Inc.	15,720	674
*	M/I Homes Inc.	5,743	673
*	YETI Holdings Inc.	18,885	673
	Harley-Davidson Inc.	25,953	669
	Penske Automotive Group Inc.	3,854	650
*	Tri Pointe Homes Inc.	20,032	634
3

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	TEGNA Inc.	34,830	634
*	Cinemark Holdings Inc.	23,544	603
*	Liberty Media Corp.-Liberty Live Class A	8,345	597
	Wendy's Co.	38,399	595
*	Goodyear Tire & Rubber Co.	62,201	588
	Columbia Sportswear Co.	6,760	587
	Newell Brands Inc.	89,801	577
*	Peloton Interactive Inc. Class A	76,620	577
	Marriott Vacations Worldwide Corp.	7,539	569
	LCI Industries	5,413	562
*	Capri Holdings Ltd.	25,412	559
*	Laureate Education Inc.	27,243	543
	Interparfums Inc.	3,865	537
	Steven Madden Ltd.	16,262	533
*	Life Time Group Holdings Inc.	17,200	524
	Nordstrom Inc.	21,429	521
*	Visteon Corp.	5,887	511
*	OPENLANE Inc.	22,485	501
	American Eagle Outfitters Inc.	38,113	499
*	American Airlines Group Inc.	34,094	489
*	Coty Inc. Class A	84,625	482
*	Alaska Air Group Inc.	6,570	475
*	Lucid Group Inc. Class A	213,055	473
	PriceSmart Inc.	5,259	470
	Signet Jewelers Ltd.	8,984	470
	Advance Auto Parts Inc.	12,693	468
	HNI Corp.	9,981	465
*	Liberty Media Corp.-Liberty Live Class C	6,309	463
*	Atlanta Braves Holdings Inc. Class C	11,272	455
*	Victoria's Secret & Co.	16,937	453
*	Hanesbrands Inc.	74,020	446
	Phinia Inc.	8,785	433
*	Birkenstock Holding plc	8,428	417
	Dana Inc.	27,388	407
	Century Communities Inc.	5,764	400
	La-Z-Boy Inc.	8,689	393
*	Under Armour Inc. Class C	60,982	387
*	Green Brick Partners Inc.	6,444	385
	Acushnet Holdings Corp.	5,804	373
	Strategic Education Inc.	4,612	371
*	QuantumScape Corp. Class A	78,570	369
*	Amer Sports Inc.	12,077	361
*	United Parks & Resorts Inc.	7,052	356
*	Central Garden & Pet Co. Class A	11,114	350
*	Sonos Inc.	25,867	342
	John Wiley & Sons Inc. Class A	8,350	333
*	LGI Homes Inc.	4,480	329
*	TripAdvisor Inc.	21,992	325
	MillerKnoll Inc.	15,033	323
*	Sabre Corp.	77,314	319
	Papa John's International Inc.	6,988	317
*	Foot Locker Inc.	17,539	304
	Carter's Inc.	7,231	298
*	Madison Square Garden Entertainment Corp. Class A	8,615	297
*	Avis Budget Group Inc.	3,614	286
	Upbound Group Inc.	11,087	286
*	Adient plc	17,790	282
*	Helen of Troy Ltd.	4,938	272
	Leggett & Platt Inc.	28,091	258
	Kohl's Corp.	22,382	255
	Buckle Inc.	6,366	255
*	AMC Entertainment Holdings Inc. Class A	75,346	249
*	Sphere Entertainment Co.	5,632	246
*	Fox Factory Holding Corp.	8,807	244
	PROG Holdings Inc.	8,606	244
	Winnebago Industries Inc.	5,863	237
*	IMAX Corp.	9,255	237
*	Coursera Inc.	29,806	236
	Steelcase Inc. Class A	19,105	232
*	G-III Apparel Group Ltd.	8,473	229
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Gentherm Inc.	6,659	220
*	Driven Brands Holdings Inc.	12,264	215
*	Lions Gate Entertainment Corp. Class B	24,160	213
	Cracker Barrel Old Country Store Inc.	4,611	209
*	National Vision Holdings Inc.	16,097	205
	Oxford Industries Inc.	3,137	195
*	Sally Beauty Holdings Inc.	21,673	195
*	Topgolf Callaway Brands Corp.	28,825	188
*	U-Haul Holding Co. (XNYS)	2,464	171
*	Mister Car Wash Inc.	19,533	166
*	Under Armour Inc. Class A	23,720	162
	Jack in the Box Inc.	3,757	144
*	Lions Gate Entertainment Corp. Class A	13,710	137
	News Corp. Class B	3,905	126
	Krispy Kreme Inc.	18,251	113
*	ODP Corp.	7,173	112
	Scholastic Corp.	5,051	111
*	JetBlue Airways Corp.	16,615	108
*	Hertz Global Holdings Inc.	24,403	102
*	Atlanta Braves Holdings Inc. Class A	2,287	101
	Guess? Inc.	5,338	54
			1,680,135
Consumer Staples (4.1%)
	Procter & Gamble Co.	510,896	88,814
	Coca-Cola Co.	840,401	59,845
	PepsiCo Inc.	297,655	45,681
	Mondelez International Inc. Class A	290,055	18,630
	CVS Health Corp.	273,427	17,970
	McKesson Corp.	28,062	17,967
	Colgate-Palmolive Co.	176,091	16,054
	Kimberly-Clark Corp.	72,724	10,328
	Corteva Inc.	151,598	9,548
	Kroger Co.	143,553	9,305
	Cencora Inc.	35,929	9,109
	Keurig Dr Pepper Inc.	253,563	8,499
*	Monster Beverage Corp.	155,151	8,479
	Sysco Corp.	106,464	8,042
	General Mills Inc.	121,073	7,340
	Kraft Heinz Co.	192,605	5,915
	Church & Dwight Co. Inc.	52,817	5,873
	Hershey Co.	31,538	5,447
	Archer-Daniels-Midland Co.	103,335	4,877
	Kellanova	56,585	4,691
	McCormick & Co. Inc. (Non-Voting)	54,467	4,500
	Clorox Co.	26,812	4,193
	Coca-Cola Europacific Partners plc	44,397	3,830
	Tyson Foods Inc. Class A	61,015	3,743
*	US Foods Holding Corp.	49,605	3,556
*	Sprouts Farmers Market Inc.	21,762	3,230
	Conagra Brands Inc.	102,829	2,626
	J M Smucker Co.	22,484	2,485
	Bunge Global SA	30,102	2,233
*	BellRing Brands Inc.	27,839	2,040
	Albertsons Cos. Inc. Class A	90,449	1,903
	Ingredion Inc.	14,174	1,851
	Coca-Cola Consolidated Inc.	1,275	1,807
	Hormel Foods Corp.	62,988	1,803
	Walgreens Boots Alliance Inc.	156,295	1,669
	Campbell's Co.	41,405	1,659
	Lamb Weston Holdings Inc.	30,686	1,592
*	Darling Ingredients Inc.	34,033	1,228
*	Post Holdings Inc.	10,257	1,164
	Primo Brands Corp.	34,215	1,153
*	Freshpet Inc.	10,058	1,077
	Lancaster Colony Corp.	4,265	815
	Cal-Maine Foods Inc.	8,743	790
	Flowers Foods Inc.	40,401	757
*	Simply Good Foods Co.	20,028	756
	WD-40 Co.	2,928	699
5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Nomad Foods Ltd.	28,234	534
	Spectrum Brands Holdings Inc.	6,131	475
	Energizer Holdings Inc.	15,132	465
	J & J Snack Foods Corp.	3,363	442
	Edgewell Personal Care Co.	10,142	319
*	TreeHouse Foods Inc.	9,700	305
	Reynolds Consumer Products Inc.	11,726	287
	WK Kellogg Co.	13,568	269
	Weis Markets Inc.	3,384	250
*	Grocery Outlet Holding Corp.	20,476	243
	National Beverage Corp.	4,948	197
*	Herbalife Ltd.	21,529	179
*	USANA Health Sciences Inc.	2,122	63
			419,601
Energy (0.1%)
*	First Solar Inc.	23,073	3,142
*	Enphase Energy Inc.	28,540	1,636
*	NEXTracker Inc. Class A	31,204	1,374
*,1	Plug Power Inc.	166,806	268
*	SolarEdge Technologies Inc.	11,414	188
*	Array Technologies Inc.	30,788	163
*	Shoals Technologies Group Inc. Class A	34,012	103
*	Ameresco Inc. Class A	6,759	80
*	Fluence Energy Inc.	12,193	70
			7,024
Financials (11.4%)
	JPMorgan Chase & Co.	608,326	160,993
	Bank of America Corp.	1,441,538	66,455
	Goldman Sachs Group Inc.	66,449	41,351
	S&P Global Inc.	67,738	36,155
	Progressive Corp.	126,556	35,689
	Morgan Stanley	251,248	33,444
	Citigroup Inc.	409,703	32,756
	Blackrock Inc.	31,954	31,244
	Charles Schwab Corp.	358,684	28,526
	Marsh & McLennan Cos. Inc.	106,732	25,385
	Blackstone Inc.	156,236	25,179
	Chubb Ltd.	87,564	24,998
	Intercontinental Exchange Inc.	122,895	21,289
	CME Group Inc.	77,873	19,762
	Arthur J Gallagher & Co.	53,218	17,974
	Aon plc Class A	42,478	17,379
	Moody's Corp.	34,226	17,248
	Apollo Global Management Inc.	112,892	16,851
	PNC Financial Services Group Inc.	85,892	16,484
	US Bancorp	337,379	15,823
	Bank of New York Mellon Corp.	159,948	14,227
	Truist Financial Corp.	289,143	13,402
	Aflac Inc.	120,827	13,227
	Travelers Cos. Inc.	49,513	12,799
	American International Group Inc.	140,876	11,684
	Allstate Corp.	56,954	11,342
	Ameriprise Financial Inc.	21,012	11,290
	MetLife Inc.	127,520	10,990
	Discover Financial Services	54,201	10,580
	MSCI Inc.	16,434	9,704
*	Coinbase Global Inc. Class A	43,829	9,450
	Prudential Financial Inc.	77,775	8,952
	Willis Towers Watson plc	21,832	7,415
*	NU Holdings Ltd. Class A	688,915	7,406
	Hartford Insurance Group Inc.	62,607	7,405
	Nasdaq Inc.	89,049	7,372
*	Robinhood Markets Inc. Class A	145,516	7,290
	Arch Capital Group Ltd.	78,017	7,249
	M&T Bank Corp.	35,899	6,883
	Ares Management Corp. Class A	40,139	6,861
	Fifth Third Bancorp	146,303	6,360
	State Street Corp.	63,383	6,290
	Raymond James Financial Inc.	39,841	6,162
6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Brown & Brown Inc.	51,695	6,128
	Broadridge Financial Solutions Inc.	25,361	6,118
	LPL Financial Holdings Inc.	16,110	5,989
	First Citizens BancShares Inc. Class A	2,628	5,382
*	Markel Group Inc.	2,770	5,356
	Huntington Bancshares Inc.	312,755	5,151
	T. Rowe Price Group Inc.	47,584	5,031
	Cincinnati Financial Corp.	33,211	4,909
	Cboe Global Markets Inc.	22,864	4,820
	Regions Financial Corp.	198,832	4,714
	Interactive Brokers Group Inc. Class A	22,889	4,679
	Northern Trust Corp.	42,449	4,679
	Citizens Financial Group Inc.	96,397	4,412
	Principal Financial Group Inc.	49,016	4,364
	W R Berkley Corp.	63,886	4,030
	FactSet Research Systems Inc.	8,214	3,793
	Equitable Holdings Inc.	68,057	3,745
	Fidelity National Financial Inc.	56,096	3,620
	KeyCorp	199,880	3,462
	Tradeweb Markets Inc. Class A	25,223	3,414
	Loews Corp.	38,589	3,345
*	SoFi Technologies Inc.	229,112	3,315
	Everest Group Ltd.	9,277	3,277
	Unum Group	39,322	3,236
	Reinsurance Group of America Inc.	14,162	2,871
	East West Bancorp Inc.	29,793	2,813
	Credicorp Ltd.	14,753	2,700
	Annaly Capital Management Inc.	121,132	2,660
	RenaissanceRe Holdings Ltd.	11,133	2,645
	First Horizon Corp.	115,213	2,482
	Globe Life Inc.	19,271	2,456
	Blue Owl Capital Inc. Class A	112,179	2,415
	Assurant Inc.	11,287	2,346
	Stifel Financial Corp.	21,374	2,270
	Corebridge Financial Inc.	63,912	2,216
	Ally Financial Inc.	59,311	2,200
	Primerica Inc.	7,326	2,125
	SouthState Corp.	20,985	2,115
	Webster Financial Corp.	37,056	2,087
	Kinsale Capital Group Inc.	4,757	2,054
	Western Alliance Bancorp	23,187	2,015
	Old Republic International Corp.	51,185	1,971
	Houlihan Lokey Inc. Class A	11,368	1,971
	American Financial Group Inc.	15,508	1,958
	Pinnacle Financial Partners Inc.	16,432	1,878
	Evercore Inc. Class A	7,724	1,868
	Comerica Inc.	28,623	1,841
	AGNC Investment Corp.	174,475	1,820
	Cullen/Frost Bankers Inc.	12,772	1,750
	Wintrust Financial Corp.	13,931	1,734
	SEI Investments Co.	21,559	1,726
	Commerce Bancshares Inc.	26,422	1,719
	Zions Bancorp NA	31,461	1,700
	Synovus Financial Corp.	31,298	1,624
	Axis Capital Holdings Ltd.	16,660	1,614
	UMB Financial Corp.	14,618	1,613
	Old National Bancorp	67,190	1,596
	Ryan Specialty Holdings Inc. Class A	22,301	1,561
	Popular Inc.	15,516	1,558
	Voya Financial Inc.	21,326	1,541
	MarketAxess Holdings Inc.	7,949	1,533
*	Mr. Cooper Group Inc.	13,583	1,526
	Prosperity Bancshares Inc.	19,528	1,499
	Jackson Financial Inc. Class A	16,102	1,475
	Lincoln National Corp.	36,948	1,441
	First American Financial Corp.	21,731	1,428
	Starwood Property Trust Inc.	68,577	1,407
	SLM Corp.	46,153	1,393
	Invesco Ltd.	79,548	1,383
	RLI Corp.	18,114	1,378
7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	MGIC Investment Corp.	55,679	1,370
	Rithm Capital Corp.	112,233	1,364
	Cadence Bank	39,623	1,314
	Hanover Insurance Group Inc.	7,691	1,312
	OneMain Holdings Inc.	24,369	1,310
	Hamilton Lane Inc. Class A	8,359	1,307
	Essent Group Ltd.	22,657	1,306
	Franklin Resources Inc.	62,368	1,263
	XP Inc. Class A	88,963	1,259
	Columbia Banking System Inc.	45,455	1,215
	Home BancShares Inc.	40,034	1,199
	Glacier Bancorp Inc.	24,517	1,197
	Lazard Inc.	23,679	1,188
	Janus Henderson Group plc	27,439	1,158
	FNB Corp.	76,911	1,141
*	Upstart Holdings Inc.	16,940	1,129
	Selective Insurance Group Inc.	13,050	1,123
	Bank OZK	23,067	1,107
	Affiliated Managers Group Inc.	6,391	1,092
	Moelis & Co. Class A	15,350	1,084
	Hancock Whitney Corp.	18,908	1,080
	Radian Group Inc.	32,556	1,071
	Piper Sandler Cos.	3,699	1,071
	First Financial Bankshares Inc.	28,193	1,062
	United Bankshares Inc.	29,147	1,053
	TPG Inc. Class A	18,418	1,016
	ServisFirst Bancshares Inc.	11,052	1,010
	Valley National Bancorp	102,088	1,005
	White Mountains Insurance Group Ltd.	524	969
	Assured Guaranty Ltd.	11,033	964
	CNO Financial Group Inc.	22,950	957
	Ameris Bancorp	14,479	935
	Kemper Corp.	13,315	900
*	Enstar Group Ltd.	2,672	889
	Associated Banc-Corp	35,509	882
	United Community Banks Inc.	26,623	858
*	MARA Holdings Inc.	61,170	852
	Fulton Financial Corp.	40,513	803
*	Texas Capital Bancshares Inc.	10,145	803
*	Brighthouse Financial Inc.	13,435	797
	Blackstone Mortgage Trust Inc. Class A	38,101	792
	International Bancshares Corp.	11,828	792
	BGC Group Inc. Class A	79,801	790
*	Axos Financial Inc.	11,745	785
	First Hawaiian Inc.	28,371	763
	Community Financial System Inc.	11,641	737
	Cathay General Bancorp	15,641	734
	Eastern Bankshares Inc.	40,459	724
	WSFS Financial Corp.	13,024	707
	Atlantic Union Bankshares Corp.	19,796	706
	First Bancorp	36,214	705
*	Palomar Holdings Inc.	5,395	694
*	Credit Acceptance Corp.	1,333	656
	WesBanco Inc.	18,439	647
*	Genworth Financial Inc. Class A	92,528	643
*	NMI Holdings Inc. Class A	17,619	642
	Flagstar Financial Inc.	53,523	642
	Virtu Financial Inc. Class A	16,747	612
	Simmons First National Corp. Class A	27,812	611
	Independent Bank Corp.	8,801	603
	Walker & Dunlop Inc.	7,035	603
	PennyMac Financial Services Inc.	5,791	600
	BankUnited Inc.	15,883	597
	Bank of Hawaii Corp.	8,245	595
	First Merchants Corp.	13,225	579
	Artisan Partners Asset Management Inc. Class A	13,700	578
*	Riot Platforms Inc.	61,636	572
	CVB Financial Corp.	27,980	564
	First Financial Bancorp	20,432	560
	Bread Financial Holdings Inc.	10,330	558
8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Freedom Holding Corp.	3,696	544
	Towne Bank	14,611	539
	BOK Financial Corp.	4,777	521
	Seacoast Banking Corp. of Florida	18,075	511
	Park National Corp.	3,034	505
	BancFirst Corp.	4,218	503
	First Interstate BancSystem Inc. Class A	16,295	500
	Banner Corp.	7,205	497
	Cohen & Steers Inc.	5,664	495
[1]	Arbor Realty Trust Inc.	39,435	487
	Pacific Premier Bancorp Inc.	20,196	483
	Renasant Corp.	13,304	482
	Provident Financial Services Inc.	26,253	479
	NBT Bancorp Inc.	9,672	462
	Trustmark Corp.	12,441	455
	WaFd Inc.	13,966	413
	Stock Yards Bancorp Inc.	5,436	396
*	Lemonade Inc.	10,616	386
	Northwest Bancshares Inc.	29,788	376
	Horace Mann Educators Corp.	8,790	372
	City Holding Co.	3,036	361
	Nelnet Inc. Class A	2,949	361
	Bank of NT Butterfield & Son Ltd.	9,305	361
	First Commonwealth Financial Corp.	20,931	344
*	Triumph Financial Inc.	4,636	319
	Hilltop Holdings Inc.	9,938	318
	S&T Bancorp Inc.	7,817	314
	Two Harbors Investment Corp.	20,978	297
	Ladder Capital Corp.	24,465	290
	Sandy Spring Bancorp Inc.	9,025	289
*	SiriusPoint Ltd.	18,746	288
	Westamerica Bancorp	5,352	279
	Hope Bancorp Inc.	24,780	271
	Virtus Investment Partners Inc.	1,445	271
	WisdomTree Inc.	29,546	269
	PennyMac Mortgage Investment Trust	18,186	266
	Employers Holdings Inc.	4,984	258
	Berkshire Hills Bancorp Inc.	9,017	257
	1st Source Corp.	3,936	255
	CNA Financial Corp.	4,856	238
	Live Oak Bancshares Inc.	7,461	237
	Navient Corp.	16,472	236
	Chimera Investment Corp.	16,594	236
*	Trupanion Inc.	6,739	233
	Safety Insurance Group Inc.	3,012	229
	ARMOUR Residential REIT Inc.	11,964	228
	MFA Financial Inc.	21,086	224
*	Encore Capital Group Inc.	4,806	181
	F&G Annuities & Life Inc.	4,100	175
	TFS Financial Corp.	11,229	148
	Republic Bancorp Inc. Class A	1,648	112
*	Columbia Financial Inc.	5,504	87
			1,175,114
Health Care (11.5%)
	Eli Lilly & Co.	173,314	159,558
	UnitedHealth Group Inc.	199,140	94,584
	AbbVie Inc.	383,584	80,181
	Abbott Laboratories	374,623	51,702
	Merck & Co. Inc.	548,954	50,641
*	Intuitive Surgical Inc.	76,423	43,802
	Thermo Fisher Scientific Inc.	82,656	43,722
	Amgen Inc.	116,113	35,770
*	Boston Scientific Corp.	317,978	33,003
	Pfizer Inc.	1,227,400	32,440
	Gilead Sciences Inc.	270,341	30,903
	Stryker Corp.	78,365	30,264
	Danaher Corp.	139,762	29,037
*	Vertex Pharmaceuticals Inc.	55,940	26,839
	Bristol-Myers Squibb Co.	439,188	26,184
9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Medtronic plc	278,011	25,583
	Elevance Health Inc.	50,384	19,996
	Cigna Group	59,269	18,305
	Zoetis Inc.	99,032	16,562
	Regeneron Pharmaceuticals Inc.	22,665	15,837
	Becton Dickinson & Co.	62,592	14,116
	HCA Healthcare Inc.	40,113	12,287
*	Edwards Lifesciences Corp.	129,596	9,282
	GE HealthCare Technologies Inc.	98,429	8,598
	Agilent Technologies Inc.	62,135	7,948
*	IDEXX Laboratories Inc.	17,635	7,708
*	Dexcom Inc.	84,576	7,474
*	IQVIA Holdings Inc.	39,026	7,368
	ResMed Inc.	31,492	7,354
*	Veeva Systems Inc. Class A	31,994	7,171
	Humana Inc.	26,152	7,072
*	Alnylam Pharmaceuticals Inc.	27,860	6,874
	Cardinal Health Inc.	52,751	6,830
*	Centene Corp.	109,458	6,366
*	Waters Corp.	12,741	4,808
	STERIS plc	21,419	4,696
	Labcorp Holdings Inc.	18,195	4,568
	Zimmer Biomet Holdings Inc.	42,958	4,481
*	Biogen Inc.	31,574	4,436
	Quest Diagnostics Inc.	24,051	4,158
*	Insulet Corp.	15,129	4,119
*	Natera Inc.	24,818	3,861
*	Cooper Cos. Inc.	42,228	3,817
	Baxter International Inc.	110,309	3,807
*	Molina Healthcare Inc.	12,253	3,690
	West Pharmaceutical Services Inc.	15,673	3,641
*	ICON plc	17,854	3,393
*	Hologic Inc.	49,328	3,127
*	Illumina Inc.	34,443	3,056
*	Align Technology Inc.	16,230	3,036
*	Insmed Inc.	37,055	3,022
*	United Therapeutics Corp.	9,382	3,003
	Revvity Inc.	26,694	2,994
*	BioMarin Pharmaceutical Inc.	40,927	2,912
*	Intra-Cellular Therapies Inc.	22,442	2,877
	Royalty Pharma plc Class A	85,052	2,861
*	Tenet Healthcare Corp.	20,547	2,601
*	Neurocrine Biosciences Inc.	21,564	2,560
*	Incyte Corp.	34,562	2,540
*	Avantor Inc.	146,685	2,450
*	Solventum Corp.	30,112	2,401
	Viatris Inc.	257,051	2,373
*	Exelixis Inc.	61,032	2,361
*	Penumbra Inc.	7,918	2,260
*	Moderna Inc.	70,335	2,178
	Universal Health Services Inc. Class B	12,370	2,168
	Encompass Health Corp.	21,433	2,146
*	Sarepta Therapeutics Inc.	19,684	2,101
	Bio-Techne Corp.	33,687	2,080
*	HealthEquity Inc.	18,355	2,015
*	Henry Schein Inc.	27,364	1,975
*	Vaxcyte Inc.	26,732	1,952
*	Globus Medical Inc. Class A	24,269	1,949
	Chemed Corp.	3,216	1,932
*	Repligen Corp.	12,095	1,926
*	Jazz Pharmaceuticals plc	13,122	1,883
*	Doximity Inc. Class A	26,683	1,881
*	Exact Sciences Corp.	39,640	1,879
*	Charles River Laboratories International Inc.	11,111	1,837
*	Hims & Hers Health Inc.	40,739	1,837
*	Medpace Holdings Inc.	5,505	1,802
*	Masimo Corp.	9,336	1,762
*	Halozyme Therapeutics Inc.	26,634	1,575
	Ensign Group Inc.	12,076	1,560
*	DaVita Inc.	10,287	1,521
10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Revolution Medicines Inc.	36,194	1,475
*	Lantheus Holdings Inc.	14,850	1,393
	Teleflex Inc.	10,077	1,338
*	Blueprint Medicines Corp.	13,820	1,335
*	Madrigal Pharmaceuticals Inc.	3,872	1,321
*	Glaukos Corp.	10,556	1,267
*	Merit Medical Systems Inc.	12,365	1,262
*	Option Care Health Inc.	36,821	1,234
*	Elanco Animal Health Inc.	107,935	1,206
*	Alkermes plc	34,827	1,196
*	Inspire Medical Systems Inc.	6,406	1,189
*	Ionis Pharmaceuticals Inc.	34,344	1,140
*	Cytokinetics Inc.	24,729	1,138
	Bruker Corp.	23,813	1,124
*	Guardant Health Inc.	25,486	1,084
*	Bio-Rad Laboratories Inc. Class A	4,075	1,081
*	Corcept Therapeutics Inc.	17,510	1,061
*	Bridgebio Pharma Inc.	30,067	1,049
*	Axsome Therapeutics Inc.	7,973	1,017
*	Krystal Biotech Inc.	5,385	965
*	TG Therapeutics Inc.	30,511	918
*	Prestige Consumer Healthcare Inc.	10,731	909
*	PTC Therapeutics Inc.	16,324	902
*	Integer Holdings Corp.	7,077	872
	Perrigo Co. plc	30,066	872
	Organon & Co.	56,229	838
*	Ultragenyx Pharmaceutical Inc.	19,466	836
*	SpringWorks Therapeutics Inc.	14,220	821
*	CRISPR Therapeutics AG	18,185	799
*	RadNet Inc.	14,330	795
*	Envista Holdings Corp.	37,306	745
	DENTSPLY SIRONA Inc.	44,590	738
*	iRhythm Technologies Inc.	6,681	736
*	Avidity Biosciences Inc.	24,025	736
*	Haemonetics Corp.	11,012	721
*	Akero Therapeutics Inc.	14,665	720
*	ICU Medical Inc.	4,745	694
*	Biohaven Ltd.	18,606	692
*	Crinetics Pharmaceuticals Inc.	19,180	686
*	Viking Therapeutics Inc.	23,238	671
*	Amedisys Inc.	6,961	640
*	Xenon Pharmaceuticals Inc.	17,050	631
*	CorVel Corp.	5,628	621
*	Merus NV	12,972	611
*	Amicus Therapeutics Inc.	63,806	606
*	Acadia Healthcare Co. Inc.	19,853	595
*	Apellis Pharmaceuticals Inc.	22,818	574
*	Nuvalent Inc. Class A	7,616	571
*	Veracyte Inc.	16,137	561
*	Privia Health Group Inc.	21,628	540
*	QuidelOrtho Corp.	13,079	523
	Patterson Cos. Inc.	16,705	520
*	TransMedics Group Inc.	6,763	516
*	LivaNova plc	11,934	497
*	ACADIA Pharmaceuticals Inc.	25,152	493
*	Arrowhead Pharmaceuticals Inc.	26,034	492
*	Neogen Corp.	47,913	482
*	Twist Bioscience Corp.	12,382	481
*	Azenta Inc.	10,606	463
*	Denali Therapeutics Inc.	27,370	453
*	Novocure Ltd.	22,968	438
*	Ligand Pharmaceuticals Inc.	3,574	437
	Select Medical Holdings Corp.	23,753	432
*	Beam Therapeutics Inc.	15,691	413
*	Agios Pharmaceuticals Inc.	11,587	412
*	AtriCure Inc.	10,116	392
*	Recursion Pharmaceuticals Inc. Class A	51,889	390
*	Sotera Health Co.	31,066	387
*	Surgery Partners Inc.	16,026	386
	CONMED Corp.	6,253	370
11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Premier Inc. Class A	20,332	370
*	Omnicell Inc.	9,542	363
*	BioCryst Pharmaceuticals Inc.	41,719	359
*	Progyny Inc.	15,798	356
*	Teladoc Health Inc.	36,795	352
*	Supernus Pharmaceuticals Inc.	10,232	328
*	Integra LifeSciences Holdings Corp.	14,061	326
*	Alignment Healthcare Inc.	20,614	323
*	Certara Inc.	26,277	315
*	Kymera Therapeutics Inc.	9,772	306
*	Phreesia Inc.	11,456	304
*	Tandem Diabetes Care Inc.	13,599	301
*	Inmode Ltd.	14,976	280
*	Harmony Biosciences Holdings Inc.	7,985	270
*	NeoGenomics Inc.	26,080	261
*	Fortrea Holdings Inc.	18,334	254
*	Immunovant Inc.	12,183	251
*	10X Genomics Inc. Class A	22,937	245
*	AdaptHealth Corp. Class A	21,486	245
*	Iovance Biotherapeutics Inc.	57,377	243
*	Dyne Therapeutics Inc.	17,538	239
*	LifeStance Health Group Inc.	30,739	239
*	Pacira BioSciences Inc.	9,748	234
*	Arvinas Inc.	12,950	229
*	Amphastar Pharmaceuticals Inc.	7,988	227
*	MoonLake Immunotherapeutics Class A	5,394	225
*	Intellia Therapeutics Inc.	21,715	219
*	Xencor Inc.	14,000	215
*	Evolent Health Inc. Class A	23,638	213
*	Myriad Genetics Inc.	18,325	197
*	Innoviva Inc.	11,012	197
*	agilon health Inc.	61,077	191
*	STAAR Surgical Co.	10,501	184
*	Vir Biotechnology Inc.	19,630	165
*	Owens & Minor Inc.	15,234	146
*	Avanos Medical Inc.	9,555	144
*	Prothena Corp. plc	9,083	144
*	Rocket Pharmaceuticals Inc.	14,115	133
*	Arcus Biosciences Inc.	11,531	126
*	OPKO Health Inc.	60,892	106
*	Relay Therapeutics Inc.	25,045	85
*	Maravai LifeSciences Holdings Inc. Class A	22,895	74
*,1	Sana Biotechnology Inc.	26,694	70
*	Ironwood Pharmaceuticals Inc. Class A	31,221	50
*,2	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	3
*,3	OmniAb Inc. 12.5 Earnout	1,051	—
*,3	OmniAb Inc. 15 Earnout	1,051	—
			1,185,839
Industrials (10.1%)
	Visa Inc. Class A	341,143	123,736
	Mastercard Inc. Class A	176,574	101,761
	Accenture plc Class A	135,889	47,357
	American Express Co.	121,455	36,553
	Caterpillar Inc.	105,838	36,403
	Union Pacific Corp.	132,009	32,565
*	Fiserv Inc.	122,730	28,926
	Automatic Data Processing Inc.	88,923	28,027
	Deere & Co.	54,628	26,265
	United Parcel Service Inc. Class B	157,868	18,791
	Trane Technologies plc	48,984	17,326
	Illinois Tool Works Inc.	63,354	16,724
	Capital One Financial Corp.	82,047	16,454
	Cintas Corp.	74,873	15,536
*	PayPal Holdings Inc.	217,166	15,430
	CSX Corp.	417,326	13,359
	FedEx Corp.	48,960	12,872
	Johnson Controls International plc	144,592	12,386
	PACCAR Inc.	111,284	11,934
	Carrier Global Corp.	181,485	11,760
12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Paychex Inc.	69,688	10,570
*	Fair Isaac Corp.	5,105	9,630
	Verisk Analytics Inc.	30,504	9,057
	Otis Worldwide Corp.	86,505	8,631
	Fidelity National Information Services Inc.	118,361	8,418
*	Axon Enterprise Inc.	15,527	8,205
*	Block Inc. Class A	120,225	7,851
	Ferguson Enterprises Inc.	43,757	7,767
	Ingersoll Rand Inc.	87,464	7,415
	DuPont de Nemours Inc.	90,593	7,408
	Old Dominion Freight Line Inc.	41,909	7,397
	Rockwell Automation Inc.	24,872	7,142
	Vulcan Materials Co.	28,602	7,074
	Westinghouse Air Brake Technologies Corp.	36,800	6,821
	Equifax Inc.	26,635	6,531
	Martin Marietta Materials Inc.	13,227	6,390
*	Keysight Technologies Inc.	37,726	6,018
	Dover Corp.	29,703	5,904
	Global Payments Inc.	55,227	5,814
*	Mettler-Toledo International Inc.	4,556	5,798
*	Corpay Inc.	14,639	5,373
	Veralto Corp.	53,417	5,329
	Synchrony Financial	84,220	5,110
	AerCap Holdings NV	40,706	4,197
	Lennox International Inc.	6,972	4,190
	Packaging Corp. of America	19,144	4,079
	TransUnion	42,029	3,885
	Snap-on Inc.	11,175	3,813
*	Trimble Inc.	52,795	3,800
	Watsco Inc.	7,478	3,771
*	Affirm Holdings Inc. Class A	56,118	3,600
	Expeditors International of Washington Inc.	30,371	3,564
	Masco Corp.	46,646	3,507
*	Zebra Technologies Corp. Class A	11,085	3,492
*	Builders FirstSource Inc.	24,872	3,457
	RPM International Inc.	27,551	3,413
	Ball Corp.	64,009	3,373
	Pentair plc	35,773	3,370
	Carlisle Cos. Inc.	9,826	3,348
	IDEX Corp.	16,423	3,191
	Graco Inc.	36,100	3,143
*	XPO Inc.	24,689	3,036
	Stanley Black & Decker Inc.	33,336	2,885
	Owens Corning	18,665	2,875
	JB Hunt Transport Services Inc.	17,501	2,821
	FTAI Aviation Ltd.	21,886	2,817
	Comfort Systems USA Inc.	7,621	2,769
	Jack Henry & Associates Inc.	15,686	2,723
	Nordson Corp.	12,287	2,584
	CH Robinson Worldwide Inc.	25,200	2,561
	CNH Industrial NV	189,565	2,442
	Allegion plc	18,799	2,420
*	Saia Inc.	5,767	2,361
	Crown Holdings Inc.	25,479	2,284
	nVent Electric plc	35,855	2,163
*	Core & Main Inc. Class A	41,590	2,121
	AptarGroup Inc.	14,156	2,077
	Applied Industrial Technologies Inc.	8,212	2,058
*	TopBuild Corp.	6,542	2,004
	Genpact Ltd.	37,547	1,998
	Acuity Brands Inc.	6,682	1,985
*	API Group Corp.	49,142	1,930
*	Paylocity Holding Corp.	9,445	1,929
*	Middleby Corp.	11,594	1,918
	Berry Global Group Inc.	24,898	1,797
	Donaldson Co. Inc.	25,965	1,794
	Toro Co.	22,232	1,783
*	MasTec Inc.	13,578	1,773
*	Chart Industries Inc.	9,241	1,761
	Fortune Brands Innovations Inc.	26,903	1,741
13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	12,707	1,730
	Graphic Packaging Holding Co.	64,547	1,722
*	Axalta Coating Systems Ltd.	47,362	1,715
	Knight-Swift Transportation Holdings Inc. Class A	33,855	1,708
	A O Smith Corp.	25,493	1,695
	Advanced Drainage Systems Inc.	15,217	1,695
*	ExlService Holdings Inc.	34,095	1,652
	WESCO International Inc.	9,146	1,651
	Eagle Materials Inc.	7,210	1,631
*	Beacon Roofing Supply Inc.	13,419	1,549
*	Rocket Lab USA Inc.	74,858	1,534
	Simpson Manufacturing Co. Inc.	9,258	1,522
*	Aurora Innovation Inc. Class A	206,446	1,501
	Valmont Industries Inc.	4,282	1,492
	Ryder System Inc.	9,001	1,480
*	AZEK Co. Inc. Class A	30,990	1,452
	Armstrong World Industries Inc.	9,441	1,451
*	Trex Co. Inc.	23,241	1,434
*	SPX Technologies Inc.	9,756	1,421
	Louisiana-Pacific Corp.	13,655	1,361
*	WEX Inc.	8,665	1,361
	Badger Meter Inc.	6,390	1,344
*	Mohawk Industries Inc.	11,367	1,337
	JBT Marel Corp.	10,121	1,336
	MKS Instruments Inc.	14,552	1,336
*	Kirby Corp.	12,583	1,311
	MSA Safety Inc.	8,004	1,310
*	Shift4 Payments Inc. Class A	13,237	1,307
	AGCO Corp.	13,471	1,306
*	ACI Worldwide Inc.	22,650	1,299
	Robert Half Inc.	21,921	1,295
	GATX Corp.	7,657	1,279
*	WillScot Holdings Corp.	38,824	1,279
	Watts Water Technologies Inc. Class A	5,958	1,278
*	FTI Consulting Inc.	7,639	1,265
	Littelfuse Inc.	5,336	1,239
	Cognex Corp.	37,405	1,227
	Vontier Corp.	32,613	1,218
	Landstar System Inc.	7,605	1,208
*	BILL Holdings Inc.	21,782	1,202
*	Knife River Corp.	12,309	1,178
	Zurn Elkay Water Solutions Corp.	32,406	1,148
	AAON Inc.	14,541	1,117
*	Gates Industrial Corp. plc	51,376	1,112
	CSW Industrials Inc.	3,583	1,097
	Air Lease Corp. Class A	22,657	1,086
	Sealed Air Corp.	31,560	1,079
*	Itron Inc.	9,662	1,052
	Federal Signal Corp.	12,847	1,044
*	Bloom Energy Corp. Class A	43,288	1,040
	Sonoco Products Co.	21,339	1,020
*	Dycom Industries Inc.	6,176	1,012
*	GXO Logistics Inc.	25,678	1,012
	Franklin Electric Co. Inc.	9,875	1,009
	Silgan Holdings Inc.	18,250	991
	Belden Inc.	8,807	969
*	Euronet Worldwide Inc.	9,317	955
	Kadant Inc.	2,543	952
*	Modine Manufacturing Co.	11,134	941
	Sensata Technologies Holding plc	32,187	929
	Brink's Co.	9,580	901
	Arcosa Inc.	10,626	891
	Installed Building Products Inc.	5,157	884
	Herc Holdings Inc.	6,097	875
	Boise Cascade Co.	8,430	874
	Brunswick Corp.	14,342	873
	Maximus Inc.	12,821	836
	Primoris Services Corp.	11,531	827
*	CBIZ Inc.	10,549	825
*	Verra Mobility Corp. Class A	35,832	820
14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Sterling Infrastructure Inc.	6,404	815
	MSC Industrial Direct Co. Inc. Class A	10,127	814
	Western Union Co.	74,179	803
	Granite Construction Inc.	9,248	764
*	Remitly Global Inc.	31,492	756
	Korn Ferry	11,453	752
	ABM Industries Inc.	13,270	721
*	RXO Inc.	34,662	709
	UniFirst Corp.	3,263	701
	Insperity Inc.	7,917	696
*	OSI Systems Inc.	3,277	676
	HB Fuller Co.	11,897	675
*	GMS Inc.	8,446	672
	McGrath RentCorp	5,311	648
	H&E Equipment Services Inc.	6,664	639
*	ASGN Inc.	9,439	636
	Alight Inc. Class A	90,445	618
*	Resideo Technologies Inc.	31,675	608
	ManpowerGroup Inc.	10,270	592
	Terex Corp.	14,525	591
	AZZ Inc.	6,048	581
*	Huron Consulting Group Inc.	3,782	577
*	StoneCo Ltd. Class A	61,760	571
	Griffon Corp.	7,879	570
	ADT Inc.	69,263	567
	Trinity Industries Inc.	17,844	555
	Hub Group Inc. Class A	13,279	546
	TriNet Group Inc.	6,793	501
	EVERTEC Inc.	13,237	494
	Atkore Inc.	7,831	482
	Hillenbrand Inc.	14,975	448
	Werner Enterprises Inc.	13,474	439
*	NCR Atleos Corp.	15,278	434
*	Hayward Holdings Inc.	29,575	429
*	Marqeta Inc. Class A	102,143	427
*	Upwork Inc.	26,149	417
*	Gibraltar Industries Inc.	6,236	410
	ArcBest Corp.	5,111	403
	ZIM Integrated Shipping Services Ltd.	19,948	403
	Scorpio Tankers Inc.	9,303	371
*	O-I Glass Inc.	31,834	365
*	Masterbrand Inc.	26,106	365
	Greenbrier Cos. Inc.	6,484	364
	Tennant Co.	4,104	355
	Star Bulk Carriers Corp.	20,847	326
	Vestis Corp.	27,472	326
*	Enovix Corp.	35,377	316
	Lindsay Corp.	2,355	311
*	Flywire Corp.	25,594	292
*	Pagseguro Digital Ltd. Class A	38,953	287
*	Joby Aviation Inc.	40,225	282
	Helios Technologies Inc.	6,911	273
*	Legalzoom.com Inc.	26,693	271
	Schneider National Inc. Class B	10,157	268
	SFL Corp. Ltd. Class B	27,249	246
	Apogee Enterprises Inc.	4,519	217
*	American Woodmark Corp.	3,335	207
	Matson Inc.	1,438	207
*	AMN Healthcare Services Inc.	8,018	203
	TriMas Corp.	8,750	179
*	Dlocal Ltd. Class A	17,969	172
*	Cimpress plc	3,507	169
	Deluxe Corp.	9,311	153
	Heartland Express Inc.	10,896	112
	Ardagh Metal Packaging SA	34,064	98
*	JELD-WEN Holding Inc.	16,935	93
			1,036,871
Real Estate (3.0%)
	Prologis Inc.	200,219	24,811
15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	American Tower Corp.	101,026	20,773
	Welltower Inc.	133,535	20,499
	Equinix Inc.	20,834	18,847
	Simon Property Group Inc.	70,086	13,042
	Digital Realty Trust Inc.	71,689	11,206
	Realty Income Corp.	188,497	10,750
	Public Storage	34,290	10,411
*	CBRE Group Inc. Class A	66,279	9,408
	Crown Castle Inc.	94,270	8,871
	AvalonBay Communities Inc.	30,717	6,948
	Extra Space Storage Inc.	45,359	6,920
*	CoStar Group Inc.	87,957	6,707
	Ventas Inc.	90,633	6,270
	Equity Residential	81,940	6,077
	Iron Mountain Inc.	63,010	5,871
	SBA Communications Corp.	23,245	5,065
	Invitation Homes Inc.	132,796	4,516
	Essex Property Trust Inc.	13,743	4,282
	Mid-America Apartment Communities Inc.	25,071	4,215
	Alexandria Real Estate Equities Inc.	37,531	3,838
	Sun Communities Inc.	26,795	3,648
	UDR Inc.	70,957	3,206
	Kimco Realty Corp.	142,729	3,154
	Healthpeak Properties Inc.	151,162	3,093
	WP Carey Inc.	46,776	3,003
	Regency Centers Corp.	39,124	3,001
	Equity LifeStyle Properties Inc.	40,837	2,801
*	Jones Lang LaSalle Inc.	10,294	2,799
	Camden Property Trust	22,260	2,762
	American Homes 4 Rent Class A	72,635	2,688
	BXP Inc.	34,107	2,419
	Host Hotels & Resorts Inc.	149,664	2,414
	Lamar Advertising Co. Class A	18,791	2,334
*	Zillow Group Inc. Class C	28,709	2,201
	Omega Healthcare Investors Inc.	58,236	2,145
	CubeSmart	48,599	2,006
	Rexford Industrial Realty Inc.	47,677	1,970
	EastGroup Properties Inc.	10,658	1,949
	Federal Realty Investment Trust	18,222	1,921
	Brixmor Property Group Inc.	64,546	1,805
	NNN REIT Inc.	40,264	1,709
	Agree Realty Corp.	23,120	1,706
	First Industrial Realty Trust Inc.	28,436	1,623
	Vornado Realty Trust	38,105	1,602
	Americold Realty Trust Inc.	61,544	1,411
	STAG Industrial Inc.	39,037	1,405
	Terreno Realty Corp.	20,579	1,396
	Healthcare Realty Trust Inc. Class A	76,797	1,316
	Ryman Hospitality Properties Inc.	12,474	1,234
	Essential Properties Realty Trust Inc.	37,325	1,221
*	Zillow Group Inc. Class A	14,873	1,106
	Independence Realty Trust Inc.	49,463	1,078
	Cousins Properties Inc.	35,461	1,076
	Kite Realty Group Trust	46,457	1,065
	CareTrust REIT Inc.	40,011	1,035
	Phillips Edison & Co. Inc.	26,642	991
	SL Green Realty Corp.	15,271	986
	Macerich Co.	51,426	928
	Kilroy Realty Corp.	25,357	905
	EPR Properties	16,664	884
	Rayonier Inc.	33,369	884
	Sabra Health Care REIT Inc.	51,634	858
	Tanger Inc.	23,165	821
	PotlatchDeltic Corp.	17,659	820
[1]	Medical Properties Trust Inc.	132,164	780
	Apple Hospitality REIT Inc.	49,485	733
	HA Sustainable Infrastructure Capital Inc.	24,792	712
	Broadstone Net Lease Inc.	41,250	695
	National Health Investors Inc.	9,297	666
	Highwoods Properties Inc.	22,690	661
16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	COPT Defense Properties	24,298	657
*	Millrose Properties Inc.	26,269	600
	National Storage Affiliates Trust	15,444	596
	Douglas Emmett Inc.	34,264	593
	Four Corners Property Trust Inc.	20,350	585
*	Cushman & Wakefield plc	48,196	573
	Acadia Realty Trust	24,729	570
	LXP Industrial Trust	63,420	568
	Outfront Media Inc.	30,454	566
	Park Hotels & Resorts Inc.	44,746	549
	Urban Edge Properties	26,519	546
*	Howard Hughes Holdings Inc.	6,805	539
	Curbline Properties Corp.	19,394	478
	Sunstone Hotel Investors Inc.	42,245	443
	Innovative Industrial Properties Inc.	5,948	428
	Newmark Group Inc. Class A	27,564	404
	DigitalBridge Group Inc.	32,690	372
	St. Joe Co.	7,581	364
	DiamondRock Hospitality Co.	43,089	355
	Global Net Lease Inc.	41,977	336
	Getty Realty Corp.	10,658	335
	LTC Properties Inc.	9,545	333
	Elme Communities	18,455	321
	Pebblebrook Hotel Trust	25,390	314
	RLJ Lodging Trust	32,338	299
	Xenia Hotels & Resorts Inc.	21,895	294
	Veris Residential Inc.	16,058	272
	Apartment Investment & Management Co. Class A	29,953	271
	Alexander & Baldwin Inc.	14,867	269
	Empire State Realty Trust Inc. Class A	28,592	265
	JBG SMITH Properties	16,491	253
	Kennedy-Wilson Holdings Inc.	24,754	240
	Centerspace	3,501	232
	American Assets Trust Inc.	9,959	224
	Marcus & Millichap Inc.	4,977	192
	Piedmont Office Realty Trust Inc. Class A	24,634	187
*	Opendoor Technologies Inc.	135,420	181
	Paramount Group Inc.	39,216	177
	eXp World Holdings Inc.	16,956	171
	SITE Centers Corp.	9,697	136
	Saul Centers Inc.	2,184	82
			308,123
Technology (38.6%)
	Apple Inc.	3,099,773	749,649
	Microsoft Corp.	1,610,415	639,319
	NVIDIA Corp.	5,067,834	633,074
	Meta Platforms Inc. Class A	474,514	317,070
	Alphabet Inc. Class A	1,230,301	209,496
	Broadcom Inc.	984,753	196,389
	Alphabet Inc. Class C	1,093,120	188,257
	Salesforce Inc.	200,099	59,599
	Oracle Corp.	340,116	56,480
*	Adobe Inc.	96,046	42,122
*	ServiceNow Inc.	44,426	41,306
	Texas Instruments Inc.	197,003	38,611
	QUALCOMM Inc.	241,762	37,998
*	Palantir Technologies Inc. Class A	435,461	36,979
	Intuit Inc.	59,098	36,277
*	Advanced Micro Devices Inc.	348,516	34,803
	Applied Materials Inc.	180,115	28,471
*	Palo Alto Networks Inc.	140,668	26,787
	Micron Technology Inc.	238,561	22,336
	Intel Corp.	923,452	21,914
	Lam Research Corp.	278,536	21,375
	KLA Corp.	29,109	20,634
*	Crowdstrike Holdings Inc. Class A	49,846	19,423
*	AppLovin Corp. Class A	56,790	18,499
	Marvell Technology Inc.	185,652	17,047
*	DoorDash Inc. Class A	76,585	15,198
17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Synopsys Inc.	32,989	15,085
*	Cadence Design Systems Inc.	59,028	14,787
*	Fortinet Inc.	136,730	14,768
	Roper Technologies Inc.	23,126	13,517
*	Autodesk Inc.	46,682	12,801
*	Snowflake Inc. Class A	68,475	12,127
*	Workday Inc. Class A	45,800	12,061
	NXP Semiconductors NV	55,360	11,935
*	Atlassian Corp. Class A	34,475	9,800
*	Cloudflare Inc. Class A	64,896	9,429
*	MicroStrategy Inc. Class A	35,623	9,099
	Cognizant Technology Solutions Corp. Class A	107,838	8,986
	Corning Inc.	166,090	8,329
*	Gartner Inc.	16,289	8,117
*	HubSpot Inc.	10,598	7,673
*	Datadog Inc. Class A	64,751	7,547
	Vertiv Holdings Co. Class A	77,429	7,369
	Microchip Technology Inc.	114,748	6,754
	HP Inc.	208,750	6,444
	Monolithic Power Systems Inc.	10,203	6,234
	Hewlett Packard Enterprise Co.	281,345	5,573
*	Tyler Technologies Inc.	9,148	5,566
*	GoDaddy Inc. Class A	30,248	5,430
	CDW Corp.	29,038	5,175
*	Pinterest Inc. Class A	130,649	4,831
	NetApp Inc.	44,716	4,463
*	Super Micro Computer Inc.	107,302	4,449
*	ON Semiconductor Corp.	92,104	4,333
*	VeriSign Inc.	17,964	4,273
	Seagate Technology Holdings plc	41,909	4,271
*	Zoom Communications Inc.	57,128	4,210
*	PTC Inc.	25,676	4,201
*	Nutanix Inc. Class A	54,184	4,166
*	MongoDB Inc.	15,496	4,144
	SS&C Technologies Holdings Inc.	46,338	4,126
*	Twilio Inc. Class A	33,187	3,980
*	Zscaler Inc.	20,143	3,953
*	Check Point Software Technologies Ltd.	17,401	3,833
*	Toast Inc. Class A	98,147	3,788
	Teradyne Inc.	33,925	3,727
	Jabil Inc.	23,946	3,710
*	F5 Inc.	12,569	3,676
*	Western Digital Corp.	74,862	3,663
*	Dynatrace Inc.	63,812	3,653
*	DocuSign Inc.	43,882	3,650
*	Guidewire Software Inc.	17,698	3,563
*	Pure Storage Inc. Class A	66,625	3,496
*	CyberArk Software Ltd.	9,061	3,297
	Entegris Inc.	32,548	3,295
*	Flex Ltd.	86,072	3,261
	Gen Digital Inc.	117,750	3,218
*	Okta Inc.	35,026	3,169
*	Monday.com Ltd.	8,852	2,627
*	Akamai Technologies Inc.	32,189	2,597
*	EPAM Systems Inc.	11,812	2,435
	Paycom Software Inc.	11,030	2,421
*	Manhattan Associates Inc.	13,222	2,339
	Skyworks Solutions Inc.	34,675	2,311
	TD SYNNEX Corp.	16,262	2,236
*	Wix.com Ltd.	10,987	2,205
*	Elastic NV	18,853	2,194
	Amdocs Ltd.	24,274	2,118
*	Dayforce Inc.	32,576	2,019
*	Samsara Inc. Class A	39,664	1,891
*	Kyndryl Holdings Inc.	49,058	1,868
*	Lattice Semiconductor Corp.	29,356	1,830
	Match Group Inc.	55,989	1,775
*	Procore Technologies Inc.	23,208	1,775
*	Astera Labs Inc.	23,302	1,732
*	Confluent Inc. Class A	53,317	1,692
18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Unity Software Inc.	65,669	1,684
*	Credo Technology Group Holding Ltd.	30,139	1,663
*	Commvault Systems Inc.	9,386	1,601
*	Gitlab Inc. Class A	26,424	1,591
	Universal Display Corp.	10,177	1,563
*	Fabrinet	7,801	1,561
*	Aspen Technology Inc.	5,853	1,553
*	Onto Innovation Inc.	10,609	1,545
*	Qorvo Inc.	20,475	1,488
*	Maplebear Inc.	36,081	1,483
*	Globant SA	9,212	1,387
*	Dropbox Inc. Class A	51,524	1,339
*	Altair Engineering Inc. Class A	11,716	1,307
*	Rambus Inc.	23,130	1,293
*	SentinelOne Inc. Class A	60,862	1,256
*	Arrow Electronics Inc.	11,382	1,230
*	Cirrus Logic Inc.	11,546	1,203
*	Sandisk Corp.	24,954	1,169
*	UiPath Inc. Class A	92,747	1,141
*	Novanta Inc.	7,750	1,121
*	Q2 Holdings Inc.	12,650	1,105
*	SPS Commerce Inc.	8,087	1,077
*	Qualys Inc.	8,103	1,065
*	IonQ Inc.	43,211	1,062
*	Appfolio Inc. Class A	4,868	1,044
*	CCC Intelligent Solutions Holdings Inc.	102,232	1,042
	Dolby Laboratories Inc. Class A	12,621	1,030
*	Varonis Systems Inc.	23,718	1,019
*	Box Inc. Class A	30,614	1,001
*	Global-e Online Ltd.	23,228	990
*	Silicon Laboratories Inc.	7,041	988
*	Tenable Holdings Inc.	25,338	966
*	Workiva Inc. Class A	11,004	963
	Avnet Inc.	18,957	958
	Advanced Energy Industries Inc.	8,136	937
*	Insight Enterprises Inc.	5,893	907
*	GLOBALFOUNDRIES Inc.	21,208	822
*	ZoomInfo Technologies Inc. Class A	66,104	771
*	IAC Inc.	16,504	763
*	JFrog Ltd.	20,694	760
*	Freshworks Inc. Class A	44,361	757
	Power Integrations Inc.	12,439	756
	Pegasystems Inc.	9,571	751
*	DXC Technology Co.	39,315	722
*	Zeta Global Holdings Corp. Class A	38,474	662
*	SiTime Corp.	4,041	627
	Dun & Bradstreet Holdings Inc.	66,571	604
*	BlackLine Inc.	12,478	603
*	DigitalOcean Holdings Inc.	13,880	595
*	Alarm.com Holdings Inc.	10,219	594
*	Semtech Corp.	15,487	591
*	Cargurus Inc. Class A	18,143	584
*	nCino Inc.	18,577	582
*	Blackbaud Inc.	8,748	578
*	Five9 Inc.	15,909	576
*	Allegro MicroSystems Inc.	25,523	569
*	Synaptics Inc.	8,575	567
*	C3.ai Inc. Class A	23,717	556
*	FormFactor Inc.	16,677	555
	Amkor Technology Inc.	24,339	514
*	RingCentral Inc. Class A	17,822	507
*	Braze Inc. Class A	13,593	503
*	Teradata Corp.	21,053	502
*	Diodes Inc.	10,037	496
	Vishay Intertechnology Inc.	28,323	485
	Progress Software Corp.	8,818	482
*	Ambarella Inc.	7,820	480
*	Impinj Inc.	4,790	463
*	Yelp Inc. Class A	13,251	455
	Kulicke & Soffa Industries Inc.	11,704	448
19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	DoubleVerify Holdings Inc.	32,186	447
	Concentrix Corp.	9,745	440
	Clear Secure Inc. Class A	18,061	428
*	Magnite Inc.	26,635	420
*	Cleanspark Inc.	52,332	418
	CSG Systems International Inc.	6,359	409
*	LiveRamp Holdings Inc.	13,639	408
*	Ziff Davis Inc.	9,718	399
*	Paycor HCM Inc.	17,162	383
*	Clarivate plc	87,756	376
*	Axcelis Technologies Inc.	6,844	375
*	Rapid7 Inc.	12,761	371
	Adeia Inc.	23,236	365
*	NCR Voyix Corp.	31,110	351
*	PagerDuty Inc.	19,128	339
*	Asana Inc. Class A	17,239	332
*	Informatica Inc. Class A	16,858	323
*	NetScout Systems Inc.	14,213	320
*	Rogers Corp.	3,893	311
*	Matterport Inc.	54,737	299
*	Verint Systems Inc.	12,802	289
	CTS Corp.	6,375	285
*	Sprout Social Inc. Class A	10,539	279
*	Appian Corp. Class A	8,157	265
*	Schrodinger Inc.	11,533	257
*	MaxLinear Inc. Class A	16,843	246
*	Jamf Holding Corp.	17,190	235
*	PROS Holdings Inc.	9,381	227
	SolarWinds Corp.	11,388	209
*	Fastly Inc. Class A	27,979	191
*	ScanSource Inc.	4,874	178
*	Fiverr International Ltd.	6,279	169
	Xerox Holdings Corp.	24,419	162
*	Wolfspeed Inc.	25,929	150
*	N-able Inc.	14,875	149
	Shutterstock Inc.	5,339	115
*	Bumble Inc. Class A	20,253	105
*	E2open Parent Holdings Inc.	42,069	96
*	TechTarget Inc.	5,938	87
			3,976,003
Telecommunications (2.5%)
	Cisco Systems Inc.	864,343	55,413
	AT&T Inc.	1,554,016	42,596
	Verizon Communications Inc.	912,296	39,320
	Comcast Corp. Class A	821,828	29,487
	T-Mobile US Inc.	103,750	27,980
*	Arista Networks Inc.	223,218	20,770
	Motorola Solutions Inc.	35,648	15,693
*	Charter Communications Inc. Class A	20,313	7,385
	Juniper Networks Inc.	70,355	2,547
*	Ciena Corp.	31,273	2,488
*	Roku Inc.	27,514	2,298
*	Frontier Communications Parent Inc.	53,103	1,911
	InterDigital Inc.	5,479	1,171
*	Lumentum Holdings Inc.	14,825	1,043
*	Lumen Technologies Inc.	218,141	1,030
	Telephone & Data Systems Inc.	21,379	772
	Cogent Communications Holdings Inc.	9,460	691
*	Viavi Solutions Inc.	47,222	528
*	Liberty Global Ltd. Class C	43,357	525
*	Calix Inc.	12,779	473
*	Extreme Networks Inc.	27,040	418
*	Liberty Global Ltd. Class A	26,292	304
	Cable One Inc.	1,158	301
	Ubiquiti Inc.	852	291
*	Liberty Latin America Ltd. Class C	26,882	180
*	Liberty Latin America Ltd. Class A	7,259	49
			255,664
20

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
Utilities (0.5%)
	Waste Management Inc.	86,783	20,201
	Republic Services Inc.	44,338	10,509
	Exelon Corp.	216,661	9,576
	American Water Works Co. Inc.	42,409	5,766
*	Clean Harbors Inc.	11,063	2,363
	Essential Utilities Inc.	54,443	2,068
*	Casella Waste Systems Inc. Class A	13,365	1,497
	Ormat Technologies Inc.	12,614	881
	California Water Service Group	13,412	610
	SJW Group	6,737	355
*	Sunrun Inc.	45,778	332
			54,158
Total Common Stocks (Cost $7,211,676)			10,241,005
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.351% (Cost $40,797)	408,029	40,803
Total Investments (99.9%) (Cost $7,252,473)			10,281,808
Other Assets and Liabilities—Net (0.1%)			7,451
Net Assets (100%)			10,289,259
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,381,000.
2	Restricted securities totaling $3,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,490,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2025	20	8,368	(351)
E-mini S&P 500 Index	March 2025	133	39,655	(789)
				(1,140)
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,211,676)	10,241,005
Affiliated Issuers (Cost $40,797)	40,803
Total Investments in Securities	10,281,808
Investment in Vanguard	277
Cash	134
Cash Collateral Pledged—Futures Contracts	2,303
Receivables for Accrued Income	6,525
Variation Margin Receivable—Futures Contracts	662
Total Assets	10,291,709
Liabilities
Payables for Investment Securities Purchased	623
Collateral for Securities on Loan	1,490
Payables to Vanguard	337
Total Liabilities	2,450
Net Assets	10,289,259
1 Includes $1,381,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	7,446,421
Total Distributable Earnings (Loss)	2,842,838
Net Assets	10,289,259

Net Assets
Applicable to 97,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,289,259
Net Asset Value Per Share	$105.26
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	54,993
Interest[2]	863
Securities Lending—Net	122
Total Income	55,978
Expenses
The Vanguard Group—Note B
Investment Advisory Services	99
Management and Administrative	3,936
Marketing and Distribution	165
Custodian Fees	13
Shareholders’ Reports and Proxy Fees	235
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	4,458
Net Investment Income	51,520
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	30,471
Futures Contracts	3,035
Realized Net Gain (Loss)	33,506
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	488,104
Futures Contracts	(1,925)
Change in Unrealized Appreciation (Depreciation)	486,179
Net Increase (Decrease) in Net Assets Resulting from Operations	571,205
1	Dividends are net of foreign withholding taxes of $38,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $812,000, $4,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,617,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,520	91,984
Realized Net Gain (Loss)	33,506	14,677
Change in Unrealized Appreciation (Depreciation)	486,179	1,805,948
Net Increase (Decrease) in Net Assets Resulting from Operations	571,205	1,912,609
Distributions
Total Distributions	(54,515)	(98,585)
Capital Share Transactions
Issued	558,588	895,654
Issued in Lieu of Cash Distributions	—	—
Redeemed	(107,478)	(187,563)
Net Increase (Decrease) from Capital Share Transactions	451,110	708,091
Total Increase (Decrease)	967,800	2,522,115
Net Assets
Beginning of Period	9,321,459	6,799,344
End of Period	10,289,259	9,321,459
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$99.75	$79.52	$69.60	$84.42	$64.47	$51.25
Investment Operations
Net Investment Income[1]	.540	1.031	.983	.921	.873	.846
Net Realized and Unrealized Gain (Loss) on Investments	5.543	20.310	9.884	(14.856)	19.844	13.146
Total from Investment Operations	6.083	21.341	10.867	(13.935)	20.717	13.992
Distributions
Dividends from Net Investment Income	(.573)	(1.111)	(.947)	(.885)	(.767)	(.772)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.573)	(1.111)	(.947)	(.885)	(.767)	(.772)
Net Asset Value, End of Period	$105.26	$99.75	$79.52	$69.60	$84.42	$64.47
Total Return	6.11%	27.05%	15.82%	-16.61%	32.41%	27.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,289	$9,321	$6,799	$5,900	$5,259	$1,974
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.17%	1.38%	1.18%	1.18%	1.54%
Portfolio Turnover Rate[2]	1%	2%	3%	7%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
26

ESG U.S. Stock ETF
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $277,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,240,703	302	—	10,241,005
Temporary Cash Investments	40,803	—	—	40,803
Total	10,281,506	302	—	10,281,808

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,140)	—	—	(1,140)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,254,662
Gross Unrealized Appreciation	3,528,929
Gross Unrealized Depreciation	(502,923)
Net Unrealized Appreciation (Depreciation)	3,026,006
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $229,370,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $87,903,000 of investment securities and sold $87,055,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $557,465,000 and $104,787,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $23,138,000 and sales were $12,949,000, resulting in net realized loss of $4,032,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
27

ESG U.S. Stock ETF
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	5,350	10,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,050)	(2,150)
Net Increase (Decrease) in Shares Outstanding	4,300	7,950
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q43932 042025
28

Financial Statements
For the six-months ended February 28, 2025
Vanguard ESG International Stock ETF

Contents
Financial Statements	1

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (4.8%)
	Commonwealth Bank of Australia	289,455	28,363
	CSL Ltd.	83,431	13,599
	Westpac Banking Corp.	600,074	11,922
	National Australia Bank Ltd.	536,729	11,837
	ANZ Group Holdings Ltd.	520,330	9,672
	Wesfarmers Ltd.	195,891	9,085
	Macquarie Group Ltd.	60,343	8,568
	Goodman Group	343,084	6,716
	Transurban Group	530,129	4,349
	Woolworths Group Ltd.	210,446	3,936
	QBE Insurance Group Ltd.	261,143	3,506
	Brambles Ltd.	242,291	3,161
	Fortescue Ltd.	275,719	2,829
*	Xero Ltd.	26,087	2,798
	Computershare Ltd.	100,537	2,579
*	James Hardie Industries plc	75,351	2,389
	Suncorp Group Ltd.	188,887	2,373
	Northern Star Resources Ltd.	195,562	2,113
	Insurance Australia Group Ltd.	416,951	2,059
	Scentre Group	916,928	1,927
	WiseTech Global Ltd.	32,836	1,850
	Telstra Group Ltd.	706,494	1,825
	Cochlear Ltd.	11,135	1,798
	CAR Group Ltd.	64,844	1,508
	ASX Ltd.	34,196	1,431
	Pro Medicus Ltd.	8,889	1,417
	Sonic Healthcare Ltd.	82,699	1,417
	Stockland	425,896	1,352
	Medibank Pvt Ltd.	491,777	1,334
	REA Group Ltd.	8,735	1,306
	Evolution Mining Ltd.	327,652	1,255
	BlueScope Steel Ltd.	78,694	1,189
	JB Hi-Fi Ltd.	19,355	1,113
	GPT Group	345,506	993
	Vicinity Ltd.	695,936	946
[1]	SEEK Ltd.	62,384	938
	Mirvac Group	711,646	919
*	NEXTDC Ltd.	108,849	911
	Technology One Ltd.	49,215	909
	Orica Ltd.	88,155	904
	Charter Hall Group	84,398	901
	Dexus	196,063	893
*	Telix Pharmaceuticals Ltd.	50,100	891
*	Qantas Airways Ltd.	134,069	797
	Qube Holdings Ltd.	307,418	767
	Steadfast Group Ltd.	200,179	701
*	Lynas Rare Earths Ltd.	166,430	700
	Bendigo & Adelaide Bank Ltd.	104,364	697
	Ramsay Health Care Ltd.	31,441	675
	Atlas Arteria Ltd.	207,360	654
*	Pilbara Minerals Ltd.	540,099	644
	Cleanaway Waste Management Ltd.	402,561	639
	Aurizon Holdings Ltd.	286,511	580
*	Sandfire Resources Ltd.	82,837	549
	Ansell Ltd.	25,115	547
	Breville Group Ltd.	24,662	542
	Incitec Pivot Ltd.	316,071	542
	Bank of Queensland Ltd.	123,980	518
	Sigma Healthcare Ltd.	270,437	496
	HUB24 Ltd.	10,157	494

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lendlease Corp. Ltd.	127,323	491
*,2	Life360 Inc.	30,653	450
	Perseus Mining Ltd.	238,375	441
	Downer EDI Ltd.	124,633	431
[1]	Mineral Resources Ltd.	30,126	427
	Reliance Worldwide Corp. Ltd.	133,147	409
*	De Grey Mining Ltd.	330,926	409
	Reece Ltd.	37,580	406
*	Genesis Minerals Ltd.	196,093	394
	AMP Ltd.	461,778	392
	Ventia Services Group Pty Ltd.	138,459	364
	AUB Group Ltd.	18,629	361
	Flight Centre Travel Group Ltd.	35,637	359
	nib holdings Ltd.	80,923	337
	Challenger Ltd.	91,727	334
*	Zip Co. Ltd.	209,843	327
	Ramelius Resources Ltd.	193,797	321
	ARB Corp. Ltd.	13,141	316
	Harvey Norman Holdings Ltd.	96,567	314
	Orora Ltd.	236,489	311
	National Storage REIT	230,028	310
	Insignia Financial Ltd.	116,225	308
	HMC Capital Ltd.	52,528	302
[1]	IDP Education Ltd.	47,618	300
	Gold Road Resources Ltd.	185,992	285
	Eagers Automotive Ltd.	30,261	283
*	Mesoblast Ltd.	175,538	279
	Netwealth Group Ltd.	14,466	273
*	Vault Minerals Ltd.	1,063,127	273
	Super Retail Group Ltd.	30,207	270
	Champion Iron Ltd.	78,987	267
	IGO Ltd.	106,593	265
	Nine Entertainment Co. Holdings Ltd.	257,801	262
*	Capricorn Metals Ltd.	55,214	262
	Pinnacle Investment Management Group Ltd.	17,746	253
	Perpetual Ltd.	20,323	251
	Sims Ltd.	26,905	244
	Westgold Resources Ltd.	148,477	234
*	Regis Resources Ltd.	115,490	233
	Ingenia Communities Group	64,660	228
*	WEB Travel Group Ltd.	71,176	222
*	West African Resources Ltd.	201,913	221
	Premier Investments Ltd.	15,177	216
	Domino's Pizza Enterprises Ltd.	11,575	205
	Region RE Ltd.	158,781	203
*	Temple & Webster Group Ltd.	18,404	198
	Corporate Travel Management Ltd.	19,716	197
	Iluka Resources Ltd.	74,990	194
	EVT Ltd.	21,129	193
	TPG Telecom Ltd.	64,488	186
*	PEXA Group Ltd.	23,233	179
*	Megaport Ltd.	25,462	178
	Deterra Royalties Ltd.	77,933	174
	Helia Group Ltd.	44,810	171
	Bapcor Ltd.	50,812	164
	Monadelphous Group Ltd.	15,977	161
	Lovisa Holdings Ltd.	8,802	161
	GQG Partners Inc.	107,911	158
*	IRESS Ltd.	31,279	156
	Imdex Ltd.	83,008	156
	Bega Cheese Ltd.	47,283	155
*	Bellevue Gold Ltd.	206,156	153
*	Neuren Pharmaceuticals Ltd.	18,249	151
	GrainCorp Ltd. Class A	34,469	149
	Magellan Financial Group Ltd.	29,309	148
	Brickworks Ltd.	9,006	146
	Amotiv Ltd.	23,235	144
*	Spartan Resources Ltd.	168,051	138
	Domain Holdings Australia Ltd.	50,126	136
	Data#3 Ltd.	28,225	136

ESG International Stock ETF
		Shares	Market Value• ($000)
	Waypoint REIT Ltd.	90,615	136
	G8 Education Ltd.	155,293	133
	Nickel Industries Ltd.	294,840	133
	Inghams Group Ltd.	60,750	127
	Centuria Capital Group	124,421	127
	Nufarm Ltd.	53,375	126
[3]	NRW Holdings Ltd.	63,867	126
*	Opthea Ltd.	206,684	124
*	Judo Capital Holdings Ltd.	98,030	124
	Elders Ltd.	27,758	122
*	Tuas Ltd.	30,479	120
	Nick Scali Ltd.	10,999	115
	Arena REIT	49,666	114
*	Superloop Ltd.	82,635	113
	Myer Holdings Ltd.	235,996	111
	Perenti Ltd.	138,451	111
*	Nanosonics Ltd.	36,918	108
	Credit Corp. Group Ltd.	11,234	107
*,1	Liontown Resources Ltd.	265,252	106
*	Clarity Pharmaceuticals Ltd.	47,460	106
	Service Stream Ltd.	91,961	101
*	SiteMinder Ltd.	32,433	101
	Bravura Solutions Ltd.	62,246	99
	IPH Ltd.	32,888	98
	Aussie Broadband Ltd.	39,285	97
*	Macquarie Technology Group Ltd.	2,140	92
	Hansen Technologies Ltd.	28,987	91
*	PolyNovo Ltd.	99,643	90
*	Nuix Ltd.	38,378	89
*	Healius Ltd.	107,388	87
	Regis Healthcare Ltd.	20,849	86
	McMillan Shakespeare Ltd.	8,514	85
*	Resolute Mining Ltd.	365,628	84
	Lifestyle Communities Ltd.	16,149	81
*	Alpha HPA Ltd.	153,003	81
	Collins Foods Ltd.	14,628	77
	GDI Property Group Partnership	179,826	72
*,1	DroneShield Ltd.	148,639	72
	MyState Ltd.	27,556	70
	Integral Diagnostics Ltd.	50,913	68
*	Mayne Pharma Group Ltd.	14,939	67
*	Select Harvests Ltd.	22,776	65
	Kelsian Group Ltd.	33,739	65
	Australian Ethical Investment Ltd.	16,460	64
	Vulcan Steel Ltd.	14,182	64
	Accent Group Ltd.	49,592	62
	SmartGroup Corp. Ltd.	11,573	61
	oOh!media Ltd.	64,438	60
*	Audinate Group Ltd.	11,338	60
*	Vulcan Energy Resources Ltd.	25,860	60
[1]	Johns Lyng Group Ltd.	37,156	59
	GWA Group Ltd.	36,940	54
*	Chalice Mining Ltd.	62,487	53
	Abacus Storage King	71,199	53
	Ridley Corp. Ltd.	32,540	53
*	FleetPartners Group Ltd.	30,424	48
	Abacus Group	66,117	48
	Growthpoint Properties Australia Ltd.	31,461	47
[1]	Clinuvel Pharmaceuticals Ltd.	6,454	46
	Cromwell Property Group	183,500	45
*	Emeco Holdings Ltd.	81,576	44
	Navigator Global Investments Ltd.	35,333	44
	Infomedia Ltd.	52,246	44
	PWR Holdings Ltd.	8,815	42
*	BrainChip Holdings Ltd.	304,636	40
	Kogan.com Ltd.	12,462	39
*	Oceania Healthcare Ltd.	101,609	38
	Praemium Ltd.	84,974	38
*	Alkane Resources Ltd.	96,939	37
*	Weebit Nano Ltd.	28,166	37

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Aurelia Metals Ltd.	290,737	36
	Dicker Data Ltd.	6,678	35
	Baby Bunting Group Ltd.	28,637	33
	Australian Clinical Labs Ltd.	16,967	33
	Cedar Woods Properties Ltd.	8,900	31
*,1	ioneer Ltd.	350,440	31
*	Webjet Group Ltd.	71,176	31
[3]	Leo Lithium Ltd.	145,596	30
*	Imugene Ltd.	1,243,613	29
*	Tyro Payments Ltd.	50,654	28
	Platinum Asset Management Ltd.	75,038	27
	SG Fleet Group Ltd.	11,947	26
*	EML Payments Ltd.	43,095	26
*	Australian Agricultural Co. Ltd.	26,373	25
*	OFX Group Ltd.	33,880	25
*	Fineos Corp. Ltd.	24,053	25
	Solvar Ltd.	28,545	25
	Australian Finance Group Ltd.	22,273	22
*	Cettire Ltd.	32,422	22
*,3	AVZ Minerals Ltd.	335,342	21
*	St. Barbara Ltd.	148,272	20
	Humm Group Ltd.	51,324	20
*	Coast Entertainment Holdings Ltd.	67,417	20
*	Wildcat Resources Ltd.	157,634	19
*	Seven West Media Ltd.	166,120	18
*,1	Syrah Resources Ltd.	134,461	18
*	Mount Gibson Iron Ltd.	86,412	16
	Jupiter Mines Ltd.	161,296	16
*	Sayona Mining Ltd.	1,292,695	15
*	29Metals Ltd.	93,275	10
*,1	Novonix Ltd.	36,080	10
*	Calix Ltd.	27,741	7
*,3	ESG Minerals Ltd.	8,773	—
			196,845
Austria (0.2%)
	Erste Group Bank AG	53,497	3,593
[2]	BAWAG Group AG	13,638	1,379
	ANDRITZ AG	11,778	696
	Wienerberger AG	20,858	687
	Raiffeisen Bank International AG	23,146	623
*	DO & CO AG	1,190	268
	Oesterreichische Post AG	5,524	185
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,715	177
	UNIQA Insurance Group AG	16,104	147
[1]	CA Immobilien Anlagen AG	5,872	142
	Telekom Austria AG Class A	12,522	111
	Strabag SE	1,675	98
*	Lenzing AG	3,024	82
*	IMMOFINANZ AG	4,805	82
	Porr AG	2,367	57
*,1	AT&S Austria Technologie & Systemtechnik AG	4,104	55
	Palfinger AG	963	24
*	Eurotelesites AG	3,130	17
	Agrana Beteiligungs AG	168	2
			8,425
Belgium (0.6%)
*	Argenx SE	10,280	6,425
	UCB SA	20,971	3,963
	KBC Group NV	40,516	3,514
	Ageas SA/NV	29,209	1,599
	Groupe Bruxelles Lambert NV	14,683	1,048
	Syensqo SA	12,456	913
	Ackermans & van Haaren NV	4,108	836
	Sofina SA	2,868	708
	Warehouses De Pauw CVA	30,634	666
	D'ieteren Group	3,964	658
	Aedifica SA	9,336	601
	Lotus Bakeries NV	66	598
	Azelis Group NV	26,240	497

ESG International Stock ETF
		Shares	Market Value• ($000)
	Elia Group SA/NV	6,929	457
	Cofinimmo SA	7,109	432
	KBC Ancora	7,394	428
	Solvay SA	12,290	401
	Colruyt Group NV	7,216	278
	Bekaert SA	6,942	250
	Melexis NV	3,577	212
	Xior Student Housing NV	6,903	203
	Montea NV	2,837	189
	Deme Group NV	1,276	178
	Fagron	8,925	172
	VGP NV	2,018	169
	Shurgard Self Storage Ltd.	4,416	160
	Proximus SADP	25,171	157
	Gimv NV	3,488	135
	Barco NV	11,041	128
	Retail Estates NV	1,471	91
*	Ontex Group NV	8,272	71
	Kinepolis Group NV	1,812	64
	Vastned NV	1,768	52
	bpost SA	12,398	19
			26,272
Brazil (0.6%)
	WEG SA	254,662	2,094
	B3 SA - Brasil Bolsa Balcao	951,930	1,681
	Banco do Brasil SA	294,608	1,367
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	78,430	1,265
	Suzano SA	118,225	1,131
	Banco BTG Pactual SA	202,500	1,086
	Equatorial Energia SA (BVMF)	168,377	860
	Localiza Rent a Car SA	170,339	813
	BB Seguridade Participacoes SA	111,200	715
	Raia Drogasil SA	237,460	701
[2]	Rede D'Or Sao Luiz SA	145,530	672
	Telefonica Brasil SA	73,700	605
	Rumo SA	208,779	600
	Itau Unibanco Holding SA	112,400	545
	Banco Bradesco SA	291,035	512
	TOTVS SA	84,888	504
	Klabin SA	148,260	498
	CCR SA	201,558	400
	Natura & Co. Holding SA	166,387	365
	Energisa SA	54,900	355
	TIM SA	128,700	353
	BRF SA	112,263	342
	Lojas Renner SA	177,166	341
*,2	Hapvida Participacoes e Investimentos SA	810,474	290
	Banco Santander Brasil SA	65,132	279
	Santos Brasil Participacoes SA	120,281	273
	Sendas Distribuidora SA	223,439	253
	Transmissora Alianca de Energia Eletrica SA	43,300	241
	Allos SA	75,780	233
*	Multiplan Empreendimentos Imobiliarios SA	65,300	232
	Engie Brasil Energia SA	36,200	229
	Tres Tentos Agroindustrial SA	91,100	227
*	Cia De Sanena Do Parana	48,800	226
	Hypera SA	67,100	217
	Porto Seguro SA	32,200	208
	Caixa Seguridade Participacoes SA	78,300	202
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,200	191
[2]	GPS Participacoes e Empreendimentos SA	77,500	177
*	Ambipar Participacoes e Empreendimentos SA Class B	8,100	172
	Iguatemi SA	50,200	151
	Cia Siderurgica Nacional SA	102,034	148
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	143
	Marfrig Global Foods SA	60,641	140
	Alupar Investimento SA	29,199	137
	Fleury SA	67,099	126
	Cia Energetica de Minas Gerais	44,861	118

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Serena Energia SA	83,053	115
	Fras-Le SA	27,900	113
*	IRB-Brasil Resseguros SA	13,936	112
	Direcional Engenharia SA	21,877	109
	Sao Martinho SA	29,100	105
	Atacadao SA	84,300	104
	SLC Agricola SA	33,220	102
	Azzas 2154 SA	23,182	102
	M Dias Branco SA	25,000	95
*	Orizon Valorizacao de Residuos SA	12,300	87
	YDUQS Participacoes SA	48,200	85
	Grupo Mateus SA	78,300	85
	CSN Mineracao SA	95,800	83
	Odontoprev SA	44,610	80
	Smartfit Escola de Ginastica e Danca SA (BVMF)	26,400	80
	Wilson Sons SA	28,300	80
	Auren Energia SA	58,032	77
	Cury Construtora e Incorporadora SA	20,300	73
*	Cogna Educacao SA	276,700	71
*	Magazine Luiza SA	56,351	68
	Vulcabras SA	24,400	65
	Dexco SA	65,618	63
	Vivara Participacoes SA	20,700	60
	JHSF Participacoes SA	92,000	56
	Grendene SA	53,800	51
	LOG Commercial Properties e Participacoes SA	16,567	51
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,893	49
	Mahle Metal Leve SA	10,300	48
	Mills Locacao Servicos e Logistica SA	32,200	48
*	MRV Engenharia e Participacoes SA	58,600	45
*	Oncoclinicas do Brasil Servicos Medicos SA	46,200	44
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,100	43
	Pet Center Comercio e Participacoes SA	57,300	39
	Iochpe Maxion SA	16,900	37
	EcoRodovias Infraestrutura e Logistica SA	43,400	36
*	Log-in Logistica Intermodal SA	9,700	36
	Usinas Siderurgicas de Minas Gerais SA Usiminas	36,200	35
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	34
	Tupy SA	8,800	31
*	SIMPAR SA	58,300	31
	Grupo SBF SA	18,500	31
	Ez Tec Empreendimentos e Participacoes SA	14,200	30
*	Minerva SA	39,707	30
*	Cia Brasileira de Aluminio	33,669	30
*	Hidrovias do Brasil SA	85,400	29
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	28
*	Cia Brasileira de Distribuicao	59,679	26
[2]	LWSA SA	54,200	25
*	Zamp SA	48,288	22
	Armac Locacao Logistica E Servicos SA	24,500	18
	Camil Alimentos SA	27,500	17
	Anima Holding SA	57,113	16
	Lojas Quero-Quero SA	42,956	16
*	Movida Participacoes SA	19,800	12
*	Diagnosticos da America SA	42,500	12
*	Automob Participacoes SA	62,280	3
*	Equatorial Energia SA	585	3
*	Smartfit Escola de Ginastica e Danca SA	324	1
			25,495
Canada (6.8%)
	Royal Bank of Canada	243,037	28,723
*	Shopify Inc. Class A (XNYS)	204,295	22,882
	Toronto-Dominion Bank	304,809	18,254
	Bank of Montreal	125,380	12,892
	Canadian Pacific Kansas City Ltd.	160,906	12,533
	Bank of Nova Scotia	210,384	10,444
	Canadian Imperial Bank of Commerce	161,914	9,812
	Canadian National Railway Co.	95,821	9,715
	Manulife Financial Corp.	303,208	9,444

ESG International Stock ETF
		Shares	Market Value• ($000)
	Waste Connections Inc.	44,400	8,420
[1]	Agnico Eagle Mines Ltd.	86,131	8,297
	Intact Financial Corp.	30,786	6,066
	National Bank of Canada	66,419	5,528
	Sun Life Financial Inc.	99,321	5,524
	Wheaton Precious Metals Corp.	78,523	5,422
	Fairfax Financial Holdings Ltd.	3,697	5,315
	Dollarama Inc.	47,620	4,965
	Franco-Nevada Corp.	33,195	4,738
	Nutrien Ltd.	85,772	4,495
	Thomson Reuters Corp.	23,711	4,239
[1]	Brookfield Asset Management Ltd. Class A	70,711	3,996
	CGI Inc.	35,358	3,665
	Restaurant Brands International Inc.	54,628	3,564
	Loblaw Cos. Ltd.	24,997	3,273
	RB Global Inc.	31,712	3,244
	Power Corp. of Canada	93,964	3,189
	Metro Inc. Class A	35,280	2,334
	Kinross Gold Corp.	213,105	2,283
*	Celestica Inc.	19,981	2,134
	TMX Group Ltd.	48,290	1,716
[1]	Great-West Lifeco Inc.	45,983	1,708
[1]	Magna International Inc.	46,888	1,708
[2]	Hydro One Ltd.	52,802	1,691
*	Descartes Systems Group Inc.	14,865	1,657
	Alamos Gold Inc. Class A	71,380	1,631
	GFL Environmental Inc. (XTSE)	35,508	1,603
	George Weston Ltd.	9,664	1,546
	iA Financial Corp. Inc.	16,434	1,542
	Gildan Activewear Inc.	27,524	1,487
*	First Quantum Minerals Ltd.	117,869	1,462
	Element Fleet Management Corp.	68,170	1,364
	TELUS Corp.	82,821	1,282
	TFI International Inc.	13,821	1,253
	FirstService Corp.	7,099	1,252
	Toromont Industries Ltd.	14,712	1,235
	BCE Inc.	51,042	1,179
	Open Text Corp.	45,199	1,167
*	Ivanhoe Mines Ltd. Class A	114,974	1,091
	West Fraser Timber Co. Ltd.	13,007	1,034
	Lundin Mining Corp.	120,924	969
	Colliers International Group Inc.	7,539	969
[1]	Canadian Apartment Properties REIT	30,441	849
	Onex Corp.	11,030	815
	Saputo Inc.	43,461	766
	RioCan REIT	57,129	766
	Finning International Inc.	24,871	734
*	Aritzia Inc.	15,322	706
	B2Gold Corp.	227,588	609
	Boyd Group Services Inc.	3,611	604
	Chartwell Retirement Residences	50,101	582
	Definity Financial Corp.	13,519	582
	Granite REIT	12,100	557
	Osisko Gold Royalties Ltd. (XTSE)	30,012	549
*	Shopify Inc. Class A (XTSE)	4,886	547
*	Kinaxis Inc.	4,981	543
	Choice Properties REIT	54,944	520
*	IAMGOLD Corp. (XTSE)	90,644	499
	CI Financial Corp.	22,750	493
*	Capstone Copper Corp.	88,478	489
*	Eldorado Gold Corp.	35,446	488
	Hudbay Minerals Inc.	68,665	487
*	BlackBerry Ltd.	103,308	487
	SmartCentres REIT	27,228	480
	Lundin Gold Inc.	17,171	473
	Stella-Jones Inc.	9,881	472
	First Capital REIT	40,764	466
	Methanex Corp.	9,476	417
*	Equinox Gold Corp.	62,913	403
[1]	First Majestic Silver Corp.	72,332	387

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Bausch Health Cos. Inc.	51,717	384
	IGM Financial Inc.	12,059	380
	Dream Industrial REIT	45,476	366
*	Air Canada	31,280	362
	H&R REIT	51,400	358
*	SSR Mining Inc.	35,350	353
	Premium Brands Holdings Corp. Class A	6,530	351
	Boardwalk REIT	7,814	344
	OceanaGold Corp.	124,883	335
*	Torex Gold Resources Inc.	15,104	330
	Boralex Inc. Class A	14,814	304
	Russel Metals Inc.	10,449	296
*	Lightspeed Commerce Inc.	23,481	296
	Innergex Renewable Energy Inc.	29,970	282
	North West Co. Inc.	7,625	245
	Linamar Corp.	6,420	232
	Primaris REIT	20,999	229
	Quebecor Inc. Class B	9,751	223
[1]	Allied Properties REIT	18,678	218
	BRP Inc.	5,503	218
	Maple Leaf Foods Inc.	12,150	214
	Centerra Gold Inc.	34,244	196
	GFL Environmental Inc.	3,333	150
	Transcontinental Inc. Class A	10,732	129
	Winpak Ltd.	4,568	128
*	Novagold Resources Inc.	41,492	125
	Enghouse Systems Ltd.	6,219	109
	Westshore Terminals Investment Corp.	5,700	97
	Cargojet Inc.	1,395	94
*	Canfor Corp.	8,268	88
	Osisko Gold Royalties Ltd.	2,950	54
	Cogeco Communications Inc.	1,040	47
*	IAMGOLD Corp.	8,305	46
	First National Financial Corp.	1,256	35
			279,324
Chile (0.2%)
	Banco de Chile	7,399,604	961
	Cencosud SA	226,566	598
	Banco Santander Chile	10,081,309	549
	Latam Airlines Group SA	33,239,366	535
	Banco de Credito e Inversiones SA	15,517	526
	Falabella SA	133,019	522
	Empresas CMPC SA	188,143	318
	Plaza SA	153,871	306
	Parque Arauco SA	127,417	230
[1]	Sociedad Quimica y Minera de Chile SA ADR	5,244	201
	Cia Sud Americana de Vapores SA	3,238,590	187
	Quinenco SA	45,867	170
	Banco Itau Chile SA	13,395	159
	Aguas Andinas SA Class A	426,475	141
	Cencosud Shopping SA	72,537	135
	SMU SA	639,695	121
	Inversiones Aguas Metropolitanas SA	122,847	106
	Inversiones La Construccion SA	10,211	103
	SONDA SA	206,981	89
*	CAP SA	15,639	87
	Empresa Nacional de Telecomunicaciones SA	25,073	80
*	Ripley Corp. SA	158,688	51
			6,175
China (8.3%)
	Alibaba Group Holding Ltd.	2,940,100	48,614
*,2	Meituan Class B	954,655	19,932
*,2	Xiaomi Corp. Class B	2,822,600	18,896
*	PDD Holdings Inc. ADR	122,571	13,935
	China Construction Bank Corp. Class H	16,149,000	13,700
	Industrial & Commercial Bank of China Ltd. Class H	13,720,000	9,716
	JD.com Inc. Class A	440,903	9,220
	Bank of China Ltd. Class H	14,244,000	8,093
	Ping An Insurance Group Co. of China Ltd. Class H	1,116,500	6,618

ESG International Stock ETF
		Shares	Market Value• ($000)
	NetEase Inc.	312,115	6,214
*	Trip.com Group Ltd.	107,948	6,105
	China Merchants Bank Co. Ltd. Class H	673,000	3,951
*,2	Kuaishou Technology	489,800	3,199
*	Li Auto Inc. Class A	203,836	3,125
	Agricultural Bank of China Ltd. Class H	5,169,000	3,081
	Yum China Holdings Inc. (XHKG)	61,600	3,046
*	BeiGene Ltd.	134,500	2,874
	China Life Insurance Co. Ltd. Class H	1,293,000	2,492
	ANTA Sports Products Ltd.	219,200	2,460
*	XPeng Inc. Class A	225,800	2,413
	Geely Automobile Holdings Ltd.	1,035,900	2,342
	KE Holdings Inc. ADR	104,034	2,317
	Contemporary Amperex Technology Co. Ltd. Class A	53,343	1,946
*,2	Wuxi Biologics Cayman Inc.	607,737	1,762
	China Resources Land Ltd.	486,000	1,627
[2]	Pop Mart International Group Ltd.	119,000	1,600
	Full Truck Alliance Co. Ltd. ADR	127,989	1,503
	China Merchants Bank Co. Ltd. Class A	238,195	1,379
[2]	Nongfu Spring Co. Ltd. Class H	306,800	1,369
*,2	Innovent Biologics Inc.	255,000	1,330
	China Pacific Insurance Group Co. Ltd. Class H	436,000	1,293
	Sunny Optical Technology Group Co. Ltd.	113,900	1,276
	New Oriental Education & Technology Group Inc.	263,290	1,256
	China Overseas Land & Investment Ltd.	675,500	1,253
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,959,000	1,244
	China Mengniu Dairy Co. Ltd.	538,120	1,230
*	NIO Inc. Class A	261,555	1,201
	H World Group Ltd.	332,230	1,186
*,2	China Tower Corp. Ltd. Class H	826,400	1,173
	Haier Smart Home Co. Ltd. Class H	366,000	1,172
	China CITIC Bank Corp. Ltd. Class H	1,553,000	1,144
*,2	Akeso Inc.	121,000	1,142
	China Yangtze Power Co. Ltd. Class A	294,190	1,106
*	Kanzhun Ltd. ADR	63,084	1,009
*	Bilibili Inc.	49,363	1,003
	Bank of Communications Co. Ltd. Class H	1,163,000	987
	Ping An Insurance Group Co. of China Ltd. Class A	141,680	985
	Vipshop Holdings Ltd. ADR	60,098	945
*	TAL Education Group ADR	71,534	924
	CSPC Pharmaceutical Group Ltd.	1,519,280	922
*,2	SenseTime Group Inc. Class B	4,140,000	876
	CITIC Securities Co. Ltd. Class H	302,537	870
	Li Ning Co. Ltd.	393,678	867
	Industrial & Commercial Bank of China Ltd. Class A	901,175	851
*	Kingdee International Software Group Co. Ltd.	505,000	830
	Agricultural Bank of China Ltd. Class A	1,146,500	809
*,2	JD Health International Inc.	183,300	798
	Yangzijiang Shipbuilding Holdings Ltd.	445,000	786
	People's Insurance Co. Group of China Ltd. Class H	1,585,000	782
	China Hongqiao Group Ltd.	483,000	777
	COSCO SHIPPING Holdings Co. Ltd. Class H	518,900	763
	Kingsoft Corp. Ltd.	145,400	753
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	106,800	728
	Sino Biopharmaceutical Ltd.	1,737,000	721
	Industrial Bank Co. Ltd. Class A	247,300	707
	China Galaxy Securities Co. Ltd. Class H	644,500	653
*,1	Alibaba Health Information Technology Ltd.	1,006,000	650
*	Zai Lab Ltd.	179,770	636
	Great Wall Motor Co. Ltd. Class H	380,500	632
*	GDS Holdings Ltd. Class A	135,341	628
	Hygon Information Technology Co. Ltd. Class A	27,892	620
	Weichai Power Co. Ltd. Class H	296,000	583
*	GCL Technology Holdings Ltd.	3,598,000	577
[2]	Longfor Group Holdings Ltd.	417,800	575
	Sinopharm Group Co. Ltd. Class H	222,900	562
	ZTE Corp. Class H	148,400	562
	Bank of Communications Co. Ltd. Class A	543,500	539
*,2	JD Logistics Inc.	298,700	535
*	Cambricon Technologies Corp. Ltd. Class A	5,198	532

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Haitong Securities Co. Ltd. Class H	639,200	530
[2]	China International Capital Corp. Ltd. Class H	274,800	522
	CITIC Securities Co. Ltd. Class A	138,045	520
	New China Life Insurance Co. Ltd. Class H	152,700	517
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,587	509
	Luxshare Precision Industry Co. Ltd. Class A	84,814	507
[2]	China Feihe Ltd.	689,000	498
	Shanghai Pudong Development Bank Co. Ltd. Class A	350,400	491
	Bank of China Ltd. Class A	657,700	488
	China Minsheng Banking Corp. Ltd. Class H	1,023,000	487
	Tingyi Cayman Islands Holding Corp.	334,000	486
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	76,710	485
	Tongcheng Travel Holdings Ltd.	202,800	454
[2]	Hua Hong Semiconductor Ltd.	101,757	452
	MINISO Group Holding Ltd.	85,552	442
	Foxconn Industrial Internet Co. Ltd. Class A	147,600	439
	Zhaojin Mining Industry Co. Ltd. Class H	251,500	428
[2]	China Resources Mixc Lifestyle Services Ltd.	101,600	422
	China Pacific Insurance Group Co. Ltd. Class A	98,700	420
*	China Ruyi Holdings Ltd.	1,420,000	417
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	97,900	411
[2]	WuXi AppTec Co. Ltd. Class H	53,436	409
	China Everbright Bank Co. Ltd. Class H	1,004,000	406
[1]	China National Building Material Co. Ltd. Class H	808,000	404
[2]	Huatai Securities Co. Ltd. Class H	238,200	400
	Haier Smart Home Co. Ltd. Class A	109,600	396
	CMOC Group Ltd. Class H	585,000	394
	CRRC Corp. Ltd. Class A	381,115	393
	CRRC Corp. Ltd. Class H	585,000	389
	Ping An Bank Co. Ltd. Class A	241,700	384
	NAURA Technology Group Co. Ltd. Class A	6,206	384
[2]	Hansoh Pharmaceutical Group Co. Ltd.	162,000	376
	Kingboard Holdings Ltd.	132,500	374
	China Taiping Insurance Holdings Co. Ltd.	252,400	372
	China Railway Group Ltd. Class H	742,000	366
*	Genscript Biotech Corp.	220,000	360
	Hengan International Group Co. Ltd.	127,500	358
	Shenzhen Inovance Technology Co. Ltd. Class A	34,095	340
	Muyuan Foods Co. Ltd. Class A	66,812	334
	SF Holding Co. Ltd. Class A	58,200	334
[2]	Yadea Group Holdings Ltd.	200,000	328
	Bosideng International Holdings Ltd.	670,000	327
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	57,660	327
*,1	China Vanke Co. Ltd. Class H	379,800	324
	Xinyi Solar Holdings Ltd.	730,000	310
	WuXi AppTec Co. Ltd. Class A	36,364	307
	Greentown China Holdings Ltd.	206,000	306
*,1	Kingsoft Cloud Holdings Ltd.	281,310	306
	Autohome Inc. ADR	10,533	303
	Will Semiconductor Co. Ltd. Shanghai Class A	15,345	302
	Seres Group Co. Ltd. Class A	17,900	301
[2]	3SBio Inc.	318,000	300
*,1	Sunac China Holdings Ltd.	1,022,000	299
*	Minth Group Ltd.	114,000	297
	Sinotruk Hong Kong Ltd.	111,500	297
	Dongyue Group Ltd.	269,000	294
	China CITIC Bank Corp. Ltd. Class A	308,700	293
[2]	Meitu Inc.	475,500	291
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	74,300	289
	China United Network Communications Ltd. Class A	322,200	277
*	HUTCHMED China Ltd.	83,500	277
	Weichai Power Co. Ltd. Class A	126,365	273
	China Minsheng Banking Corp. Ltd. Class A	477,700	271
[1,2]	Guotai Junan Securities Co. Ltd. Class H	174,200	266
	Jiangxi Copper Co. Ltd. Class H	168,000	265
*	Vnet Group Inc. ADR	22,634	265
	Brilliance China Automotive Holdings Ltd.	494,000	264
	BOE Technology Group Co. Ltd. Class A	445,205	264
	Atour Lifestyle Holdings Ltd. ADR	8,588	264
	Beijing Kingsoft Office Software Inc. Class A	5,440	260

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	395,200	258
	China Tourism Group Duty Free Corp. Ltd. Class A	30,655	258
	Haitian International Holdings Ltd.	96,000	256
	Country Garden Services Holdings Co. Ltd.	347,646	254
	C&D International Investment Group Ltd.	127,000	252
	China Everbright Environment Group Ltd.	592,000	251
	COSCO SHIPPING Holdings Co. Ltd. Class A	133,580	251
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	322,000	250
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	2,601,000	248
	Sany Heavy Industry Co. Ltd. Class A	98,400	247
*	JOYY Inc. ADR	5,287	247
	Sungrow Power Supply Co. Ltd. Class A	24,685	241
	Far East Horizon Ltd.	316,000	240
	Chongqing Rural Commercial Bank Co. Ltd. Class H	382,000	240
	TravelSky Technology Ltd. Class H	172,000	239
	China Medical System Holdings Ltd.	225,000	238
	GF Securities Co. Ltd. Class A	111,155	235
[2]	CSC Financial Co. Ltd. Class H	186,500	235
	Zhejiang Expressway Co. Ltd. Class H	314,560	234
	China Communications Services Corp. Ltd. Class H	380,000	233
	Shenzhen International Holdings Ltd.	252,000	231
[2]	China Resources Pharmaceutical Group Ltd.	329,000	224
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	147,700	224
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	224
	China Conch Venture Holdings Ltd.	257,500	223
*	China Gold International Resources Corp. Ltd.	39,100	222
	SAIC Motor Corp. Ltd. Class A	97,700	221
	Lens Technology Co. Ltd. Class A	59,435	220
	GF Securities Co. Ltd. Class H	165,000	219
*,2	NetEase Cloud Music Inc.	10,450	218
	China Cinda Asset Management Co. Ltd. Class H	1,417,000	210
	Hisense Home Appliances Group Co. Ltd. Class H	62,000	210
	Great Wall Motor Co. Ltd. Class A	61,200	210
	Kingboard Laminates Holdings Ltd.	175,000	208
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	208
	FinVolution Group ADR	25,068	207
	Advanced Micro-Fabrication Equipment Inc. China Class A	7,325	207
	Beijing Enterprises Water Group Ltd.	704,000	206
[2]	Topsports International Holdings Ltd.	475,000	206
	ZTE Corp. Class A	38,435	205
	China Merchants Securities Co. Ltd. Class A	82,420	205
	Bank of Shanghai Co. Ltd. Class A	158,000	203
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	203
	Bank of Beijing Co. Ltd. Class A	245,200	197
	CMOC Group Ltd. Class A	214,200	197
	China Railway Group Ltd. Class A	242,300	197
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	69,400	196
	Yuexiu Property Co. Ltd.	288,280	196
*	XD Inc.	46,400	195
	China Everbright Bank Co. Ltd. Class A	375,400	194
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	193
	Iflytek Co. Ltd. Class A	26,700	191
*,2	Tuhu Car Inc. Class A	94,000	191
	Jiangsu Expressway Co. Ltd. Class H	166,000	189
	Fosun International Ltd.	333,500	189
	Huatai Securities Co. Ltd. Class A	78,530	189
	Shandong Gold Mining Co. Ltd. Class A	58,160	189
	Uni-President China Holdings Ltd.	179,000	188
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	124,000	186
	Guangzhou Automobile Group Co. Ltd. Class H	472,000	185
	Wens Foodstuff Group Co. Ltd. Class A	82,300	184
	CSC Financial Co. Ltd. Class A	54,200	183
*,2	Ascentage Pharma Group International	37,600	182
	Huaxia Bank Co. Ltd. Class A	181,500	180
	Grand Pharmaceutical Group Ltd.	275,000	178
	China Galaxy Securities Co. Ltd. Class A	77,600	178
	Hello Group Inc. Class A ADR	24,028	177
	Fufeng Group Ltd.	250,000	174
[2]	Shandong Gold Mining Co. Ltd. Class H	91,850	173
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	206,000	172

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bank of Nanjing Co. Ltd. Class A	123,900	172
*	GigaDevice Semiconductor Inc. Class A	9,400	171
	Yangzijiang Financial Holding Ltd.	389,200	171
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	49,420	170
	Postal Savings Bank of China Co. Ltd. Class A	231,800	170
[3]	Haitong Securities Co. Ltd. Class A	118,500	169
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	168
	Shenwan Hongyuan Group Co. Ltd. Class A	238,020	167
	China Three Gorges Renewables Group Co. Ltd. Class A	289,000	167
	Guotai Junan Securities Co. Ltd. Class A	69,700	166
*	EHang Holdings Ltd. ADR	7,225	166
	China Jinmao Holdings Group Ltd.	1,156,000	165
	Shenzhen Transsion Holdings Co. Ltd. Class A	12,852	165
	Poly Developments & Holdings Group Co. Ltd. Class A	136,800	164
[1,2]	China Merchants Securities Co. Ltd. Class H	84,660	160
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	160
*	Microport Scientific Corp.	165,800	159
*	Daqo New Energy Corp. ADR	7,849	159
*	China Southern Airlines Co. Ltd. Class A	197,500	159
	GoerTek Inc. Class A	40,100	157
	Zhongji Innolight Co. Ltd. Class A	11,100	157
*	Alibaba Pictures Group Ltd.	2,200,000	156
	Eve Energy Co. Ltd. Class A	24,200	156
	Tongwei Co. Ltd. Class A	53,408	155
*,2	Keymed Biosciences Inc.	34,000	155
*	Shanghai MicroPort MedBot Group Co. Ltd.	56,000	155
*	Air China Ltd. Class A	154,300	154
	Rongsheng Petrochemical Co. Ltd. Class A	126,000	153
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	152
*	Air China Ltd. Class H	234,000	149
	Xtep International Holdings Ltd.	225,500	149
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	78,600	149
	Fu Shou Yuan International Group Ltd.	274,000	149
	IEIT Systems Co. Ltd. Class A	17,800	146
	China Reinsurance Group Corp. Class H	1,162,000	145
	Montage Technology Co. Ltd. Class A	13,432	145
	China Overseas Property Holdings Ltd.	220,000	144
	Focus Media Information Technology Co. Ltd. Class A	163,900	143
	Yunnan Baiyao Group Co. Ltd. Class A	18,900	143
	Onewo Inc. Class H	49,000	142
	Yihai International Holding Ltd.	77,000	141
	TCL Technology Group Corp. Class A	217,920	139
	China Construction Bank Corp. Class A	118,300	138
	Shengyi Technology Co. Ltd. Class A	34,700	138
[2]	Jinxin Fertility Group Ltd.	406,000	137
	China Water Affairs Group Ltd.	176,000	136
*,2	InnoCare Pharma Ltd.	115,000	136
	JinkoSolar Holding Co. Ltd. ADR	5,986	135
	COSCO SHIPPING Ports Ltd.	236,000	133
	Guangdong Haid Group Co. Ltd. Class A	18,900	133
*,1,2	Weimob Inc.	414,000	133
[2]	BAIC Motor Corp. Ltd. Class H	424,000	131
	China Nonferrous Mining Corp. Ltd.	213,000	131
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	129
	Chaozhou Three-Circle Group Co. Ltd. Class A	24,100	129
*	DPC Dash Ltd.	10,100	129
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	128
	360 Security Technology Inc. Class A	83,700	128
	Jiangxi Copper Co. Ltd. Class A	44,500	128
*,2	Legend Holdings Corp. Class H	106,300	127
	JCET Group Co. Ltd. Class A	24,500	127
	Henan Shuanghui Investment & Development Co. Ltd. Class A	34,100	126
[2]	Simcere Pharmaceutical Group Ltd.	121,000	124
	Yum China Holdings Inc.	2,493	123
	Shoucheng Holdings Ltd.	559,600	123
	Tianli International Holdings Ltd.	225,000	122
*,1,2	East Buy Holding Ltd.	73,000	122
*	Seazen Group Ltd.	444,567	121
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	120
	New China Life Insurance Co. Ltd. Class A	18,000	120

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	Luye Pharma Group Ltd.	396,500	119
*	China Vanke Co. Ltd. Class A	110,700	118
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	118
	Sinotrans Ltd. Class H	242,000	117
	TCL Electronics Holdings Ltd.	128,000	116
[2]	Orient Securities Co. Ltd. Class H	176,400	115
	China Zheshang Bank Co. Ltd. Class H	377,000	115
	Greentown Service Group Co. Ltd.	228,000	114
*,2	Hygeia Healthcare Holdings Co. Ltd.	59,745	114
	Everbright Securities Co. Ltd. Class A	46,500	113
	Lingyi iTech Guangdong Co. Class A	83,100	112
[2]	China Railway Signal & Communication Corp. Ltd. Class H	261,000	112
[1]	Gushengtang Holdings Ltd.	25,100	112
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	38,000	111
*	China Southern Airlines Co. Ltd. Class H	230,000	110
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	468,600	108
	Anhui Expressway Co. Ltd. Class H	80,000	108
	WUS Printed Circuit Kunshan Co. Ltd. Class A	21,840	107
	Eoptolink Technology Inc. Ltd. Class A	7,980	107
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	346,400	105
*	Nine Dragons Paper Holdings Ltd.	245,000	103
*,2,3	New Horizon Health Ltd.	56,500	103
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	77,837	102
	Tianneng Power International Ltd.	108,000	102
*	COFCO Joycome Foods Ltd.	578,000	102
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	23,000	102
	China Datang Corp. Renewable Power Co. Ltd. Class H	383,000	102
*	Beijing Capital International Airport Co. Ltd. Class H	284,000	101
	Satellite Chemical Co. Ltd. Class A	34,400	101
	Flat Glass Group Co. Ltd. Class H	58,000	100
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	99
	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,800	99
[3]	National Silicon Industry Group Co. Ltd. Class A	35,595	99
*	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	98
	Digital China Holdings Ltd.	242,000	98
	Canvest Environmental Protection Group Co. Ltd.	161,000	98
[2]	Blue Moon Group Holdings Ltd.	244,000	98
	Sichuan Expressway Co. Ltd. Class H	224,000	97
	COSCO SHIPPING Development Co. Ltd. Class A	305,200	97
	Zhejiang Juhua Co. Ltd. Class A	29,000	97
	Isoftstone Information Technology Group Co. Ltd. Class A	10,900	97
[1,2]	Ping An Healthcare & Technology Co. Ltd.	94,630	96
	Ganfeng Lithium Group Co. Ltd. Class A	18,494	93
	Zhejiang NHU Co. Ltd. Class A	32,056	93
	Consun Pharmaceutical Group Ltd.	90,000	93
	Yutong Bus Co. Ltd. Class A	25,600	93
	Pharmaron Beijing Co. Ltd. Class A	25,420	93
	Zhongjin Gold Corp. Ltd. Class A	54,300	92
	Lonking Holdings Ltd.	408,000	91
	Guangzhou Automobile Group Co. Ltd. Class A	75,900	91
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	91
*	Lifetech Scientific Corp.	432,000	91
*	China Eastern Airlines Corp. Ltd. Class A	171,700	90
	China Everbright Ltd.	134,000	89
	China Modern Dairy Holdings Ltd.	628,000	89
	Citic Pacific Special Steel Group Co. Ltd. Class A	53,300	89
	Poly Property Services Co. Ltd. Class H	22,000	89
[2]	AsiaInfo Technologies Ltd.	66,000	89
	Flat Glass Group Co. Ltd. Class A	29,600	89
*,1	Canadian Solar Inc.	8,772	88
*	ANE Cayman Inc.	101,000	88
	Goldwind Science & Technology Co. Ltd. Class A	70,100	87
[2]	Pharmaron Beijing Co. Ltd. Class H	43,750	87
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,000	87
*,2	Bairong Inc. Class B	68,000	87
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	14,400	87
	Lufax Holding Ltd. ADR	30,161	87
	SSY Group Ltd.	212,000	86
*	China Eastern Airlines Corp. Ltd. Class H	252,000	86
	Guangshen Railway Co. Ltd. Class H	338,000	86

ESG International Stock ETF
		Shares	Market Value• ($000)
	Livzon Pharmaceutical Group Inc. Class H	26,300	86
	Industrial Securities Co. Ltd. Class A	104,680	86
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	86
*	Yonghui Superstores Co. Ltd. Class A	114,500	85
	Hundsun Technologies Inc. Class A	20,080	85
	Yunnan Aluminium Co. Ltd. Class A	38,000	85
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	85
*	DingDong Cayman Ltd. ADR	24,315	85
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,860	84
	Huadong Medicine Co. Ltd. Class A	17,700	84
	Ming Yuan Cloud Group Holdings Ltd.	188,000	84
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	83
	Huayu Automotive Systems Co. Ltd. Class A	33,000	83
*	Yonyou Network Technology Co. Ltd. Class A	39,600	83
[2]	Genertec Universal Medical Group Co. Ltd.	128,500	83
*	Gaotu Techedu Inc. ADR	23,720	83
*,1,2	Yidu Tech Inc.	101,800	83
	Huaneng Lancang River Hydropower Inc. Class A	69,800	83
	Shanghai International Port Group Co. Ltd. Class A	107,200	82
*	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	80
*,2	Alphamab Oncology	105,000	80
	Sieyuan Electric Co. Ltd. Class A	7,900	79
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	79
	Sinotrans Ltd. Class A	114,000	79
	Jiangsu Expressway Co. Ltd. Class A	37,600	79
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	79
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	79
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	77
	Sailun Group Co. Ltd. Class A	35,700	77
*,2	Mobvista Inc.	101,000	77
	First Tractor Co. Ltd. Class H	90,000	76
	Beijing New Building Materials plc Class A	19,300	76
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	76
	Bank of Chongqing Co. Ltd. Class H	95,000	76
	Beijing Tong Ren Tang Co. Ltd. Class A	15,300	76
	Hangzhou Iron & Steel Co. Class A	41,300	76
	Sun Art Retail Group Ltd.	328,500	75
	Skyworth Group Ltd.	225,111	75
*	New Hope Liuhe Co. Ltd. Class A	56,800	75
	China National Chemical Engineering Co. Ltd. Class A	76,700	75
	China BlueChemical Ltd. Class H	280,000	74
	Guosen Securities Co. Ltd. Class A	51,200	74
	China Overseas Grand Oceans Group Ltd.	285,000	73
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	73
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	47,300	73
	Orient Securities Co. Ltd. Class A	54,252	73
	China Yongda Automobiles Services Holdings Ltd.	206,000	72
	Mango Excellent Media Co. Ltd. Class A	20,600	72
	West China Cement Ltd.	336,000	71
*	OFILM Group Co. Ltd. Class A	37,700	71
	JNBY Design Ltd.	37,500	71
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	71
*	Talkweb Information System Co. Ltd. Class A	15,400	71
	Tianqi Lithium Corp. Class H	22,400	71
	Huangshan Tourism Development Co. Ltd. Class B	94,260	70
	Wingtech Technology Co. Ltd. Class A	14,700	70
	Shenzhen Topband Co. Ltd. Class A	31,100	70
	People's Insurance Co. Group of China Ltd. Class A	76,700	70
	Jinko Solar Co. Ltd. Class A	73,660	70
	China Resources Building Materials Technology Holdings Ltd.	354,000	69
	Wasion Holdings Ltd.	72,000	69
[2]	Zhou Hei Ya International Holdings Co. Ltd.	295,500	69
	Huagong Tech Co. Ltd. Class A	11,200	69
*,2	CanSino Biologics Inc. Class H	14,400	69
*	Hopson Development Holdings Ltd.	167,721	69
	Sihuan Pharmaceutical Holdings Group Ltd.	889,000	68
	Yealink Network Technology Corp. Ltd. Class A	12,600	68
	PAX Global Technology Ltd.	107,000	67
	Accelink Technologies Co. Ltd. Class A	8,800	67
	JA Solar Technology Co. Ltd. Class A	38,439	67

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	10,366	67
*	Hainan Airport Infrastructure Co. Ltd. Class A	129,621	67
	Lee & Man Paper Manufacturing Ltd.	225,000	66
	Poly Property Group Co. Ltd.	334,000	66
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	16,400	66
	China Resources Medical Holdings Co. Ltd.	124,500	66
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	66
*,2	Maoyan Entertainment	67,800	66
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	66
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	66
	Goneo Group Co. Ltd. Class A	6,420	66
	China Risun Group Ltd.	189,000	66
	Beijing Roborock Technology Co. Ltd. Class A	1,994	66
	China Lesso Group Holdings Ltd.	157,000	65
	China Jushi Co. Ltd. Class A	41,444	65
*	Tianfeng Securities Co. Ltd. Class A	103,500	65
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	65
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	65
	Tianqi Lithium Corp. Class A	14,221	64
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	64
	HLA Group Corp. Ltd. Class A	58,213	64
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	64
	SUPCON Technology Co. Ltd. Class A	8,466	64
	Yuexiu REIT	541,206	63
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	63
	Goldwind Science & Technology Co. Ltd. Class H	95,200	63
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	63
	Ningbo Joyson Electronic Corp. Class A	24,200	63
	China International Marine Containers Group Co. Ltd. Class H	91,250	62
	Imeik Technology Development Co. Ltd. Class A	2,660	62
*,2	China Bohai Bank Co. Ltd. Class H	561,500	62
*	Fenbi Ltd.	191,500	62
	China Shineway Pharmaceutical Group Ltd.	57,000	61
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	8,700	61
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	61
	SG Micro Corp. Class A	5,000	61
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	61
	Shanghai Rural Commercial Bank Co. Ltd. Class A	56,000	61
*	Zhihu Inc. ADR	11,913	61
	China Oriental Group Co. Ltd.	390,000	60
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	130,100	60
	Sinoma International Engineering Co. Class A	46,000	60
*	Q Technology Group Co. Ltd.	65,000	60
	Shanghai Stonehill Technology Co. Ltd. Class A	87,400	60
*,2	Remegen Co. Ltd. Class H	26,000	60
	Eastroc Beverage Group Co. Ltd. Class A	1,960	60
	Bestechnic Shanghai Co. Ltd. Class A	1,270	60
	Shenzhen Expressway Corp. Ltd. Class H	70,000	59
	Tongling Nonferrous Metals Group Co. Ltd. Class A	132,700	59
	Chongqing Rural Commercial Bank Co. Ltd. Class A	75,600	59
	DHC Software Co. Ltd. Class A	35,800	58
	Maxscend Microelectronics Co. Ltd. Class A	5,040	58
*	Xinte Energy Co. Ltd. Class H	64,400	58
*	Adicon Holdings Ltd.	57,500	58
	Yuexiu Transport Infrastructure Ltd.	120,000	57
	NetDragon Websoft Holdings Ltd.	38,500	57
	Unisplendour Corp. Ltd. Class A	13,860	57
	Guoyuan Securities Co. Ltd. Class A	51,895	57
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	100,500	57
*	Nanfang Zhongjin Environment Co. Ltd. Class A	103,100	57
	Beibuwan Port Co. Ltd. Class A	51,190	57
[2]	Angelalign Technology Inc.	7,200	57
	Trina Solar Co. Ltd. Class A	23,655	57
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	56
	Shaanxi International Trust Co. Ltd. Class A	118,700	56
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	56
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,600	56
	SooChow Securities Co. Ltd. Class A	51,300	56
	YTO Express Group Co. Ltd. Class A	29,800	56
	Han's Laser Technology Industry Group Co. Ltd. Class A	14,900	56

ESG International Stock ETF
		Shares	Market Value• ($000)
	CNGR Advanced Material Co. Ltd. Class A	10,920	56
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	55
*	Sohu.com Ltd. ADR	4,291	55
	LB Group Co. Ltd. Class A	22,600	55
	Oriental Pearl Group Co. Ltd. Class A	51,500	55
	Beijing Tiantan Biological Products Corp. Ltd. Class A	20,280	55
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	55
	Yunnan Yuntianhua Co. Ltd. Class A	19,000	55
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	5,200	55
	GalaxyCore Inc. Class A	24,826	55
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	55
	COSCO SHIPPING Development Co. Ltd. Class H	428,000	54
	Dong-E-E-Jiao Co. Ltd. Class A	7,000	54
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	54
[1,2]	Jiumaojiu International Holdings Ltd.	141,000	54
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	12,300	54
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	54
[2]	Everbright Securities Co. Ltd. Class H	53,832	53
	BOE Varitronix Ltd.	59,000	53
[2]	Qingdao Port International Co. Ltd. Class H	68,000	53
	Central China Securities Co. Ltd. Class H	246,000	53
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	53
	Gotion High-tech Co. Ltd. Class A	16,600	53
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	53
	Hangcha Group Co. Ltd. Class A	17,640	53
	Zangge Mining Co. Ltd. Class A	12,100	53
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	4,940	53
	Kingnet Network Co. Ltd. Class A	24,800	52
	Shandong Sun Paper Industry JSC Ltd. Class A	26,500	52
	Changjiang Securities Co. Ltd. Class A	59,000	52
	Caitong Securities Co. Ltd. Class A	47,255	52
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	52
	Shanghai Pudong Construction Co. Ltd. Class A	63,200	52
[2]	Sunac Services Holdings Ltd.	244,000	52
	China Foods Ltd.	146,000	51
	Shui On Land Ltd.	569,500	51
	Changchun High-Tech Industry Group Co. Ltd. Class A	3,900	51
	First Capital Securities Co. Ltd. Class A	48,000	51
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	51
	China Zheshang Bank Co. Ltd. Class A	130,740	51
	Youngor Fashion Co. Ltd. Class A	44,999	51
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	51
*	Amlogic Shanghai Co. Ltd. Class A	4,360	51
	Minmetals Capital Co. Ltd. Class A	63,200	51
	CSG Holding Co. Ltd. Class B	192,800	50
	GEM Co. Ltd. Class A	53,900	50
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	50
	Concord New Energy Group Ltd.	820,000	50
	YGSOFT Inc. Class A	55,440	50
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	50
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	49
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	49
*	Youdao Inc. ADR	5,399	49
	APT Medical Inc. Class A	1,007	49
	China Lilang Ltd.	95,000	48
	AVIC Industry-Finance Holdings Co. Ltd. Class A	101,100	48
	Shanghai Belling Co. Ltd. Class A	9,600	48
	People.cn Co. Ltd. Class A	15,200	48
*	Canaan Inc. ADR	36,919	48
	Liaoning Chengda Biotechnology Co. Ltd. Class A	12,194	48
	Geovis Technology Co. Ltd. Class A	6,371	48
*	BeiGene Ltd. Class A	1,464	48
	China Education Group Holdings Ltd.	151,000	47
[2]	A-Living Smart City Services Co. Ltd.	125,500	47
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	47
	DBG Technology Co. Ltd. Class A	9,800	47
	Sichuan Development Lomon Co. Ltd. Class A	25,800	47
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	46
*	FIH Mobile Ltd.	399,000	46
	Zhejiang Hailiang Co. Ltd. Class A	35,700	46

ESG International Stock ETF
		Shares	Market Value• ($000)
	China International Marine Containers Group Co. Ltd. Class A	41,450	46
	Bank of Chongqing Co. Ltd. Class A	38,900	46
*,2	Ocumension Therapeutics	79,500	46
	Huaxin Cement Co. Ltd. Class H	45,400	46
*,2	Haichang Ocean Park Holdings Ltd.	589,000	46
	BOE Technology Group Co. Ltd. Class B	122,100	45
	China Rare Earth Resources & Technology Co. Ltd. Class A	11,200	45
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	45
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	45
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	45
*	Seazen Holdings Co. Ltd. Class A	24,500	45
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	45
*	Hubei Dinglong Co. Ltd. Class A	11,300	45
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	6,700	45
	Shenzhen Expressway Corp. Ltd. Class A	27,700	45
	AIMA Technology Group Co. Ltd. Class A	8,250	45
	Chervon Holdings Ltd.	18,400	45
*	Yanlord Land Group Ltd.	108,200	44
	China Great Wall Securities Co. Ltd. Class A	39,525	44
	Shenzhen Kinwong Electronic Co. Ltd. Class A	9,600	44
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,013	44
	Shenzhen Envicool Technology Co. Ltd. Class A	7,020	44
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	32,100	44
*	Angang Steel Co. Ltd. Class H	196,000	43
*	Guangzhou R&F Properties Co. Ltd. Class H	232,800	43
	Tiangong International Co. Ltd.	188,000	43
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	43
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	43
[2]	Medlive Technology Co. Ltd.	27,500	43
	Shenzhen SED Industry Co. Ltd. Class A	11,800	43
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	43
	Sinofert Holdings Ltd.	316,000	42
*	Hytera Communications Corp. Ltd. Class A	23,100	42
	Sealand Securities Co. Ltd. Class A	73,800	42
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	42
	Xiamen C & D Inc. Class A	29,900	42
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	23,500	42
	COFCO Capital Holdings Co. Ltd. Class A	23,700	42
	Digital China Group Co. Ltd. Class A	6,200	42
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	1,990	42
*	SOHO China Ltd.	537,000	41
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	41
	Chongqing Water Group Co. Ltd. Class A	63,700	41
*	Quzhou Xin'an Development Co. Ltd. Class A	100,100	41
	Hisense Visual Technology Co. Ltd. Class A	12,900	41
	GRG Banking Equipment Co. Ltd. Class A	20,700	41
	MLS Co. Ltd. Class A	34,200	41
	Bank of Changsha Co. Ltd. Class A	34,700	41
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	41
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	41
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,100	41
	Hengyi Petrochemical Co. Ltd. Class A	48,000	41
	Fibocom Wireless Inc. Class A	8,820	41
	Chifeng Jilong Gold Mining Co. Ltd. Class A	16,000	41
*	Merit Interactive Co. Ltd. Class A	5,500	41
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,645	41
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	41
	Sunresin New Materials Co. Ltd. Class A	6,400	41
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	41
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	41
	Espressif Systems Shanghai Co. Ltd. Class A	1,364	41
	Shenzhen Investment Ltd.	376,000	40
	INESA Intelligent Tech Inc. Class B	50,600	40
	Livzon Pharmaceutical Group Inc. Class A	8,500	40
*	Angang Steel Co. Ltd. Class A	118,000	40
	Xiamen Intretech Inc. Class A	19,000	40
	Yunnan Energy New Material Co. Ltd. Class A	8,800	40
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	39,400	40
	Grinm Advanced Materials Co. Ltd. Class A	13,800	40
	JCHX Mining Management Co. Ltd. Class A	7,700	40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	40
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	40
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	39
	Hunan Valin Steel Co. Ltd. Class A	58,400	39
	Shenghe Resources Holding Co. Ltd. Class A	26,300	39
	Weaver Network Technology Co. Ltd. Class A	4,570	39
	Jinduicheng Molybdenum Co. Ltd. Class A	28,700	39
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	52,800	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
	GRG Metrology & Test Group Co. Ltd. Class A	14,900	39
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	39
	Sharetronic Data Technology Co. Ltd. Class A	2,500	39
	Thunder Software Technology Co. Ltd. Class A	4,500	38
	Transfar Zhilian Co. Ltd. Class A	54,900	38
	Gemdale Corp. Class A	58,000	38
	Sinolink Securities Co. Ltd. Class A	32,785	38
	Huaan Securities Co. Ltd. Class A	48,600	38
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	38
*	Western Region Gold Co. Ltd. Class A	21,400	38
[2]	AK Medical Holdings Ltd.	62,000	38
	Sinofibers Technology Co. Ltd. Class A	9,000	38
*,2	JS Global Lifestyle Co. Ltd.	176,000	38
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	38
[2]	Linklogis Inc. Class B	176,500	38
*	Qi An Xin Technology Group Inc. Class A	7,104	38
	Cathay Biotech Inc. Class A	5,868	38
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	38
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	38
	Luxi Chemical Group Co. Ltd. Class A	23,200	37
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	37
*	Wellhope Foods Co. Ltd. Class A	35,500	37
*,2,3	Venus MedTech Hangzhou Inc. Class H	51,000	37
*	Tsinghua Tongfang Co. Ltd. Class A	31,800	37
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	7,060	37
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	37
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	37
	INESA Intelligent Tech Inc. Class A	12,000	37
*	QuantumCTek Co. Ltd. Class A	958	37
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	36
	Liaoning Port Co. Ltd. Class A	169,500	36
	Cheng De Lolo Co. Ltd. Class A	30,000	36
	B-Soft Co. Ltd. Class A	45,260	36
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	36
	Wuchan Zhongda Group Co. Ltd. Class A	51,100	36
	Zhejiang Dingli Machinery Co. Ltd. Class A	4,500	36
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	36
	Kangji Medical Holdings Ltd.	39,500	36
	Jiangsu Azure Corp. Class A	18,100	36
	Winner Medical Co. Ltd. Class A	6,800	36
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	36
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	36
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	35
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	35
	Perfect World Co. Ltd. Class A	23,000	35
	Zhejiang Longsheng Group Co. Ltd. Class A	26,900	35
	Xuji Electric Co. Ltd. Class A	10,500	35
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	35
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	35
	Jiangsu Financial Leasing Co. Ltd. Class A	51,700	35
	Ming Yang Smart Energy Group Ltd. Class A	23,800	35
	Nanjing Gaoke Co. Ltd. Class A	36,400	35
*	Yeahka Ltd.	33,200	35
	Raytron Technology Co. Ltd. Class A	4,763	35
	China Railway Materials Co. Ltd. Class A	102,600	35
	BBMG Corp. Class H	355,000	34
	Qingdao Port International Co. Ltd. Class A	28,400	34
	Zhejiang Chint Electrics Co. Ltd. Class A	10,705	34
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	34
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	34
	Hangjin Technology Co. Ltd. Class A	7,800	34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Konfoong Materials International Co. Ltd. Class A	3,300	34
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	34
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	34
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	34
	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	34
	Eastern Air Logistics Co. Ltd. Class A	17,700	34
	Qilu Bank Co. Ltd. Class A	41,100	34
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	34
*	Greatoo Intelligent Equipment Inc. Class A	24,400	34
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,900	33
	Jointown Pharmaceutical Group Co. Ltd. Class A	48,166	33
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	33
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	33
	Xinyi Energy Holdings Ltd.	324,800	33
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	33
	State Grid Information & Communication Co. Ltd. Class A	12,700	33
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	33
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	33
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	33
	Foryou Corp. Class A	7,200	33
	Huali Industrial Group Co. Ltd. Class A	3,400	33
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	33
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	6,000	33
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	32
	FAWER Automotive Parts Co. Ltd. Class A	42,100	32
	Xiamen Tungsten Co. Ltd. Class A	12,100	32
*	Bohai Leasing Co. Ltd. Class A	68,400	32
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	32
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	32
	City Development Environment Co. Ltd. Class A	18,700	32
*	Antong Holdings Co. Ltd. Class A	82,200	32
	Meihua Holdings Group Co. Ltd. Class A	25,300	32
*,3	China Dili Group	378,000	32
*	Agile Group Holdings Ltd.	358,000	31
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	31
	Gemdale Properties & Investment Corp. Ltd.	924,000	31
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	31
	China TransInfo Technology Co. Ltd. Class A	22,600	31
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	31
	Zhejiang Supor Co. Ltd. Class A	4,200	31
	Health & Happiness H&H International Holdings Ltd.	26,500	31
	Shandong Hi-speed Co. Ltd. Class A	21,900	31
	TangShan Port Group Co. Ltd. Class A	56,000	31
	Zhejiang Narada Power Source Co. Ltd. Class A	10,900	31
	Shennan Circuits Co. Ltd. Class A	1,700	31
	Skshu Paint Co. Ltd. Class A	4,732	31
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	31
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	31
	Joinn Laboratories China Co. Ltd. Class A	10,897	31
*	Beijing Compass Technology Development Co. Ltd. Class A	2,500	31
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	31
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	31
	TRS Information Technology Corp. Ltd. Class A	8,900	31
	Heilongjiang Agriculture Co. Ltd. Class A	16,200	30
	China National Medicines Corp. Ltd. Class A	7,300	30
	SDIC Capital Co. Ltd. Class A	30,300	30
	Advanced Technology & Materials Co. Ltd. Class A	18,300	30
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	30
	Wuhan Jingce Electronic Group Co. Ltd. Class A	3,400	30
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	30
	Huaxin Cement Co. Ltd. Class A	18,500	30
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	30
	Innuovo Technology Co. Ltd. Class A	19,400	30
*	Fulin Precision Co. Ltd. Class A	11,650	30
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	72,400	30
	Ginlong Technologies Co. Ltd. Class A	4,200	30
	Anjoy Foods Group Co. Ltd. Class A	2,700	30
	Sichuan New Energy Power Co. Ltd. Class A	19,600	30
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	30
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	30

ESG International Stock ETF
		Shares	Market Value• ($000)
	Henan Liliang Diamond Co. Ltd. Class A	6,600	30
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	30
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	30
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	43,400	30
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	2,662	30
	Yunnan Tin Co. Ltd. Class A	15,300	29
	FAW Jiefang Group Co. Ltd. Class A	26,200	29
	JSTI Group Class A	18,000	29
	Beijing Shougang Co. Ltd. Class A	62,200	29
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	29
	Estun Automation Co. Ltd. Class A	8,500	29
	BGI Genomics Co. Ltd. Class A	3,600	29
	Zhejiang Jingu Co. Ltd. Class A	15,900	29
	China Tianying Inc. Class A	45,200	29
	CSSC Science & Technology Co. Ltd. Class A	17,200	29
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	29
	Hangzhou First Applied Material Co. Ltd. Class A	14,200	29
	Beijing United Information Technology Co. Ltd. Class A	7,830	29
*	Dada Nexus Ltd. ADR	15,544	29
	Guangdong Topstar Technology Co. Ltd. Class A	6,100	29
	Yibin Tianyuan Group Co. Ltd. Class A	47,940	29
	Bloomage Biotechnology Corp. Ltd. Class A	4,292	29
	Leader Harmonious Drive Systems Co. Ltd. Class A	1,385	29
	Kidswant Children Products Co. Ltd. Class A	14,900	29
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	29
*	COL Group Co. Ltd. Class A	8,500	29
	Capital Securities Co. Ltd. Class A	10,000	29
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	29
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	28
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	28
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	28
	Xiamen ITG Group Corp. Ltd. Class A	32,000	28
	Anhui Expressway Co. Ltd. Class A	11,500	28
	Jiangsu Yangnong Chemical Co. Ltd. Class A	4,000	28
	Taiji Computer Corp. Ltd. Class A	7,400	28
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	4,600	28
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	47,400	28
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	28
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	28
[2]	China East Education Holdings Ltd.	70,000	28
	Quectel Wireless Solutions Co. Ltd. Class A	2,469	28
	China Wafer Level CSP Co. Ltd. Class A	6,000	28
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	28
	Shanghai Huafon Aluminium Corp. Class A	10,400	28
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	28
*,2	AInnovation Technology Group Co. Ltd.	42,400	28
	Kingsemi Co. Ltd. Class A	2,331	28
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	28
*	Shanghai STEP Electric Corp. Class A	12,000	28
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	28
	Walvax Biotechnology Co. Ltd. Class A	17,000	27
*	Tianma Microelectronics Co. Ltd. Class A	22,500	27
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	27
*	Konka Group Co. Ltd. Class A	37,300	27
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	27
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	27
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	27
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	27
	Yunnan Copper Co. Ltd. Class A	15,700	27
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	30,600	27
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	27
	Electric Connector Technology Co. Ltd. Class A	3,100	27
	Lakala Payment Co. Ltd. Class A	11,000	27
	Yusys Technologies Co. Ltd. Class A	7,680	27
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	27
	Zhuhai Port Co. Ltd. Class A	39,400	27
	China Kings Resources Group Co. Ltd. Class A	7,920	27
*	3peak Inc. Class A	1,817	27
	Shanghai United Imaging Healthcare Co. Ltd. Class A	1,432	27
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	27

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	9,800	27
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	26
	Beijing Originwater Technology Co. Ltd. Class A	38,905	26
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	26
	Grandblue Environment Co. Ltd. Class A	8,500	26
	Jilin Electric Power Co. Ltd. Class A	37,000	26
	Beijing WKW Automotive Parts Co. Ltd. Class A	50,300	26
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	26
	Beijing eGOVA Co. Ltd. Class A	8,880	26
	Sino Wealth Electronic Ltd. Class A	7,469	26
	Lingyun Industrial Corp. Ltd. Class A	12,300	26
*	Founder Technology Group Corp. Class A	40,500	26
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	26
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	26
	Guangdong Aofei Data Technology Co. Ltd. Class A	8,207	26
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	26
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	26
	Hanwei Electronics Group Corp. Class A	4,300	26
*	Nations Technologies Inc. Class A	7,100	26
	Willfar Information Technology Co. Ltd. Class A	4,990	26
*	Sinocelltech Group Ltd. Class A	4,651	26
	XTC New Energy Materials Xiamen Co. Ltd. Class A	3,429	26
	Hainan Strait Shipping Co. Ltd. Class A	27,750	25
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	25
	Oppein Home Group Inc. Class A	2,800	25
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	25
	Shanghai Jahwa United Co. Ltd. Class A	9,800	25
	China Film Co. Ltd. Class A	16,828	25
	Topchoice Medical Corp. Class A	4,207	25
	China Merchants Port Group Co. Ltd. Class A	9,500	25
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	25
	Sino-Platinum Metals Co. Ltd. Class A	13,363	25
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	25
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	25
	Arcsoft Corp. Ltd. Class A	3,820	25
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	25
	Shantui Construction Machinery Co. Ltd. Class A	19,400	25
*,2	Microport Cardioflow Medtech Corp.	211,000	25
	Chengdu RML Technology Co. Ltd. Class A	3,640	25
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	25
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	25
	Fujian Boss Software Development Co. Ltd. Class A	10,300	25
	Triangle Tyre Co. Ltd. Class A	12,000	25
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	25
	Andon Health Co. Ltd. Class A	4,300	25
	Shannon Semiconductor Technology Co. Ltd. Class A	4,700	25
*	JoulWatt Technology Co. Ltd. Class A	5,164	25
	Shenzhen Agricultural Power Group Co. Ltd. Class A	28,200	24
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	24
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	24
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	24
*	GCL System Integration Technology Co. Ltd. Class A	69,800	24
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	11,435	24
	Tasly Pharmaceutical Group Co. Ltd. Class A	12,000	24
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	24
	Gaona Aero Material Co. Ltd. Class A	11,680	24
	Infore Environment Technology Group Co. Ltd. Class A	29,500	24
	Shanghai Bailian Group Co. Ltd. Class A	18,000	24
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	24
	PhiChem Corp. Class A	11,200	24
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	24
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	24
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	24
	Hangzhou Onechance Tech Corp. Class A	6,600	24
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,800	24
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	24
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	20,598	24
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	24
	Xiamen Bank Co. Ltd. Class A	31,800	24
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	24

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hainan Jinpan Smart Technology Co. Ltd. Class A	4,241	24
*	Nanjing Tanker Corp. Class A	57,500	24
	Sanwei Holding Group Co. Ltd. Class A	12,900	24
	DongFeng Automobile Co. Ltd. Class A	23,400	24
	Jiayou International Logistics Co. Ltd. Class A	11,000	24
	Eastern Communications Co. Ltd. Class B	56,000	23
*	Alpha Group Class A	18,300	23
	Leyard Optoelectronic Co. Ltd. Class A	23,300	23
	IKD Co. Ltd. Class A	8,900	23
	BBMG Corp. Class A	100,200	23
	Hexing Electrical Co. Ltd. Class A	5,300	23
	TianShan Material Co. Ltd. Class A	30,100	23
	Valiant Co. Ltd. Class A	15,000	23
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	23
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	23
*	BOE HC SemiTek Corp.	21,700	23
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	12,400	23
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	23
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	23
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,352	23
*	Shanghai DZH Ltd. Class A	19,300	23
*	Shanghai Junshi Biosciences Co. Ltd. Class A	5,585	23
*	Roshow Technology Co. Ltd. Class A	20,400	23
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	23
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	23
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	4,400	23
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	23
*	Sichuan Hongda Co. Ltd. Class A	23,900	23
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	23
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	22
	STO Express Co. Ltd. Class A	13,600	22
	Beijing Strong Biotechnologies Inc. Class A	9,900	22
	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	22
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	22
	Wuhu Token Science Co. Ltd. Class A	24,700	22
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	16,600	22
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	22
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	22
[2]	China New Higher Education Group Ltd.	166,000	22
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	22
*	Hwa Create Co. Ltd. Class A	7,600	22
	CETC Digital Technology Co. Ltd. Class A	6,240	22
	Edan Instruments Inc. Class A	13,000	22
	Guangdong Advertising Group Co. Ltd. Class A	18,900	22
	Xinzhi Group Co. Ltd. Class A	8,300	22
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	22
[2]	Joinn Laboratories China Co. Ltd. Class H	13,132	22
	Chinalin Securities Co. Ltd. Class A	10,400	22
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	10,900	22
	Hainan Haide Capital Management Co. Ltd. Class A	25,389	22
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	22
	Sineng Electric Co. Ltd. Class A	4,644	22
	Rianlon Corp. Class A	5,125	22
	Zhongmin Energy Co. Ltd. Class A	31,200	22
	Solareast Holdings Co. Ltd. Class A	14,200	22
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	22
	Castech Inc. Class A	4,500	22
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	22
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	21
	Northeast Securities Co. Ltd. Class A	19,200	21
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	21
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	21
*	Sinochem International Corp. Class A	40,100	21
	Greattown Holdings Ltd. Class A	42,300	21
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	6,160	21
	Shandong Linglong Tyre Co. Ltd. Class A	8,700	21
	Laobaixing Pharmacy Chain JSC Class A	9,826	21
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	19,200	21
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	21
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	21

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Enterprise Co. Ltd. Class A	55,401	21
	Xinhuanet Co. Ltd. Class A	5,900	21
	China CAMC Engineering Co. Ltd. Class A	17,200	21
	Amoy Diagnostics Co. Ltd. Class A	6,420	21
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	10,600	21
	Eastern Communications Co. Ltd. Class A	13,600	21
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	21
	Shanghai Chinafortune Co. Ltd. Class A	10,600	21
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	21
	Xiamen Xiangyu Co. Ltd. Class A	26,100	21
	Yankershop Food Co. Ltd. Class A	2,730	21
	Wondershare Technology Group Co. Ltd. Class A	2,237	21
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	7,280	21
	GCL Energy Technology Co. Ltd. Class A	19,800	21
	Hangzhou Lion Microelectronics Co. Ltd. Class A	6,000	21
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	21
	iRay Group Class A	1,369	21
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	11,600	21
	Innovation New Material Technology Co. Ltd. Class A	40,700	21
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	21
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	21
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	941	21
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	21
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	21
	Servyou Software Group Co. Ltd. Class A	3,600	21
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	21
	FESCO Group Co. Ltd. Class A	7,800	21
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	20
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	20
	Suofeiya Home Collection Co. Ltd. Class A	8,600	20
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	20
	China Meheco Group Co. Ltd. Class A	13,800	20
	Shanghai AtHub Co. Ltd. Class A	4,368	20
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	20
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	20
	Zhejiang Medicine Co. Ltd. Class A	9,000	20
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	20
	Shengda Resources Co. Ltd. Class A	11,100	20
	Anhui Heli Co. Ltd. Class A	7,000	20
	Shanghai Pret Composites Co. Ltd. Class A	13,700	20
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	20
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	20
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	20
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	20
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	20
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	20
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	20
	Tibet Mineral Development Co. Ltd. Class A	6,700	20
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	20
	Dazhong Mining Co. Ltd.	17,100	20
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	20
*	Shenyang Jinbei Automotive Co. Ltd. Class A	23,000	20
	NYOCOR Co. Ltd. Class A	24,700	20
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	20
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	20
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	20
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	20
	Insigma Technology Co. Ltd. Class A	15,600	20
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	19
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	19
	Fujian Sunner Development Co. Ltd. Class A	10,000	19
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	19
	Anhui Xinhua Media Co. Ltd. Class A	20,002	19
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,400	19
*,2	Red Star Macalline Group Corp. Ltd. Class H	93,800	19
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	19
	Norinco International Cooperation Ltd. Class A	11,800	19
	Sinocare Inc. Class A	5,700	19
*	Sunstone Development Co. Ltd. Class A	8,200	19
	Sai Micro Electronics Inc. Class A	7,600	19

ESG International Stock ETF
		Shares	Market Value• ($000)
	Longshine Technology Group Co. Ltd. Class A	10,300	19
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	19
	China Meidong Auto Holdings Ltd.	72,000	19
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	19
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	19
*	Beiqi Foton Motor Co. Ltd. Class A	57,600	19
*	Minmetals Development Co. Ltd. Class A	17,300	19
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	19
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	19
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	19
	Risen Energy Co. Ltd. Class A	11,800	19
*	YaGuang Technology Group Co. Ltd. Class A	24,200	19
	Three's Co. Media Group Co. Ltd. Class A	4,663	19
	Jinko Power Technology Co. Ltd. Class A	50,100	19
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	19
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	19
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	19
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	26,000	19
	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	19
	ZhongYeDa Electric Co. Ltd. Class A	15,600	19
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	19
	Giantec Semiconductor Corp. Class A	1,729	19
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	19
	Huaming Power Equipment Co. Ltd. Class A	8,700	19
	Advanced Fiber Resources Zhuhai Ltd. Class A	2,900	19
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	19
	Ningbo Cixing Co. Ltd. Class A	13,600	19
	Shanghai Highly Group Co. Ltd. Class A	12,300	19
	Henan Lingrui Pharmaceutical Co. Class A	6,800	19
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	20,800	18
	Guangdong Tapai Group Co. Ltd. Class A	17,800	18
*	China Fortune Land Development Co. Ltd. Class A	48,900	18
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	18
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	18
	Sonoscape Medical Corp. Class A	4,400	18
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	18
	Zhewen Interactive Group Co. Ltd. Class A	15,700	18
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	18
*	Kunming Yunnei Power Co. Ltd. Class A	38,600	18
	Edifier Technology Co. Ltd. Class A	8,600	18
	Intco Medical Technology Co. Ltd. Class A	5,300	18
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	18
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	18
*	INKON Life Technology Co. Ltd. Class A	12,700	18
*	Xian International Medical Investment Co. Ltd. Class A	21,700	18
	Anker Innovations Technology Co. Ltd. Class A	1,170	18
	Jade Bird Fire Co. Ltd. Class A	10,690	18
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	18
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	14,448	18
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	18
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	18
	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	18
	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	18
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	18
*,2	Arrail Group Ltd.	49,000	18
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	18
	Focus Technology Co. Ltd. Class A	3,200	18
	Digiwin Co. Ltd.	3,800	18
	Sichuan Injet Electric Co. Ltd. Class A	2,700	18
*	CETC Chips Technology Inc. Class A	10,200	18
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	18
	Beijing Balance Medical Technology Co. Ltd. Class A	1,086	18
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	18
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,100	18
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	18
	Beijing BDStar Navigation Co. Ltd. Class A	4,600	17
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	17
	Hesteel Co. Ltd. Class A	56,500	17
*	Bank of Zhengzhou Co. Ltd. Class A	63,900	17
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guangzhou Baiyun International Airport Co. Ltd. Class A	13,900	17
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	17
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	17
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	17
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	17
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	17
	China Bester Group Telecom Co. Ltd. Class A	4,800	17
	Bright Real Estate Group Co. Ltd. Class A	39,200	17
	CSG Holding Co. Ltd. Class A	24,600	17
	YanTai Shuangta Food Co. Ltd. Class A	24,500	17
	Porton Pharma Solutions Ltd. Class A	7,300	17
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	17
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	17
	Triumph Science & Technology Co. Ltd. Class A	9,500	17
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	17
*	CanSino Biologics Inc. Class A	1,981	17
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	17
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	17
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	17
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	17
	Wuxi NCE Power Co. Ltd. Class A	3,724	17
	Beyondsoft Corp. Class A	8,800	17
	PNC Process Systems Co. Ltd. Class A	4,320	17
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	29,100	17
	Caida Securities Co. Ltd. Class A	18,700	17
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	17
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	17
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	17
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	17
	XGD Inc. Class A	6,000	17
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	17
	Fujian Kuncai Material Technology Co. Ltd. Class A	6,440	17
	Mesnac Co. Ltd. Class A	14,000	17
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	17
	Shanghai Baolong Automotive Corp. Class A	2,600	17
*	Sino-Ocean Group Holding Ltd.	455,500	16
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	16
	Topsec Technologies Group Inc. Class A	13,800	16
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	16
	Aisino Corp. Class A	12,400	16
	Shenzhen Desay Battery Technology Co. Class A	4,680	16
*	Financial Street Holdings Co. Ltd. Class A	37,300	16
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	16
*	Tangrenshen Group Co. Ltd. Class A	24,600	16
*	Cinda Real Estate Co. Ltd. Class A	23,500	16
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	16
*	Wutong Holding Group Co. Ltd. Class A	21,600	16
	Sichuan EM Technology Co. Ltd. Class A	12,900	16
	New Guomai Digital Culture Co. Ltd. Class A	9,100	16
*	Client Service International Inc. Class A	6,250	16
	Chengxin Lithium Group Co. Ltd. Class A	8,700	16
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	16
*,1	CMGE Technology Group Ltd.	218,000	16
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	16
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	16
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	16
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	16
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	16
	Hoymiles Power Electronics Inc. Class A	1,085	16
	Southern Publishing & Media Co. Ltd. Class A	7,800	16
*	Lecron Industrial Development Group Co. Ltd. Class A	17,600	16
	Dongfang Electronics Co. Ltd. Class A	12,000	16
	CIMC Vehicles Group Co. Ltd. Class A	13,600	16
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	16
	Hymson Laser Technology Group Co. Ltd. Class A	3,360	16
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	16
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	16
	Jiangzhong Pharmaceutical Co. Ltd. Class A	5,500	16
	CIG Shanghai Co. Ltd. Class A	3,000	16
	Hainan Expressway Co. Ltd. Class A	15,900	16

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	10,700	16
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	16
	Toread Holdings Group Co. Ltd. Class A	14,500	16
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	16
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	16
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	2,216	16
	Mehow Innovative Ltd. Class A	4,100	16
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	16
*	Remegen Co. Ltd. Class A	3,632	16
	Fujian Star-net Communication Co. Ltd. Class A	5,100	15
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	15
	Keda Industrial Group Co. Ltd. Class A	13,500	15
	Dashang Co. Ltd. Class A	4,510	15
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	15
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	15
*	China Union Holdings Ltd. Class A	24,600	15
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	15
	KPC Pharmaceuticals Inc. Class A	6,400	15
*	Gree Real Estate Co. Ltd. Class A	19,500	15
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	15
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	15
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	15
*	Beijing Tongtech Co. Ltd. Class A	6,605	15
	Sanquan Food Co. Ltd. Class A	9,630	15
	China Publishing & Media Co. Ltd. Class A	16,700	15
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	15
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	15
*	Yueyang Forest & Paper Co. Ltd. Class A	23,300	15
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	15
	Huadian Heavy Industries Co. Ltd. Class A	16,700	15
	China Kepei Education Group Ltd.	88,000	15
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	15
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	30,400	15
	Streamax Technology Co. Ltd. Class A	2,200	15
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	15
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	15
*	KBC Corp. Ltd. Class A	3,722	15
	Guizhou Chanhen Chemical Corp. Class A	4,900	15
	Sino Biological Inc. Class A	1,700	15
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	15
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	15
	Guizhou Zhenhua E-chem Inc. Class A	8,631	15
*	Dosilicon Co. Ltd. Class A	3,679	15
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	15
	Hualan Biological Vaccine Inc. Class A	6,300	15
	Jinhong Gas Co. Ltd. Class A	5,923	15
*	C*Core Technology Co. Ltd. Class A	3,891	15
	China Railway Construction Heavy Industry Corp. Ltd. Class A	25,620	15
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	15
	Sinomach Automobile Co. Ltd. Class A	16,900	15
	Yuanjie Semiconductor Technology Co. Ltd. Class A	821	15
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	15
*	Bio-Thera Solutions Ltd. Class A	4,984	15
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	15
*	Duolun Technology Corp. Ltd. Class A	12,100	15
	Explosive Co. Ltd. Class A	9,900	15
*	China South City Holdings Ltd.	682,000	14
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	14
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	14
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	14
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	14
	NanJi E-Commerce Co. Ltd. Class A	23,700	14
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	26,100	14
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	14
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	13,400	14
*	Sun Create Electronics Co. Ltd. Class A	4,600	14
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	14
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	14
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	10,100	14
*	Tibet Tianlu Co. Ltd. Class A	14,800	14

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	14
*	263 Network Communications Co. Ltd. Class A	17,400	14
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	14
	Black Peony Group Co. Ltd. Class A	19,800	14
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	14
*	COFCO Biotechnology Co. Ltd. Class A	19,000	14
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	14
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	14
	Shenzhen Leaguer Co. Ltd. Class A	12,000	14
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	14
	Wuxi Boton Technology Co. Ltd. Class A	2,600	14
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	14
	Archermind Technology Nanjing Co. Ltd. Class A	2,080	14
	Pylon Technologies Co. Ltd. Class A	2,415	14
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	14
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	14
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	14
	BMC Medical Co. Ltd. Class A	1,680	14
	China Southern Power Grid Energy Storage Co. Ltd. Class A	10,300	14
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	14
	Appotronics Corp. Ltd. Class A	5,638	14
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	14
	ApicHope Pharmaceutical Group Co. Ltd.	5,000	14
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	14
	TDG Holdings Co. Ltd. Class A	13,600	14
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	14
	Nanjing Cosmos Chemical Co. Ltd. Class A	4,200	14
	Hongrun Construction Group Co. Ltd. Class A	18,800	14
	Tianneng Battery Group Co. Ltd. Class A	3,458	14
	ABA Chemicals Corp. Class A	15,400	14
	Yechiu Metal Recycling China Ltd. Class A	41,800	14
	Chongqing Port Co. Ltd. Class A	20,200	14
	Linktel Technologies Co. Ltd. Class A	1,400	14
	Center International Group Co. Ltd. Class A	10,700	14
*	Guoguang Electric Co. Ltd. Class A	5,900	14
	Qiming Information Technology Co. Ltd. Class A	5,100	14
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	14
*	CICT Mobile Communication Technology Co. Ltd. Class A	17,154	14
	Guomai Technologies Inc. Class A	11,900	13
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	13
	Daan Gene Co. Ltd. Class A	14,600	13
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	13
	Wushang Group Co. Ltd. Class A	10,850	13
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	13
	Hengdian Entertainment Co. Ltd. Class A	7,000	13
	Bank of Qingdao Co. Ltd. Class A	23,300	13
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	13
	Shanying International Holding Co. Ltd. Class A	55,000	13
	BTG Hotels Group Co. Ltd. Class A	7,100	13
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	13
	Shanghai M&G Stationery Inc. Class A	3,500	13
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	13
	Suning Universal Co. Ltd. Class A	43,100	13
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	13
	Xiamen Kingdomway Group Co. Class A	6,600	13
*	Kingsignal Technology Co. Ltd. Class A	9,500	13
	Skyworth Digital Co. Ltd. Class A	6,900	13
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	13
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	13
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	13
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	13
	Hongta Securities Co. Ltd. Class A	12,000	13
	Shanghai SMI Holding Co. Ltd. Class A	20,900	13
	Neusoft Corp. Class A	8,600	13
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	13
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	13
	Aotecar New Energy Technology Co. Ltd. Class A	30,000	13
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	8,500	13
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	13
	Guangdong Goworld Co. Ltd. Class A	8,900	13

ESG International Stock ETF
		Shares	Market Value• ($000)
	Baowu Magnesium Technology Co. Ltd. Class A	7,420	13
	Hongyuan Green Energy Co. Ltd. Class A	5,600	13
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	13
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	13
	EIT Environmental Development Group Co. Ltd. Class A	5,800	13
	Bestore Co. Ltd. Class A	7,300	13
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	13
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	13
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	13
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	13
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	13
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	1,813	13
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	13
	China Science Publishing & Media Ltd. Class A	4,700	13
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	13
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	13
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	13
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	13
	Bank of Lanzhou Co. Ltd. Class A	41,400	13
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	13
	Shandong Lukang Pharma Class A	10,300	13
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	13
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	13
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	13
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	13
	Semitronix Corp. Class A	1,700	13
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	13
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	13
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	13
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	13
	Stanley Agricultural Group Co. Ltd. Class A	13,300	13
*	Sinodata Co. Ltd. Class A	4,800	13
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	13
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	13
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	13
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	1,679	13
*	Shenzhen Mason Technologies Co. Ltd. Class A	6,560	13
	Youzu Interactive Co. Ltd. Class A	9,200	12
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	12
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	12
	Vatti Corp. Ltd. Class A	11,700	12
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	12
[2]	Midea Real Estate Holding Ltd.	30,600	12
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	12
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	12
	Hongli Zhihui Group Co. Ltd. Class A	12,800	12
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	12
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	12
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	12
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	12
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	12
	Tongyu Communication Inc. Class A	5,980	12
	Jiaze Renewables Co. Ltd.	25,800	12
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	12
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	12
	Ningbo Yunsheng Co. Ltd. Class A	10,100	12
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	12
	Cangzhou Dahua Co. Ltd. Class A	7,900	12
*,1	LVGEM China Real Estate Investment Co. Ltd.	164,000	12
	Jiangsu Etern Co. Ltd. Class A	15,800	12
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	31,400	12
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	12
	Gansu Yasheng Industrial Group Co. Ltd. Class A	30,100	12
	State Grid Yingda Co. Ltd. Class A	17,200	12
	Fujian Expressway Development Co. Ltd. Class A	22,000	12
	China Television Media Ltd. Class A	5,400	12
*	Offcn Education Technology Co. Ltd. Class A	26,200	12
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	6,600	12
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	12
	Era Co. Ltd. Class A	18,600	12

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	12
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	12
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	12
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	2,200	12
	Moon Environment Technology Co. Ltd. Class A	6,600	12
	Windey Energy Technology Group Co. Ltd. Class A	7,150	12
	Sansure Biotech Inc. Class A	4,179	12
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	12
	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	12
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	12
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	12
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	12
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	12
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	12
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	1,600	12
	Fujian Apex Software Co. Ltd. Class A	2,400	12
*	Pengxin International Mining Co. Ltd. Class A	27,900	12
	Hengbao Co. Ltd. Class A	13,500	12
	Huludao Zinc Industry Co. Class A	32,100	12
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	12
	HBIS Resources Co. Ltd. Class A	6,200	12
	Shenzhen Airport Co. Ltd. Class A	11,600	11
	Guocheng Mining Co. Ltd. Class A	7,100	11
	PCI Technology Group Co. Ltd. Class A	14,900	11
	Tianjin Port Co. Ltd. Class A	17,000	11
	Bluestar Adisseo Co. Class A	7,400	11
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	11
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	11
	Sichuan Haite High-tech Co. Ltd. Class A	7,900	11
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	11
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	11
	ORG Technology Co. Ltd. Class A	16,700	11
	Shunfa Hengneng Corp. Class A	26,200	11
*	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	11
	Goldcard Smart Group Co. Ltd. Class A	6,000	11
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	11
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	11
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	11
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	11
	Orient International Enterprise Ltd. Class A	12,000	11
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	11
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	11
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	11
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	11
	CITIC Press Corp. Class A	2,400	11
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	11
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	11
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	11
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	11
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	11
	GoodWe Technologies Co. Ltd. Class A	1,999	11
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	11
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	11
	Yunnan Energy Investment Co. Ltd. Class A	7,100	11
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	11
	Kuangda Technology Group Co. Ltd. Class A	16,800	11
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	11
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	11
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	11
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	11
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	11
*	Phenix Optical Co. Ltd. Class A	3,900	11
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	12,600	11
	Arctech Solar Holding Co. Ltd. Class A	1,325	11
*	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	11
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	11
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	11
*	Anyang Iron & Steel Inc. Class A	40,900	11

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Hanwang Technology Co. Ltd. Class A	3,500	11
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	11
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	11
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	11
	Emei Shan Tourism Co. Ltd. Class A	6,400	11
*	Hunan New Wellful Co. Ltd. Class A	12,900	11
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	11
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	13,000	10
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	10
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	10
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	10
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
	YUNDA Holding Group Co. Ltd. Class A	9,800	10
	Qinhuangdao Port Co. Ltd. Class A	23,500	10
*	5I5J Holding Group Co. Ltd. Class A	20,800	10
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	10
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	10
*	Focused Photonics Hangzhou Inc. Class A	4,200	10
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	10
	China Wuyi Co. Ltd. Class A	28,200	10
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	10
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	10
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	5,100	10
	Unilumin Group Co. Ltd. Class A	9,400	10
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	10
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	10
	Jiangsu Linyang Energy Co. Ltd. Class A	10,500	10
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	10
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	10
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	10
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	10
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	10
	Time Publishing & Media Co. Ltd. Class A	9,100	10
	Changshu Fengfan Power Equipment Co. Ltd. Class A	16,400	10
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	10
	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	10
	Tianjin Teda Co. Ltd. Class A	17,600	10
	Bank of Suzhou Co. Ltd. Class A	10,100	10
	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	10
*	China Express Airlines Co. Ltd. Class A	9,600	10
	Zhende Medical Co. Ltd. Class A	3,500	10
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	10
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	10
	China International Capital Corp. Ltd. Class A	2,000	10
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,607	10
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	10
*	Fujian Snowman Group Co. Ltd. Class A	9,600	10
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	10
*	Nuode New Materials Co. Ltd. Class A	17,200	10
	Marssenger Kitchenware Co. Ltd. Class A	4,800	10
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	10
	JS Corrugating Machinery Co. Ltd. Class A	5,100	10
	Guangdong Construction Engineering Group Co. Ltd. Class A	21,400	10
	Central China Land Media Co. Ltd. Class A	6,500	10
	Guobang Pharma Ltd. Class A	3,800	10
*	Zhejiang Tony Electronic Co. Ltd. Class A	3,300	10
*	JinJian Cereals Industry Co. Ltd. Class A	11,300	10
	Huangshan Novel Co. Ltd. Class A	7,200	10
*	Foshan Yowant Technology Co. Ltd. Class A	11,000	10
	Jiangsu General Science Technology Co. Ltd. Class A	13,800	10
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	10
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	10
	Qingdao Citymedia Co. Ltd. Class A	9,900	10
*	Hainan Haiyao Co. Ltd. Class A	14,300	10
	Beijing SuperMap Software Co. Ltd. Class A	4,000	9
	IReader Technology Co. Ltd. Class A	3,155	9
	Sumavision Technologies Co. Ltd. Class A	11,000	9
	China West Construction Group Co. Ltd. Class A	10,000	9
	Goldenmax International Group Ltd. Class A	7,000	9
	Rongan Property Co. Ltd. Class A	33,000	9

ESG International Stock ETF
		Shares	Market Value• ($000)
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	9
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	9
	Shinva Medical Instrument Co. Ltd. Class A	3,900	9
	Fangda Special Steel Technology Co. Ltd. Class A	15,200	9
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	9
	Canny Elevator Co. Ltd. Class A	9,500	9
	Xinjiang Joinworld Co. Ltd. Class A	9,200	9
	Bros Eastern Co. Ltd. Class A	12,800	9
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	9
*	Orient Group Inc. Class A	32,200	9
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	9
	Jingjin Equipment Inc. Class A	3,760	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Wencan Group Co. Ltd. Class A	2,800	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
	Hubei Century Network Technology Co. Ltd. Class A	5,200	9
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	2,240	9
	Guizhou Tyre Co. Ltd. Class A	14,300	9
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	9
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	9
	Joyoung Co. Ltd. Class A	5,800	8
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	8
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	8
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	8
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	8
	C&S Paper Co. Ltd. Class A	9,200	8
	Beijing North Star Co. Ltd. Class A	31,900	8
	Hunan Aihua Group Co. Ltd. Class A	3,800	8
*	Beijing VRV Software Corp. Ltd. Class A	10,400	8
	Dian Diagnostics Group Co. Ltd. Class A	3,665	8
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	8
*	Lier Chemical Co. Ltd. Class A	6,800	8
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	8
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	8
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	7,900	8
	Bafang Electric Suzhou Co. Ltd. Class A	2,352	8
	Three Squirrels Inc. Class A	2,000	8
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	8
	Zhongtai Securities Co. Ltd. Class A	9,800	8
	Shenzhen Click Technology Co. Ltd. Class A	4,400	8
*	Shanghai Medicilon Inc. Class A	1,783	8
	Jinlei Technology Co. Ltd. Class A	2,700	8
	Beijing Relpow Technology Co. Ltd. Class A	4,550	8
	Xilinmen Furniture Co. Ltd. Class A	3,600	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	8
	Zhejiang Chengchang Technology Co. Ltd. Class A	1,820	8
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	6,400	8
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	3,300	8
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	8
	Xiangyu Medical Co. Ltd. Class A	1,656	8
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	7
	Luoniushan Co. Ltd. Class A	7,800	7
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	7
	Jinneng Science&Technology Co. Ltd. Class A	8,500	7
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	7
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	7
*	Shenzhen Deren Electronic Co. Ltd. Class A	7,900	7
	Ligao Foods Co. Ltd. Class A	1,200	7
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	7
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
*	Triumph New Energy Co. Ltd. Class A	5,200	7
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	7
	Qingdao Gaoce Technology Co. Ltd. Class A	4,577	7
	Cybrid Technologies Inc. Class A	5,100	7
	Guotai Epoint Software Co. Ltd. Class A	1,456	7
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	7
*	Dongjiang Environmental Co. Ltd. Class A	11,300	6
	Renhe Pharmacy Co. Ltd. Class A	8,300	6

ESG International Stock ETF
		Shares	Market Value• ($000)
	Digital China Information Service Group Co. Ltd. Class A	3,500	6
	Shandong Xiantan Co. Ltd. Class A	7,300	6
	Beijing Sifang Automation Co. Ltd. Class A	2,650	6
	Bear Electric Appliance Co. Ltd. Class A	1,100	6
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	6
*	CCCG Real Estate Corp. Ltd. Class A	5,900	6
*,3	Beijing Sinohytec Co. Ltd. Class A	1,911	6
	Shenzhen Hello Tech Energy Co. Ltd. Class A	615	6
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	6
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	6
*	Suzhou Everbright Photonics Co. Ltd. Class A	776	6
	Baoxiniao Holding Co. Ltd. Class A	10,800	6
	Chengzhi Co. Ltd. Class A	4,900	5
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	5
	Lancy Co. Ltd. Class A	2,300	5
	Truking Technology Ltd. Class A	4,900	5
*	Piesat Information Technology Co. Ltd. Class A	1,895	5
*	Primarius Technologies Co. Ltd. Class A	1,920	5
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	5
*,3	China Grand Automotive Services Group Co. Ltd.	47,600	5
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	5
	Beijing North Star Co. Ltd. Class H	44,000	4
*	ADAMA Ltd. Class A	5,000	4
	Shenma Industry Co. Ltd. Class A	3,450	4
*	Jin Medical International Ltd.	6,360	4
	Maccura Biotechnology Co. Ltd. Class A	1,500	3
	Shandong Head Group Co. Ltd. Class A	2,000	3
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	3
	CTS International Logistics Corp. Ltd. Class A	2,005	2
*,3	Blivex Energy Technology Co. Ltd.	49,300	1
*,3	Yango Group Co. Ltd. Class A	15,800	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
			340,536
Colombia (0.0%)
	Cementos Argos SA	101,986	246
	Bancolombia SA ADR	4,699	196
			442
Czech Republic (0.0%)
	Komercni Banka A/S	14,587	630
[2]	Moneta Money Bank A/S	66,081	371
			1,001
Denmark (2.1%)
	Novo Nordisk A/S Class B	540,382	49,022
	DSV A/S	33,297	6,692
	Danske Bank A/S	110,205	3,707
	Novonesis (Novozymes) B	59,843	3,622
*	Genmab A/S	11,110	2,504
*	Vestas Wind Systems A/S	174,499	2,458
	Pandora A/S	13,787	2,435
	Coloplast A/S Class B	21,621	2,303
	AP Moller - Maersk A/S Class B	900	1,583
	Tryg A/S	57,157	1,250
*	Zealand Pharma A/S	11,535	1,070
*	Ringkjoebing Landbobank A/S	4,727	794
	Jyske Bank A/S (Registered)	7,895	639
*	NKT A/S	9,319	637
*	Demant A/S	16,977	611
	Ambu A/S Class B	32,712	602
	Sydbank A/S	9,704	598
	ROCKWOOL A/S Class B	1,472	582
	AP Moller - Maersk A/S Class A	307	533
*	ALK-Abello A/S Class B	23,135	495
*	GN Store Nord A/S	23,039	409
	Alm Brand A/S	157,295	354
	Spar Nord Bank A/S	11,666	340
*,2	Netcompany Group A/S	6,967	286
*	Bavarian Nordic A/S	11,716	273

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chemometec A/S	2,822	229
	H Lundbeck A/S	38,008	212
	TORM plc Class A	8,611	154
	Schouw & Co. A/S	1,629	132
	D/S Norden A/S	3,954	104
*	NTG Nordic Transport Group A/S	2,484	86
	Dfds A/S	5,508	79
	H Lundbeck A/S Class A	15,796	70
*	Svitzer Group A/S	1,887	55
			84,920
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	428,195	640
*	EFG Holding S.A.E.	224,472	115
	Telecom Egypt Co.	67,366	51
			806
Finland (0.7%)
	Nordea Bank Abp	578,514	7,615
	Nokia OYJ	889,975	4,276
	Sampo OYJ Class A	423,110	3,715
	Kone OYJ Class B	56,692	3,200
	UPM-Kymmene OYJ	90,064	2,617
	Elisa OYJ	25,828	1,189
	Stora Enso OYJ	105,397	1,133
	Orion OYJ Class B	18,326	1,031
	Kesko OYJ Class B	48,399	917
	Valmet OYJ	29,444	828
	Huhtamaki OYJ	16,022	596
	Mandatum OYJ	80,076	453
	Kemira OYJ	18,636	411
	TietoEVRY OYJ	18,255	343
*	QT Group OYJ	3,414	294
*	Kojamo OYJ	27,087	260
	Nokian Renkaat OYJ	22,781	148
[2]	Terveystalo OYJ	12,303	146
	Tokmanni Group Corp.	6,631	95
	Revenio Group OYJ	3,330	89
	Sanoma OYJ	9,386	83
*	YIT OYJ	25,851	61
*	Finnair OYJ	12,264	45
	Citycon OYJ	10,816	35
	F-Secure OYJ	15,991	27
*,3	Ahlstrom-Munksjo OYJ	884	16
			29,623
France (4.0%)
	Sanofi SA	189,973	20,756
	Hermes International SCA	5,849	16,696
	EssilorLuxottica SA	52,675	15,772
	BNP Paribas SA	173,227	13,128
	AXA SA	293,719	11,484
	L'Oreal SA Loyalty Shares	27,027	9,937
	Danone SA	107,163	7,648
	Societe Generale SA	124,899	5,116
	Legrand SA	43,990	4,850
	L'Oreal SA	12,849	4,724
	Cie Generale des Etablissements Michelin SCA	119,658	4,253
	Orange SA	327,646	3,926
	Publicis Groupe SA	39,451	3,918
	Kering SA	12,489	3,499
	Credit Agricole SA	174,398	2,908
	STMicroelectronics NV	113,031	2,832
	Accor SA	39,073	1,957
	Renault SA	33,113	1,721
	Unibail-Rodamco-Westfield	18,221	1,544
	Edenred SE	42,970	1,368
*	Alstom SA	60,253	1,323
	Carrefour SA	89,866	1,193
	Klepierre SA	37,133	1,180
	Eurofins Scientific SE	22,644	1,138

ESG International Stock ETF
		Shares	Market Value• ($000)
	Rexel SA	39,088	1,062
	Getlink SE	62,880	1,043
	Teleperformance SE	9,900	953
	Sartorius Stedim Biotech	4,409	918
	Gecina SA	9,635	903
	Arkema SA	10,573	870
	BioMerieux	7,227	864
	SCOR SE	29,429	796
	Ipsen SA	6,016	698
[2]	Amundi SA	9,375	674
	Elis SA	31,367	640
	Aeroports de Paris SA	5,619	576
	Covivio SA	10,167	554
[2]	Neoen SA	12,649	522
	Wendel SE	5,093	512
	Eurazeo SE Loyalty Shares	5,773	457
	Rubis SCA	15,289	423
	Valeo SE	39,020	410
	Sopra Steria Group	2,529	402
	Sodexo SA Loyalty Shares	5,165	397
	Vivendi SE	111,821	339
	Pluxee NV	14,637	329
[2]	Verallia SA	11,107	311
	IPSOS SA	5,854	292
	SEB SA	3,202	283
	SES SA Class A ADR	64,394	281
	Sodexo SA Loyalty Shares 2025	3,622	278
*,2	Worldline SA	41,926	269
	Sodexo SA	3,492	268
	Coface SA	15,286	262
*	SOITEC	4,324	262
[1]	VusionGroup	1,190	255
	Virbac SACA	730	231
	Societe BIC SA	3,675	225
*	ID Logistics Group SACA	507	218
	Forvia SE (XPAR)	23,875	210
*	Ubisoft Entertainment SA	16,514	209
	Eurazeo SE (XPAR)	2,626	208
[2]	Ayvens SA	24,442	205
	Imerys SA	5,907	192
	Trigano SA	1,372	191
	Mercialys SA	17,147	190
*,1	Air France-KLM	20,246	185
*	JCDecaux SE	11,690	177
	Carmila SA	9,860	177
	Interparfums SA	3,488	162
	Sodexo SA Loyalty Shares 2026	2,080	160
	Metropole Television SA	11,219	150
	Argan SA	2,077	137
	ICADE	5,305	124
	Television Francaise 1 SA	13,973	116
	SEB SA (XPAR)	1,189	105
	Opmobility	9,613	103
	Altarea SCA	908	99
	Vicat SACA	2,039	97
	Peugeot Invest SA	1,125	87
	Derichebourg SA	15,041	85
	Eramet SA	1,506	82
	Quadient SA	4,604	82
	Wavestone	1,589	81
*	Nexity SA	6,817	75
*,1	Valneva SE	20,809	72
*,1	Voltalia SA (Registered)	7,203	62
	Beneteau SACA	5,186	55
*,2	Elior Group SA	18,272	49
	Antin Infrastructure Partners SA	4,064	48
	Fnac Darty SA	1,500	47
	Manitou BF SA	1,738	41
*,2	X-Fab Silicon Foundries SE	8,193	39
*,1	Eutelsat Communications SACA	26,152	33

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Eurazeo SA	422	33
	GL Events SACA	1,659	32
	Vetoquinol SA	364	27
	LISI SA Loyalty Shares 2026	928	26
	Equasens	641	25
	Forvia SE (MTAA)	2,833	25
*,2	Aramis Group SAS	2,503	21
	LISI SA	659	18
*	LISI SA Loyalty Shares	611	17
	Boiron SA	428	11
[1]	Exclusive Networks SA	473	9
*	OVH Groupe SAS	754	6
			165,033
Germany (5.3%)
	SAP SE	191,367	53,105
	Allianz SE (Registered)	67,438	23,096
	Deutsche Telekom AG (Registered)	580,185	20,937
	Mercedes-Benz Group AG	144,678	8,998
	Infineon Technologies AG	224,664	8,333
	Deutsche Boerse AG	31,930	8,328
	adidas AG	30,191	7,717
	Deutsche Bank AG (Registered)	333,981	7,206
	Deutsche Post AG	170,930	6,683
	Bayerische Motoren Werke AG	51,439	4,472
	Bayer AG (Registered)	171,220	4,046
	Daimler Truck Holding AG	90,836	3,988
	Vonovia SE	121,832	3,774
[1]	Commerzbank AG	161,336	3,468
	Merck KGaA	22,421	3,184
[2]	Siemens Healthineers AG	52,818	2,952
*	Fresenius SE & Co. KGaA	71,768	2,869
	Hannover Rueck SE	10,444	2,777
	Beiersdorf AG	17,295	2,374
	Symrise AG Class A	22,783	2,292
	Henkel AG & Co. KGaA	23,795	1,817
*	Covestro AG (XETR)	28,898	1,779
	GEA Group AG	29,754	1,726
	Fresenius Medical Care AG	35,445	1,719
	Brenntag SE	23,054	1,524
*	QIAGEN NV	37,134	1,422
*,2	Zalando SE	38,303	1,380
	Continental AG	18,993	1,363
[2]	Scout24 SE	13,056	1,277
	Nemetschek SE	9,472	1,111
*,2	Delivery Hero SE Class A	36,066	1,031
	Knorr-Bremse AG	11,295	980
	Talanx AG	10,216	930
	Evonik Industries AG	42,510	845
	Deutsche Lufthansa AG (Registered)	109,620	785
	Freenet AG	23,615	767
	Rational AG	830	749
*	TUI AG	78,519	572
	Puma SE	18,276	547
	Bechtle AG	15,232	521
	Gerresheimer AG	6,075	512
*,2	Auto1 Group SE	20,730	501
	KION Group AG	11,865	479
*,1	Aurubis AG	5,482	476
	LANXESS AG	15,133	451
	K+S AG (Registered)	31,916	440
[1]	Carl Zeiss Meditec AG	6,268	391
	HUGO BOSS AG	8,493	388
*	TAG Immobilien AG	24,916	365
*,2	Redcare Pharmacy NV	2,724	333
	Stroeer SE & Co. KGaA	6,007	331
*	HelloFresh SE	26,996	331
	Krones AG	2,409	328
*	Aroundtown SA	114,059	327
	FUCHS SE	8,824	326

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Fraport AG Frankfurt Airport Services Worldwide	5,636	324
*	Nordex SE	21,861	297
[2]	DWS Group GmbH & Co. KGaA	6,117	294
*,2	TeamViewer SE	23,522	292
	flatexDEGIRO AG	14,550	286
	United Internet AG (Registered)	14,309	260
	AIXTRON SE	19,337	246
	RTL Group SA	7,385	245
*	Evotec SE	27,421	235
	Fielmann Group AG	5,351	229
	Duerr AG	8,588	226
	Wacker Chemie AG	3,009	215
	Jenoptik AG	9,233	215
	Deutsche Wohnen SE	8,077	204
*,2	Covestro AG	3,211	194
	Hornbach Holding AG & Co. KGaA	2,282	188
	Atoss Software SE	1,474	180
*	METRO AG	31,118	173
*	Schaeffler AG	34,217	171
	Kontron AG	7,644	167
[2]	Befesa SA	6,754	159
	ProSiebenSat.1 Media SE	25,371	155
	CANCOM SE	5,848	153
	Siltronic AG	3,175	151
	Eckert & Ziegler SE	2,398	144
*	Hypoport SE	693	143
	Schott Pharma AG & Co. KGaA	5,527	140
*	Grand City Properties SA	12,215	139
	Suedzucker AG	12,081	136
	Stabilus SE	4,470	134
[1]	PNE AG	9,583	131
	Sixt SE	1,407	125
*	Nagarro SE	1,415	122
*,2	Deutsche Pfandbriefbank AG	20,674	118
*	IONOS Group SE	4,460	111
	Deutz AG	20,004	108
	Dermapharm Holding SE	2,689	108
	Salzgitter AG	5,062	103
*	CECONOMY AG	31,621	102
	1&1 AG	7,281	98
	Elmos Semiconductor SE	1,318	93
	Pfeiffer Vacuum Technology AG	548	88
	Vossloh AG	1,722	87
	GRENKE AG	4,528	82
	KWS Saat SE & Co. KGaA	1,378	80
	Norma Group SE	5,006	80
	Wacker Neuson SE	3,980	71
	Adtran Networks SE	3,418	71
	Draegerwerk AG & Co. KGaA	1,290	60
*	About You Holding SE	8,364	58
[1]	CompuGroup Medical SE & Co. KGaA	2,402	56
	Wuestenrot & Wuerttembergische AG	4,084	54
	GFT Technologies SE	2,312	48
*	Deutsche Beteiligungs AG	1,809	46
	Sartorius AG	220	43
	Adesso SE	499	43
	Deutsche EuroShop AG	2,227	42
	Energiekontor AG	948	42
	PATRIZIA SE	5,145	41
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	4,389	39
	SMA Solar Technology AG	2,524	38
	Takkt AG	4,126	34
	STRATEC SE	976	28
[1]	Verbio SE	3,048	28
	Secunet Security Networks AG	181	25
*,1	BayWa AG	1,543	13
*	Pentixapharm Holding AG	2,398	10
			218,044

ESG International Stock ETF
		Shares	Market Value• ($000)
Greece (0.1%)
	National Bank of Greece SA	146,179	1,357
	Eurobank Ergasias Services & Holdings SA	441,353	1,151
	Piraeus Financial Holdings SA	171,695	811
	Alpha Services & Holdings SA	384,232	781
	JUMBO SA	18,752	519
	Hellenic Telecommunications Organization SA	30,962	483
	Titan Cement International SA	6,073	253
	Aegean Airlines SA	9,423	106
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	88
	Fourlis Holdings SA	18,266	78
	Sarantis SA	4,643	61
*	LAMDA Development SA	8,606	58
	Holding Co. ADMIE IPTO SA	12,993	38
	Autohellas Tourist & Trading SA	2,922	32
	Ellaktor SA	13,171	31
	Viohalco SA	4,507	27
	Quest Holdings SA	2,608	17
	Terna Energy SA	671	14
*	Ideal Holdings SA	1,340	8
			5,913
Hong Kong (1.4%)
	AIA Group Ltd.	1,890,200	14,514
	Hong Kong Exchanges & Clearing Ltd.	206,600	9,313
	Techtronic Industries Co. Ltd.	246,500	3,450
	Sun Hung Kai Properties Ltd.	249,500	2,348
	BOC Hong Kong Holdings Ltd.	630,500	2,222
	Link REIT	450,020	2,045
	Lenovo Group Ltd.	1,342,000	2,012
	Hang Seng Bank Ltd.	125,700	1,765
[2]	WH Group Ltd.	1,381,592	1,129
	Shenzhou International Group Holdings Ltd.	133,784	980
	MTR Corp. Ltd.	255,500	837
	Hongkong Land Holdings Ltd.	180,900	819
	PRADA SpA	88,600	756
	Wharf Real Estate Investment Co. Ltd.	281,000	732
[2]	ESR Group Ltd.	458,200	717
	AAC Technologies Holdings Inc.	116,500	676
[2]	Samsonite International SA	237,900	660
	Sino Land Co. Ltd.	656,000	657
	Henderson Land Development Co. Ltd.	229,400	628
	Swire Pacific Ltd. Class B	392,500	543
	SITC International Holdings Co. Ltd.	225,000	542
	PCCW Ltd.	814,590	471
	Want Want China Holdings Ltd.	757,000	457
	ASMPT Ltd.	55,200	434
	Swire Properties Ltd.	193,000	383
	Wharf Holdings Ltd.	164,000	382
	Bank of East Asia Ltd.	218,600	322
	Xinyi Glass Holdings Ltd.	308,000	294
	Orient Overseas International Ltd.	22,000	294
	Chow Tai Fook Jewellery Group Ltd.	287,000	277
	Hang Lung Properties Ltd.	328,000	275
	United Laboratories International Holdings Ltd.	162,000	274
[2]	BOC Aviation Ltd.	32,800	253
	Swire Pacific Ltd. Class A	29,500	245
	Yue Yuen Industrial Holdings Ltd.	117,000	240
	Kerry Properties Ltd.	115,500	238
	Hysan Development Co. Ltd.	134,000	231
	Stella International Holdings Ltd.	99,000	220
	Cathay Pacific Airways Ltd.	144,181	191
	Hang Lung Group Ltd.	135,000	187
	Pacific Basin Shipping Ltd.	854,000	173
	VTech Holdings Ltd.	24,700	171
*	MMG Ltd.	571,200	167
	Vitasoy International Holdings Ltd.	138,000	167
*	Vobile Group Ltd.	300,000	158
*	Cowell e Holdings Inc.	39,000	151
	Man Wah Holdings Ltd.	229,200	137

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	CARsgen Therapeutics Holdings Ltd.	66,500	136
	SUNeVision Holdings Ltd.	109,000	124
	Fortune REIT	220,000	119
*,1,2	Everest Medicines Ltd.	18,000	108
	Luk Fook Holdings International Ltd.	55,180	107
	Dah Sing Financial Holdings Ltd.	26,400	103
	DFI Retail Group Holdings Ltd.	44,800	99
	Shangri-La Asia Ltd.	170,000	96
	Nexteer Automotive Group Ltd.	142,000	92
	Johnson Electric Holdings Ltd.	48,500	91
	HKBN Ltd.	125,000	81
*,2	FIT Hon Teng Ltd.	180,000	72
	IGG Inc.	137,000	71
	VSTECS Holdings Ltd.	92,000	70
	Dah Sing Banking Group Ltd.	58,800	67
	Champion REIT	273,000	63
	Guotai Junan International Holdings Ltd.	406,000	58
*,1	Realord Group Holdings Ltd.	64,000	58
	Giordano International Ltd.	300,000	57
	China Travel International Investment Hong Kong Ltd.	412,000	53
	Jinchuan Group International Resources Co. Ltd.	784,000	53
	CITIC Telecom International Holdings Ltd.	169,000	52
	SmarTone Telecommunications Holdings Ltd.	92,000	51
*	Value Partners Group Ltd.	241,000	51
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	41
	Truly International Holdings Ltd.	258,000	39
	Cafe de Coral Holdings Ltd.	40,000	37
	Theme International Holdings Ltd.	770,000	37
*,2	Fosun Tourism Group	36,400	36
	Kerry Logistics Network Ltd.	39,500	34
	Chow Sang Sang Holdings International Ltd.	35,000	30
	Asia Cement China Holdings Corp.	93,000	28
*,2	IMAX China Holding Inc.	24,100	27
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	25
	Texhong International Group Ltd.	49,000	25
	LK Technology Holdings Ltd.	57,500	24
	Singamas Container Holdings Ltd.	216,000	19
*	Hong Kong Technology Venture Co. Ltd.	114,312	18
	Far East Consortium International Ltd.	168,000	18
	K Wah International Holdings Ltd.	77,000	18
	Prosperity REIT	113,000	18
	Sa Sa International Holdings Ltd.	190,000	16
*	Television Broadcasts Ltd.	38,900	15
*	Shun Tak Holdings Ltd.	180,000	14
*	Powerlong Real Estate Holdings Ltd.	218,000	14
*	C-Mer Medical Holdings Ltd.	52,000	12
			56,614
Hungary (0.1%)
	OTP Bank Nyrt.	40,084	2,460
	Richter Gedeon Nyrt.	26,197	730
	Magyar Telekom Telecommunications plc	55,008	225
			3,415
Iceland (0.0%)
[2]	Arion Banki HF	240,114	284
	Islandsbanki HF	195,802	168
	Hagar hf	160,801	117
	Festi hf	46,005	98
	Reitir fasteignafelag hf	123,407	97
*	Kvika banki hf	656,251	94
	Eimskipafelag Islands hf	20,593	67
	Sjova-Almennar Tryggingar hf	152,709	56
	Skagi Hf	319,455	46
	Siminn HF	396,130	40
*	Icelandair Group HF	2,957,458	27
			1,094
India (5.1%)
	HDFC Bank Ltd.	974,429	19,395
	Infosys Ltd.	606,808	11,865

ESG International Stock ETF
		Shares	Market Value• ($000)
	ICICI Bank Ltd.	790,614	10,968
	Bharti Airtel Ltd. (XNSE)	421,744	7,602
	Bajaj Finance Ltd.	48,238	4,728
	Axis Bank Ltd.	395,761	4,620
	Hindustan Unilever Ltd.	152,960	3,834
	Sun Pharmaceutical Industries Ltd.	188,179	3,432
	Kotak Mahindra Bank Ltd.	154,944	3,385
	HCL Technologies Ltd.	182,763	3,308
	Maruti Suzuki India Ltd.	23,798	3,262
*	Zomato Ltd.	1,195,260	3,053
	Titan Co. Ltd.	70,785	2,502
	State Bank of India	308,699	2,443
	UltraTech Cement Ltd.	19,604	2,278
	Power Grid Corp. of India Ltd.	724,693	2,086
	Asian Paints Ltd.	78,517	1,961
	Trent Ltd.	31,442	1,753
	Grasim Industries Ltd.	65,422	1,731
*,2	InterGlobe Aviation Ltd.	31,880	1,639
	Shriram Finance Ltd.	222,835	1,581
	Adani Ports & Special Economic Zone Ltd.	128,006	1,574
	Wipro Ltd.	489,918	1,565
	Nestle India Ltd.	61,372	1,539
	Cipla Ltd.	93,038	1,502
	Max Healthcare Institute Ltd.	128,507	1,442
	Bajaj Finserv Ltd.	65,731	1,413
	Divi's Laboratories Ltd.	22,298	1,398
	Dr Reddy's Laboratories Ltd.	104,225	1,333
	Eicher Motors Ltd.	24,108	1,318
*	Jio Financial Services Ltd.	540,915	1,292
	Tata Consumer Products Ltd.	110,677	1,225
[2]	SBI Life Insurance Co. Ltd.	73,120	1,200
	Apollo Hospitals Enterprise Ltd.	17,254	1,197
	Indian Hotels Co. Ltd. Class A	144,889	1,192
[2]	HDFC Life Insurance Co. Ltd.	170,651	1,192
*	Suzlon Energy Ltd.	2,042,527	1,169
	Cholamandalam Investment & Finance Co. Ltd.	71,566	1,153
	Persistent Systems Ltd.	17,702	1,080
	Britannia Industries Ltd.	20,453	1,077
	TVS Motor Co. Ltd.	41,746	1,066
	Bajaj Auto Ltd.	11,695	1,060
	Info Edge India Ltd.	13,058	1,049
	Dixon Technologies India Ltd.	6,506	1,043
*,2	Avenue Supermarts Ltd.	25,983	1,013
	Varun Beverages Ltd.	202,130	1,010
	Hero MotoCorp Ltd.	22,638	956
	Coforge Ltd.	11,121	943
	Lupin Ltd.	42,748	933
*	PB Fintech Ltd.	54,714	922
*	Indus Towers Ltd.	241,963	900
	REC Ltd.	213,731	890
[2]	ICICI Lombard General Insurance Co. Ltd.	42,095	815
	DLF Ltd.	108,750	795
	Pidilite Industries Ltd.	25,667	781
	SRF Ltd.	24,046	770
	Godrej Consumer Products Ltd.	63,681	734
*	CG Power & Industrial Solutions Ltd.	111,204	732
[2]	HDFC Asset Management Co. Ltd.	17,547	731
	Havells India Ltd.	43,360	707
*	Yes Bank Ltd.	3,483,010	670
	Samvardhana Motherson International Ltd.	489,969	669
	UPL Ltd.	91,508	664
	Colgate-Palmolive India Ltd.	23,085	651
	Embassy Office Parks REIT	155,007	646
	Federal Bank Ltd.	316,003	645
	Bharti Airtel Ltd.	50,024	641
	Ashok Leyland Ltd.	256,975	629
	Torrent Pharmaceuticals Ltd.	18,623	629
	Marico Ltd.	90,961	626
	BSE Ltd.	11,619	620
	Bajaj Holdings & Investment Ltd.	4,659	618

ESG International Stock ETF
		Shares	Market Value• ($000)
	Voltas Ltd.	40,703	616
	Fortis Healthcare Ltd.	83,359	587
[2]	Macrotech Developers Ltd.	44,620	579
	Dabur India Ltd.	102,269	578
	Phoenix Mills Ltd.	32,358	575
*	Aurobindo Pharma Ltd.	44,924	545
	Tube Investments of India Ltd.	18,121	512
*	GMR Airports Ltd.	637,437	510
	Mphasis Ltd.	19,172	497
	Blue Star Ltd.	22,553	497
	Page Industries Ltd.	1,068	496
*	One 97 Communications Ltd.	60,120	495
	PI Industries Ltd.	14,069	486
	Alkem Laboratories Ltd.	9,080	483
	SBI Cards & Payment Services Ltd.	50,001	481
	Bosch Ltd.	1,562	475
*	Max Financial Services Ltd.	41,110	471
*	Adani Green Energy Ltd.	52,656	469
	Muthoot Finance Ltd.	18,838	461
	360 ONE WAM Ltd.	39,711	455
	Zydus Lifesciences Ltd.	45,188	454
	Jubilant Foodworks Ltd.	61,096	439
*	Godrej Properties Ltd.	19,604	437
*	IDFC First Bank Ltd.	646,756	434
[2]	ICICI Prudential Life Insurance Co. Ltd.	68,125	431
	NHPC Ltd.	511,578	430
	Crompton Greaves Consumer Electricals Ltd.	115,927	427
[2]	AU Small Finance Bank Ltd.	65,373	425
	Punjab National Bank	419,588	423
	Supreme Industries Ltd.	11,045	422
*	FSN E-Commerce Ventures Ltd.	231,530	422
	Balkrishna Industries Ltd.	13,815	414
	Bank of Baroda	179,267	406
[2]	Indian Railway Finance Corp. Ltd.	309,670	401
	KPIT Technologies Ltd.	29,114	401
	Coromandel International Ltd.	20,780	397
[2]	Laurus Labs Ltd.	65,427	396
[2]	Sona Blw Precision Forgings Ltd.	69,803	396
	Indian Railway Catering & Tourism Corp. Ltd.	51,254	395
	Rail Vikas Nigam Ltd.	98,989	380
	Tata Elxsi Ltd.	6,024	374
	Glenmark Pharmaceuticals Ltd.	25,438	373
	Patanjali Foods Ltd.	18,118	367
	Kalyan Jewellers India Ltd.	68,297	363
	Oberoi Realty Ltd.	21,139	361
	Prestige Estates Projects Ltd.	27,597	357
	Union Bank of India Ltd.	273,442	354
	Oracle Financial Services Software Ltd.	3,938	352
	Ipca Laboratories Ltd.	22,629	352
	KEI Industries Ltd.	9,842	347
	Cholamandalam Financial Holdings Ltd.	17,195	324
*	Five-Star Business Finance Ltd.	36,854	322
*	Vodafone Idea Ltd.	3,644,531	317
	LIC Housing Finance Ltd.	54,595	312
	Exide Industries Ltd.	77,716	310
	Mahindra & Mahindra Financial Services Ltd.	96,880	301
	Astral Ltd.	19,561	300
	Canara Bank	318,137	296
	Tata Communications Ltd.	18,994	295
	Computer Age Management Services Ltd.	8,142	295
	Nexus Select Trust	192,689	289
	Dalmia Bharat Ltd.	14,804	287
	UNO Minda Ltd.	30,327	287
	Indian Bank	48,500	284
	Hindustan Zinc Ltd.	62,915	283
	ACC Ltd.	13,561	283
*,2	Krishna Institute of Medical Sciences Ltd.	47,066	281
	Biocon Ltd.	80,128	278
	Gujarat Fluorochemicals Ltd.	6,582	271
	Apollo Tyres Ltd.	62,011	267

ESG International Stock ETF
		Shares	Market Value• ($000)
	Multi Commodity Exchange of India Ltd.	4,643	267
*	Aditya Birla Capital Ltd.	147,914	266
	Brigade Enterprises Ltd.	24,310	265
	Navin Fluorine International Ltd.	6,129	264
	Amara Raja Energy & Mobility Ltd.	23,382	263
	Berger Paints India Ltd.	46,816	263
	IRB Infrastructure Developers Ltd.	525,931	263
	Deepak Nitrite Ltd.	12,319	262
*	Delhivery Ltd.	91,155	261
	Redington Ltd.	99,304	255
*	Suven Pharmaceuticals Ltd.	18,304	255
	Schaeffler India Ltd.	6,954	244
	Linde India Ltd.	3,572	243
	AIA Engineering Ltd.	6,721	242
	Thermax Ltd.	6,495	242
[2]	General Insurance Corp. of India	56,826	241
	Angel One Ltd.	9,643	241
[2]	Bandhan Bank Ltd.	147,824	240
*	Kaynes Technology India Ltd.	5,009	239
*	Global Health Ltd.	17,750	234
	Hitachi Energy India Ltd.	1,796	233
	Tata Chemicals Ltd.	25,505	228
	Central Depository Services India Ltd.	17,862	228
	Atul Ltd.	3,619	220
	Firstsource Solutions Ltd.	55,301	220
	JB Chemicals & Pharmaceuticals Ltd.	11,620	219
	Manappuram Finance Ltd.	93,394	216
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	214
	Sundram Fasteners Ltd.	19,854	212
	Emami Ltd.	34,801	212
*	Aditya Birla Fashion & Retail Ltd.	76,267	212
[2]	Aster DM Healthcare Ltd.	45,679	212
*	Amber Enterprises India Ltd.	3,209	208
	Narayana Hrudayalaya Ltd.	12,555	208
	Welspun Corp. Ltd.	24,049	204
*,2	PNB Housing Finance Ltd.	22,986	202
	Escorts Kubota Ltd.	6,114	201
[2]	Syngene International Ltd.	26,795	200
	Piramal Enterprises Ltd.	19,698	198
	Piramal Pharma Ltd.	90,331	197
	Ajanta Pharma Ltd.	6,878	196
*	IIFL Finance Ltd.	56,200	195
*	Inox Wind Ltd.	112,532	195
	Chambal Fertilisers & Chemicals Ltd.	31,192	191
[2]	Nippon Life India Asset Management Ltd.	31,168	184
	Carborundum Universal Ltd.	19,313	184
	Himadri Speciality Chemical Ltd.	39,231	184
	Aditya Birla Real Estate Ltd.	8,565	183
	PG Electroplast Ltd.	19,937	183
*	Star Health & Allied Insurance Co. Ltd.	41,406	178
	Elgi Equipments Ltd.	36,159	178
	KEC International Ltd.	22,165	175
	Zensar Technologies Ltd.	20,622	175
*	Adani Wilmar Ltd.	61,300	174
	Karur Vysya Bank Ltd.	73,998	171
	Motilal Oswal Financial Services Ltd.	25,118	170
	Bata India Ltd.	12,060	169
	Neuland Laboratories Ltd.	1,362	166
	Concord Biotech Ltd.	9,540	164
	SKF India Ltd.	3,827	162
*	Affle India Ltd.	10,011	161
	Kalpataru Projects International Ltd.	15,940	161
	Bank of Maharashtra	299,794	160
	Great Eastern Shipping Co. Ltd.	17,052	159
	Poly Medicure Ltd.	6,821	159
[2]	Mindspace Business Parks REIT	38,203	158
	Housing & Urban Development Corp. Ltd.	82,706	157
*	Godrej Industries Ltd.	12,307	155
[2]	Indian Energy Exchange Ltd.	86,389	155
*	Devyani International Ltd.	80,824	153

ESG International Stock ETF
		Shares	Market Value• ($000)
	UTI Asset Management Co. Ltd.	13,965	151
*,2	Lemon Tree Hotels Ltd.	107,192	150
	Sammaan Capital Ltd.	117,433	149
	NCC Ltd.	73,465	148
[2]	RBL Bank Ltd.	81,059	148
*	Aavas Financiers Ltd.	7,648	148
	ZF Commercial Vehicle Control Systems India Ltd.	1,172	147
	CRISIL Ltd.	2,921	147
	Jubilant Pharmova Ltd. Class A	14,075	146
	Motherson Sumi Wiring India Ltd.	268,526	145
	Zee Entertainment Enterprises Ltd.	134,696	144
[2]	Dr Lal PathLabs Ltd.	5,395	143
	LMW Ltd.	911	143
*	Poonawalla Fincorp Ltd.	44,223	143
	Asahi India Glass Ltd.	20,070	142
	Natco Pharma Ltd.	15,901	141
	Aarti Industries Ltd.	32,265	139
	Kajaria Ceramics Ltd.	14,110	138
	Sobha Ltd.	9,871	136
	Granules India Ltd.	25,705	136
*	Sapphire Foods India Ltd.	38,040	135
	Bayer CropScience Ltd.	2,462	134
	NBCC India Ltd.	159,231	134
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	134
	Honeywell Automation India Ltd.	341	132
	Birlasoft Ltd.	26,813	131
*	PVR Inox Ltd.	12,518	130
	EIH Ltd.	35,540	130
	Sonata Software Ltd.	31,458	130
	City Union Bank Ltd.	76,101	129
	KPR Mill Ltd.	13,989	129
	Grindwell Norton Ltd.	7,784	128
[2]	Eris Lifesciences Ltd.	9,345	127
	Triveni Turbine Ltd.	22,712	127
	eClerx Services Ltd.	3,887	126
	Finolex Cables Ltd.	13,385	125
	Anand Rathi Wealth Ltd.	2,733	125
	Ceat Ltd.	4,232	123
	CMS Info Systems Ltd.	23,449	123
	Balrampur Chini Mills Ltd.	23,827	122
[2]	ICICI Securities Ltd.	13,270	122
	Sumitomo Chemical India Ltd.	23,061	122
*	EID Parry India Ltd.	15,993	122
	Jindal Saw Ltd.	43,108	122
	Whirlpool of India Ltd.	11,377	121
	Intellect Design Arena Ltd.	15,767	121
*	Equinox India Developments Ltd.	90,985	120
	Newgen Software Technologies Ltd.	11,000	118
*	Chalet Hotels Ltd.	13,805	117
	Anant Raj Ltd.	21,995	117
	V-Guard Industries Ltd.	32,871	116
	Rainbow Children's Medicare Ltd.	8,178	116
	Nuvama Wealth Management Ltd.	1,825	113
	Edelweiss Financial Services Ltd.	108,295	112
	Swan Energy Ltd.	23,875	112
	Kfin Technologies Ltd.	11,139	112
	Gillette India Ltd.	1,228	111
	Can Fin Homes Ltd.	16,725	111
*	VA Tech Wabag Ltd.	7,339	110
	Aptus Value Housing Finance India Ltd.	31,288	110
	Ramkrishna Forgings Ltd.	14,829	110
	Kansai Nerolac Paints Ltd.	42,100	109
	CreditAccess Grameen Ltd.	10,221	108
[2]	PowerGrid Infrastructure Investment Trust	118,012	108
	LT Foods Ltd.	27,423	107
	Arvind Ltd.	27,116	106
[2]	Endurance Technologies Ltd.	5,165	105
*,2	Tejas Networks Ltd.	12,805	105
[2]	IndiaMart InterMesh Ltd.	4,546	103
	Finolex Industries Ltd.	52,670	103

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Medplus Health Services Ltd.	12,612	103
	Craftsman Automation Ltd.	1,966	102
*	Gokaldas Exports Ltd.	10,847	101
	Marksans Pharma Ltd.	41,665	98
	Jupiter Life Line Hospitals Ltd.	5,977	98
	AstraZeneca Pharma India Ltd.	1,253	96
	Vedant Fashions Ltd.	9,932	96
	Hindustan Copper Ltd.	41,186	96
	Safari Industries India Ltd.	3,864	95
[2]	Quess Corp. Ltd.	13,750	94
*	Westlife Foodworld Ltd.	11,967	94
	JK Lakshmi Cement Ltd.	12,222	94
	Techno Electric & Engineering Co. Ltd.	8,385	94
	BASF India Ltd.	1,893	93
	Garware Technical Fibres Ltd.	10,790	93
	Shyam Metalics & Energy Ltd.	11,219	92
	DCM Shriram Ltd.	8,163	90
	CCL Products India Ltd.	13,601	90
	Usha Martin Ltd.	26,073	89
	Bombay Burmah Trading Co.	4,630	88
	Akzo Nobel India Ltd.	2,476	88
*	Honasa Consumer Ltd.	35,804	88
*	Schneider Electric Infrastructure Ltd.	12,343	87
[2]	Home First Finance Co. India Ltd.	7,470	87
	Sun TV Network Ltd.	13,364	86
	Jubilant Ingrevia Ltd.	12,199	86
	Zydus Wellness Ltd.	4,795	86
[2]	Sansera Engineering Ltd.	6,714	86
*	Nazara Technologies Ltd.	8,155	85
[2]	Godrej Agrovet Ltd.	10,211	84
	Mastek Ltd.	3,276	84
	Genus Power Infrastructures Ltd.	28,673	84
	Elecon Engineering Co. Ltd.	17,475	83
	Century Plyboards India Ltd.	9,875	82
	Olectra Greentech Ltd.	6,685	82
*	SignatureGlobal India Ltd.	6,821	82
*,2	Metropolis Healthcare Ltd.	4,469	81
*	Jai Balaji Industries Ltd.	53,530	81
	Raymond Ltd.	5,424	80
	NIIT Learning Systems Ltd.	16,569	80
*	NMDC Steel Ltd.	192,559	79
	Jyothy Labs Ltd.	21,408	79
	Strides Pharma Science Ltd.	10,999	78
	CIE Automotive India Ltd.	17,775	77
[2]	Equitas Small Finance Bank Ltd.	117,793	77
	TVS Holdings Ltd.	824	77
	JM Financial Ltd.	71,695	76
	Action Construction Equipment Ltd.	6,325	76
	JBM Auto Ltd.	12,642	75
	Happiest Minds Technologies Ltd.	9,337	74
	BLS International Services Ltd.	18,920	74
	Kirloskar Pneumatic Co. Ltd.	6,484	74
	Care Ratings Ltd.	5,660	73
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,638	73
	Vardhman Textiles Ltd.	16,852	73
	Gujarat Pipavav Port Ltd.	50,252	72
	EPL Ltd.	31,925	72
	Jupiter Wagons Ltd.	21,508	72
	Bikaji Foods International Ltd.	9,823	72
[2]	KPI Green Energy Ltd.	16,531	72
	Saregama India Ltd.	14,041	71
	IDBI Bank Ltd.	88,571	71
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	71
	ION Exchange India Ltd.	12,312	71
	Mrs Bectors Food Specialities Ltd.	4,730	71
	Karnataka Bank Ltd.	36,222	70
	South Indian Bank Ltd.	255,395	70
[2]	IRCON International Ltd.	42,689	70
	Vinati Organics Ltd.	3,971	69
	Minda Corp. Ltd.	12,445	69

ESG International Stock ETF
		Shares	Market Value• ($000)
	Godawari Power & Ispat Ltd.	38,710	69
	PTC India Ltd.	42,916	68
	Alembic Pharmaceuticals Ltd.	7,940	68
[2]	New India Assurance Co. Ltd.	41,672	68
	Voltamp Transformers Ltd.	940	68
	Jammu & Kashmir Bank Ltd.	61,317	67
	Procter & Gamble Health Ltd.	1,146	66
	Vesuvius India Ltd.	1,449	66
	Bajaj Electricals Ltd.	9,251	64
	Supreme Petrochem Ltd.	10,469	64
*	V-Mart Retail Ltd.	1,848	63
	Orient Electric Ltd.	27,671	63
	PNC Infratech Ltd.	21,196	63
	KNR Constructions Ltd.	24,359	62
	RITES Ltd.	26,289	62
	Blue Dart Express Ltd.	894	61
*	Borosil Renewables Ltd.	10,389	60
*	TVS Supply Chain Solutions Ltd.	37,884	60
	Graphite India Ltd.	13,217	59
	Welspun Living Ltd.	48,396	59
*	Tata Teleservices Maharashtra Ltd.	85,777	59
	RR Kabel Ltd.	5,773	59
	Tanla Platforms Ltd.	11,484	58
	JK Tyre & Industries Ltd.	19,126	58
	Electrosteel Castings Ltd.	53,872	58
	Kaveri Seed Co. Ltd.	5,014	57
	Relaxo Footwears Ltd.	11,513	56
	Birla Corp. Ltd.	4,984	56
	Trident Ltd.	187,460	56
*	IFCI Ltd.	116,583	55
	Infibeam Avenues Ltd.	261,334	55
	Suprajit Engineering Ltd.	11,965	55
[2]	Ujjivan Small Finance Bank Ltd.	147,747	55
	Alkyl Amines Chemicals	2,943	54
	Tamilnad Mercantile Bank Ltd.	11,483	54
	Cello World Ltd.	8,481	54
*	Network18 Media & Investments Ltd.	112,065	53
	KRBL Ltd.	17,921	52
*	Nuvoco Vistas Corp. Ltd.	14,469	52
*	Chemplast Sanmar Ltd.	11,255	52
	Cera Sanitaryware Ltd.	844	51
*	Sterling & Wilson Renewable	17,385	51
	Archean Chemical Industries Ltd.	8,778	51
*	Rategain Travel Technologies Ltd.	8,987	51
	Texmaco Rail & Engineering Ltd.	33,832	51
	Gateway Distriparks Ltd.	72,920	50
*	Restaurant Brands Asia Ltd.	68,950	50
	DCB Bank Ltd.	41,145	49
*	Dhani Services Ltd.	73,995	49
	Clean Science & Technology Ltd.	3,557	49
*	VIP Industries Ltd.	14,063	49
	Route Mobile Ltd.	4,308	48
	Shipping Corp. of India Ltd.	27,878	47
	Symphony Ltd.	3,824	47
	Rallis India Ltd.	19,560	47
	GMM Pfaudler Ltd.	3,738	47
	Fine Organic Industries Ltd.	1,161	47
	NOCIL Ltd.	23,823	47
	Syrma SGS Technology Ltd.	9,784	47
*	TeamLease Services Ltd.	2,055	46
	TTK Prestige Ltd.	6,400	46
	Maharashtra Seamless Ltd.	6,497	46
	Railtel Corp. of India Ltd.	14,223	46
*	Sterlite Technologies Ltd.	45,252	45
	Rhi Magnesita India Ltd.	10,072	45
	Capri Global Capital Ltd.	24,397	45
	Rain Industries Ltd.	31,205	44
*	G R Infraprojects Ltd.	3,796	44
*	Alok Industries Ltd.	241,996	43
	Polyplex Corp. Ltd.	3,353	42

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mahindra Lifespace Developers Ltd.	11,232	41
	Pfizer Ltd.	868	40
	JK Paper Ltd.	12,236	40
	Galaxy Surfactants Ltd.	1,566	39
	Paisalo Digital Ltd.	91,590	39
	Thomas Cook India Ltd.	26,428	38
	Vaibhav Global Ltd.	14,293	37
[2]	IRB InvIT Fund	58,659	37
*	Sheela Foam Ltd.	4,451	36
	Balaji Amines Ltd.	2,333	35
*	Bajaj Consumer Care Ltd.	18,816	34
*	Just Dial Ltd.	3,559	34
	Campus Activewear Ltd.	11,285	34
*,3	Brightcom Group Ltd.	264,240	31
	NIIT Ltd.	13,822	18
*	Sun Pharma Advanced Research Co. Ltd.	13,227	17
	Allcargo Logistics Ltd.	43,908	16
	Vakrangee Ltd.	86,136	14
			209,385
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	9,587,416	4,886
	Bank Rakyat Indonesia Persero Tbk. PT	12,127,896	2,486
	Bank Mandiri Persero Tbk. PT	7,694,840	2,154
	Telkom Indonesia Persero Tbk. PT	8,126,300	1,163
*	GoTo Gojek Tokopedia Tbk. PT Class A	167,423,000	760
	Bank Negara Indonesia Persero Tbk. PT	2,648,700	647
	Sumber Alfaria Trijaya Tbk. PT	3,259,100	432
*	Bumi Resources Minerals Tbk. PT	17,103,200	367
	Charoen Pokphand Indonesia Tbk. PT	1,316,400	333
	Indofood Sukses Makmur Tbk. PT	719,600	309
	Indofood CBP Sukses Makmur Tbk. PT	369,500	233
*	Merdeka Copper Gold Tbk. PT	2,701,200	229
	Barito Pacific Tbk. PT	4,114,261	195
	Kalbe Farma Tbk. PT	2,891,600	188
	Elang Mahkota Teknologi Tbk. PT	4,514,400	149
	Dayamitra Telekomunikasi PT	3,440,600	127
	Mitra Keluarga Karyasehat Tbk. PT	878,600	125
	Japfa Comfeed Indonesia Tbk. PT	1,080,400	122
	Indah Kiat Pulp & Paper Tbk. PT	418,700	119
	Sarana Menara Nusantara Tbk. PT	3,789,500	119
	Siloam International Hospitals Tbk. PT	705,300	117
	Bank Syariah Indonesia Tbk. PT	761,700	115
	XL Axiata Tbk. PT	837,150	112
	Mitra Adiperkasa Tbk. PT	1,210,100	105
*	Bank Jago Tbk. PT	832,100	88
	Indosat Tbk. PT	975,200	87
	Ciputra Development Tbk. PT	1,786,100	86
*	Bukalapak.com PT Tbk.	9,501,000	76
	Cisarua Mountain Dairy PT Tbk.	274,600	75
	PT Tower Bersama Infrastructure Tbk.	571,292	74
	Jasa Marga Persero Tbk. PT	334,200	72
	Pakuwon Jati Tbk. PT	3,117,400	71
*	Vale Indonesia Tbk. PT	399,253	70
	Map Aktif Adiperkasa PT	1,395,500	67
	Indocement Tunggal Prakarsa Tbk. PT	236,800	64
	Summarecon Agung Tbk. PT	2,651,706	60
*	Panin Financial Tbk. PT	3,117,500	58
*	Bank Pan Indonesia Tbk. PT	725,000	57
	Mayora Indah Tbk. PT	434,500	56
	BFI Finance Indonesia Tbk. PT	1,111,600	56
	Unilever Indonesia Tbk. PT	893,100	55
*	Bumi Serpong Damai Tbk. PT	1,078,700	54
	Avia Avian Tbk. PT	2,306,500	51
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	50
	Matahari Department Store Tbk. PT	477,400	44
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	37
*,3	Waskita Karya Persero Tbk. PT	3,046,719	37
	Bank Tabungan Negara Persero Tbk. PT	659,148	33
	Surya Citra Media Tbk. PT	2,787,300	32

ESG International Stock ETF
		Shares	Market Value• ($000)
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	29
*	Lippo Karawaci Tbk. PT	5,486,600	28
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	21
*	Global Mediacom Tbk. PT	2,154,300	19
	Bank Danamon Indonesia Tbk. PT	109,100	16
	Bank BTPN Syariah Tbk. PT	276,900	15
*	Bank Neo Commerce Tbk. PT	1,417,538	15
*	Media Nusantara Citra Tbk. PT	608,900	9
			17,254
Ireland (0.2%)
	Kerry Group plc Class A	25,945	2,728
	AIB Group plc	338,365	2,377
	Kingspan Group plc	26,614	2,188
	Bank of Ireland Group plc	175,301	2,071
	Glanbia plc (XDUB)	29,785	343
	Dalata Hotel Group plc	37,437	189
	Glanbia plc (XLON)	28	—
			9,896
Israel (0.5%)
	Bank Leumi Le-Israel BM	264,699	3,510
	Bank Hapoalim BM	234,425	3,199
	Israel Discount Bank Ltd. Class A	219,693	1,698
*	Nice Ltd.	10,916	1,514
*	Nova Ltd.	5,050	1,215
	Mizrahi Tefahot Bank Ltd.	25,049	1,175
*	Tower Semiconductor Ltd.	19,492	822
	ICL Group Ltd.	124,125	752
	Phoenix Financial Ltd.	36,527	657
	Bezeq The Israeli Telecommunication Corp. Ltd.	384,240	636
	First International Bank of Israel Ltd.	9,585	512
	Azrieli Group Ltd.	6,621	505
	Shufersal Ltd.	35,645	368
	Camtek Ltd.	4,722	360
*	Enlight Renewable Energy Ltd.	20,017	345
	Clal Insurance Enterprises Holdings Ltd.	11,684	324
	Harel Insurance Investments & Financial Services Ltd.	18,636	310
	Alony Hetz Properties & Investments Ltd.	26,391	253
	FIBI Holdings Ltd.	4,032	231
	Reit 1 Ltd.	41,178	224
	Tel Aviv Stock Exchange Ltd.	14,965	199
	Strauss Group Ltd.	7,909	177
*	Shikun & Binui Ltd.	53,400	176
	Electra Ltd.	320	171
	Hilan Ltd.	2,683	170
*	Partner Communications Co. Ltd.	22,232	166
	Menora Mivtachim Holdings Ltd.	3,385	161
	Next Vision Stabilized Systems Ltd.	7,532	152
	One Software Technologies Ltd.	7,504	149
	Sapiens International Corp. NV	4,900	135
	Isracard Ltd.	27,519	133
	Mega Or Holdings Ltd.	4,166	133
*	Cellcom Israel Ltd.	16,935	116
	Matrix IT Ltd.	4,483	113
	Fox Wizel Ltd.	1,255	113
	YH Dimri Construction & Development Ltd.	1,207	111
	Summit Real Estate Holdings Ltd.	6,442	106
	IDI Insurance Co. Ltd.	2,191	103
	Sella Capital Real Estate Ltd.	38,179	97
	Danel Adir Yeoshua Ltd.	841	97
	Israel Canada T.R Ltd.	24,168	96
*	Ashtrom Group Ltd.	5,670	93
	Delta Galil Ltd.	1,506	84
*	OY Nofar Energy Ltd.	3,422	81
	Elco Ltd.	1,586	72
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	67
*	Perion Network Ltd.	7,968	67
*	Kamada Ltd.	9,406	66
	G City Ltd.	13,989	48

ESG International Stock ETF
		Shares	Market Value• ($000)
	AudioCodes Ltd.	3,913	43
			22,105
Italy (1.9%)
	UniCredit SpA	271,549	14,325
	Intesa Sanpaolo SpA	2,714,249	13,376
	Ferrari NV	20,931	9,843
	Generali	212,696	7,022
	Stellantis NV	284,498	3,661
	Moncler SpA	39,544	2,719
	Banco BPM SpA	257,176	2,576
	Terna - Rete Elettrica Nazionale	248,042	2,073
	FinecoBank Banca Fineco SpA	107,311	2,009
	Mediobanca Banca di Credito Finanziario SpA	96,245	1,716
	BPER Banca SpA	181,338	1,385
[1]	Banca Monte dei Paschi di Siena SpA	172,213	1,252
[2]	Poste Italiane SpA	72,922	1,177
	Recordati Industria Chimica e Farmaceutica SpA	18,742	1,059
	Unipol Assicurazioni SpA	67,064	1,002
	Stellantis NV (XPAR)	73,590	951
	Brunello Cucinelli SpA	5,971	777
	Banca Popolare di Sondrio SPA	66,166	750
*,2	Nexi SpA	137,171	719
	Buzzi SpA	15,050	679
	Reply SpA	4,040	650
	Amplifon SpA	23,289	592
[2]	Infrastrutture Wireless Italiane SpA	56,612	567
	Azimut Holding SpA	20,414	555
	Interpump Group SpA	14,514	550
	Banca Mediolanum SpA	35,303	500
*	Telecom Italia SpA (Bearer)	1,472,034	473
[2]	Pirelli & C SpA	67,238	422
	Banca Generali SpA	7,860	409
	De' Longhi SpA	11,166	393
	DiaSorin SpA	3,402	360
[2]	Anima Holding SpA	39,997	289
	Maire SpA	28,606	277
[2]	Technogym SpA	22,846	274
	Webuild SpA	80,499	266
*,1	Telecom Italia SpA (Registered)	924,102	260
	Brembo NV	25,716	257
[2]	BFF Bank SpA	29,325	246
	SOL SpA	5,551	212
	ERG SpA	10,044	191
[2]	Carel Industries SpA	8,397	182
	Tamburi Investment Partners SpA	19,274	166
[2]	Enav SpA	45,370	159
*	Technoprobe SpA	25,131	151
	Banca IFIS SpA	5,905	134
	Cementir Holding NV	9,933	134
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	126
	Credito Emiliano SpA	8,878	115
	Moltiply Group SpA	3,033	108
	MFE-MediaForEurope NV Class A	31,441	106
	Intercos SpA	7,072	105
	Italmobiliare SpA	3,648	103
	Arnoldo Mondadori Editore SpA	41,871	92
[2]	RAI Way SpA	15,400	90
	MFE-MediaForEurope NV Class B	17,878	83
	Salvatore Ferragamo SpA	9,585	81
	Rizzoli Corriere Della Sera Mediagroup SpA	72,306	77
	Sesa SpA	932	70
*,1	Juventus Football Club SpA	22,288	69
	Sanlorenzo SpA	1,951	66
	Danieli & C Officine Meccaniche SpA	1,939	61
	El.En. SpA	4,833	59
	Ariston Holding NV	13,911	53
	MARR SpA	4,699	52
*,2	GVS SpA	9,878	51
	Piaggio & C SpA	21,604	48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tinexta SpA	5,052	41
	Zignago Vetro SpA	3,537	36
	Alerion Cleanpower SpA	693	9
			79,441
Japan (16.8%)
	Toyota Motor Corp.	2,006,400	36,397
	Sony Group Corp.	1,039,500	26,004
	Mitsubishi UFJ Financial Group Inc.	1,960,300	24,991
	Sumitomo Mitsui Financial Group Inc.	645,300	16,428
	Recruit Holdings Co. Ltd.	245,349	14,625
	Nintendo Co. Ltd.	180,500	13,476
	Keyence Corp.	31,800	12,684
	Mizuho Financial Group Inc.	439,720	12,356
	Tokio Marine Holdings Inc.	325,400	11,588
	Tokyo Electron Ltd.	76,200	11,395
	Shin-Etsu Chemical Co. Ltd.	330,100	9,953
	SoftBank Group Corp.	176,900	9,855
	Fast Retailing Co. Ltd.	31,200	9,523
	KDDI Corp.	259,700	8,469
	Takeda Pharmaceutical Co. Ltd.	268,657	7,753
	Honda Motor Co. Ltd.	797,400	7,418
	Daiichi Sankyo Co. Ltd.	320,600	7,380
	Advantest Corp.	127,900	7,167
	Hoya Corp.	60,800	7,138
	SoftBank Corp.	4,750,730	6,772
	Fujitsu Ltd.	305,300	5,889
	Chugai Pharmaceutical Co. Ltd.	113,000	5,676
	Seven & i Holdings Co. Ltd.	396,100	5,651
	Canon Inc.	155,700	5,271
	Murata Manufacturing Co. Ltd.	292,900	5,011
	Sompo Holdings Inc.	165,900	4,939
	Nippon Telegraph & Telephone Corp.	4,876,200	4,721
	Renesas Electronics Corp.	282,077	4,710
	FANUC Corp.	163,300	4,701
	MS&AD Insurance Group Holdings Inc.	223,000	4,690
	Panasonic Holdings Corp.	378,500	4,681
	Dai-ichi Life Holdings Inc.	152,300	4,516
	Terumo Corp.	248,000	4,428
	Denso Corp.	322,000	4,176
	NEC Corp.	42,700	4,168
	Mitsui Fudosan Co. Ltd.	475,700	4,138
	Disco Corp.	16,300	4,137
	FUJIFILM Holdings Corp.	200,300	4,077
	Otsuka Holdings Co. Ltd.	79,000	3,872
	Oriental Land Co. Ltd.	187,900	3,867
	Bridgestone Corp.	99,100	3,863
	Suzuki Motor Corp.	312,500	3,827
	East Japan Railway Co.	188,100	3,719
	Bandai Namco Holdings Inc.	110,700	3,695
	Japan Post Holdings Co. Ltd.	328,167	3,503
	TDK Corp.	326,700	3,496
	SMC Corp.	9,600	3,476
	Daiwa House Industry Co. Ltd.	103,800	3,417
	Kao Corp.	79,000	3,399
	Ajinomoto Co. Inc.	83,200	3,333
	Nomura Holdings Inc.	508,800	3,315
[1]	Aeon Co. Ltd.	131,600	3,229
	Sumitomo Mitsui Trust Group Inc.	123,100	3,157
	Central Japan Railway Co.	158,200	3,113
	Astellas Pharma Inc.	312,700	3,042
	Mitsubishi Estate Co. Ltd.	203,300	2,990
	Resona Holdings Inc.	381,950	2,988
	Olympus Corp.	192,500	2,641
	Nippon Yusen KK	74,900	2,633
	Sumitomo Realty & Development Co. Ltd.	73,400	2,560
	Japan Post Bank Co. Ltd.	252,618	2,550
	Kyocera Corp.	223,700	2,489
	Toyota Industries Corp.	28,400	2,468
	Secom Co. Ltd.	70,900	2,436

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nitto Denko Corp.	123,000	2,423
	Nomura Research Institute Ltd.	72,600	2,385
	Asics Corp.	106,000	2,374
	Sumitomo Electric Industries Ltd.	131,300	2,314
	Sekisui House Ltd.	97,200	2,198
	Mitsui OSK Lines Ltd.	58,700	2,170
	Shimano Inc.	14,700	1,995
	Kubota Corp.	160,200	1,981
	Shionogi & Co. Ltd.	130,100	1,949
	Japan Exchange Group Inc.	182,800	1,944
	Fujikura Ltd.	46,100	1,924
	T&D Holdings Inc.	90,300	1,900
	NTT Data Group Corp.	101,200	1,887
	Pan Pacific International Holdings Corp.	69,900	1,862
	Sysmex Corp.	101,000	1,837
	Toray Industries Inc.	268,000	1,786
	Daiwa Securities Group Inc.	237,700	1,675
	Trend Micro Inc.	22,600	1,663
	Obic Co. Ltd.	57,500	1,652
	West Japan Railway Co.	79,702	1,579
	Unicharm Corp.	209,800	1,576
	Daifuku Co. Ltd.	59,300	1,554
	Capcom Co. Ltd.	61,800	1,534
	Kikkoman Corp.	155,000	1,504
*	Rakuten Group Inc.	242,700	1,502
	Asahi Kasei Corp.	220,200	1,497
	LY Corp.	434,600	1,467
	Makita Corp.	42,700	1,401
	Nitori Holdings Co. Ltd.	13,600	1,392
	TOPPAN Holdings Inc.	46,900	1,389
	SBI Holdings Inc.	47,000	1,370
	Lasertec Corp.	15,000	1,358
	Eisai Co. Ltd.	47,000	1,352
	Sanrio Co. Ltd.	31,500	1,337
	Isuzu Motors Ltd.	100,500	1,331
	Yamaha Motor Co. Ltd.	157,500	1,298
	Nippon Paint Holdings Co. Ltd.	171,313	1,274
[1]	Yaskawa Electric Corp.	45,700	1,238
	Shiseido Co. Ltd.	67,900	1,234
	Shimadzu Corp.	45,000	1,193
	Mitsubishi Chemical Group Corp.	230,600	1,171
	Sekisui Chemical Co. Ltd.	68,300	1,165
	Nippon Building Fund Inc.	1,374	1,136
	Sanwa Holdings Corp.	34,600	1,130
	Dai Nippon Printing Co. Ltd.	76,800	1,118
	Concordia Financial Group Ltd.	190,800	1,117
	TIS Inc.	39,900	1,110
[1]	Ryohin Keikaku Co. Ltd.	41,300	1,088
	Nissan Motor Co. Ltd.	374,100	1,071
	Hikari Tsushin Inc.	4,200	1,065
	Chiba Bank Ltd.	116,200	1,055
	Daito Trust Construction Co. Ltd.	10,000	1,039
	Yakult Honsha Co. Ltd.	50,376	1,014
	Tokyu Corp.	87,500	1,010
[1]	Kawasaki Kisen Kaisha Ltd.	69,300	1,009
	MINEBEA MITSUMI Inc.	65,200	1,007
	SCREEN Holdings Co. Ltd.	13,900	1,006
	BayCurrent Inc.	23,500	999
	Hankyu Hanshin Holdings Inc.	38,100	996
	Nippon Sanso Holdings Corp.	32,500	994
	Nexon Co. Ltd.	73,400	993
	Omron Corp.	32,500	981
	Toyo Suisan Kaisha Ltd.	16,400	976
	MatsukiyoCocokara & Co.	63,600	968
	Aisin Corp.	80,700	956
	Mitsubishi HC Capital Inc.	140,560	950
[1]	Toho Co. Ltd.	19,900	941
	Hulic Co. Ltd.	99,970	933
	Niterra Co. Ltd.	31,500	929
	MEIJI Holdings Co. Ltd.	45,200	925

ESG International Stock ETF
		Shares	Market Value• ($000)
	Isetan Mitsukoshi Holdings Ltd.	60,500	923
	Dentsu Group Inc.	43,300	899
[1]	Japan Real Estate Investment Corp.	1,247	896
	M3 Inc.	75,200	888
	Otsuka Corp.	38,700	846
	Seiko Epson Corp.	49,500	839
	Shizuoka Financial Group Inc.	82,600	839
	Hoshizaki Corp.	20,700	836
	Brother Industries Ltd.	42,100	813
	Ono Pharmaceutical Co. Ltd.	75,000	809
	MISUMI Group Inc.	48,200	788
	ZOZO Inc.	25,100	785
	Fukuoka Financial Group Inc.	29,400	774
	Seibu Holdings Inc.	36,600	771
	Nissin Foods Holdings Co. Ltd.	37,800	764
	SG Holdings Co. Ltd.	74,434	758
	Sumitomo Forestry Co. Ltd.	24,500	748
	Kintetsu Group Holdings Co. Ltd.	33,200	747
	Nippon Prologis REIT Inc.	446	734
	Kyoto Financial Group Inc.	50,600	734
	Resonac Holdings Corp.	30,767	720
	Keisei Electric Railway Co. Ltd.	74,500	712
[1]	Japan Metropolitan Fund Investment Corp.	1,157	710
	Tokyu Fudosan Holdings Corp.	108,500	708
	Suntory Beverage & Food Ltd.	22,000	705
	KDX Realty Investment Corp.	660	703
	Mebuki Financial Group Inc.	165,400	702
[1]	Nomura Real Estate Master Fund Inc.	753	702
	Azbil Corp.	91,400	701
	Mitsui Chemicals Inc.	31,200	700
	Nippon Express Holdings Inc.	39,300	696
	USS Co. Ltd.	76,000	695
	Mazda Motor Corp.	103,000	692
	MonotaRO Co. Ltd.	40,600	682
[1]	TOTO Ltd.	26,000	680
	Kuraray Co. Ltd.	53,800	677
[1]	Daiwa House REIT Investment Corp.	407	670
	Nissan Chemical Corp.	23,200	669
	Kurita Water Industries Ltd.	20,500	662
	Tosoh Corp.	48,400	661
	Haseko Corp.	50,000	659
	Oji Holdings Corp.	158,900	656
	SCSK Corp.	26,100	652
	Yamato Holdings Co. Ltd.	50,800	647
	Marui Group Co. Ltd.	36,600	634
	Kyowa Kirin Co. Ltd.	44,500	630
	Japan Post Insurance Co. Ltd.	31,939	623
	Tobu Railway Co. Ltd.	35,600	616
	Square Enix Holdings Co. Ltd.	12,900	610
	Credit Saison Co. Ltd.	25,800	609
	Amada Co. Ltd.	61,500	589
	Kyushu Railway Co.	24,400	585
	Nomura Real Estate Holdings Inc.	20,400	582
	Nikon Corp.	55,400	579
	Invincible Investment Corp.	1,356	579
	Hirose Electric Co. Ltd.	4,900	572
	Rohm Co. Ltd.	57,000	572
	CyberAgent Inc.	76,300	570
	Asahi Intecc Co. Ltd.	34,600	566
	Taiheiyo Cement Corp.	21,500	562
	Tokyo Tatemono Co. Ltd.	34,800	556
[1]	ANA Holdings Inc.	29,241	555
	Odakyu Electric Railway Co. Ltd.	55,700	550
[1]	J Front Retailing Co. Ltd.	42,000	549
	Medipal Holdings Corp.	37,400	547
	NH Foods Ltd.	18,100	546
	Lixil Corp.	47,900	545
	SUMCO Corp.	71,100	544
[1]	McDonald's Holdings Co. Japan Ltd.	14,300	541
	Keio Corp.	20,700	533

ESG International Stock ETF
		Shares	Market Value• ($000)
	THK Co. Ltd.	20,800	531
	Nisshin Seifun Group Inc.	47,200	530
	Yokohama Rubber Co. Ltd.	23,300	520
	Sohgo Security Services Co. Ltd.	72,400	519
	Fujitec Co. Ltd.	13,400	519
	Santen Pharmaceutical Co. Ltd.	55,600	518
	Persol Holdings Co. Ltd.	329,600	516
	Oracle Corp. Japan	5,400	515
	Hachijuni Bank Ltd.	79,600	515
	Rohto Pharmaceutical Co. Ltd.	34,900	506
	Yamaha Corp.	68,400	505
	Iyogin Holdings Inc.	46,000	504
[1]	Ibiden Co. Ltd.	18,300	501
	Hamamatsu Photonics KK	47,500	494
	Japan Airlines Co. Ltd.	28,623	491
	Koito Manufacturing Co. Ltd.	38,300	486
[1]	Orix JREIT Inc.	425	481
	Gunma Bank Ltd.	63,200	480
	United Urban Investment Corp.	479	473
	COMSYS Holdings Corp.	22,200	470
	Socionext Inc.	31,500	461
	Open House Group Co. Ltd.	12,500	458
	EXEO Group Inc.	39,500	457
	Keikyu Corp.	46,700	456
	Furukawa Electric Co. Ltd.	10,700	452
	Lion Corp.	39,700	452
	Nagoya Railroad Co. Ltd.	37,700	444
	Advance Residence Investment Corp.	466	443
	Tokyo Ohka Kogyo Co. Ltd.	18,400	443
	Zenkoku Hosho Co. Ltd.	11,700	438
*,1	Shinko Electric Industries Co. Ltd.	11,000	432
	Hirogin Holdings Inc.	53,400	421
	Tokyo Century Corp.	41,800	413
	Alps Alpine Co. Ltd.	39,400	407
	Keihan Holdings Co. Ltd.	18,200	407
	Kansai Paint Co. Ltd.	28,200	402
	Shimamura Co. Ltd.	7,000	401
	Rinnai Corp.	17,500	400
[1]	Tsuruha Holdings Inc.	6,500	397
	TechnoPro Holdings Inc.	19,900	394
	Yamazaki Baking Co. Ltd.	21,700	391
[1]	Takashimaya Co. Ltd.	47,300	390
	Alfresa Holdings Corp.	29,200	389
	Japan Hotel REIT Investment Corp.	841	389
	Air Water Inc.	31,200	388
	Suzuken Co. Ltd.	12,200	387
	Nagase & Co. Ltd.	21,000	386
	77 Bank Ltd.	12,900	386
	Nichirei Corp.	16,700	383
	Toyo Seikan Group Holdings Ltd.	24,400	383
	Yamaguchi Financial Group Inc.	34,600	381
	Tomy Co. Ltd.	15,700	381
	DMG Mori Co. Ltd.	21,300	380
	Coca-Cola Bottlers Japan Holdings Inc.	23,100	379
	DeNA Co. Ltd.	14,100	376
	Dexerials Corp.	26,700	375
	Nihon Kohden Corp.	25,700	373
	Kobayashi Pharmaceutical Co. Ltd.	10,100	370
	Mitsubishi Logistics Corp.	52,500	369
	Nifco Inc.	15,100	369
	NSK Ltd.	87,100	367
	GMO Payment Gateway Inc.	7,300	366
	Taiyo Yuden Co. Ltd.	21,700	363
	Sumitomo Rubber Industries Ltd.	30,900	359
	Stanley Electric Co. Ltd.	22,100	358
	Kadokawa Corp.	15,344	357
[1]	Aozora Bank Ltd.	23,700	355
	Daicel Corp.	40,600	352
	Nabtesco Corp.	21,500	347
	DIC Corp.	16,200	346

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Hisamitsu Pharmaceutical Co. Inc.	12,300	346
	Nikkon Holdings Co. Ltd.	22,200	345
	Tsumura & Co.	11,900	342
	Tokyo Seimitsu Co. Ltd.	6,200	341
	Takasago Thermal Engineering Co. Ltd.	9,700	339
	Japan Airport Terminal Co. Ltd.	11,300	337
	Iida Group Holdings Co. Ltd.	22,400	336
	Mitsubishi Materials Corp.	21,000	335
	Sekisui House REIT Inc.	647	335
	Mitsui Fudosan Logistics Park Inc.	487	334
	BIPROGY Inc.	11,600	333
	Yamada Holdings Co. Ltd.	116,200	333
	Miura Co. Ltd.	15,500	330
	Topcon Corp.	17,500	330
	Nippon Kayaku Co. Ltd.	36,200	325
	Japan Prime Realty Investment Corp.	141	324
	Teijin Ltd.	36,700	323
	Koei Tecmo Holdings Co. Ltd.	23,780	321
	Kamigumi Co. Ltd.	14,100	319
	Seino Holdings Co. Ltd.	21,100	318
	Fuyo General Lease Co. Ltd.	4,200	318
[1]	Mitsubishi Motors Corp.	113,400	317
	Maruwa Co. Ltd.	1,400	316
	ADEKA Corp.	17,000	315
	Kyushu Financial Group Inc.	65,600	313
	Nippon Electric Glass Co. Ltd.	13,300	312
	Kewpie Corp.	16,500	311
	NSD Co. Ltd.	13,700	311
	Daishi Hokuetsu Financial Group Inc.	16,900	309
	INFRONEER Holdings Inc.	39,908	309
	Nishi-Nippon Financial Holdings Inc.	23,300	308
	Ulvac Inc.	8,400	307
	Chugin Financial Group Inc.	28,800	307
	Hakuhodo DY Holdings Inc.	42,800	305
	Industrial & Infrastructure Fund Investment Corp.	385	304
*	Mercari Inc.	19,400	304
	Sankyu Inc.	7,700	302
	Internet Initiative Japan Inc.	17,700	300
	Ezaki Glico Co. Ltd.	9,900	299
	Makino Milling Machine Co. Ltd.	3,900	299
	Park24 Co. Ltd.	22,000	298
	Kagome Co. Ltd.	15,400	297
	NHK Spring Co. Ltd.	26,400	296
	JTEKT Corp.	38,900	295
[1]	LaSalle Logiport REIT	301	295
	Nankai Electric Railway Co. Ltd.	17,500	293
	Toyo Tire Corp.	17,000	286
	Amano Corp.	11,100	286
	Kokuyo Co. Ltd.	15,200	285
	Goldwin Inc.	5,900	284
	Zeon Corp.	28,700	283
	Hokuhoku Financial Group Inc.	18,900	283
	Sundrug Co. Ltd.	10,300	283
	Wacoal Holdings Corp.	8,300	281
	Yamato Kogyo Co. Ltd.	5,300	278
	Konica Minolta Inc.	78,300	276
	Macnica Holdings Inc.	22,800	276
[1]	Sugi Holdings Co. Ltd.	15,300	274
	Kakaku.com Inc.	18,900	273
	NOK Corp.	17,800	271
	Casio Computer Co. Ltd.	31,900	267
	Kaneka Corp.	10,700	267
	Fuji Soft Inc.	4,100	267
	Nissui Corp.	45,200	258
	Yaoko Co. Ltd.	4,200	258
	Harmonic Drive Systems Inc.	8,200	254
	Relo Group Inc.	19,900	251
	Anritsu Corp.	28,200	250
	Suruga Bank Ltd.	28,100	249
	Canon Marketing Japan Inc.	7,300	248

ESG International Stock ETF
		Shares	Market Value• ($000)
	Dowa Holdings Co. Ltd.	8,100	247
[1]	Bic Camera Inc.	23,200	247
	Jeol Ltd.	7,400	245
	Japan Logistics Fund Inc.	411	244
	Toho Holdings Co. Ltd.	8,700	243
	Citizen Watch Co. Ltd.	40,400	241
	Sawai Group Holdings Co. Ltd.	18,900	241
*	Sharp Corp.	36,500	240
	Ushio Inc.	17,000	240
	Nippon Shinyaku Co. Ltd.	9,100	239
[1]	ABC-Mart Inc.	12,400	238
	Toagosei Co. Ltd.	25,700	238
	Kyudenko Corp.	7,900	237
	Kose Corp.	5,600	236
	Kanematsu Corp.	14,200	236
	JVCKenwood Corp.	25,900	235
	Daiwabo Holdings Co. Ltd.	13,500	234
	Sumitomo Bakelite Co. Ltd.	10,300	232
	OKUMA Corp.	10,300	231
	Pigeon Corp.	21,900	231
	H2O Retailing Corp.	15,200	230
	MEITEC Group Holdings Inc.	11,600	229
*	SHIFT Inc.	27,000	228
	Activia Properties Inc.	100	227
	K's Holdings Corp.	24,200	225
	GS Yuasa Corp.	14,100	225
	SHO-BOND Holdings Co. Ltd.	7,200	225
	Shiga Bank Ltd.	7,000	222
	Resorttrust Inc.	10,700	221
	Mabuchi Motor Co. Ltd.	14,300	221
	Rakus Co. Ltd.	17,300	220
	House Foods Group Inc.	11,700	219
	Nojima Corp.	13,200	219
	OBIC Business Consultants Co. Ltd.	4,500	217
	Morinaga Milk Industry Co. Ltd.	11,100	217
	San-In Godo Bank Ltd.	25,900	217
	Tokuyama Corp.	12,100	217
	Kaken Pharmaceutical Co. Ltd.	7,000	212
[1]	SBI Sumishin Net Bank Ltd.	7,600	211
	Meidensha Corp.	6,600	210
	Mizuho Leasing Co. Ltd.	30,500	210
	Ito En Ltd.	9,500	209
	Calbee Inc.	10,900	207
	Seven Bank Ltd.	105,700	205
*	PeptiDream Inc.	15,000	205
	Hanwa Co. Ltd.	6,200	204
	Inaba Denki Sangyo Co. Ltd.	7,700	204
	Organo Corp.	4,300	204
	Frontier Real Estate Investment Corp.	385	203
[1]	Takeuchi Manufacturing Co. Ltd.	5,900	203
*	Money Forward Inc.	7,500	201
	Toyoda Gosei Co. Ltd.	11,300	200
	MIRAIT ONE Corp.	13,400	199
	Mori Hills REIT Investment Corp.	227	198
	Nippon Shokubai Co. Ltd.	16,200	197
[1]	Hokuetsu Corp.	22,700	196
	Matsui Securities Co. Ltd.	36,500	195
	Lintec Corp.	10,100	194
[1]	Aeon Mall Co. Ltd.	14,300	193
	Hazama Ando Corp.	21,500	193
[1]	Toridoll Holdings Corp.	7,500	193
*	Sansan Inc.	14,000	193
[1]	Yoshinoya Holdings Co. Ltd.	10,000	192
	Fuji Corp.	13,000	192
	Duskin Co. Ltd.	7,700	192
	Daiwa Office Investment Corp.	98	191
	Comforia Residential REIT Inc.	107	191
	Morinaga & Co. Ltd.	11,600	190
	Nihon M&A Center Holdings Inc.	48,100	189
[1]	Mitsubishi Estate Logistics REIT Investment Corp.	246	188

ESG International Stock ETF
		Shares	Market Value• ($000)
	SWCC Corp.	4,600	187
	Taiyo Holdings Co. Ltd.	7,100	187
	Workman Co. Ltd.	7,000	187
*	Visional Inc.	3,900	186
	Rengo Co. Ltd.	34,400	183
[1]	Hulic REIT Inc.	184	183
	DTS Corp.	6,500	182
	NTT UD REIT Investment Corp.	207	182
	Sanki Engineering Co. Ltd.	8,100	181
	Maruha Nichiro Corp.	8,700	181
	Toei Animation Co. Ltd.	8,200	180
[1]	Rorze Corp.	16,000	178
	Hyakugo Bank Ltd.	37,900	178
	Toei Co. Ltd.	5,300	178
	TS Tech Co. Ltd.	15,400	177
	Tsubakimoto Chain Co.	13,800	176
	Kusuri no Aoki Holdings Co. Ltd.	8,500	176
	Max Co. Ltd.	6,200	173
[1]	Mori Trust REIT Inc.	422	172
	Daihen Corp.	3,700	172
	Daiwa Securities Living Investments Corp.	292	172
	Juroku Financial Group Inc.	5,700	171
	Denka Co. Ltd.	12,300	170
	Yodogawa Steel Works Ltd.	4,300	170
	Sotetsu Holdings Inc.	11,200	167
	Kyoritsu Maintenance Co. Ltd.	8,300	167
	North Pacific Bank Ltd.	48,000	167
	Nipro Corp.	19,100	166
	JAFCO Group Co. Ltd.	10,800	166
	Mitsui-Soko Holdings Co. Ltd.	3,200	166
	Nakanishi Inc.	11,800	166
	GMO internet group Inc.	8,700	164
	Mitsui E&S Co. Ltd.	15,300	164
	Leopalace21 Corp.	43,700	164
	Osaka Soda Co. Ltd.	17,500	164
	H.U. Group Holdings Inc.	9,300	163
	SKY Perfect JSAT Holdings Inc.	23,200	163
	Dentsu Soken Inc.	4,100	162
	Digital Garage Inc.	5,500	162
	Monex Group Inc.	31,900	162
	Aica Kogyo Co. Ltd.	7,400	161
	Sinfonia Technology Co. Ltd.	4,100	161
[1]	DCM Holdings Co. Ltd.	17,600	161
	Acom Co. Ltd.	61,200	159
	Kiyo Bank Ltd.	11,000	159
	Meiko Electronics Co. Ltd.	3,300	159
	Artnature Inc.	31,658	158
	Mizuno Corp.	3,000	157
	Daiseki Co. Ltd.	6,380	156
	UACJ Corp.	4,500	156
	Japan Excellent Inc.	183	156
	Seiko Group Corp.	5,000	155
*	Sumitomo Pharma Co. Ltd.	31,100	154
	OSG Corp.	13,400	154
	Aichi Financial Group Inc.	8,463	154
	Micronics Japan Co. Ltd.	5,300	153
	Tokyo Kiraboshi Financial Group Inc.	4,600	153
	Fujitsu General Ltd.	8,300	152
	Toyota Boshoku Corp.	11,000	148
	CKD Corp.	9,900	148
	Heiwa Real Estate Co. Ltd.	4,800	148
	Sangetsu Corp.	7,700	148
	Nisshinbo Holdings Inc.	24,300	147
	Taikisha Ltd.	5,000	146
	ARE Holdings Inc.	11,800	146
[1]	PAL GROUP Holdings Co. Ltd.	7,000	144
	Exedy Corp.	4,500	143
	Pilot Corp.	5,200	143
*	Hino Motors Ltd.	44,800	142
	Kanamoto Co. Ltd.	7,100	142

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Mitsubishi Logisnext Co. Ltd.	11,000	141
	Gunze Ltd.	4,100	139
	Senko Group Holdings Co. Ltd.	14,500	139
	TKC Corp.	5,500	139
	Seria Co. Ltd.	8,000	138
	Nanto Bank Ltd.	5,900	138
	As One Corp.	8,900	137
	Nippon Kanzai Holdings Co. Ltd.	7,900	136
[1]	AEON Financial Service Co. Ltd.	16,700	135
[1]	TBS Holdings Inc.	4,900	135
	GungHo Online Entertainment Inc.	6,600	135
	Nitto Boseki Co. Ltd.	4,300	135
	Okasan Securities Group Inc.	31,600	134
	Simplex Holdings Inc.	7,500	134
*	Appier Group Inc.	13,400	134
	PALTAC Corp.	5,100	133
	Nippon REIT Investment Corp.	240	132
	Hogy Medical Co. Ltd.	4,100	131
	Nihon Parkerizing Co. Ltd.	15,200	131
	Tadano Ltd.	18,300	131
	Wellneo Sugar Co. Ltd.	8,600	130
	Inabata & Co. Ltd.	6,200	129
	Kureha Corp.	6,900	129
	Okamura Corp.	10,000	129
[1]	Towa Corp.	12,500	129
	Senshu Ikeda Holdings Inc.	47,000	129
	Ain Holdings Inc.	4,300	128
	Kissei Pharmaceutical Co. Ltd.	5,200	128
	FP Corp.	6,600	127
	Nishi-Nippon Railroad Co. Ltd.	8,800	127
	Musashi Seimitsu Industry Co. Ltd.	7,400	127
	CAC Holdings Corp.	9,900	126
	Fujimi Inc.	9,300	126
*	Sanken Electric Co. Ltd.	3,200	125
	ST Corp.	12,800	124
	Tamron Co. Ltd.	5,000	124
	Valor Holdings Co. Ltd.	8,200	124
	Heiwa Real Estate REIT Inc.	147	124
	Fuji Oil Holdings Inc.	6,800	123
	Paramount Bed Holdings Co. Ltd.	7,000	123
	C Uyemura & Co. Ltd.	1,800	123
	Nishimatsu Construction Co. Ltd.	3,725	122
	Daiichikosho Co. Ltd.	11,400	121
	Nippon Soda Co. Ltd.	6,200	121
	Seiren Co. Ltd.	6,800	121
	Hokkoku Financial Holdings Inc.	3,400	120
[1]	Izumi Co. Ltd.	5,800	119
	EDION Corp.	10,100	119
	Sumitomo Osaka Cement Co. Ltd.	5,100	119
	Ferrotec Holdings Corp.	7,600	119
	Ariake Japan Co. Ltd.	3,100	118
	Awa Bank Ltd.	6,100	118
	Musashino Bank Ltd.	5,700	117
	TOMONY Holdings Inc.	34,900	117
	Glory Ltd.	6,700	116
	Japan Aviation Electronics Industry Ltd.	6,500	116
	Fuji Seal International Inc.	6,400	116
	Raito Kogyo Co. Ltd.	6,900	116
[1]	Shochiku Co. Ltd.	1,500	116
	Bank of Nagoya Ltd.	2,400	115
	Namura Shipbuilding Co. Ltd.	8,700	115
	Sumitomo Warehouse Co. Ltd.	6,300	115
	Starts Corp. Inc.	4,200	114
	Kaga Electronics Co. Ltd.	6,400	113
	Takuma Co. Ltd.	9,600	113
	JINS Holdings Inc.	2,600	113
	NTN Corp.	70,100	112
	Tokai Tokyo Financial Holdings Inc.	32,700	111
	Elecom Co. Ltd.	10,100	111
	U-Next Holdings Co. Ltd.	9,300	111

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	San-A Co. Ltd.	5,500	110
	KYB Corp.	5,700	110
	Katitas Co. Ltd.	8,100	110
	FCC Co. Ltd.	5,200	109
	Maxell Ltd.	8,600	108
	Mitsubishi Pencil Co. Ltd.	6,400	108
	Mochida Pharmaceutical Co. Ltd.	5,100	107
	Dai-Dan Co. Ltd.	4,500	107
	Open Up Group Inc.	8,700	107
	Aiful Corp.	46,100	106
	Aoyama Trading Co. Ltd.	7,500	106
[1]	Fuji Media Holdings Inc.	6,600	106
	Hosiden Corp.	7,800	106
[1]	Sakura Internet Inc.	3,900	106
	Artience Co. Ltd.	5,200	105
	Riken Keiki Co. Ltd.	5,400	102
	Toyo Corp.	10,700	102
	Megmilk Snow Brand Co. Ltd.	5,900	101
	Hyakujushi Bank Ltd.	4,600	101
	Tri Chemical Laboratories Inc.	4,300	101
	Bunka Shutter Co. Ltd.	8,110	100
	Bank of Iwate Ltd.	5,000	100
	Nippon Television Holdings Inc.	5,300	99
	Kurabo Industries Ltd.	2,400	99
	Yushin Precision Equipment Co. Ltd.	23,600	99
	Systena Corp.	43,300	98
	Mitsui High-Tec Inc.	17,500	98
	Sekisui Jushi Corp.	7,900	98
	JMDC Inc.	4,900	98
	Keiyo Bank Ltd.	17,500	97
	Nichicon Corp.	11,600	97
	Ogaki Kyoritsu Bank Ltd.	6,500	96
	Joyful Honda Co. Ltd.	7,400	96
	Global One Real Estate Investment Corp.	135	96
	Megachips Corp.	2,900	95
	FULLCAST Holdings Co. Ltd.	8,900	95
	Fujita Kanko Inc.	1,500	95
	Arata Corp.	4,500	95
	Takasago International Corp.	2,100	95
	Bando Chemical Industries Ltd.	8,200	94
	Chugoku Marine Paints Ltd.	6,700	94
[1]	Kasumigaseki Capital Co. Ltd.	1,000	94
[1]	Ministop Co. Ltd.	8,500	93
	Nisshin Oillio Group Ltd.	2,900	93
	Noritsu Koki Co. Ltd.	3,100	93
	Anycolor Inc.	4,900	93
	Nippon Paper Industries Co. Ltd.	13,700	92
	Cybozu Inc.	4,700	92
	Sinko Industries Ltd.	11,400	92
	Daiei Kankyo Co. Ltd.	5,100	92
	Iino Kaiun Kaisha Ltd.	13,200	91
	Ryoyo Ryosan Holdings Inc.	5,424	91
	Nippn Corp.	6,300	90
	Toa Corp.	10,000	90
	Yamazen Corp.	10,100	89
	Tokai Rika Co. Ltd.	5,900	88
	Belc Co. Ltd.	2,000	88
	Sakata Seed Corp.	3,900	88
	Toyo Construction Co. Ltd.	9,800	88
	Japan Material Co. Ltd.	9,400	88
[1]	Adastria Co. Ltd.	4,500	87
	Kitz Corp.	11,400	87
	Yonex Co. Ltd.	5,600	87
	Fuji Kyuko Co. Ltd.	5,700	86
	Wacom Co. Ltd.	20,700	86
	Nissan Shatai Co. Ltd.	12,600	86
	MCJ Co. Ltd.	9,500	86
	SMS Co. Ltd.	11,200	86
	Kameda Seika Co. Ltd.	3,300	85
	Ichigo Inc.	35,300	85

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sakata INX Corp.	7,000	85
	Sanyo Electric Railway Co. Ltd.	6,300	85
	Sumitomo Densetsu Co. Ltd.	2,800	84
	Token Corp.	1,000	84
*,1	euglena Co. Ltd.	25,900	84
	Hankyu Hanshin REIT Inc.	88	84
	Fukuda Denshi Co. Ltd.	1,900	84
[1]	ARCLANDS Corp.	7,700	83
[1]	Mani Inc.	9,200	83
	Oki Electric Industry Co. Ltd.	13,500	83
	Tocalo Co. Ltd.	7,100	83
	YAMABIKO Corp.	5,000	83
	Japan Wool Textile Co. Ltd.	9,300	82
	Achilles Corp.	8,500	82
	Prima Meat Packers Ltd.	5,600	82
	Sanyo Denki Co. Ltd.	1,400	82
	Tsugami Corp.	6,900	82
	Shibaura Mechatronics Corp.	1,500	82
	Aichi Steel Corp.	1,700	81
	Aeon Delight Co. Ltd.	2,600	81
	Noritake Co. Ltd.	3,400	81
	Torishima Pump Manufacturing Co. Ltd.	5,400	81
	Shibaura Machine Co. Ltd.	3,400	81
	CRE Logistics REIT Inc.	88	81
	Japan Lifeline Co. Ltd.	7,700	80
	Zacros Corp.	2,900	80
	Nichiha Corp.	4,000	80
	Toho Bank Ltd.	38,400	80
	Yamanashi Chuo Bank Ltd.	5,800	80
	Sanyo Special Steel Co. Ltd.	4,300	79
[1]	TSI Holdings Co. Ltd.	9,900	79
	Premium Group Co. Ltd.	5,400	79
	Funai Soken Holdings Inc.	4,900	78
	Jaccs Co. Ltd.	3,000	78
	Totech Corp.	4,800	78
	Chudenko Corp.	3,700	77
	MOS Food Services Inc.	3,300	77
	Trusco Nakayama Corp.	5,800	77
	Topre Corp.	6,300	77
	Nippon Light Metal Holdings Co. Ltd.	7,390	77
	Okinawa Cellular Telephone Co.	2,800	77
	Komeri Co. Ltd.	4,000	76
	Ichigo Office REIT Investment Corp.	140	76
	Pola Orbis Holdings Inc.	9,400	75
	Sumitomo Riko Co. Ltd.	6,900	75
	JCU Corp.	3,300	75
	Konoike Transport Co. Ltd.	3,800	75
	Argo Graphics Inc.	2,200	74
	Heiwado Co. Ltd.	4,600	74
	Konishi Co. Ltd.	9,100	74
	Maruzen Showa Unyu Co. Ltd.	1,900	74
	Totetsu Kogyo Co. Ltd.	3,600	74
	Tokyo Individualized Educational Institute Inc.	32,100	73
	San ju San Financial Group Inc.	4,900	73
*	Nxera Pharma Co. Ltd.	12,800	73
	Central Glass Co. Ltd.	3,300	72
	Itoki Corp.	6,600	72
	Ricoh Leasing Co. Ltd.	2,100	72
[1]	Wakita & Co. Ltd.	6,400	72
	TRE Holdings Corp.	6,600	72
*	Medley Inc.	3,900	72
	NPR-RIKEN Corp.	4,200	72
	Kyokuyo Co. Ltd.	2,600	71
	Tosei Corp.	4,400	71
	KOMEDA Holdings Co. Ltd.	3,900	71
	Happinet Corp.	2,200	70
	Kurimoto Ltd.	2,200	70
[1]	Kohnan Shoji Co. Ltd.	2,900	70
	Nitto Kogyo Corp.	3,500	70
	AZ-COM MARUWA Holdings Inc.	8,800	70

ESG International Stock ETF
		Shares	Market Value• ($000)
	Itoham Yonekyu Holdings Inc.	2,780	69
	Aisan Industry Co. Ltd.	5,200	69
	Eizo Corp.	4,800	69
	Earth Corp.	2,100	69
	SOSiLA Logistics REIT Inc.	100	69
	Kumiai Chemical Industry Co. Ltd.	13,100	68
	Life Corp.	5,600	68
	Shibuya Corp.	3,100	68
	Toshiba TEC Corp.	3,400	68
	Tsurumi Manufacturing Co. Ltd.	3,100	68
	Zuken Inc.	2,200	68
	Menicon Co. Ltd.	8,100	68
*	Chiyoda Corp.	31,600	67
	Daiichi Jitsugyo Co. Ltd.	4,200	67
	Hokkan Holdings Ltd.	6,000	67
	Riso Kagaku Corp.	7,400	67
	Towa Pharmaceutical Co. Ltd.	3,600	67
	Japan Transcity Corp.	10,900	67
	Mirai Corp.	242	67
	Nittetsu Mining Co. Ltd.	1,700	66
	Okamoto Industries Inc.	1,900	66
	Ai Holdings Corp.	5,100	66
[1]	Ichibanya Co. Ltd.	10,100	65
	Furukawa Co. Ltd.	4,700	65
	Nippon Densetsu Kogyo Co. Ltd.	4,600	65
	WingArc1st Inc.	2,800	65
	Kosaido Holdings Co. Ltd.	19,700	65
	Central Automotive Products Ltd.	2,000	65
	Godo Steel Ltd.	2,400	64
	Nissin Corp.	2,200	64
	Nohmi Bosai Ltd.	3,000	64
[1]	dip Corp.	4,500	64
	Tamura Corp.	17,600	64
	UT Group Co. Ltd.	4,300	64
	Senshu Electric Co. Ltd.	2,000	64
	Fuso Chemical Co. Ltd.	2,800	63
	Nishio Holdings Co. Ltd.	2,300	63
	Transcosmos Inc.	3,000	63
	KH Neochem Co. Ltd.	3,800	63
	Hioki EE Corp.	1,300	62
	Hokuto Corp.	4,900	62
	Digital Arts Inc.	1,500	62
	T Hasegawa Co. Ltd.	3,300	62
	Yokogawa Bridge Holdings Corp.	3,600	62
	Nagawa Co. Ltd.	1,400	62
	JBCC Holdings Inc.	2,100	62
	Eiken Chemical Co. Ltd.	4,200	61
	Fukushima Galilei Co. Ltd.	3,400	61
	Ishihara Sangyo Kaisha Ltd.	5,400	61
	Shikoku Kasei Holdings Corp.	4,900	61
	Tekken Corp.	3,600	61
	Nextage Co. Ltd.	6,100	61
	Future Corp.	5,100	60
	Japan Pulp & Paper Co. Ltd.	15,000	60
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	60
	Tokyo Electron Device Ltd.	2,800	60
	Daio Paper Corp.	10,900	60
	Takara Standard Co. Ltd.	5,300	60
	Yuasa Trading Co. Ltd.	2,000	60
	Raksul Inc.	7,600	60
[1]	IDOM Inc.	8,000	59
	BML Inc.	3,200	59
	ASKUL Corp.	5,600	59
[1]	Onward Holdings Co. Ltd.	16,300	59
	Miroku Jyoho Service Co. Ltd.	4,800	59
	Optex Group Co. Ltd.	5,300	59
	Zojirushi Corp.	5,800	59
*,1	Remixpoint Inc.	20,300	59
	Autobacs Seven Co. Ltd.	5,900	58
	Hamakyorex Co. Ltd.	6,800	58

ESG International Stock ETF
		Shares	Market Value• ($000)
	VT Holdings Co. Ltd.	17,000	58
	Hosokawa Micron Corp.	2,200	58
	Milbon Co. Ltd.	3,000	58
	Ryobi Ltd.	3,900	58
	Yurtec Corp.	5,500	58
	Procrea Holdings Inc.	4,900	58
	Komori Corp.	6,900	57
	United Arrows Ltd.	3,900	56
[1]	Furuno Electric Co. Ltd.	3,700	56
	Broadleaf Co. Ltd.	13,200	56
[1]	Change Holdings Inc.	6,700	56
	CTI Engineering Co. Ltd.	3,600	56
	First Bank of Toyama Ltd.	8,500	56
	Canon Electronics Inc.	3,300	55
	Hibiya Engineering Ltd.	2,500	55
	Nichiden Corp.	2,900	55
	Oita Bank Ltd.	2,500	55
	Uchida Yoko Co. Ltd.	1,200	55
	eGuarantee Inc.	4,700	55
	Optorun Co. Ltd.	4,900	55
[1]	One REIT Inc.	35	55
	Base Co. Ltd.	2,500	55
	ES-Con Japan Ltd.	7,900	54
*	HIS Co. Ltd.	5,800	54
	Idec Corp.	3,200	54
	JP-Holdings Inc.	12,900	54
	Oiles Corp.	3,600	54
[1]	Osaka Steel Co. Ltd.	2,900	54
	Genky DrugStores Co. Ltd.	2,800	54
	Nichireki Group Co. Ltd.	3,600	54
	PILLAR Corp.	2,300	54
	Lifedrink Co. Inc.	5,200	54
	Prestige International Inc.	11,200	53
	Ichiyoshi Securities Co. Ltd.	10,600	53
[1]	Matsuya Co. Ltd.	7,400	53
	T-Gaia Corp.	3,000	53
	Torii Pharmaceutical Co. Ltd.	1,900	53
	Pasona Group Inc.	3,900	53
[1]	Tama Home Co. Ltd.	2,400	53
[1]	PHC Holdings Corp.	7,400	53
	Toyobo Co. Ltd.	8,000	52
	Asahi Diamond Industrial Co. Ltd.	9,400	52
	Fukui Bank Ltd.	4,200	52
	Nissha Co. Ltd.	5,500	52
	Pacific Industrial Co. Ltd.	5,600	52
	Digital Holdings Inc.	5,200	52
	Showa Sangyo Co. Ltd.	2,781	52
	Tonami Holdings Co. Ltd.	1,000	52
*,1	RENOVA Inc.	11,300	52
	EM Systems Co. Ltd.	10,100	52
[1]	KeePer Technical Laboratory Co. Ltd.	2,000	52
	Teikoku Electric Manufacturing Co. Ltd.	2,500	51
[1]	Riso Kyoiku Co. Ltd.	29,700	51
[1]	Fuji Co. Ltd.	3,700	51
	Yokorei Co. Ltd.	9,000	51
	TechMatrix Corp.	3,500	51
	Chuo Spring Co. Ltd.	4,700	50
	Kyosan Electric Manufacturing Co. Ltd.	15,300	50
[1]	Nomura Co. Ltd.	8,800	50
	Tachibana Eletech Co. Ltd.	3,000	50
	Tsukishima Holdings Co. Ltd.	4,700	50
[1]	Starzen Co. Ltd.	2,700	50
	Furuya Metal Co. Ltd.	2,700	50
	TOA Road Corp.	5,000	50
	Nippon Carbon Co. Ltd.	1,800	49
	Shikoku Bank Ltd.	6,200	49
	ValueCommerce Co. Ltd.	8,900	49
	Create SD Holdings Co. Ltd.	2,600	49
	Restar Corp.	3,100	49
*	eRex Co. Ltd.	9,400	49

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ehime Bank Ltd.	6,400	48
	JSP Corp.	3,500	48
	Mandom Corp.	5,700	48
[1]	Shoei Foods Corp.	1,900	48
	JAC Recruitment Co. Ltd.	9,200	48
	Hoosiers Holdings Co. Ltd.	6,800	48
	Vision Inc.	6,300	48
	TV Asahi Holdings Corp.	2,800	47
	Asahi Yukizai Corp.	1,800	47
	Sumitomo Mitsui Construction Co. Ltd.	17,000	47
	Macromill Inc.	5,700	47
	Proto Corp.	3,300	47
	Transaction Co. Ltd.	3,300	47
	Dai Nippon Toryo Co. Ltd.	5,700	46
	Mitsuboshi Belting Ltd.	1,800	46
	ESPEC Corp.	3,000	46
	Roland Corp.	1,800	46
	Iriso Electronics Co. Ltd.	2,500	45
	Mitsui DM Sugar Holdings Co. Ltd.	1,900	45
	Nippon Seiki Co. Ltd.	6,000	45
	Sato Holdings Corp.	3,300	45
	Sodick Co. Ltd.	7,200	45
	Hirata Corp.	1,400	45
	Mirai Industry Co. Ltd.	1,900	45
	Goldcrest Co. Ltd.	2,100	44
	CMK Corp.	14,100	44
	Daiwa Industries Ltd.	4,000	44
	en Japan Inc.	3,900	44
	Miyazaki Bank Ltd.	2,000	44
	Sakai Moving Service Co. Ltd.	2,800	44
	Alconix Corp.	4,400	44
	Vital KSK Holdings Inc.	5,600	44
	World Co. Ltd.	2,800	44
	RS Technologies Co. Ltd.	2,000	44
	Takara Bio Inc.	7,600	43
	Fujibo Holdings Inc.	1,300	43
	Nitta Corp.	1,800	43
	Sintokogio Ltd.	7,200	43
	Shin-Etsu Polymer Co. Ltd.	4,100	43
	Star Micronics Co. Ltd.	3,300	43
	TPR Co. Ltd.	2,800	43
	Topy Industries Ltd.	3,100	43
	Yahagi Construction Co. Ltd.	5,100	43
	KAWADA TECHNOLOGIES Inc.	2,100	43
[1]	Toyo Gosei Co. Ltd.	1,200	43
	Kanto Denka Kogyo Co. Ltd.	7,100	42
	Nachi-Fujikoshi Corp.	1,900	42
	Sanyo Chemical Industries Ltd.	1,600	42
[1]	Yondoshi Holdings Inc.	3,500	42
	Feed One Co. Ltd.	7,780	42
	Insource Co. Ltd.	7,200	42
	Altech Corp.	2,500	42
	Yamaichi Electronics Co. Ltd.	3,000	42
	Bank of the Ryukyus Ltd.	5,500	41
	Kanaden Corp.	4,100	41
	Tokyu Construction Co. Ltd.	7,800	41
	Toyo Kanetsu KK	1,600	41
	Union Tool Co.	1,400	41
	Mie Kotsu Group Holdings Inc.	11,800	41
	Doutor Nichires Holdings Co. Ltd.	2,600	41
	Anicom Holdings Inc.	11,500	41
	Noevir Holdings Co. Ltd.	1,500	41
	Fixstars Corp.	3,500	41
	Asanuma Corp.	9,100	41
	Aiphone Co. Ltd.	2,300	40
	Avex Inc.	4,800	40
	Geo Holdings Corp.	3,500	40
	Intage Holdings Inc.	3,500	40
[1]	Piolax Inc.	2,500	40
	G-Tekt Corp.	3,700	40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Studio Alice Co. Ltd.	3,000	40
	Retail Partners Co. Ltd.	4,700	40
	Tachi-S Co. Ltd.	3,400	40
	Avant Group Corp.	3,200	40
*	M&A Research Institute Holdings Inc.	4,500	40
	Hokuetsu Industries Co. Ltd.	3,000	40
	J Trust Co. Ltd.	13,800	39
	Fujiya Co. Ltd.	2,600	39
	Futaba Industrial Co. Ltd.	7,800	39
	Kyodo Printing Co. Ltd.	1,400	39
	Nihon Tokushu Toryo Co. Ltd.	4,200	39
	Unipres Corp.	5,500	39
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	39
	m-up Holdings Inc.	3,900	39
[1]	Septeni Holdings Co. Ltd.	17,600	39
	Chubu Steel Plate Co. Ltd.	2,700	39
	DyDo Group Holdings Inc.	1,900	38
	Nagaileben Co. Ltd.	3,300	38
	Okura Industrial Co. Ltd.	1,600	38
	SBS Holdings Inc.	2,000	38
	Riken Technos Corp.	5,300	38
	Riken Vitamin Co. Ltd.	2,400	38
	WATAMI Co. Ltd.	5,700	38
[1]	Bell System24 Holdings Inc.	4,500	38
	MARUKA FURUSATO Corp.	2,500	38
	Chiyoda Integre Co. Ltd.	1,800	37
	Axial Retailing Inc.	5,700	37
	Ines Corp.	3,200	37
	Anest Iwata Corp.	4,600	37
*	Nippon Sheet Glass Co. Ltd.	14,000	37
	Noritz Corp.	3,300	37
	Rock Field Co. Ltd.	3,500	37
	Tanseisha Co. Ltd.	6,300	37
	Kyorin Pharmaceutical Co. Ltd.	4,100	37
	Osaka Organic Chemical Industry Ltd.	2,200	37
	MEC Co. Ltd.	2,200	37
	Seikitokyu Kogyo Co. Ltd.	3,600	37
	Computer Engineering & Consulting Ltd.	2,900	36
	Enplas Corp.	1,100	36
	Sakai Chemical Industry Co. Ltd.	2,000	36
	Towa Bank Ltd.	8,300	36
	Yamagata Bank Ltd.	3,900	36
	DKS Co. Ltd.	1,900	36
[1]	Aeon Hokkaido Corp.	6,500	36
	West Holdings Corp.	3,400	36
	Akita Bank Ltd.	2,200	35
	AOKI Holdings Inc.	4,300	35
	Siix Corp.	4,900	35
	Arakawa Chemical Industries Ltd.	4,600	35
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	35
	GLOBERIDE Inc.	2,800	35
	Joshin Denki Co. Ltd.	2,400	35
	Nichiban Co. Ltd.	2,600	35
	NS United Kaiun Kaisha Ltd.	1,300	35
	Tokai Corp.	2,600	35
	Kyoei Steel Ltd.	2,700	35
	FIDEA Holdings Co. Ltd.	3,400	35
	Curves Holdings Co. Ltd.	8,000	35
	Oriental Shiraishi Corp.	14,100	35
	Tosei REIT Investment Corp.	41	35
	Plus Alpha Consulting Co. Ltd.	3,700	35
	Katakura Industries Co. Ltd.	2,400	34
	Krosaki Harima Corp.	2,000	34
	Press Kogyo Co. Ltd.	8,800	34
	Toa Corp. (XTKS)	5,300	34
[1]	Toho Titanium Co. Ltd.	5,300	34
	Yokowo Co. Ltd.	3,500	34
	Qol Holdings Co. Ltd.	3,200	34
	GREE Holdings Inc.	9,300	34
*	Istyle Inc.	11,000	34

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Yamashin-Filter Corp.	8,800	34
	Arisawa Manufacturing Co. Ltd.	3,600	34
	Nippon Sharyo Ltd.	2,400	33
	Shin Nippon Biomedical Laboratories Ltd.	3,300	33
	Shinnihon Corp.	3,300	33
*	Oisix ra daichi Inc.	3,900	33
[1]	Ki-Star Real Estate Co. Ltd.	1,100	33
[1]	Komehyo Holdings Co. Ltd.	1,700	33
	Weathernews Inc.	1,400	32
	Hochiki Corp.	1,900	32
[1]	OSAKA Titanium Technologies Co. Ltd.	2,800	32
	Mitsuba Corp.	6,100	32
	Nippon Signal Co. Ltd.	5,300	32
	Tenma Corp.	1,900	32
	Pack Corp.	1,500	32
	Tochigi Bank Ltd.	17,200	32
	Toenec Corp.	5,000	32
	Zenrin Co. Ltd.	4,800	32
	SRA Holdings	1,100	32
	Sparx Group Co. Ltd.	3,100	32
	Midac Holdings Co. Ltd.	2,200	32
	Health Care & Medical Investment Corp.	45	32
	JSB Co. Ltd.	1,500	32
	Chubu Shiryo Co. Ltd.	3,600	31
	Fujicco Co. Ltd.	2,900	31
	Futaba Corp.	8,900	31
	JCR Pharmaceuticals Co. Ltd.	9,300	31
	Koa Corp.	4,800	31
	Mitsubishi Research Institute Inc.	1,000	31
	Nittoku Co. Ltd.	2,100	31
	giftee Inc.	3,300	31
	Orient Corp.	5,500	30
	Shinwa Co. Ltd.	1,600	30
	Fudo Tetra Corp.	2,000	30
	Shibusawa Logistics Corp.	1,400	30
	Shimizu Bank Ltd.	3,100	30
	Sumida Corp.	4,800	30
	TOC Co. Ltd.	7,000	30
[1]	FP Partner Inc.	1,800	30
	Takamatsu Construction Group Co. Ltd.	1,600	29
	Komatsu Matere Co. Ltd.	5,600	29
	Nippon Ceramic Co. Ltd.	1,600	29
	Onoken Co. Ltd.	3,000	29
	Sekisui Kasei Co. Ltd.	12,000	29
	Akatsuki Inc.	1,400	29
	Nippon Fine Chemical Co. Ltd.	2,000	29
	Shinagawa Refractories Co. Ltd.	2,500	29
	Central Sports Co. Ltd.	1,700	28
	Amuse Inc.	2,800	28
	Mirarth Holdings Inc.	8,100	28
	Nissei ASB Machine Co. Ltd.	800	28
	Seikagaku Corp.	5,500	28
[1]	Vector Inc.	4,500	28
	KPP Group Holdings Co. Ltd.	6,200	28
	Aichi Corp.	2,700	27
	Daido Metal Co. Ltd.	8,000	27
*	Jamco Corp.	2,200	27
	Key Coffee Inc.	2,000	27
*	KNT-CT Holdings Co. Ltd.	3,600	27
	Matsuda Sangyo Co. Ltd.	1,300	27
	Nippon Thompson Co. Ltd.	8,000	27
	Shimojima Co. Ltd.	3,100	27
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	27
	Daikyonishikawa Corp.	6,600	27
	LITALICO Inc.	3,800	27
	Amvis Holdings Inc.	6,100	27
	Cosel Co. Ltd.	3,800	26
	Nihon Nohyaku Co. Ltd.	5,200	26
	Kenko Mayonnaise Co. Ltd.	2,000	26
	Sumitomo Seika Chemicals Co. Ltd.	800	26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Xebio Holdings Co. Ltd.	3,200	26
	NEC Capital Solutions Ltd.	1,000	26
	METAWATER Co. Ltd.	2,000	26
	Nisso Holdings Co. Ltd.	5,000	26
	Imperial Hotel Ltd.	4,300	26
	Aida Engineering Ltd.	4,400	25
	Nippon Denko Co. Ltd.	13,800	25
	Nippon Road Co. Ltd.	2,000	25
	V Technology Co. Ltd.	1,600	24
	Fukuda Corp.	700	24
*,1	Sourcenext Corp.	17,100	24
	Tayca Corp.	2,500	24
	Daito Pharmaceutical Co. Ltd.	1,770	24
	Elan Corp.	4,800	24
*,1	TerraSky Co. Ltd.	1,600	24
	Nippon Rietec Co. Ltd.	2,400	24
[1]	Nafco Co. Ltd.	2,000	24
	Obara Group Inc.	1,000	23
	Chori Co. Ltd.	1,100	23
	MTI Ltd.	4,000	23
	Ichikoh Industries Ltd.	8,300	23
	Taki Chemical Co. Ltd.	1,000	23
	Oro Co. Ltd.	1,400	23
	Yukiguni Maitake Co. Ltd.	2,900	23
	Chiyoda Co. Ltd.	3,000	22
	Daiho Corp.	900	22
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	22
	Rheon Automatic Machinery Co. Ltd.	2,700	22
	France Bed Holdings Co. Ltd.	2,600	22
	Ryoden Corp.	1,400	22
	Shinko Shoji Co. Ltd.	3,600	22
	Shima Seiki Manufacturing Ltd.	3,400	22
	COLOPL Inc.	7,100	22
	Takaoka Toko Co. Ltd.	1,600	22
	ZIGExN Co. Ltd.	7,800	22
	JDC Corp.	6,900	22
	Daiki Aluminium Industry Co. Ltd.	3,300	22
	Taiho Kogyo Co. Ltd.	5,100	21
*	Pacific Metals Co. Ltd.	1,600	21
	Tv Tokyo Holdings Corp.	900	21
	YAKUODO Holdings Co. Ltd.	1,700	21
	Central Security Patrols Co. Ltd.	1,100	20
	Gakken Holdings Co. Ltd.	3,100	20
	Gecoss Corp.	2,900	20
	Kintetsu Department Store Co. Ltd.	1,400	20
*	Nippon Chemi-Con Corp.	3,400	20
	Tokushu Tokai Paper Co. Ltd.	800	20
	Solasto Corp.	6,400	20
*	Net Protections Holdings Inc.	7,000	20
	GMO Financial Holdings Inc.	4,100	20
	Chofu Seisakusho Co. Ltd.	1,500	19
	Fuso Pharmaceutical Industries Ltd.	1,200	19
	Hodogaya Chemical Co. Ltd.	900	19
	J-Oil Mills Inc.	1,400	19
	Halows Co. Ltd.	700	19
	Asahi Co. Ltd.	2,000	19
[1]	Kojima Co. Ltd.	2,700	18
	Nitto Kohki Co. Ltd.	1,300	18
	Neturen Co. Ltd.	2,700	18
	Yorozu Corp.	2,700	18
	Nihon Chouzai Co. Ltd.	2,000	18
	Ebase Co. Ltd.	4,800	18
	Fuji Pharma Co. Ltd.	1,900	17
	Shindengen Electric Manufacturing Co. Ltd.	1,000	17
	St. Marc Holdings Co. Ltd.	1,100	17
	LIFULL Co. Ltd.	15,300	17
	Tsubaki Nakashima Co. Ltd.	5,700	17
	Sankyo Tateyama Inc.	4,400	17
	Moriroku Holdings Co. Ltd.	1,300	17
	G-7 Holdings Inc.	1,900	17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fibergate Inc.	2,700	17
	Nakayama Steel Works Ltd.	3,100	16
	Tomoku Co. Ltd.	1,000	16
	DKK Co. Ltd.	1,400	15
	Maezawa Kyuso Industries Co. Ltd.	1,700	15
	Nippon Parking Development Co. Ltd.	10,600	15
	Honeys Holdings Co. Ltd.	1,400	15
[1]	Kitanotatsujin Corp.	13,900	15
*	Demae-Can Co. Ltd.	10,400	15
	Corona Corp. Class A	2,200	14
[1]	Giken Ltd.	1,400	14
	Iseki & Co. Ltd.	1,900	14
	Koatsu Gas Kogyo Co. Ltd.	2,800	14
[1]	Okuwa Co. Ltd.	2,700	14
	Sanoh Industrial Co. Ltd.	3,300	14
	S-Pool Inc.	6,900	14
	Fukui Computer Holdings Inc.	600	13
[1]	Aeon Fantasy Co. Ltd.	700	13
*	Gurunavi Inc.	6,800	13
[1]	YA-MAN Ltd.	2,600	13
	Media Do Co. Ltd.	1,200	13
	Furukawa Battery Co. Ltd.	1,400	13
	Tsutsumi Jewelry Co. Ltd.	800	12
*,1	Open Door Inc.	3,000	12
	GMO GlobalSign Holdings KK	800	12
	Airport Facilities Co. Ltd.	2,700	11
	Alpha Systems Inc.	500	11
	Takamiya Co. Ltd.	4,200	11
	Tess Holdings Co. Ltd.	6,600	11
	Pronexus Inc.	1,200	10
	Nihon Trim Co. Ltd.	400	10
	Okabe Co. Ltd.	1,900	10
	Ohara Inc.	1,400	10
	Atrae Inc.	2,100	10
	Alpen Co. Ltd.	600	9
*,1	Japan Display Inc.	75,200	9
	Medical Data Vision Co. Ltd.	3,200	9
[1]	Airtrip Corp.	1,400	9
*,1	FDK Corp.	2,700	8
	World Holdings Co. Ltd.	600	8
	Abalance Corp.	1,800	7
	Advan Group Co. Ltd.	800	5
	Cleanup Corp.	1,200	5
	Marvelous Inc.	1,400	5
	Japan Medical Dynamic Marketing Inc.	700	3
			692,087
Kuwait (0.3%)
	Kuwait Finance House KSCP	1,898,793	4,919
	National Bank of Kuwait SAKP	1,337,602	4,458
	Mobile Telecommunications Co. KSCP	398,582	633
	Boubyan Bank KSCP	224,562	487
	Gulf Bank KSCP	360,573	401
	National Industries Group Holding SAK	392,442	348
	Mabanee Co. KPSC	120,005	321
	Agility Public Warehousing Co. KSC	280,208	247
*	Warba Bank KSCP	304,741	237
	Al Ahli Bank of Kuwait KSCP	170,300	178
	Boursa Kuwait Securities Co. KPSC	16,677	154
	Kuwait Real Estate Co. KSC	138,882	147
	Commercial Real Estate Co. KSC	235,099	145
	Kuwait International Bank KSCP	198,755	138
	Gulf Cables & Electrical Industries Group Co. KSCP	20,541	131
	Burgan Bank SAK	174,074	127
	Salhia Real Estate Co. KSCP	70,238	95
	Kuwait Telecommunications Co.	51,605	95
*	Kuwait Projects Co. Holding KSCP	285,899	92
	Integrated Holding Co. KCSC	46,810	79
*	National Real Estate Co. KPSC	216,724	60
*	Jazeera Airways Co. KSCP	15,409	48

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Alimtiaz Investment Group KSC	214,928	40
			13,580
Malaysia (0.6%)
	Malayan Banking Bhd.	1,294,100	3,111
	Public Bank Bhd.	2,540,700	2,585
	CIMB Group Holdings Bhd.	1,426,800	2,506
	Gamuda Bhd.	926,200	908
	IHH Healthcare Bhd.	501,400	837
	Press Metal Aluminium Holdings Bhd.	651,100	740
	SD Guthrie Bhd.	605,000	688
	AMMB Holdings Bhd.	493,400	637
	MISC Bhd.	356,974	584
	Celcomdigi Bhd.	671,600	556
	RHB Bank Bhd.	337,900	524
	Hong Leong Bank Bhd.	101,500	488
	Petronas Chemicals Group Bhd.	497,000	416
	Kuala Lumpur Kepong Bhd.	88,800	411
	Sunway Bhd.	390,700	404
	IOI Corp. Bhd.	456,900	398
	Maxis Bhd.	496,000	385
	Axiata Group Bhd.	807,900	379
	Sime Darby Bhd.	752,000	370
	TIME dotCom Bhd.	300,000	344
	Telekom Malaysia Bhd.	185,782	285
	QL Resources Bhd.	254,950	278
	Inari Amertron Bhd.	580,400	271
	Alliance Bank Malaysia Bhd.	225,700	266
	PPB Group Bhd.	105,900	255
	KPJ Healthcare Bhd.	414,500	221
[2]	MR DIY Group M Bhd.	713,000	221
	United Plantations Bhd.	41,550	214
	Sime Darby Property Bhd.	644,300	203
	My EG Services Bhd.	1,007,800	199
	Bursa Malaysia Bhd.	109,900	197
	Nestle Malaysia Bhd.	10,100	191
*	Top Glove Corp. Bhd.	888,400	181
	Frontken Corp. Bhd.	212,700	179
	Hartalega Holdings Bhd.	303,900	154
	SP Setia Bhd. Group	472,600	143
	Hong Leong Financial Group Bhd.	33,800	139
	Fraser & Neave Holdings Bhd.	23,500	132
	IGB REIT	238,200	121
	MBSB Bhd.	716,600	114
	HAP Seng Consolidated Bhd.	149,000	108
	VS Industry Bhd.	489,700	107
	IOI Properties Group Bhd.	247,500	106
	Kossan Rubber Industries Bhd.	253,500	101
	Scientex Bhd.	115,900	95
	Bank Islam Malaysia Bhd.	168,300	94
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	89
	Pentamaster Corp. Bhd.	120,250	84
	Padini Holdings Bhd.	212,400	80
	Mah Sing Group Bhd.	277,400	77
	CTOS Digital Bhd.	292,000	75
	Malaysian Pacific Industries Bhd.	16,700	69
	Bermaz Auto Bhd.	293,000	68
	FGV Holdings Bhd.	216,300	55
	Malaysian Resources Corp. Bhd.	530,500	53
*	Supermax Corp. Bhd.	306,240	52
*	Greatech Technology Bhd.	130,400	49
	UEM Sunrise Bhd.	235,100	47
*	UWC Bhd.	82,200	46
	Cahya Mata Sarawak Bhd.	175,500	42
*	WCT Holdings Bhd.	235,000	40
	D&O Green Technologies Bhd.	129,900	34
*,2	Lotte Chemical Titan Holding Bhd.	192,400	19
*	Astro Malaysia Holdings Bhd.	306,900	15
			22,840

ESG International Stock ETF
		Shares	Market Value• ($000)
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	502,100	3,538
	Fomento Economico Mexicano SAB de CV	302,823	2,843
	America Movil SAB de CV Class B	3,879,741	2,758
	Wal-Mart de Mexico SAB de CV	885,000	2,341
	Cemex SAB de CV	2,648,500	1,627
	Grupo Aeroportuario del Pacifico SAB de CV Class B	69,100	1,303
	Grupo Bimbo SAB de CV Class A	385,534	1,034
	Arca Continental SAB de CV	93,000	961
*	Grupo Financiero Inbursa SAB de CV	408,700	946
	Grupo Aeroportuario del Sureste SAB de CV Class B	33,215	898
	Coca-Cola Femsa SAB de CV	93,420	832
	Gruma SAB de CV Class B	32,535	562
	Grupo Carso SAB de CV	93,993	544
	Fibra Uno Administracion SA de CV	470,400	510
	Prologis Property Mexico SA de CV	160,317	507
*	Industrias Penoles SAB de CV	31,630	484
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,953	461
	Promotora y Operadora de Infraestructura SAB de CV	36,470	363
	Qualitas Controladora SAB de CV	35,800	345
	Corp. Inmobiliaria Vesta SAB de CV	145,800	341
[2]	Banco del Bajio SA	133,800	301
	Regional SAB de CV	42,700	276
	Grupo Comercial Chedraui SA de CV	46,300	265
[2]	FIBRA Macquarie Mexico	160,816	247
	Gentera SAB de CV	165,400	229
	Kimberly-Clark de Mexico SAB de CV Class A	125,100	187
	Alsea SAB de CV	82,600	180
	El Puerto de Liverpool SAB de CV	33,400	164
	Genomma Lab Internacional SAB de CV Class B	120,400	152
	Grupo Televisa SAB	386,200	150
	Bolsa Mexicana de Valores SAB de CV	68,700	122
	Operadora De Sites Mexicanos SAB de CV	192,900	108
	Orbia Advance Corp. SAB de CV	147,700	103
	Megacable Holdings SAB de CV	45,900	99
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	143,500	93
	La Comer SAB de CV	54,800	90
*,2	Grupo Traxion SAB de CV Class A	55,200	48
*,2	Nemak SAB de CV	327,600	43
	Alpek SAB de CV Class A	51,600	33
	Concentradora Fibra Danhos SA de CV	25,700	27
	Grupo Rotoplas SAB de CV	25,441	16
			26,131
Netherlands (3.1%)
	ASML Holding NV	68,152	48,475
	Prosus NV	230,813	10,164
	ING Groep NV	544,496	9,693
*,2	Adyen NV	5,164	9,426
	Wolters Kluwer NV	40,836	6,280
	Koninklijke Ahold Delhaize NV	162,389	5,725
	ASM International NV	8,051	4,382
	Universal Music Group NV	130,134	3,621
*	Koninklijke Philips NV	137,776	3,586
	DSM-Firmenich AG	29,938	3,208
	NN Group NV	47,879	2,428
	Koninklijke KPN NV	628,350	2,399
	Akzo Nobel NV	30,039	1,856
[2]	Euronext NV	13,826	1,747
	EXOR NV	16,759	1,633
[2]	ABN AMRO Bank NV	82,639	1,567
	BE Semiconductor Industries NV	13,399	1,511
	IMCD NV	9,991	1,483
	ASR Nederland NV	26,127	1,386
	Aegon Ltd.	177,716	1,125
	Randstad NV	18,900	763
*	InPost SA	41,866	724
*,2	Just Eat Takeaway.com NV	32,262	651
[2]	Signify NV	23,101	492
	Koninklijke Vopak NV	11,216	474

ESG International Stock ETF
		Shares	Market Value• ($000)
	JDE Peet's NV	24,906	466
[2]	CTP NV	19,954	344
	TKH Group NV	7,910	305
	Allfunds Group plc	59,019	305
	Van Lanschot Kempen NV	5,896	282
	Corbion NV	10,785	236
	APERAM SA	7,156	218
	OCI NV	17,907	207
*,2	Basic-Fit NV	8,517	204
*	Galapagos NV	7,777	202
*	Havas NV	111,821	161
	Eurocommercial Properties NV	6,306	160
	Flow Traders Ltd.	4,728	125
	Wereldhave NV	4,375	71
[1]	PostNL NV	52,070	55
	Brunel International NV	4,271	46
	NSI NV	1,894	43
*	TomTom NV	8,898	42
*,1,2	Alfen NV	2,891	38
			128,309
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	100,450	1,921
	Auckland International Airport Ltd.	291,193	1,333
	Infratil Ltd.	168,614	1,029
	Meridian Energy Ltd.	226,711	747
*	a2 Milk Co. Ltd.	123,895	614
	EBOS Group Ltd.	27,276	603
	Mainfreight Ltd.	14,035	547
	Spark New Zealand Ltd.	345,967	440
[1]	Mercury NZ Ltd.	124,895	415
*	Fletcher Building Ltd.	179,706	343
	Summerset Group Holdings Ltd.	43,015	297
*	Ryman Healthcare Ltd.	134,553	233
	Freightways Group Ltd.	24,006	149
	Kiwi Property Group Ltd.	229,050	120
	Precinct Properties Group	179,790	116
	Stride Property Group	134,058	93
	Air New Zealand Ltd.	236,505	83
	Vector Ltd.	30,069	68
	Argosy Property Ltd.	111,338	63
	SKY Network Television Ltd.	40,250	57
	Scales Corp. Ltd.	14,271	34
			9,305
Norway (0.5%)
	DNB Bank ASA	171,507	3,957
	Mowi ASA	78,191	1,457
	Telenor ASA	105,979	1,371
	Norsk Hydro ASA	227,384	1,343
	Orkla ASA	131,125	1,268
	Storebrand ASA	77,455	846
	Yara International ASA	29,377	835
	TOMRA Systems ASA	40,888	612
	Gjensidige Forsikring ASA	27,897	572
	Salmar ASA	11,493	570
	SpareBank 1 Sor-Norge ASA	38,038	537
	Schibsted ASA Class A	17,886	499
	Bakkafrost P/F	9,212	463
	SpareBank 1 SMN	27,644	450
*	Nordic Semiconductor ASA	32,981	406
[1]	Frontline plc	24,389	395
	Schibsted ASA Class B	11,683	314
	Protector Forsikring ASA	10,801	305
	Borregaard ASA	15,766	261
	Leroy Seafood Group ASA	46,707	220
*	DOF Group ASA	27,570	218
	Veidekke ASA	15,973	206
	Hafnia Ltd.	47,254	203
	Golden Ocean Group Ltd.	19,129	189
[2]	Europris ASA	25,770	186

ESG International Stock ETF
		Shares	Market Value• ($000)
	Aker ASA Class A	3,413	184
*,2	AutoStore Holdings Ltd.	183,251	172
*	Cadeler A/S	32,879	151
*,2	Scatec ASA	20,759	149
	Atea ASA	12,433	146
	Hoegh Autoliners ASA	20,261	138
*,2	Crayon Group Holding ASA	13,290	137
	Wallenius Wilhelmsen ASA	15,859	121
	Austevoll Seafood ASA	11,638	111
	FLEX LNG Ltd.	4,974	109
	MPC Container Ships ASA	66,447	106
*,2	Entra ASA	9,765	98
*,2	Elkem ASA	47,514	96
	Stolt-Nielsen Ltd.	3,611	85
	Wilh Wilhelmsen Holding ASA Class A	2,052	74
	Bonheur ASA	3,216	68
*,1	NEL ASA	266,701	53
*	Hexagon Composites ASA	23,158	52
[1]	Grieg Seafood ASA	8,499	36
*	Aker Carbon Capture ASA	46,153	30
			19,799
Philippines (0.2%)
	International Container Terminal Services Inc.	187,860	1,132
	BDO Unibank Inc.	405,924	1,052
	Bank of the Philippine Islands	365,023	783
	SM Prime Holdings Inc.	1,851,700	714
	Ayala Land Inc.	1,292,100	484
	Metropolitan Bank & Trust Co.	325,317	403
	Jollibee Foods Corp.	80,870	359
	PLDT Inc.	15,140	347
	Globe Telecom Inc.	4,970	195
	Universal Robina Corp.	149,130	171
	GT Capital Holdings Inc.	18,090	159
[2]	Monde Nissin Corp.	1,208,000	157
	AREIT Inc.	197,700	139
	Century Pacific Food Inc.	192,700	135
	JG Summit Holdings Inc.	485,200	133
	Converge Information & Communications Technology Solutions Inc.	485,000	130
	Robinsons Land Corp.	357,800	74
*	Cebu Air Inc.	83,620	45
	Wilcon Depot Inc.	252,300	34
	Megaworld Corp.	1,101,000	33
	D&L Industries Inc.	244,200	23
			6,702
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	149,806	2,562
	Powszechny Zaklad Ubezpieczen SA	99,407	1,329
	Bank Polska Kasa Opieki SA	29,769	1,259
*,2	Dino Polska SA	8,426	1,035
	LPP SA	214	967
	Santander Bank Polska SA	6,758	877
	CD Projekt SA	12,590	693
*,2	Allegro.eu SA	99,917	691
*	mBank SA	2,202	407
*	CCC SA	7,869	369
	Alior Bank SA	15,078	355
	Asseco Poland SA	9,955	341
	Grupa Kety SA	1,564	312
	KRUK SA	2,920	296
*	Bank Millennium SA	98,301	282
	Budimex SA	2,088	281
	Benefit Systems SA	378	270
	Orange Polska SA	109,659	223
[2]	XTB SA	10,702	175
	Bank Handlowy w Warszawie SA	4,281	115
*,2	Pepco Group NV	23,436	97
*	Cyfrowy Polsat SA	27,583	95
	AmRest Holdings SE	8,831	36
*	Grupa Azoty SA	6,762	34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Warsaw Stock Exchange	1,564	16
			13,117
Portugal (0.1%)
	Jeronimo Martins SGPS SA	47,215	1,016
	Banco Comercial Portugues SA	1,366,659	762
	EDP Renovaveis SA	52,293	464
	NOS SGPS SA	56,027	248
	Sonae SGPS SA	197,943	208
	CTT-Correios de Portugal SA	26,085	189
	REN - Redes Energeticas Nacionais SGPS SA	46,945	119
	Navigator Co. SA	29,610	100
	Altri SGPS SA	8,211	52
[1]	Mota-Engil SGPS SA	12,381	38
			3,196
Qatar (0.2%)
	Qatar National Bank QPSC	760,208	3,465
	Qatar Islamic Bank QPSC	292,207	1,672
	Commercial Bank PSQC	560,774	696
	Al Rayan Bank	1,052,555	672
	Ooredoo QPSC	175,115	598
	Qatar Gas Transport Co. Ltd.	481,743	595
	Qatar Navigation QSC	171,729	497
	Mesaieed Petrochemical Holding Co.	1,102,202	432
	Barwa Real Estate Co.	331,224	259
	Doha Bank QPSC	410,310	219
	Vodafone Qatar QSC	386,594	207
	Qatar Aluminum Manufacturing Co.	427,710	148
	United Development Co. QSC	355,162	102
	Al Meera Consumer Goods Co. QSC	20,566	83
			9,645
Romania (0.0%)
	Banca Transilvania SA	136,024	812
*	MED Life SA	46,244	57
	One United Properties SA	8,891	38
*	Teraplast SA	230,800	21
			928
Russia (0.0%)
*,3	Sberbank of Russia PJSC	1,437,070	—
*,3	VTB Bank PJSC GDR	17,656	—
*,3	Polyus PJSC	3,525	—
*,3	VTB Bank PJSC	102,284	—
*,3	Sistema AFK PAO	466,300	—
*,3	Credit Bank of Moscow PJSC	1,108,700	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	339,483	9,035
	Saudi National Bank	503,889	4,706
	Saudi Telecom Co.	327,413	3,951
*	Saudi Arabian Mining Co.	208,933	2,538
	Riyad Bank	255,363	2,007
	Alinma Bank	211,614	1,710
	Etihad Etisalat Co.	65,685	1,086
	Almarai Co. JSC	71,312	1,079
	Banque Saudi Fransi	207,705	946
	Arab National Bank	154,483	891
	Co. for Cooperative Insurance	12,859	497
	Riyadh Cables Group Co.	12,554	481
*	Dar Al Arkan Real Estate Development Co.	90,918	433
*	Al Rajhi Co. for Co-operative Insurance	8,693	386
	Arabian Internet & Communications Services Co.	4,364	372
	Sahara International Petrochemical Co.	61,117	348
	Astra Industrial Group Co.	6,718	329
	Jarir Marketing Co.	89,395	301
	Catrion Catering Holding Co.	7,034	255
*	Savola Group	24,843	236
	Mobile Telecommunications Co. Saudi Arabia	79,713	231
	Saudia Dairy & Foodstuff Co.	2,657	219
	Abdullah Al Othaim Markets Co.	77,685	211

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	Arabian Centres Co.	36,132	201
	Electrical Industries Co.	103,250	191
	Leejam Sports Co. JSC	4,388	188
	Retal Urban Development Co. Class A	40,714	175
*	Saudi Chemical Co. Holding	67,363	166
	National Co. for Learning & Education	3,633	166
*	Advanced Petrochemical Co.	22,586	161
	Arriyadh Development Co.	16,889	147
*	National Industrialization Co.	56,806	141
	United International Transportation Co.	6,405	134
	Al Masane Al Kobra Mining Co.	8,069	134
*	AlKhorayef Water & Power Technologies Co.	2,758	120
*	Arabian Contracting Services Co.	2,934	115
	Saudi Automotive Services Co.	5,503	106
	Al-Dawaa Medical Services Co.	4,411	86
	Bawan Co.	5,791	85
*	Al Moammar Information Systems Co.	2,280	83
*	Perfect Presentation For Commercial Services Co.	22,217	83
	Al Rajhi REIT	36,623	81
	BinDawood Holding Co.	41,810	74
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,116	73
	Eastern Province Cement Co.	7,888	71
*	Saudi Ceramic Co.	9,291	70
	City Cement Co.	13,514	70
	Etihad Atheeb Telecommunication Co.	2,615	69
	Almunajem Foods Co.	2,699	68
	Northern Region Cement Co.	24,590	62
*	Middle East Paper Co.	5,996	55
*	Zamil Industrial Investment Co.	5,863	54
*	Sinad Holding Co.	12,767	46
*	Najran Cement Co.	19,398	44
*	Saudi Public Transport Co.	7,905	39
			35,606
Singapore (1.1%)
	DBS Group Holdings Ltd.	347,350	11,863
	Oversea-Chinese Banking Corp. Ltd.	601,800	7,684
	United Overseas Bank Ltd.	210,800	5,972
	Singapore Telecommunications Ltd.	1,312,100	3,310
	Singapore Exchange Ltd.	147,400	1,471
	CapitaLand Integrated Commercial Trust	910,106	1,330
	Keppel Ltd.	237,600	1,209
	Singapore Airlines Ltd.	232,000	1,169
	CapitaLand Ascendas REIT	610,400	1,163
	Wilmar International Ltd.	350,787	835
	CapitaLand Investment Ltd.	417,700	794
	Mapletree Industrial Trust	382,400	561
	Mapletree Logistics Trust	606,400	553
*	Seatrium Ltd.	348,408	547
	Venture Corp. Ltd.	51,000	476
	Keppel DC REIT	287,330	442
	UOL Group Ltd.	97,800	392
	ComfortDelGro Corp. Ltd.	377,300	389
	SATS Ltd.	163,993	370
	Frasers Centrepoint Trust	232,219	353
	Mapletree Pan Asia Commercial Trust	352,500	308
[3]	City Developments Ltd.	73,300	278
	Frasers Logistics & Commercial Trust	443,989	275
	NetLink NBN Trust	416,100	264
	ESR-REIT	1,081,178	192
	Keppel REIT	314,320	186
	iFAST Corp. Ltd.	29,100	186
	Olam Group Ltd.	207,500	154
	Raffles Medical Group Ltd.	187,000	128
	Hutchison Port Holdings Trust	766,600	127
	Lendlease Global Commercial REIT	310,632	116
	SIA Engineering Co. Ltd.	61,500	109
	Singapore Post Ltd.	235,000	98
	StarHub Ltd.	106,900	95
	Sheng Siong Group Ltd.	77,700	94

ESG International Stock ETF
		Shares	Market Value• ($000)
	CapitaLand China Trust	181,800	90
	First Resources Ltd.	78,900	85
	Digital Core REIT Management Pte. Ltd.	149,200	84
	Riverstone Holdings Ltd.	103,000	77
	UMS Integration Ltd.	91,100	69
	CDL Hospitality Trusts	106,500	61
	Bumitama Agri Ltd.	98,900	60
*	AEM Holdings Ltd.	58,663	58
*	Manulife US REIT	304,794	22
	Nanofilm Technologies International Ltd.	27,500	14
*	COSCO SHIPPING International Singapore Co. Ltd.	104,600	10
*,3	Eagle Hospitality Trust	38,000	—
			44,123
South Africa (1.1%)
	Naspers Ltd.	30,380	7,212
	FirstRand Ltd.	867,948	3,259
	Gold Fields Ltd.	153,448	2,709
	Capitec Bank Holdings Ltd.	16,301	2,679
	Standard Bank Group Ltd.	230,474	2,674
	Anglogold Ashanti plc (XJSE)	73,279	2,099
	MTN Group Ltd.	302,766	1,892
	Absa Group Ltd.	143,049	1,430
	Bid Corp. Ltd.	58,228	1,397
	Sanlam Ltd.	291,589	1,343
	Nedbank Group Ltd.	82,566	1,236
	Shoprite Holdings Ltd.	83,552	1,216
	Discovery Ltd.	92,827	1,025
	Bidvest Group Ltd.	61,135	799
	Clicks Group Ltd.	42,987	796
	NEPI Rockcastle NV	102,547	740
	Remgro Ltd.	89,925	711
*	Impala Platinum Holdings Ltd.	140,131	663
	Anglogold Ashanti plc	21,053	620
[2]	Pepkor Holdings Ltd.	447,255	616
	Vodacom Group Ltd.	96,933	612
	Aspen Pharmacare Holdings Ltd.	67,629	591
	Mr. Price Group Ltd.	44,788	580
	Old Mutual Ltd.	798,512	538
	Woolworths Holdings Ltd.	162,307	503
	Anglo American Platinum Ltd.	15,005	450
	Foschini Group Ltd.	57,015	414
	Tiger Brands Ltd.	27,023	394
	Growthpoint Properties Ltd.	577,964	393
	Momentum Group Ltd.	219,904	357
	Northam Platinum Holdings Ltd.	60,981	318
	AVI Ltd.	62,073	310
	Investec Ltd.	43,844	281
*,1	MultiChoice Group	46,535	264
	Truworths International Ltd.	58,598	245
	Redefine Properties Ltd.	964,963	226
	Sappi Ltd.	98,503	214
	Netcare Ltd.	271,168	196
	Fortress Real Estate Investments Ltd. Class B	185,886	195
[1]	Life Healthcare Group Holdings Ltd.	232,323	183
	Kumba Iron Ore Ltd.	8,868	177
	Barloworld Ltd.	28,672	157
	Vukile Property Fund Ltd.	160,782	151
	Hyprop Investments Ltd.	60,579	138
	Santam Ltd.	6,290	137
	Resilient REIT Ltd.	41,469	132
	African Rainbow Minerals Ltd.	17,306	126
*	Pick n Pay Stores Ltd.	81,640	124
[2]	Dis-Chem Pharmacies Ltd.	60,307	105
	Motus Holdings Ltd.	20,750	100
	We Buy Cars Holdings Ltd.	41,879	100
*	MAS plc	82,588	98
	Coronation Fund Managers Ltd.	46,175	95
*	Telkom SA SOC Ltd.	44,457	85
	Omnia Holdings Ltd.	24,302	83

ESG International Stock ETF
		Shares	Market Value• ($000)
	Equites Property Fund Ltd.	108,089	80
[1]	Super Group Ltd.	56,563	79
	DRDGOLD Ltd.	69,482	75
	Attacq Ltd.	107,854	74
	DataTec Ltd.	28,310	72
	JSE Ltd.	10,653	70
	AECI Ltd.	13,043	67
	Grindrod Ltd.	77,028	54
*	KAP Ltd.	368,211	54
	Ninety One Ltd.	28,960	51
	Astral Foods Ltd.	4,747	42
	Curro Holdings Ltd.	67,237	42
			44,948
South Korea (2.9%)
	Samsung Electronics Co. Ltd.	825,018	30,873
	SK Hynix Inc.	93,473	12,405
	NAVER Corp.	23,341	3,316
	Celltrion Inc.	26,253	3,312
	Hyundai Motor Co.	23,461	3,111
	KB Financial Group Inc.	56,581	3,036
	Shinhan Financial Group Co. Ltd.	83,690	2,647
*,2	Samsung Biologics Co. Ltd.	3,046	2,332
*	Alteogen Inc.	7,271	1,938
	Hana Financial Group Inc.	43,872	1,789
	Hyundai Mobis Co. Ltd.	10,391	1,749
*	Kakao Corp.	57,538	1,704
*	LG Energy Solution Ltd.	6,865	1,663
*	Krafton Inc.	6,089	1,433
	Samsung Fire & Marine Insurance Co. Ltd.	5,367	1,405
	Samsung SDI Co. Ltd.	8,927	1,378
	Woori Financial Group Inc.	117,319	1,331
*	LG Chem Ltd.	8,021	1,294
	Meritz Financial Group Inc.	15,516	1,286
*	HLB Inc.	20,356	1,242
*	Samsung Heavy Industries Co. Ltd.	112,604	1,077
*	SK Square Co. Ltd.	15,925	991
	LG Electronics Inc.	17,340	939
	Samsung Electro-Mechanics Co. Ltd.	9,496	881
	Yuhan Corp.	9,421	790
	Samsung Life Insurance Co. Ltd.	12,625	749
	Ecopro Co. Ltd.	17,370	744
	HMM Co. Ltd.	51,107	687
*	LG Corp.	14,936	681
	KakaoBank Corp.	37,841	641
*	Ecopro BM Co. Ltd.	7,810	640
*	HYBE Co. Ltd.	3,552	628
	Korea Zinc Co. Ltd.	1,155	586
	Hyundai Glovis Co. Ltd.	6,393	570
	Samsung SDS Co. Ltd.	6,687	565
	Coway Co. Ltd.	9,745	540
	Hanmi Semiconductor Co. Ltd.	8,038	526
	DB Insurance Co. Ltd.	7,675	481
	Industrial Bank of Korea	44,978	480
[1]	POSCO Future M Co. Ltd.	4,819	470
	LS Electric Co. Ltd.	2,721	454
	Samyang Foods Co. Ltd.	705	416
	BNK Financial Group Inc.	51,809	396
*	SK Biopharmaceuticals Co. Ltd.	4,893	384
	Samsung Securities Co. Ltd.	11,823	370
	Korea Investment Holdings Co. Ltd.	6,649	363
*	LG Display Co. Ltd.	56,890	358
*	Amorepacific Corp.	4,368	350
*	LigaChem Biosciences Inc.	4,357	330
*	Hankook Tire & Technology Co. Ltd.	12,667	329
	JB Financial Group Co. Ltd.	27,898	329
*	LG H&H Co. Ltd.	1,487	325
*	Rainbow Robotics	1,371	324
	Hanjin Kal Corp.	5,593	318
*	NCSoft Corp.	2,692	313

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SKC Co. Ltd.	3,294	297
	Sam Chun Dang Pharm Co. Ltd.	2,317	297
	Samsung E&A Co. Ltd.	26,376	296
	Mirae Asset Securities Co. Ltd.	48,318	290
	Doosan Bobcat Inc.	8,686	280
*	LG Innotek Co. Ltd.	2,492	279
*	JYP Entertainment Corp.	4,560	263
	Hanwha Solutions Corp.	17,382	258
	NH Investment & Securities Co. Ltd.	25,187	257
	Hyundai Steel Co.	13,857	253
	Orion Corp.	3,605	251
	HD Hyundai MIPO	3,476	250
	LG Uplus Corp.	34,418	249
*,1	L&F Co. Ltd.	4,215	231
	CJ CheilJedang Corp.	1,372	223
*	IsuPetasys Co. Ltd.	8,415	222
	LEENO Industrial Inc.	1,533	221
*	PharmaResearch Co. Ltd.	1,081	216
	Fila Holdings Corp.	8,391	215
*	Peptron Inc.	3,433	207
*	Hugel Inc.	937	204
*	Classys Inc.	4,616	200
*	Enchem Co. Ltd.	2,748	198
	Hanmi Pharm Co. Ltd.	1,116	184
	KIWOOM Securities Co. Ltd.	2,331	183
*	Hanwha Engine	10,923	169
*	GemVax & Kael Co. Ltd.	6,521	167
*	HL Mando Co. Ltd.	5,467	166
*	DB HiTek Co. Ltd.	5,497	164
	CJ Corp.	2,278	161
*	APR Corp.	3,875	157
*	Lunit Inc.	3,647	154
	Cosmax Inc.	1,306	153
*	Hanall Biopharma Co. Ltd.	6,232	152
*	Youngone Corp.	4,603	150
*	ISU Specialty Chemical	3,357	148
	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	141
	Hyundai Elevator Co. Ltd.	3,707	140
[1]	Posco DX Co. Ltd.	8,785	140
*	Hotel Shilla Co. Ltd.	5,090	139
	S-1 Corp.	3,302	138
*	Doosan Robotics Inc.	3,166	138
	TechWing Inc.	5,224	138
	DGB Financial Group Inc.	21,571	137
	Korean Reinsurance Co.	24,793	136
	Cheil Worldwide Inc.	11,043	135
	Samsung Card Co. Ltd.	4,355	134
*	Pearl Abyss Corp.	5,943	133
*	CosmoAM&T Co. Ltd.	3,602	133
	HPSP Co. Ltd.	7,062	131
	Daejoo Electronic Materials Co. Ltd.	1,806	130
	Jusung Engineering Co. Ltd.	5,500	126
	F&F Co. Ltd.	2,603	126
	SK REITs Co. Ltd.	35,613	126
*	HLB Life Science Co. Ltd.	16,337	123
	SM Entertainment Co. Ltd.	1,778	122
*	Eo Technics Co. Ltd.	1,351	122
*	Celltrion Pharm Inc.	3,241	121
	Shinsung Delta Tech Co. Ltd.	2,392	120
	NongShim Co. Ltd.	501	117
	KCC Corp.	654	116
*	SK Bioscience Co. Ltd.	3,914	114
	People & Technology Inc.	3,713	114
*	ABLBio Inc.	3,982	111
	Hansol Chemical Co. Ltd.	1,447	109
*	Oscotec Inc.	5,399	109
*	Koh Young Technology Inc.	9,606	109
	Park Systems Corp.	766	109
	ST Pharm Co. Ltd.	2,042	108
*	Kakaopay Corp.	4,508	106

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Kolmar Korea Co. Ltd.	2,446	103
*	Cafe24 Corp.	2,357	102
*	Shinsegae Inc.	1,015	99
	Pan Ocean Co. Ltd.	37,850	98
	WONIK IPS Co. Ltd.	5,572	97
	Hyundai Autoever Corp.	1,066	97
	Hanwha Life Insurance Co. Ltd.	53,246	96
[2]	Netmarble Corp.	3,453	95
*	Naturecell Co. Ltd.	8,052	94
	HD Hyundai Construction Equipment Co. Ltd.	1,829	94
*	Hyundai Department Store Co. Ltd.	2,381	93
*	Ottogi Corp.	353	93
	Chong Kun Dang Pharmaceutical Corp.	1,670	92
*	Wemade Co. Ltd.	3,407	91
*	HLB Therapeutics Co. Ltd.	12,818	91
	SOOP Co. Ltd.	1,312	90
	CS Wind Corp.	3,171	89
*	Kakao Games Corp.	8,038	88
*	Kum Yang Co. Ltd.	5,581	86
*	LOTTE Fine Chemical Co. Ltd.	3,058	85
	LX Semicon Co. Ltd.	2,067	85
	Hana Tour Service Inc.	2,152	84
	Seegene Inc.	4,869	82
	ISC Co. Ltd.	1,843	82
*	SOLUM Co. Ltd.	6,700	81
*	VT Co. Ltd.	3,461	81
*	Seojin System Co. Ltd.	5,086	80
	Lake Materials Co. Ltd.	6,170	80
*	Binggrae Co. Ltd.	1,188	79
	YG Entertainment Inc.	1,825	79
*,2	SK IE Technology Co. Ltd.	4,080	79
*	Silicon2 Co. Ltd.	4,268	79
	Youngone Holdings Co. Ltd.	1,252	78
	CJ Logistics Corp.	1,213	78
*	Soulbrain Co. Ltd.	609	78
*	Dongjin Semichem Co. Ltd.	4,277	77
	Dongsuh Cos. Inc.	4,807	77
*	Eugene Technology Co. Ltd.	2,626	76
*	NICE Information Service Co. Ltd.	8,409	74
*	Daesang Corp.	4,629	73
*	Hanon Systems	24,031	73
	Daeduck Electronics Co. Ltd.	5,916	73
*	Daou Technology Inc.	5,200	72
	Daehan Flour Mill Co. Ltd.	824	72
*	Cosmochemical Co. Ltd.	5,429	71
	Hyosung TNC Corp.	451	70
	Green Cross Corp.	792	68
	DoubleUGames Co. Ltd.	2,068	68
*	CJ ENM Co. Ltd.	1,599	67
	Medytox Inc.	774	67
	HS Hyosung Advanced Materials Corp.	524	67
*	Kumho Tire Co. Inc.	19,076	64
	Daewoong Pharmaceutical Co. Ltd.	723	63
	Korea Asset In Trust Co. Ltd.	36,297	63
	Mcnex Co. Ltd.	3,985	63
	S&S Tech Corp.	3,081	62
	Advanced Nano Products Co. Ltd.	1,258	62
	Sebang Global Battery Co. Ltd.	1,217	61
	Hanil Cement Co. Ltd.	5,724	61
	Daishin Securities Co. Ltd.	5,185	60
*	AMOREPACIFIC Group	4,161	60
	Partron Co. Ltd.	12,074	59
	ESR Kendall Square REIT Co. Ltd.	17,755	59
*	Hana Micron Inc.	7,818	59
*	Lotte Shopping Co. Ltd.	1,336	58
*	Hyundai Bioscience Co. Ltd.	7,165	58
	Ahnlab Inc.	1,106	57
*	Creative & Innovative System	10,517	57
*	InBody Co. Ltd.	3,476	56
	Shinhan Alpha REIT Co. Ltd.	13,641	56

ESG International Stock ETF
		Shares	Market Value• ($000)
	Han Kuk Carbon Co. Ltd.	5,293	56
	SL Corp.	2,310	55
*	HDC Holdings Co. Ltd.	5,695	54
	TCC Steel	2,666	54
	Kolon Industries Inc.	2,327	53
	Innox Advanced Materials Co. Ltd.	2,734	53
*	Duk San Neolux Co. Ltd.	2,518	53
*	HK inno N Corp.	2,155	53
*	Seoul Semiconductor Co. Ltd.	11,036	52
	SPC Samlip Co. Ltd.	1,535	52
*	SK oceanplant Co. Ltd.	4,947	52
*	Asiana Airlines Inc.	6,963	51
	Innocean Worldwide Inc.	4,028	51
	Daeduck Co. Ltd.	10,366	50
	Seobu T&D	13,036	50
*	Mezzion Pharma Co. Ltd.	2,595	50
*,1	Chabiotech Co. Ltd.	6,331	50
	HS Industries Co. Ltd.	13,845	49
*	Korea Line Corp.	42,253	49
*	Yuanta Securities Korea Co. Ltd.	28,078	49
	Pharmicell Co. Ltd.	6,830	48
	SIMMTECH Co. Ltd.	3,410	48
*	Ecopro HN Co. Ltd.	2,439	48
	NEXTIN Inc.	1,400	48
*	Fadu Inc.	4,674	48
	Youlchon Chemical Co. Ltd.	2,421	47
	NHN Corp.	3,452	47
	Dentium Co. Ltd.	1,010	47
	Korea Electric Terminal Co. Ltd.	915	45
	Dongwon Industries Co. Ltd.	1,883	45
*	Synopex Inc.	13,119	45
	Hancom Inc.	2,992	44
	LX Holdings Corp.	9,687	44
*	Binex Co. Ltd.	3,764	43
	TES Co. Ltd.	2,992	43
*	KC Tech Co. Ltd.	1,856	43
	Daewoong Co. Ltd.	3,023	42
*	Daea TI Co. Ltd.	19,070	42
*	Namyang Dairy Products Co. Ltd.	820	42
*	Eubiologics Co. Ltd.	5,035	42
*	KC Co. Ltd.	3,171	41
*	Hanjin Transportation Co. Ltd.	3,074	41
*	CJ CGV Co. Ltd.	11,775	41
	Caregen Co. Ltd.	2,185	41
*	Com2uSCorp	1,316	40
	iMarketKorea Inc.	7,289	40
*	Cuckoo Homesys Co. Ltd.	2,617	40
*	Ananti Inc.	9,676	39
	Hankook & Co. Co. Ltd.	3,492	38
	Green Cross Holdings Corp.	4,002	38
	SK Networks Co. Ltd.	12,913	38
	Cheryong Electric Co. Ltd.	1,419	38
	Dongwon F&B Co. Ltd.	1,713	37
*	Hyundai GF Holdings	9,865	37
*	Hanwha Investment & Securities Co. Ltd.	15,612	37
*	SK Securities Co. Ltd.	112,916	37
	i-SENS Inc.	3,403	37
	Humedix Co. Ltd.	1,444	37
	Hanssem Co. Ltd.	1,158	36
	BH Co. Ltd.	3,513	36
	LS Materials Ltd.	4,617	36
*	KISWIRE Ltd.	2,846	35
*	SFA Semicon Co. Ltd.	16,020	35
*	Foosung Co. Ltd.	10,740	35
*	Shinsegae International Inc.	4,982	35
	Tokai Carbon Korea Co. Ltd.	624	35
	RFHIC Corp.	3,212	35
*	Lotte Rental Co. Ltd.	1,780	35
	HAESUNG DS Co. Ltd.	1,752	35
*	Nexon Games Co. Ltd.	3,789	35

ESG International Stock ETF
		Shares	Market Value• ($000)
*	CMG Pharmaceutical Co. Ltd.	26,786	34
	Hanwha General Insurance Co. Ltd.	12,867	34
	SK Chemicals Co. Ltd.	1,198	34
	Harim Holdings Co. Ltd.	9,638	34
*	Solid Inc.	7,019	34
	PSK Inc.	2,623	34
	DongKook Pharmaceutical Co. Ltd.	3,074	33
*	Dong-A ST Co. Ltd.	1,035	33
	L&C Bio Co. Ltd.	2,238	33
	OCI Co. Ltd.	809	33
	Doosan Tesna Inc.	1,544	32
	Samwha Capacitor Co. Ltd.	1,578	31
	Tongyang Life Insurance Co. Ltd.	9,006	31
	Advanced Process Systems Corp.	2,691	31
*	Bioneer Corp.	3,245	31
	Unid Co. Ltd.	564	31
	Dongkuk Steel Mill Co. Ltd.	4,869	31
	JW Pharmaceutical Corp.	2,012	30
	KH Vatec Co. Ltd.	4,675	30
	Webzen Inc.	3,628	30
*	NICE Holdings Co. Ltd.	3,866	30
*	Taekwang Industrial Co. Ltd.	62	30
*	Shinsung E&G Co. Ltd.	35,225	30
	MegaStudyEdu Co. Ltd.	1,133	30
*	Samyang Holdings Corp.	694	28
	Intellian Technologies Inc.	1,162	28
	Posco M-Tech Co. Ltd.	3,139	28
	Hansol Technics Co. Ltd.	9,370	27
	Vieworks Co. Ltd.	1,793	27
*	Amicogen Inc.	9,708	27
*	Zinus Inc.	2,107	27
	Myoung Shin Industrial Co. Ltd.	4,181	27
	Sam-A Aluminum Co. Ltd.	1,264	27
	Gradiant Corp.	2,893	26
*	Young Poong Corp.	91	26
*	LF Corp.	2,298	26
	Samyang Corp.	836	26
*	PI Advanced Materials Co. Ltd.	2,086	26
	Solus Advanced Materials Co. Ltd.	4,074	26
	Boryung	3,724	26
	TKG Huchems Co. Ltd.	2,232	25
	HL Holdings Corp.	1,004	25
	ENF Technology Co. Ltd.	1,626	25
*	Humasis Co. Ltd.	21,564	25
	INTOPS Co. Ltd.	1,889	24
	Daol Investment & Securities Co. Ltd.	13,079	24
	Toptec Co. Ltd.	7,852	24
*	W-Scope Chungju Plant Co. Ltd.	3,442	24
*	Kwang Dong Pharmaceutical Co. Ltd.	6,101	23
	Korea Petrochemical Ind Co. Ltd.	374	23
	Sungwoo Hitech Co. Ltd.	6,733	23
*	Interflex Co. Ltd.	3,479	23
*	Lotte Wellfood Co. Ltd.	296	23
*	BNC Korea Co. Ltd.	7,790	23
	Huons Global Co. Ltd.	996	22
*	UniTest Inc.	2,757	22
*	Hyundai Green Food	2,294	22
	IS Dongseo Co. Ltd.	1,835	21
	Eugene Investment & Securities Co. Ltd.	11,914	21
*	Studio Dragon Corp.	606	21
*	AbClon Inc.	2,495	21
*	Jeju Air Co. Ltd.	4,408	21
	Dong-A Socio Holdings Co. Ltd.	303	20
*	GOLFZON Co. Ltd.	496	20
*	Neowiz	1,279	19
	Huons Co. Ltd.	1,104	19
	NHN KCP Corp.	3,346	19
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	19
*	Il Dong Pharmaceutical Co. Ltd.	2,373	19
*	Insun ENT Co. Ltd.	5,066	18

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Tongyang Inc.	40,643	18
*	Soulbrain Holdings Co. Ltd.	794	18
	KCC Glass Corp.	840	18
*	Sungeel Hitech Co. Ltd.	699	18
	Hansol Paper Co. Ltd.	2,818	17
*	GC Cell Corp.	1,068	17
*	Hyundai Home Shopping Network Corp.	457	16
*	GeneOne Life Science Inc.	10,592	16
*	Wysiwyg Studios Co. Ltd.	18,032	16
*	DIO Corp.	1,349	15
*	Yungjin Pharmaceutical Co. Ltd.	10,899	15
	Orion Holdings Corp.	1,517	15
	Modetour Network Inc.	2,244	15
*	Hansae Co. Ltd.	1,819	15
	iNtRON Biotechnology Inc.	5,515	15
*	NEPES Corp.	2,665	14
*	Songwon Industrial Co. Ltd.	1,680	14
*	Chunbo Co. Ltd.	542	14
*	Danal Co. Ltd.	6,700	14
	Namhae Chemical Corp.	2,835	13
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	13
*	Nexen Tire Corp.	3,733	13
*	CrystalGenomics Invites Co. Ltd.	8,036	13
	LX Hausys Ltd.	610	13
*,3	NKMax Co. Ltd.	9,664	13
*	Aekyung Industrial Co. Ltd.	1,369	13
	Korea United Pharm Inc.	915	13
*	Helixmith Co. Ltd.	7,698	12
	Yunsung F&C Co. Ltd.	450	12
*	Komipharm International Co. Ltd.	4,115	11
	Able C&C Co. Ltd.	2,316	11
*	Genexine Inc.	3,512	10
*	Dongkuk CM Co. Ltd.	2,083	10
*	Bukwang Pharmaceutical Co. Ltd.	2,512	8
*	Samsung Pharmaceutical Co. Ltd.	7,300	8
*	Namsun Aluminum Co. Ltd.	8,724	8
*	MedPacto Inc.	3,041	7
	Ilyang Pharmaceutical Co. Ltd.	837	6
*	Hyosung Chemical Corp.	217	6
*	Enplus Co. Ltd.	10,446	6
*	Enzychem Lifesciences Corp.	5,028	4
*	Handsome Co. Ltd.	290	3
	Chongkundang Holdings Corp.	97	3
			121,082
Spain (1.7%)
	Banco Santander SA	2,618,084	16,806
	Banco Bilbao Vizcaya Argentaria SA	990,368	13,128
	Industria de Diseno Textil SA	182,856	9,826
	Amadeus IT Group SA	75,569	5,707
	CaixaBank SA	673,511	4,648
[2]	Cellnex Telecom SA	100,927	3,595
	Telefonica SA	734,889	3,277
[2]	Aena SME SA	12,300	2,723
	Banco de Sabadell SA	881,976	2,420
	Bankinter SA	116,930	1,128
	Merlin Properties Socimi SA	78,422	845
	Acciona SA	3,759	458
	Mapfre SA	160,629	449
[2]	Unicaja Banco SA	240,631	418
	Vidrala SA	3,924	404
	Viscofan SA	6,371	401
	Acerinox SA	33,714	395
	Inmobiliaria Colonial Socimi SA	65,585	385
	Fluidra SA	16,043	370
	Sacyr SA	84,230	294
	Faes Farma SA	78,494	271
	Pharma Mar SA	2,034	201
	Laboratorios Farmaceuticos Rovi SA	3,453	190
	Corp. ACCIONA Energias Renovables SA	8,704	163

ESG International Stock ETF
		Shares	Market Value• ($000)
	Construcciones y Auxiliar de Ferrocarriles SA	3,773	149
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	106,361	121
	Almirall SA	11,052	116
	Melia Hotels International SA	14,953	114
*	Solaria Energia y Medio Ambiente SA	13,810	112
[2]	Gestamp Automocion SA	20,764	57
[2]	Neinor Homes SA	3,582	56
[2]	Prosegur Cash SA	56,654	38
[2]	Global Dominion Access SA	10,196	29
	Atresmedia Corp. de Medios de Comunicacion SA	5,506	28
	Prosegur Cia de Seguridad SA	11,984	24
*	Distribuidora Internacional de Alimentacion SA	1,053	19
			69,365
Sweden (2.4%)
	Investor AB Class B	276,418	8,230
	Atlas Copco AB Class A	455,109	7,771
	Assa Abloy AB Class B	168,971	5,184
	Skandinaviska Enskilda Banken AB Class A	258,230	4,150
	Telefonaktiebolaget LM Ericsson Class B	480,803	3,954
	EQT AB	124,856	3,888
	Swedbank AB Class A	150,290	3,615
	Atlas Copco AB Class B	239,644	3,580
	Investor AB Class A	108,843	3,235
	Svenska Handelsbanken AB Class A	249,281	3,131
	Essity AB Class B	104,722	2,882
	Epiroc AB Class A	146,361	2,856
	Industrivarden AB Class A	48,414	1,831
	Boliden AB	48,304	1,694
	Trelleborg AB Class B	37,748	1,471
	Svenska Cellulosa AB SCA Class B	107,369	1,469
	H & M Hennes & Mauritz AB Class B	107,687	1,444
	Skanska AB Class B	60,779	1,442
	Telia Co. AB	415,446	1,349
	SKF AB Class B	59,953	1,295
	Securitas AB Class B	86,834	1,255
	AddTech AB Class B	39,471	1,190
	Tele2 AB Class B	95,670	1,134
	Nibe Industrier AB Class B	293,443	1,099
	Beijer Ref AB Class B	69,817	1,043
*	Swedish Orphan Biovitrum AB	32,782	964
	AAK AB	30,953	865
*	Castellum AB	77,485	863
*	Fastighets AB Balder Class B	113,252	803
	Getinge AB Class B	39,990	791
	Sagax AB Class B	36,822	764
	SSAB AB Class B	119,385	719
	Lagercrantz Group AB Class B	32,804	690
	Avanza Bank Holding AB	22,613	680
	Investment AB Latour Class B	24,563	667
	Nordnet AB publ	29,145	662
	L E Lundbergforetagen AB Class B	11,861	592
*	Sectra AB Class B	26,517	584
	Holmen AB Class B	14,607	575
	Fortnox AB	88,645	570
[2]	Thule Group AB	17,531	565
	Mycronic AB	13,186	558
	Hemnet Group AB	13,870	519
	Wihlborgs Fastigheter AB	51,603	500
	Loomis AB Class B	11,665	450
	Axfood AB	20,105	426
	Billerud Aktiebolag	35,544	396
*,2	BoneSupport Holding AB	11,000	395
	Epiroc AB Class B	22,765	390
*	Kinnevik AB Class B	42,672	346
	Elekta AB Class B	60,959	335
	Fabege AB	41,712	333
	Vitec Software Group AB Class B	5,942	333
[2]	Bravida Holding AB	38,294	326
*	Camurus AB	5,252	326

ESG International Stock ETF
		Shares	Market Value• ($000)
	Pandox AB Class B	17,161	320
	Storskogen Group AB Class B	227,131	315
	Truecaller AB Class B	41,253	314
	Husqvarna AB Class B	60,820	313
*	Electrolux AB Class B	36,383	311
*	Embracer Group AB Class B	25,510	286
[2]	Munters Group AB	22,591	283
	Electrolux Professional AB Class B	40,253	282
	Wallenstam AB Class B	62,765	279
	Bure Equity AB	8,372	278
	AddLife AB Class B	17,949	273
*	Nyfosa AB	29,014	268
[2]	Dometic Group AB	51,249	245
	Catena AB	5,896	244
*	Asmodee Group AB Class B	25,510	236
	Lindab International AB	12,726	235
*,2	Sinch AB	101,830	225
*,1	Volvo Car AB Class B	106,210	224
	HMS Networks AB	4,817	219
	Peab AB Class B	28,585	215
	Vitrolife AB	11,668	215
	Granges AB	16,827	214
	Bufab AB	4,829	203
	Addnode Group AB Class B	20,560	202
	MIPS AB	4,237	192
*	Modern Times Group MTG AB Class B	16,493	186
[2]	Scandic Hotels Group AB	22,401	178
	Bilia AB Class A	13,676	174
	JM AB	11,745	165
	Medicover AB Class B	8,491	164
	Hufvudstaden AB Class A	14,419	163
	Nolato AB Class B	27,698	157
	NCC AB Class B	8,190	149
	SSAB AB Class A	23,301	141
	Clas Ohlson AB Class B	6,137	138
	NCAB Group AB	28,930	130
	Cibus Nordic Real Estate AB publ	8,562	129
	Instalco AB	41,086	128
	Arjo AB Class B	34,510	126
	NP3 Fastigheter AB	5,159	126
*,2	Boozt AB	10,586	120
	Troax Group AB	6,265	113
[2]	Attendo AB	19,167	111
*	Sdiptech AB Class B	5,692	111
*,2	BioArctic AB Class B	4,703	107
	Biotage AB	10,199	106
	Beijer Alma AB	5,741	106
	Sagax AB	33,751	103
	Atrium Ljungberg AB Class B	5,951	100
	Skandinaviska Enskilda Banken AB Class C	5,756	95
	SkiStar AB	6,073	95
	Ratos AB Class B	25,666	90
*	Dios Fastigheter AB	13,550	90
*	Hexatronic Group AB	30,884	89
	NCC AB Class A	4,523	82
	Samhallsbyggnadsbolaget i Norden AB B Shares	200,022	76
	Systemair AB	9,472	72
	MEKO AB	5,926	67
	Platzer Fastigheter Holding AB Class B	8,509	67
*	Stillfront Group AB	68,590	42
	Cloetta AB Class B	15,983	41
*	Norion Bank AB	10,666	41
	Volati AB	3,451	36
	Corem Property Group AB Class B	71,376	35
	Fagerhult Group AB	8,279	35
	Investment AB Oresund	3,053	32
	Samhallsbyggnadsbolaget i Norden AB	20,190	12
			97,898

ESG International Stock ETF
		Shares	Market Value• ($000)
Switzerland (6.3%)
	Nestle SA (Registered)	450,490	43,487
	Roche Holding AG (XVTX)	119,818	39,903
	Novartis AG (Registered)	349,686	38,053
	UBS Group AG (Registered)	558,603	19,356
	Zurich Insurance Group AG	25,138	16,608
	Swiss Re AG	50,243	8,077
	Alcon AG	85,685	7,994
	Lonza Group AG (Registered)	12,539	7,962
	Givaudan SA (Registered)	1,379	6,215
	Partners Group Holding AG	3,837	5,682
	Swiss Life Holding AG (Registered)	4,918	4,302
	Geberit AG (Registered)	5,774	3,395
	Sandoz Group AG	74,736	3,281
	Sonova Holding AG (Registered)	8,485	2,731
	Chocoladefabriken Lindt & Spruengli AG	213	2,696
	Roche Holding AG (XSWX)	7,577	2,659
	Logitech International SA (Registered)	26,600	2,636
	Schindler Holding AG	8,516	2,615
	Straumann Holding AG (Registered)	18,564	2,528
	Swisscom AG (Registered)	4,262	2,430
	Julius Baer Group Ltd.	35,551	2,399
	Kuehne + Nagel International AG (Registered)	9,217	2,126
[2]	VAT Group AG	4,626	1,751
	Swiss Prime Site AG (Registered)	14,218	1,640
	Baloise Holding AG (Registered)	8,141	1,574
	Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,466
	Helvetia Holding AG (Registered)	6,354	1,194
	SIG Group AG	59,179	1,176
	Georg Fischer AG (Registered)	14,681	1,138
	Belimo Holding AG (Registered)	1,645	1,114
	PSP Swiss Property AG (Registered)	7,190	1,059
	EMS-Chemie Holding AG (Registered)	1,267	888
	Temenos AG (Registered)	10,567	870
	Flughafen Zurich AG (Registered)	3,519	866
[2]	Galenica AG	9,601	860
	Accelleron Industries AG	16,470	784
	Siegfried Holding AG (Registered)	697	746
	Barry Callebaut AG (Registered)	616	744
	Swissquote Group Holding SA (Registered)	1,781	730
	Swatch Group AG (Registered)	18,557	707
	Cembra Money Bank AG	5,819	625
	Swatch Group AG	3,078	599
	Schindler Holding AG (Registered)	2,015	594
	Bucher Industries AG (Registered)	1,310	560
	Mobimo Holding AG (Registered)	1,604	547
*	Sunrise Communications AG Class A	11,448	532
	Tecan Group AG (Registered)	2,384	521
	DKSH Holding AG	6,330	502
	Banque Cantonale Vaudoise (Registered)	4,620	492
	Clariant AG (Registered)	42,600	474
	Inficon Holding AG (Registered)	352	454
	Valiant Holding AG (Registered)	3,377	433
	Comet Holding AG (Registered)	1,329	392
	Burckhardt Compression Holding AG	535	373
	VZ Holding AG	2,126	359
	SFS Group AG	2,727	355
	dormakaba Holding AG	488	354
	Allreal Holding AG (Registered)	1,822	348
	Bachem Holding AG	5,253	340
*	Aryzta AG	158,887	329
	Emmi AG (Registered)	346	316
	Vontobel Holding AG (Registered)	4,194	309
	Huber + Suhner AG (Registered)	3,443	298
	ALSO Holding AG (Registered)	872	270
	St. Galler Kantonalbank AG (Registered)	503	264
	Interroll Holding AG (Registered)	108	260
	Kardex Holding AG (Registered)	897	260
	EFG International AG	14,802	231
	Ypsomed Holding AG (Registered)	589	230

ESG International Stock ETF
		Shares	Market Value• ($000)
	Stadler Rail AG	9,636	219
	Landis+Gyr Group AG	3,817	215
	COSMO Pharmaceuticals NV	2,885	211
	Bossard Holding AG (Registered) Class A	926	207
	Forbo Holding AG (Registered)	193	199
*	ams-OSRAM AG	16,366	175
[2]	Medacta Group SA	1,188	174
*	Arbonia AG	11,179	156
	Daetwyler Holding AG	1,108	154
	OC Oerlikon Corp. AG Pfaffikon (Registered)	32,653	148
	SKAN Group AG	1,667	135
	Softwareone Holding AG	18,917	128
*,2	Sensirion Holding AG	1,820	123
	u-blox Holding AG	1,290	109
*	Basilea Pharmaceutica AG Allschwil (Registered)	1,995	104
	Bell Food Group AG (Registered)	351	97
	Implenia AG (Registered)	2,249	91
	Komax Holding AG (Registered)	653	90
	Intershop Holding AG	550	84
	Vetropack Holding AG (Registered) Class A	2,676	83
	Autoneum Holding AG	533	78
	APG SGA SA	286	68
	Schweiter Technologies AG	137	68
	LEM Holding SA (Registered)	69	65
	Zehnder Group AG	1,068	64
	Bystronic AG	186	63
[2]	Medmix AG	4,583	57
*,2	Medartis Holding AG	662	54
*,2	PolyPeptide Group AG	2,288	52
*	DocMorris AG	1,838	42
	Rieter Holding AG (Registered)	403	39
*,1	Idorsia Ltd.	21,510	33
	VP Bank AG Class A	345	31
[1]	Leonteq AG	1,519	30
[1]	PIERER Mobility AG	1,075	23
			261,732
Taiwan (7.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,162,537	126,963
	MediaTek Inc.	256,319	11,465
	Hon Hai Precision Industry Co. Ltd.	2,067,424	10,704
	Delta Electronics Inc.	373,171	4,481
	Fubon Financial Holding Co. Ltd.	1,396,861	3,891
	CTBC Financial Holding Co. Ltd.	2,832,171	3,500
	Quanta Computer Inc.	458,558	3,398
	Cathay Financial Holding Co. Ltd.	1,586,948	3,273
	ASE Technology Holding Co. Ltd.	558,290	2,821
	United Microelectronics Corp.	2,034,346	2,673
	Asustek Computer Inc.	122,798	2,513
	Chunghwa Telecom Co. Ltd.	640,460	2,491
	Mega Financial Holding Co. Ltd.	2,021,688	2,432
	E.Sun Financial Holding Co. Ltd.	2,638,306	2,327
	Yuanta Financial Holding Co. Ltd.	1,986,652	2,203
	Uni-President Enterprises Corp.	822,682	2,026
	Accton Technology Corp.	87,625	1,754
	Novatek Microelectronics Corp.	99,446	1,628
	Wistron Corp.	470,391	1,573
	First Financial Holding Co. Ltd.	1,846,822	1,548
	KGI Financial Holding Co. Ltd.	2,689,080	1,481
	China Steel Corp.	1,990,008	1,468
	Yageo Corp.	81,890	1,387
	SinoPac Financial Holdings Co. Ltd.	2,007,484	1,382
	Realtek Semiconductor Corp.	83,393	1,376
	Hua Nan Financial Holdings Co. Ltd.	1,602,387	1,353
	Largan Precision Co. Ltd.	16,542	1,346
	Taiwan Cooperative Financial Holding Co. Ltd.	1,788,570	1,332
	Alchip Technologies Ltd.	13,308	1,311
	E Ink Holdings Inc.	137,728	1,136
	Evergreen Marine Corp. Taiwan Ltd.	173,591	1,127
	Lite-On Technology Corp.	348,033	1,115

ESG International Stock ETF
		Shares	Market Value• ($000)
	Taishin Financial Holding Co. Ltd.	2,073,769	1,094
	Wiwynn Corp.	18,464	1,079
*	Shin Kong Financial Holding Co. Ltd.	2,814,676	1,057
	eMemory Technology Inc.	12,000	1,050
	Hotai Motor Co. Ltd.	55,344	1,030
[1]	International Games System Co. Ltd.	34,000	1,003
	Elite Material Co. Ltd.	52,675	999
	Pegatron Corp.	347,794	993
	Chailease Holding Co. Ltd.	255,862	971
	Advantech Co. Ltd.	78,788	964
	Nan Ya Plastics Corp.	912,329	929
	Taiwan Mobile Co. Ltd.	261,896	911
	Asia Vital Components Co. Ltd.	54,703	862
*	PharmaEssentia Corp.	44,721	856
	Shanghai Commercial & Savings Bank Ltd.	634,276	846
	Compal Electronics Inc.	695,401	813
	Far EasTone Telecommunications Co. Ltd.	295,308	805
	Unimicron Technology Corp.	227,850	803
	Silergy Corp.	57,621	777
	Formosa Plastics Corp.	645,473	758
	President Chain Store Corp.	93,090	742
	Airtac International Group	24,662	715
	Jentech Precision Industrial Co. Ltd.	17,591	706
	Chroma ATE Inc.	69,589	703
	Gigabyte Technology Co. Ltd.	88,667	684
	Micro-Star International Co. Ltd.	122,521	681
	King Slide Works Co. Ltd.	11,367	672
	Yang Ming Marine Transport Corp.	300,970	660
	Lotes Co. Ltd.	12,840	633
	Catcher Technology Co. Ltd.	101,031	630
	King Yuan Electronics Co. Ltd.	194,641	621
	Inventec Corp.	444,759	615
	Global Unichip Corp.	15,471	613
	Chang Hwa Commercial Bank Ltd.	1,099,615	606
	Eva Airways Corp.	463,846	602
	ASPEED Technology Inc.	5,500	585
	Innolux Corp.	1,290,349	580
	Voltronic Power Technology Corp.	11,505	569
	Acer Inc.	479,961	566
	WPG Holdings Ltd.	261,678	560
	Eclat Textile Co. Ltd.	33,892	555
	Tripod Technology Corp.	87,700	549
	AUO Corp.	1,175,703	542
	Formosa Chemicals & Fibre Corp.	579,701	520
	Bizlink Holding Inc.	28,975	512
	Vanguard International Semiconductor Corp.	169,544	510
	Far Eastern New Century Corp.	525,312	510
	Synnex Technology International Corp.	239,175	508
	Asia Cement Corp.	401,000	507
	Globalwafers Co. Ltd.	44,000	500
	Phison Electronics Corp.	30,000	500
	Taiwan Business Bank	1,025,437	486
	Chicony Electronics Co. Ltd.	99,000	484
	ASMedia Technology Inc.	7,866	483
	Cheng Shin Rubber Industry Co. Ltd.	313,018	478
*	Tatung Co. Ltd.	369,829	477
	Hiwin Technologies Corp.	50,504	476
	Radiant Opto-Electronics Corp.	78,586	471
	Powertech Technology Inc.	122,666	470
	Pou Chen Corp.	399,085	463
	Foxconn Technology Co. Ltd.	199,368	457
	Fortune Electric Co. Ltd.	21,900	414
	Highwealth Construction Corp.	303,829	406
	Taichung Commercial Bank Co. Ltd.	704,410	406
	TA Chen Stainless Pipe	272,763	404
	Wan Hai Lines Ltd.	157,260	397
	Makalot Industrial Co. Ltd.	34,341	394
	Zhen Ding Technology Holding Ltd.	111,667	393
	Compeq Manufacturing Co. Ltd.	183,785	376
	Walsin Lihwa Corp.	440,456	370

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ruentex Development Co. Ltd.	281,430	360
	United Integrated Services Co. Ltd.	27,000	354
	Sino-American Silicon Products Inc.	91,000	346
	Teco Electric & Machinery Co. Ltd.	210,000	345
	Gold Circuit Electronics Ltd.	51,500	341
	China Airlines Ltd.	473,000	339
	MPI Corp.	14,000	327
	Feng TAY Enterprise Co. Ltd.	77,728	323
	Sinbon Electronics Co. Ltd.	35,362	323
	Nien Made Enterprise Co. Ltd.	24,000	321
	WT Microelectronics Co. Ltd.	96,205	319
	Mitac Holdings Corp.	151,248	319
	Simplo Technology Co. Ltd.	28,000	317
	Lien Hwa Industrial Holdings Corp.	189,901	299
*	Winbond Electronics Corp.	521,289	293
*	Powerchip Semiconductor Manufacturing Corp.	515,730	284
	Wistron NeWeb Corp.	63,791	283
	Topco Scientific Co. Ltd.	31,813	282
	Tong Yang Industry Co. Ltd.	79,000	277
	Capital Securities Corp.	337,000	276
	Taiwan High Speed Rail Corp.	330,000	275
	Bora Pharmaceuticals Co. Ltd.	10,092	274
	Shihlin Electric & Engineering Corp.	48,000	272
	Faraday Technology Corp.	36,313	258
	IBF Financial Holdings Co. Ltd.	589,206	257
*,1	Nanya Technology Corp.	217,000	251
	Goldsun Building Materials Co. Ltd.	192,753	251
	Parade Technologies Ltd.	12,000	246
	Qisda Corp.	222,000	245
	Ruentex Industries Ltd.	117,002	245
	King's Town Bank Co. Ltd.	158,000	243
[1]	AURAS Technology Co. Ltd.	12,000	243
	Fusheng Precision Co. Ltd.	23,000	239
	Giant Manufacturing Co. Ltd.	49,740	236
	Getac Holdings Corp.	64,000	236
	Taiwan Hon Chuan Enterprise Co. Ltd.	46,000	234
	Shin Zu Shing Co. Ltd.	27,841	232
	Poya International Co. Ltd.	14,628	231
	Acter Group Corp. Ltd.	18,000	230
	L&K Engineering Co. Ltd.	27,744	227
	Sanyang Motor Co. Ltd.	107,000	224
	AP Memory Technology Corp.	23,000	217
*	Win Semiconductors Corp.	65,000	216
	Genius Electronic Optical Co. Ltd.	15,000	215
	Elan Microelectronics Corp.	42,000	202
	Taiwan Union Technology Corp.	40,000	201
	Sigurd Microelectronics Corp.	87,000	200
	Merida Industry Co. Ltd.	39,000	199
	Tung Ho Steel Enterprise Corp.	89,110	199
*	China Petrochemical Development Corp.	745,386	189
	Wisdom Marine Lines Co. Ltd.	75,543	189
	Fositek Corp.	9,000	189
*	Elite Advanced Laser Corp.	23,000	187
*	Nan Kang Rubber Tire Co. Ltd.	126,000	181
	Sercomm Corp.	44,000	180
	Macronix International Co. Ltd.	272,000	180
	Pixart Imaging Inc.	22,000	179
	Yulon Finance Corp.	48,569	175
*	HTC Corp.	125,000	174
	Charoen Pokphand Enterprise	55,600	173
	Ardentec Corp.	79,000	172
	Yulon Motor Co. Ltd.	114,185	172
	Chipbond Technology Corp.	85,000	169
	YFY Inc.	187,000	169
	Century Iron & Steel Industrial Co. Ltd.	30,000	169
	Walsin Technology Corp.	58,000	167
	Huaku Development Co. Ltd.	47,400	167
	Flytech Technology Co. Ltd.	36,000	166
	Lotus Pharmaceutical Co. Ltd.	20,000	166
	Everlight Electronics Co. Ltd.	66,000	164

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kinpo Electronics	209,000	164
	Ta Ya Electric Wire & Cable	124,165	162
	Great Wall Enterprise Co. Ltd.	94,402	159
	Kinik Co.	19,000	155
	Foxsemicon Integrated Technology Inc.	16,000	155
	Run Long Construction Co. Ltd.	136,400	154
	Arcadyan Technology Corp.	27,123	154
	Ennostar Inc.	114,000	154
	O-Bank Co. Ltd.	502,000	152
	Supreme Electronics Co. Ltd.	77,980	151
	Gudeng Precision Industrial Co. Ltd.	10,491	151
	Taiwan Surface Mounting Technology Corp.	45,000	150
*	Mercuries Life Insurance Co. Ltd.	699,034	150
	Taiwan Fertilizer Co. Ltd.	92,000	149
	Far Eastern Department Stores Ltd.	203,000	149
	VisEra Technologies Co. Ltd.	17,000	147
	Coretronic Corp.	58,000	146
[1]	XinTec Inc.	27,000	144
	LandMark Optoelectronics Corp.	12,000	141
*	Oneness Biotech Co. Ltd.	59,729	141
	Silicon Integrated Systems Corp.	69,602	140
	Test Research Inc.	36,000	140
	Nan Pao Resins Chemical Co. Ltd.	14,000	139
	Chicony Power Technology Co. Ltd.	36,000	138
	Feng Hsin Steel Co. Ltd.	62,000	136
	Visual Photonics Epitaxy Co. Ltd.	31,000	134
	Nan Ya Printed Circuit Board Corp.	33,000	134
	U-Ming Marine Transport Corp.	59,000	132
	Fitipower Integrated Technology Inc.	18,703	132
	President Securities Corp.	155,532	131
	Kinsus Interconnect Technology Corp.	43,000	130
	Ennoconn Corp.	13,710	130
	Pan Jit International Inc.	77,400	129
	Shinkong Synthetic Fibers Corp.	281,316	129
	momo.com Inc.	11,029	129
	Kaori Heat Treatment Co. Ltd.	14,000	129
	Far Eastern International Bank	306,446	128
	Primax Electronics Ltd.	49,000	128
	Shinkong Insurance Co. Ltd.	42,000	128
[1]	Dynapack International Technology Corp.	24,000	127
	Grape King Bio Ltd.	27,890	125
	Taiwan Secom Co. Ltd.	33,000	124
	Solar Applied Materials Technology Corp.	71,000	123
	WinWay Technology Co. Ltd.	3,000	123
	Gloria Material Technology Corp.	83,000	121
	Allis Electric Co. Ltd.	35,632	121
	Greatek Electronics Inc.	62,000	120
	Hota Industrial Manufacturing Co. Ltd.	46,810	118
	TXC Corp.	38,000	118
	Airoha Technology Corp.	6,000	118
	Wah Lee Industrial Corp.	33,720	116
	Xxentria Technology Materials Corp.	62,461	116
	Kindom Development Co. Ltd.	68,100	114
	Advanced Energy Solution Holding Co. Ltd.	4,000	114
	Grand Process Technology Corp.	3,000	113
	Eternal Materials Co. Ltd.	128,495	112
	Hotai Finance Co. Ltd.	44,950	112
	Systex Corp.	27,000	111
	ADATA Technology Co. Ltd.	43,054	111
	Yankey Engineering Co. Ltd.	8,200	110
*	Unitech Printed Circuit Board Corp.	120,877	109
	ITE Technology Inc.	23,000	108
	AcBel Polytech Inc.	111,883	108
	Transcend Information Inc.	40,000	107
	Taiwan Sakura Corp.	40,000	107
	Merry Electronics Co. Ltd.	30,755	106
	Raydium Semiconductor Corp.	9,000	106
	Sitronix Technology Corp.	16,000	105
	Standard Foods Corp.	98,000	105
*	Taiwan Glass Industry Corp.	205,000	105

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fulgent Sun International Holding Co. Ltd.	22,985	105
	Center Laboratories Inc.	82,614	104
	M31 Technology Corp.	4,600	104
	Johnson Health Tech Co. Ltd.	19,000	103
	Pan-International Industrial Corp.	78,000	103
	Wei Chuan Foods Corp.	188,000	103
	Cheng Uei Precision Industry Co. Ltd.	48,000	101
	Farglory Land Development Co. Ltd.	43,000	101
	IEI Integration Corp.	31,000	101
	Senao International Co. Ltd.	96,000	101
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	101
	Chung Hung Steel Corp.	135,000	101
	Weikeng Industrial Co. Ltd.	95,000	101
	Continental Holdings Corp.	104,000	100
	Global Brands Manufacture Ltd.	44,120	99
	Posiflex Technology Inc.	11,000	99
	EVERGREEN Steel Corp.	34,000	98
[1]	LuxNet Corp.	17,000	98
	Bank of Kaohsiung Co. Ltd.	273,923	97
	Topkey Corp.	15,000	97
	Yungshin Construction & Development Co. Ltd.	21,000	97
	Via Technologies Inc.	35,000	96
	Tong Hsing Electronic Industries Ltd.	25,322	96
	Innodisk Corp.	11,884	96
	Chief Telecom Inc.	7,000	96
*	TaiMed Biologics Inc.	32,960	95
	China Motor Corp.	39,200	94
	Kung Long Batteries Industrial Co. Ltd.	20,000	94
*	RichWave Technology Corp.	15,650	94
	CyberPower Systems Inc.	10,000	94
	Taiwan Paiho Ltd.	42,000	93
	Quanta Storage Inc.	29,000	93
	Orient Semiconductor Electronics Ltd.	85,000	93
	Machvision Inc.	7,039	92
	Nichidenbo Corp.	43,000	92
	Ton Yi Industrial Corp.	185,000	91
	C Sun Manufacturing Ltd.	17,000	91
	FLEXium Interconnect Inc.	43,000	90
	Kenda Rubber Industrial Co. Ltd.	105,001	89
*	Lung Yen Life Service Corp.	45,000	88
	ChipMOS Technologies Inc.	89,000	86
	Dynamic Holding Co. Ltd.	46,997	86
	Sakura Development Co. Ltd.	52,400	86
	Formosa Taffeta Co. Ltd.	146,000	85
	YungShin Global Holding Corp.	54,000	85
	AGV Products Corp.	228,000	84
	Evergreen International Storage & Transport Corp.	91,000	84
	Sporton International Inc.	13,372	84
	Chong Hong Construction Co. Ltd.	29,000	84
	Hannstar Board Corp.	49,680	84
	Cathay Real Estate Development Co. Ltd.	110,000	82
	ITEQ Corp.	36,466	82
	Bioteque Corp.	21,000	82
	Scientech Corp.	8,000	82
	Syncmold Enterprise Corp.	26,000	81
*	Sunplus Technology Co. Ltd.	91,000	80
	Taiwan PCB Techvest Co. Ltd.	75,000	80
	Sinon Corp.	55,000	80
	Sinyi Realty Inc.	89,000	79
*	Microbio Co. Ltd.	79,762	79
	Chenbro Micom Co. Ltd.	9,000	79
	China Steel Chemical Corp.	26,000	78
	Yieh Phui Enterprise Co. Ltd.	151,332	78
	Advanced Wireless Semiconductor Co.	26,370	78
	Brighton-Best International Taiwan Inc.	66,000	78
*	Polaris Group	56,415	78
	YC INOX Co. Ltd.	92,292	77
	Dimerco Express Corp.	30,451	77
	Allied Supreme Corp.	8,000	77
*	JSL Construction & Development Co. Ltd.	27,000	77

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Bills Finance Corp.	165,000	76
	Advanced International Multitech Co. Ltd.	32,000	76
	Ability Opto-Electronics Technology Co. Ltd.	12,000	76
	Zyxel Group Corp.	60,961	75
	Pegavision Corp.	6,514	75
	Clevo Co.	50,000	74
	Sampo Corp.	86,000	74
	Sheng Yu Steel Co. Ltd.	92,000	74
*	HannStar Display Corp.	276,000	73
	Taiyen Biotech Co. Ltd.	74,000	73
*	Andes Technology Corp.	6,000	73
	Gamania Digital Entertainment Co. Ltd.	30,000	72
	Kenmec Mechanical Engineering Co. Ltd.	27,000	72
	Hung Sheng Construction Ltd.	92,600	71
	SDI Corp.	25,000	71
	Chang Wah Electromaterials Inc.	56,000	71
	BES Engineering Corp.	200,000	70
	Basso Industry Corp.	52,000	70
	Cheng Loong Corp.	115,000	70
	Holy Stone Enterprise Co. Ltd.	27,300	70
	CMC Magnetics Corp.	231,747	70
	Cyberlink Corp.	18,000	70
	Elite Semiconductor Microelectronics Technology Inc.	35,000	70
	CHC Healthcare Group	40,000	70
	Chunghwa Precision Test Tech Co. Ltd.	3,000	70
	Nuvoton Technology Corp.	25,000	70
	Taiwan Semiconductor Co. Ltd.	43,000	69
*	EirGenix Inc.	29,000	69
	TCI Co. Ltd.	17,297	68
	ASROCK Inc.	9,000	68
	Ability Enterprise Co. Ltd.	36,000	67
	TYC Brother Industrial Co. Ltd.	35,000	67
*	Phihong Technology Co. Ltd.	63,380	67
	Tainan Spinning Co. Ltd.	148,000	67
	Sunny Friend Environmental Technology Co. Ltd.	24,737	67
*	Etron Technology Inc.	63,937	66
	Global Mixed Mode Technology Inc.	9,000	66
	Darfon Electronics Corp.	48,000	66
	PharmaEngine Inc.	20,000	66
*	Medigen Vaccine Biologics Corp.	44,390	66
	Hsin Kuang Steel Co. Ltd.	41,000	65
	Genesys Logic Inc.	13,000	65
	Shiny Chemical Industrial Co. Ltd.	13,750	65
	Delpha Construction Co. Ltd.	51,000	65
	Cenra Inc.	56,000	65
	Ichia Technologies Inc.	52,000	64
*	CyberTAN Technology Inc.	68,000	64
	China Metal Products	64,000	63
	Hu Lane Associate Inc.	11,556	63
	Hong Pu Real Estate Development Co. Ltd.	66,000	62
*	Adimmune Corp.	86,000	62
*	Grand Pacific Petrochemical	188,799	61
	Rechi Precision Co. Ltd.	70,000	61
	Kuo Toong International Co. Ltd.	37,330	61
	Weltrend Semiconductor	36,000	61
	FocalTech Systems Co. Ltd.	25,203	61
	KMC Kuei Meng International Inc.	16,000	61
	Sincere Navigation Corp.	71,900	60
	Thinking Electronic Industrial Co. Ltd.	12,000	60
	Kuo Yang Construction Co. Ltd.	92,000	60
*	Dyaco International Inc.	62,480	60
	Promate Electronic Co. Ltd.	25,000	60
	Soft-World International Corp.	15,000	59
*	Career Technology MFG. Co. Ltd.	121,188	59
	FSP Technology Inc.	29,000	59
*	RDC Semiconductor Co. Ltd.	9,240	59
	Channel Well Technology Co. Ltd.	22,000	59
	TTY Biopharm Co. Ltd.	24,000	58
*	Taiwan TEA Corp.	98,000	58
*	TPK Holding Co. Ltd.	49,000	58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Rich Development Co. Ltd.	188,490	57
	Chun Yuan Steel Industry Co. Ltd.	99,000	57
	Namchow Holdings Co. Ltd.	37,000	57
	TSRC Corp.	86,000	57
*	Apex International Co. Ltd.	46,828	57
	Adlink Technology Inc.	22,000	56
	Wafer Works Corp.	73,015	56
	Taiflex Scientific Co. Ltd.	38,115	56
*	United Renewable Energy Co. Ltd.	180,420	56
	Cleanaway Co. Ltd.	10,000	56
	Chang Wah Technology Co. Ltd.	53,500	56
	Zeng Hsing Industrial Co. Ltd.	16,115	54
	Co-Tech Development Corp.	32,000	54
	AmTRAN Technology Co. Ltd.	93,235	53
	Chin-Poon Industrial Co. Ltd.	50,000	53
	Chia Hsin Cement Corp.	107,100	53
	Anpec Electronics Corp.	10,000	53
	UPI Semiconductor Corp.	8,000	53
	Globe Union Industrial Corp.	118,828	52
	Gemtek Technology Corp.	53,000	52
	Taiwan-Asia Semiconductor Corp.	61,000	52
	Huang Hsiang Construction Corp.	23,000	51
	Sonix Technology Co. Ltd.	41,000	51
*	Egis Technology Inc.	12,000	51
	Everlight Chemical Industrial Corp.	77,000	50
	KEE TAI Properties Co. Ltd.	111,650	50
	Mercuries & Associates Holding Ltd.	102,969	49
	China Electric Manufacturing Corp.	100,540	48
	Tong-Tai Machine & Tool Co. Ltd.	46,000	48
	Shinfox Energy Co. Ltd.	14,000	48
	Radium Life Tech Co. Ltd.	139,037	47
*	Lealea Enterprise Co. Ltd.	179,920	47
	Infortrend Technology Inc.	52,000	47
	Alpha Networks Inc.	43,772	47
	Universal Vision Biotechnology Co. Ltd.	6,678	47
	Lingsen Precision Industries Ltd.	88,000	46
	Tyntek Corp.	70,000	46
	D-Link Corp.	71,760	46
	Savior Lifetec Corp.	76,436	46
	Kaimei Electronic Corp.	23,200	46
	Taiwan Mask Corp.	32,000	46
	Materials Analysis Technology Inc.	7,000	46
	Nantex Industry Co. Ltd.	44,000	45
*	OBI Pharma Inc.	24,988	45
	ZillTek Technology Corp.	5,000	45
	T3EX Global Holdings Corp.	18,000	44
	Chlitina Holding Ltd.	11,332	43
	Great Tree Pharmacy Co. Ltd.	8,352	43
*	General Interface Solution Holding Ltd.	25,000	42
*	Foresee Pharmaceuticals Co. Ltd.	16,068	42
	Synmosa Biopharma Corp.	41,845	42
*	HannsTouch Holdings Co.	151,000	41
*	Ritek Corp.	103,214	41
*	International CSRC Investment Holdings Co.	104,990	40
*	Chung Hwa Pulp Corp.	78,000	40
	Advanced Ceramic X Corp.	8,000	40
	Speed Tech Corp.	26,000	40
	USI Corp.	108,000	39
*	Yeong Guan Energy Technology Group Co. Ltd.	31,721	39
	Rexon Industrial Corp. Ltd.	35,000	39
	Motech Industries Inc.	56,594	38
	Nan Liu Enterprise Co. Ltd.	19,000	37
	Brogent Technologies Inc.	10,100	37
	Actron Technology Corp.	7,574	37
	Waffer Technology Corp.	19,454	37
*	Longchen Paper & Packaging Co. Ltd.	100,803	36
	Altek Corp.	24,795	36
*	Shining Building Business Co. Ltd.	112,000	35
	Oriental Union Chemical Corp.	75,000	35
	TSEC Corp.	57,000	35

ESG International Stock ETF
		Shares	Market Value• ($000)
	Evergreen Aviation Technologies Corp.	11,000	35
*	Federal Corp.	61,000	34
	Sensortek Technology Corp.	5,000	34
	Elitegroup Computer Systems Co. Ltd.	50,000	33
	Nidec Chaun-Choung Technology Corp.	6,000	33
	Cub Elecparts Inc.	11,281	33
*	Fittech Co. Ltd.	10,508	33
	Marketech International Corp.	7,000	33
	Asia Polymer Corp.	71,757	32
	Iron Force Industrial Co. Ltd.	10,630	32
	Darwin Precisions Corp.	75,000	31
*	China Man-Made Fiber Corp.	133,240	30
*	Zinwell Corp.	66,000	30
	Firich Enterprises Co. Ltd.	30,000	30
	Holtek Semiconductor Inc.	19,000	29
	St. Shine Optical Co. Ltd.	5,000	29
	WUS Printed Circuit Co. Ltd.	20,000	29
	Tung Thih Electronic Co. Ltd.	11,000	29
	TaiDoc Technology Corp.	7,000	29
*	Li Peng Enterprise Co. Ltd.	128,000	28
	Gourmet Master Co. Ltd.	9,000	28
	Swancor Holding Co. Ltd.	10,000	26
	UPC Technology Corp.	91,000	25
	91APP Inc.	8,000	25
	Ultra Chip Inc.	10,000	24
	Universal Cement Corp.	25,500	23
	Ho Tung Chemical Corp.	85,000	22
*	Taiwan Styrene Monomer	70,000	22
*	PChome Online Inc.	15,430	21
	Panion & BF Biotech Inc.	8,000	21
	Formosa Sumco Technology Corp.	7,000	20
*	Medigen Biotechnology Corp.	18,000	19
*	Gigastorage Corp.	40,000	18
	China General Plastics Corp.	43,155	17
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	17
*	ALI Corp.	16,200	16
	Amazing Microelectronic Corp.	6,242	16
*	Gigasolar Materials Corp.	5,790	14
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	12
	VIA Labs Inc.	3,000	12
*	First Steamship Co. Ltd.	46,000	11
	Yulon Nissan Motor Co. Ltd.	4,000	10
	ScinoPharm Taiwan Ltd.	13,000	9
*,3	Pharmally International Holding Co. Ltd.	1,282	—
			296,005
Thailand (0.5%)
	CP ALL PCL (Foreign)	1,044,900	1,652
	Advanced Info Service PCL (Foreign)	194,300	1,571
	Bangkok Dusit Medical Services PCL (Foreign)	1,992,100	1,411
	Kasikornbank PCL (Foreign)	299,200	1,329
	Delta Electronics Thailand PCL (Foreign)	483,000	1,103
	SCB X PCL (Foreign)	301,100	1,077
	Airports of Thailand PCL (Foreign)	737,600	936
	Central Pattana PCL (Foreign)	543,200	785
	Krung Thai Bank PCL (Foreign)	1,079,100	711
	Minor International PCL (Foreign)	733,600	625
*	True Corp. PCL (Foreign)	1,772,414	598
	Bumrungrad Hospital PCL (Foreign)	103,200	591
	Charoen Pokphand Foods PCL (Foreign)	743,100	531
	Siam Cement PCL (Foreign)	132,300	494
	TMBThanachart Bank PCL (Foreign)	8,266,824	465
	Central Retail Corp. PCL (Foreign)	469,800	461
	Bangkok Bank PCL (Foreign)	102,700	456
	Intouch Holdings PCL (Foreign)	158,856	369
	Tisco Financial Group PCL (Foreign)	110,400	317
	Krungthai Card PCL (Foreign)	202,600	294
*	BTS Group Holdings PCL (Foreign)	1,709,022	291
	Home Product Center PCL (Foreign)	1,024,400	254
	Bangkok Expressway & Metro PCL (Foreign)	1,252,200	235

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kiatnakin Phatra Bank PCL (Foreign)	141,300	228
	CP Axtra PCL (Foreign)	258,355	218
	Indorama Ventures PCL (Foreign)	338,200	190
	Thanachart Capital PCL (Foreign)	135,200	189
	Thai Union Group PCL (Foreign)	566,600	189
	Land & Houses PCL (Foreign)	1,277,100	166
*,1	PTT Global Chemical PCL (Foreign)	337,000	157
	Srisawad Corp. PCL (Foreign)	151,310	153
	CPN Retail Growth Leasehold REIT	442,500	152
	Com7 PCL (Foreign)	234,800	151
	Muangthai Capital PCL (Foreign)	105,000	145
	Thai Life Insurance PCL (Foreign)	428,900	141
	Sansiri PCL (Foreign)	2,631,200	129
	Supalai PCL (Foreign)	246,800	124
	Central Plaza Hotel PCL (Foreign)	131,100	121
	Ngern Tid Lor PCL (Foreign)	201,717	102
	Berli Jucker PCL (Foreign)	154,400	99
	Amata Corp. PCL (Foreign)	136,593	94
	AP Thailand PCL (Foreign)	357,600	94
	Asset World Corp. PCL (Foreign)	1,079,700	93
	Bangkok Airways PCL (Foreign)	154,800	92
	Osotspa PCL (Foreign)	209,000	91
	KCE Electronics PCL (Foreign)	163,800	88
*	VGI PCL (Foreign)	907,849	83
	Bangkok Chain Hospital PCL (Foreign)	168,500	80
	Siam Global House PCL (Foreign)	323,469	75
	Plan B Media PCL (Foreign)	388,368	75
	SCG Packaging PCL (Foreign)	188,000	74
	Sri Trang Agro-Industry PCL (Foreign)	141,300	66
	Thailand Future Fund	347,700	64
	Betagro PCL (Foreign)	107,700	62
	Chularat Hospital PCL (Foreign)	885,000	56
*	Jasmine Technology Solution PCL (Foreign)	47,100	54
	Mega Lifesciences PCL (Foreign)	56,000	53
*	Thaicom PCL (Foreign)	158,800	51
	Hana Microelectronics PCL (Foreign)	106,800	51
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	50
	Siam City Cement PCL (Foreign)	10,200	49
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	48
	TTW PCL (Foreign)	179,400	48
	Thoresen Thai Agencies PCL (Foreign)	348,600	46
	Quality Houses PCL (Foreign)	994,900	46
*	Tipco Asphalt PCL (Foreign)	94,800	46
	Energy Absolute PCL (Foreign)	602,200	44
	Thai Vegetable Oil PCL (Foreign)	66,070	43
	I-TAIL Corp. PCL (Foreign)	89,900	43
	Dohome PCL (Foreign)	191,701	41
	JMT Network Services PCL (Foreign)	114,192	40
	Thonburi Healthcare Group PCL (Foreign)	120,600	39
	Jaymart Group Holdings PCL (Foreign)	135,800	38
*,3	Thai Airways International PCL (Foreign)	469,000	35
	Bangkok Life Assurance PCL (Foreign)	58,000	34
	Major Cineplex Group PCL (Foreign)	92,700	32
*	Jasmine International PCL (Foreign)	655,813	32
	Thaifoods Group PCL (Foreign)	283,900	31
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	31
	Dhipaya Group Holdings PCL (Foreign)	50,400	30
	MBK PCL (Foreign)	59,400	29
	Stecon Group PCL (Foreign)	287,700	29
	TOA Paint Thailand PCL (Foreign)	75,200	25
	Precious Shipping PCL (Foreign)	127,400	24
	Bangkok Land PCL (Foreign)	1,730,200	23
	BEC World PCL (Foreign)	193,400	22
*	True Corp. PCL NVDR	63,800	22
	TQM Alpha PCL (Foreign)	46,700	21
	Forth Corp. PCL (Foreign)	90,900	21
	GFPT PCL (Foreign)	83,900	20
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	19
	BCPG PCL (Foreign)	95,352	16
*	Ratchthani Leasing PCL (Foreign)	313,500	15

ESG International Stock ETF
		Shares	Market Value• ($000)
	SPCG PCL (Foreign)	57,800	14
*	Singer Thailand PCL (Foreign)	90,800	14
	Bangkok Life Assurance PCL NVDR	22,800	13
	LPN Development PCL (Foreign)	190,300	12
	MK Restaurants Group PCL (Foreign)	21,000	12
	Pruksa Holding PCL (Foreign)	78,900	11
	Advanced Info Service PCL	1,200	10
*	Super Energy Corp. PCL (Foreign)	1,608,300	8
*	Beyond Securities PCL (Foreign)	450,800	8
			21,840
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	76,802	1,066
	Akbank TAS	537,865	996
*	Turk Hava Yollari AO	97,818	829
	Turkcell Iletisim Hizmetleri A/S	212,886	591
	Turkiye Is Bankasi A/S Class C	1,347,231	562
	Yapi ve Kredi Bankasi A/S	560,277	454
	Eregli Demir ve Celik Fabrikalari TAS	605,359	371
	Turkiye Garanti Bankasi A/S	103,503	366
	Ford Otomotiv Sanayi A/S	10,715	260
	Turkiye Sise ve Cam Fabrikalari A/S	265,993	259
	Migros Ticaret A/S	15,071	233
*	Pegasus Hava Tasimaciligi A/S	32,859	216
	Coca-Cola Icecek A/S	136,060	199
*	TAV Havalimanlari Holding A/S	27,780	190
*	Sasa Polyester Sanayi A/S	1,770,488	172
*	Oyak Cimento Fabrikalari A/S	182,404	139
*,2	MLP Saglik Hizmetleri A/S Class B	13,875	136
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	323,187	128
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	124
*	Turk Telekomunikasyon A/S	92,376	122
*	Arcelik A/S	34,346	120
	Tofas Turk Otomobil Fabrikasi A/S	21,871	117
	Is Yatirim Menkul Degerler A/S	94,936	107
*	Gubre Fabrikalari TAS	13,869	105
*	Anadolu Anonim Turk Sigorta Sirketi	34,788	102
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	52,388	96
*	Ulker Biskuvi Sanayi A/S	30,197	92
*	Turk Altin Isletmeleri A/S	147,456	91
*	Turkiye Vakiflar Bankasi TAO	124,344	89
*	Petkim Petrokimya Holding A/S	193,555	87
	Turk Traktor ve Ziraat Makineleri A/S	4,460	81
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	74
*	Tekfen Holding A/S	34,553	67
	Cimsa Cimento Sanayi ve Ticaret A/S	52,675	65
*	Albaraka Turk Katilim Bankasi A/S	331,601	61
	Borusan Yatirim ve Pazarlama A/S	1,252	61
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	6,230	61
*	Hektas Ticaret TAS	627,866	57
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	54
	Dogus Otomotiv Servis ve Ticaret A/S	11,279	53
[2]	Enerjisa Enerji A/S	32,808	52
*	Turkiye Halk Bankasi A/S	93,985	51
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	12,103	50
	Sok Marketler Ticaret A/S	47,018	49
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	32,485	48
	EGE Endustri ve Ticaret A/S	195	47
*	Baticim Bati Anadolu Cimento Sanayii A/S	428,296	47
	Dogan Sirketler Grubu Holding A/S	124,692	45
	Akcansa Cimento A/S	9,388	44
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	41
	AKIS Gayrimenkul Yatirimi A/S	220,620	41
*	Investco Holding A/S	5,861	41
	Logo Yazilim Sanayi ve Ticaret A/S	12,414	39
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	80,055	39
	Kontrolmatik Enerji ve Muhendislik A/S	44,272	37
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	36
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	47,275	34
	Global Yatirim Holding A/S	213,030	33

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	32
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	30
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	30
*	Vestel Elektronik Sanayi ve Ticaret A/S	18,701	29
	LDR Turizm A/S	6,552	28
*	Is Finansal Kiralama A/S	76,041	26
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	26
*	Akfen Yenilenebilir Enerji A/S	54,444	26
	Bursa Cimento Fabrikasi A/S	119,826	24
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	23
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	23,030	23
*	Aksigorta A/S	125,271	22
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	22
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	21
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	21
	Polisan Holding A/S	62,811	20
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	20
	Sekerbank Turk A/S	177,616	19
*	Tat Gida Sanayi A/S	56,770	18
	Kocaer Celik Sanayi ve Ticaret A/S	64,552	18
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	18
	Galata Wind Enerji A/S	23,533	18
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	17
*	Kordsa Teknik Tekstil A/S	9,659	17
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	17
	Iskenderun Demir ve Celik A/S	15,458	16
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	16
	Katilimevim Tasarruf Finansman A/S	9,888	16
	Ebebek Magazacilik A/S Class B	10,694	16
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	15
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	15
	Suwen Tekstil Sanayi Pazarlama A/S	21,286	14
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	12
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	78,492	12
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	12
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	10
*	Imas Makina Sanayi A/S	145,988	10
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	10
*	Peker Gayrimenkul Yatirim Ortakligi A/S	244,471	10
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	79,240	9
*	Qua Granite Hayal	98,722	9
	Aydem Yenilenebilir Enerji A/S	16,135	9
	Eczacibasi Yatirim Holding Ortakligi A/S	1,512	8
*	Kerevitas Gida Sanayi ve Ticaret A/S	22,306	7
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	6
*	Erciyas Celik Boru Sanayi A/S	2,595	6
*	Marti Otel Isletmeleri A/S	67,169	5
	Kimteks Poliuretan Sanayi ve Ticaret A/S	9,139	4
			10,639
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,164,834	4,303
	First Abu Dhabi Bank PJSC	762,737	2,958
	Emirates Telecommunications Group Co. PJSC	601,743	2,734
	Emirates NBD Bank PJSC	313,777	1,887
	Aldar Properties PJSC	642,614	1,563
	Abu Dhabi Commercial Bank PJSC	496,795	1,548
	Abu Dhabi Islamic Bank PJSC	259,299	1,201
	Dubai Islamic Bank PJSC	530,575	1,119
	Alpha Dhabi Holding PJSC	244,926	726
	Emaar Development PJSC	143,060	503
	Salik Co. PJSC	320,309	441
*	Multiply Group PJSC	831,933	435
	Air Arabia PJSC	434,223	413
	Borouge plc	445,953	321
	Americana Restaurants International plc - Foreign Co.	474,162	310
	NMDC Group PJSC	35,227	242
	Dubai Investments PJSC	376,468	230
*	Apex Investment Co. PSC	154,673	189
	Agility Global plc	520,289	181

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Abu Dhabi Ports Co. PJSC	137,337	171
	Parkin Co. PJSC	122,554	157
	GFH Financial Group BSC	480,433	154
	Emirates Central Cooling Systems Corp.	321,244	145
	Dubai Financial Market PJSC	301,364	113
	Fertiglobe plc	177,860	113
	RAK Properties PJSC	291,102	107
*	Aramex PJSC	127,687	97
*	Ajman Bank PJSC	183,203	84
	Agthia Group PJSC	53,297	72
	Amanat Holdings PJSC	203,336	60
*,3	Arabtec Holding PJSC	101,139	—
			22,577
United Kingdom (8.0%)
	AstraZeneca plc	258,882	39,168
	Unilever plc	425,400	24,104
	RELX plc	322,797	15,600
	London Stock Exchange Group plc	85,557	12,793
	GSK plc	691,320	12,756
	CRH plc	117,347	12,050
	Compass Group plc	293,854	10,287
	Barclays plc	2,506,117	9,893
	Lloyds Banking Group plc	10,588,177	9,828
	3i Group plc	160,327	8,025
	Reckitt Benckiser Group plc	119,536	7,912
	Experian plc	158,563	7,554
	NatWest Group plc	1,196,578	7,251
	Haleon plc	1,426,155	7,182
	Tesco plc	1,178,699	5,652
	Standard Chartered plc	350,297	5,640
	Smurfit WestRock plc	89,131	4,629
	Ashtead Group plc	75,585	4,606
	Prudential plc	466,131	4,291
	InterContinental Hotels Group plc	27,480	3,443
	Aviva plc	471,228	3,242
	Vodafone Group plc	3,655,093	3,227
	Legal & General Group plc	1,024,296	3,172
	Sage Group plc	173,936	2,788
	Next plc	20,486	2,598
	Informa plc	232,667	2,531
	Bunzl plc	58,407	2,485
	Halma plc	66,269	2,350
	Smith & Nephew plc	152,738	2,217
	BT Group plc	1,098,897	2,216
	Rentokil Initial plc	438,556	2,202
	Segro plc	236,630	2,104
	Pearson plc	115,940	1,995
	Admiral Group plc	50,939	1,847
	International Consolidated Airlines Group SA	397,656	1,756
*	Wise plc Class A	130,115	1,631
	Marks & Spencer Group plc	352,523	1,582
[2]	Auto Trader Group plc	156,000	1,531
	WPP plc	187,437	1,521
	Severn Trent plc	46,769	1,477
	United Utilities Group plc	119,029	1,472
	Coca-Cola HBC AG	33,949	1,439
	Intermediate Capital Group plc	46,436	1,344
	Antofagasta plc	60,677	1,337
	Diploma plc	23,299	1,328
	Associated British Foods plc	54,904	1,313
	St. James's Place plc	96,146	1,289
	Barratt Redrow plc	234,543	1,269
	Beazley plc	112,179	1,246
	Mondi plc	78,885	1,226
	Rightmove plc	140,365	1,189
	DCC plc	17,372	1,178
	J Sainsbury plc	334,699	1,091
	Whitbread plc	31,743	1,072
	Games Workshop Group plc	5,840	1,056

ESG International Stock ETF
		Shares	Market Value• ($000)
	M&G plc	391,661	1,046
	Croda International plc	24,670	1,029
	Kingfisher plc	321,556	1,004
	Howden Joinery Group plc	98,158	961
[2]	ConvaTec Group plc	286,726	940
	Land Securities Group plc	128,255	915
	Taylor Wimpey plc	635,698	912
	Hargreaves Lansdown plc	65,476	912
	Phoenix Group Holdings plc	133,417	874
	Burberry Group plc	63,032	867
	Persimmon plc	56,706	864
	Hiscox Ltd.	55,931	838
	British Land Co. plc	182,481	830
	Berkeley Group Holdings plc	17,927	816
	Direct Line Insurance Group plc	230,858	808
	LondonMetric Property plc	338,935	796
	UNITE Group plc	75,537	795
	Hikma Pharmaceuticals plc	29,018	791
	IG Group Holdings plc	64,833	780
	Investec plc	109,755	715
	Endeavour Mining plc	35,512	694
	Spectris plc	18,578	678
	Schroders plc	140,874	658
	RS Group plc	82,613	637
	abrdn plc	317,285	635
	Bellway plc	21,347	634
	ITV plc	697,604	625
	B&M European Value Retail SA	166,480	585
	Johnson Matthey plc	32,093	580
	Man Group plc	213,834	576
	Cranswick plc	9,032	557
*	Carnival plc	25,607	555
	Inchcape plc	63,122	540
	International Distribution Services plc	115,341	530
	Greggs plc	18,565	493
	Derwent London plc	21,232	491
	Tate & Lyle plc	69,959	480
	Plus500 Ltd.	12,851	454
	JD Sports Fashion plc	456,355	451
[2]	Quilter plc	237,029	451
	Softcat plc	22,986	437
	Pennon Group plc	81,501	431
	easyJet plc	66,099	422
	TP ICAP Group plc	128,646	421
*	Vistry Group plc	54,009	419
	Lion Finance Group plc	6,263	418
	TBC Bank Group plc	7,325	397
	Shaftesbury Capital plc	245,752	384
	Just Group plc	169,363	358
	Paragon Banking Group plc	37,105	354
	Big Yellow Group plc	30,051	353
	OSB Group plc	62,537	353
	Mitie Group plc	238,464	352
	Grafton Group plc	33,392	352
	WH Smith plc	23,898	349
*,2	Deliveroo plc	204,394	349
	Grainger plc	131,920	344
	Assura plc	646,718	341
*	Ocado Group plc	100,101	330
	Breedon Group plc	57,756	322
[2]	Airtel Africa plc	174,981	315
*,2	Trainline plc	79,455	312
	Computacenter plc	11,375	308
	Lancashire Holdings Ltd.	39,068	304
	International Workplace Group plc	118,109	297
	4imprint Group plc	4,434	293
[2]	JTC plc	24,001	292
	AJ Bell plc	53,617	287
	Fresnillo plc	30,213	286
	Coats Group plc	259,632	286

ESG International Stock ETF
		Shares	Market Value• ($000)
	SSP Group plc	134,550	284
	Savills plc	21,571	283
	Hays plc	311,811	278
	Travis Perkins plc	33,795	278
	Genus plc	11,848	275
	Hammerson plc	79,238	271
	Baltic Classifieds Group plc	61,659	267
	Safestore Holdings plc	34,739	266
	Clarkson plc	4,534	253
	Telecom Plus plc	11,695	249
	Dunelm Group plc	20,207	248
*	Canal+ SA	111,821	245
[2]	Bridgepoint Group plc	55,486	244
	Domino's Pizza Group plc	65,609	241
*,2	Trustpilot Group plc	61,112	236
*,2	Watches of Switzerland Group plc	37,945	229
	Pets at Home Group plc	75,592	225
	Firstgroup plc	109,698	221
	Premier Foods plc	95,095	219
	Future plc	18,921	219
	MONY Group plc	88,036	218
	Primary Health Properties plc	180,910	215
	Bytes Technology Group plc	40,088	213
	Sirius Real Estate Ltd.	211,973	210
	Volution Group plc	31,902	205
	Vesuvius plc	39,635	204
*	Helios Towers plc	162,765	202
*	Spirent Communications plc	85,580	200
	Pagegroup plc	48,195	195
*	Currys plc	169,515	195
	Rathbones Group plc	9,511	193
	Keller Group plc	11,643	193
	IntegraFin Holdings plc	46,356	191
	Great Portland Estates plc	55,100	189
	Dowlais Group plc	214,085	188
	Greencore Group plc	73,707	181
	AG Barr plc	22,421	171
	Genuit Group plc	37,627	169
*	Oxford Nanopore Technologies plc	117,279	166
	Elementis plc	86,398	165
*	Frasers Group plc	20,524	162
	RHI Magnesita NV	3,748	159
	Victrex plc	13,350	155
	Moonpig Group plc	53,938	146
[2]	TI Fluid Systems plc	54,512	135
	Kainos Group plc	15,316	133
	Pan African Resources plc	299,906	131
	Ashmore Group plc	69,207	129
	Hilton Food Group plc	11,735	127
	Marshalls plc	38,418	119
*	Hochschild Mining plc	50,038	117
	Workspace Group plc	20,840	113
*	Close Brothers Group plc	26,745	112
	Zigup plc	27,801	109
*	Auction Technology Group plc	15,075	109
*	Molten Ventures plc	28,011	107
[2]	Petershill Partners plc	31,755	106
[2]	Ibstock plc	51,422	105
[2]	Spire Healthcare Group plc	34,587	99
	Ninety One plc	53,082	93
	NCC Group plc	48,301	79
*	IP Group plc	141,463	77
*,1	Alphawave IP Group plc	49,902	77
*	AO World plc	62,553	76
	Crest Nicholson Holdings plc	37,792	75
	Dr. Martens plc	85,408	71
*,1	THG plc	159,991	67
*	Mobico Group plc	76,608	66
	Picton Property Income Ltd.	81,152	66
*	PureTech Health plc	34,790	63

ESG International Stock ETF
		Shares	Market Value• ($000)
	Essentra plc	37,984	56
	Wickes Group plc	27,870	55
	Jupiter Fund Management plc	58,614	54
[2]	CMC Markets plc	18,876	49
	Halfords Group plc	31,001	48
*	ASOS plc	11,038	47
	FDM Group Holdings plc	16,577	45
	Liontrust Asset Management plc	8,465	44
*,2	Aston Martin Lagonda Global Holdings plc	40,945	43
	PZ Cussons plc	40,812	41
[2]	Bakkavor Group plc	21,342	40
	Helical plc	10,617	25
*	Synthomer plc	15,262	25
	CLS Holdings plc	23,736	21
*	SIG plc	79,574	12
*,3	NMC Health plc	4,208	—
			327,930
Total Common Stocks (Cost $3,572,034)			4,087,442
Preferred Stocks (0.5%)
	Itau Unibanco Holding SA Preference Shares	808,578	4,386
	Samsung Electronics Co. Ltd. Preference Shares	142,453	4,377
	Henkel AG & Co. KGaA Preference Shares	23,563	2,033
	Banco Bradesco SA Preference Shares	871,006	1,663
	Itausa SA Preference Shares	970,354	1,449
	Sartorius AG Preference Shares	4,479	1,122
	Bayerische Motoren Werke AG Preference Shares	9,444	772
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	18,231	699
	Gerdau SA Preference Shares	233,660	661
	Hyundai Motor Co. Preference Shares	5,984	614
	Bancolombia SA Preference Shares	57,578	595
	Cia Energetica de Minas Gerais Preference Shares	245,151	463
	Hyundai Motor Co. Preference Shares (XARX)	4,206	447
	FUCHS SE Preference Shares	8,815	430
	Sixt SE Preference Shares	3,840	239
	Isa Energia Brasil SA Preference Shares	47,385	187
	Metalurgica Gerdau SA Preference Shares	112,200	175
	LG Electronics Inc. Preference Shares	6,163	162
	Marcopolo SA Preference Shares	124,400	155
*	LG Chem Ltd. Preference Shares	1,468	115
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	527	104
	Bradespar SA Preference Shares	35,309	100
*	Amorepacific Corp. Preference Shares	4,016	99
	Corem Property Group AB Preference Shares	3,950	90
	Draegerwerk AG & Co. KGaA Preference Shares	1,336	76
	Unipar Carbocloro SA Preference Shares Class B	9,373	72
	Banco Pan SA Preference Shares	53,100	64
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	61,900	60
	Raizen SA Preference Shares	197,400	55
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	51
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	27,200	50
	Samsung SDI Co. Ltd. Preference Shares	529	49
	Randon SA Implementos e Participacoes Preference Shares	27,400	42
	Daishin Securities Co. Ltd. Preference Shares	3,701	41
*	LG H&H Co. Ltd. Preference Shares	474	41
	Alpargatas SA Preference Shares	36,500	39
	Banco ABC Brasil SA Preference Shares	11,600	39
*	Azul SA Preference Shares	45,063	30
	CJ CheilJedang Corp. Preference Shares	25	2
Total Preferred Stocks (Cost $27,546)			21,848
Rights (0.0%)
*	Itausa SA Exp. 4/11/25	13,043	4
*	IsuPetasys Co. Ltd. Exp. 4/10/25	1,311	4
*	Thoresen Thai Agencies PCL Exp. 12/31/25	174,300	—
*	Azul SA Exp. 3/27/25	103,827	—
*,3	JSL Construction & Development Co. Ltd. Exp. 3/14/25	1,620	—
*,3	Radium Life Tech Co. Ltd. Exp. 3/4/25	8,734	—

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Shinfox Energy Co. Ltd. Exp. 3/3/25	2,492	—
Total Rights (Cost $—)			8
Warrants (0.0%)
*,3	Webuild SpA Exp. 8/2/30	3,597	3
*	VGI PCL Exp. 9/3/25	79,095	3
*	Top Glove Corp. Bhd. Exp. 2/9/30	44,420	3
*	Energy Absolute PCL Exp. 2/13/28	100,367	1
*	VGI PCL Exp. 5/23/27	88,419	—
*	Supermax Corp. Bhd. Exp. 12/31/99	15,312	—
*	Supermax Corp. Bhd. Exp. 3/1/30	15,312	—
Total Warrants (Cost $—)			10
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.351% (Cost $58,735)	587,397	58,740
Total Investments (101.0%) (Cost $3,658,315)			4,168,048
Other Assets and Liabilities—Net (-1.0%)			(42,753)
Net Assets (100%)			4,125,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,819,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $142,476,000, representing 3.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $50,925,000 was received for securities on loan, of which $50,924,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	95	11,541	422
MSCI Emerging Markets Index	March 2025	94	5,153	21
				443

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/19/25	INR	1,021,607	USD	11,997	—	(335)
BNP Paribas	6/18/25	INR	785,485	USD	8,990	—	(75)
JPMorgan Chase Bank, N.A.	3/19/25	JPY	412,063	USD	2,646	97	—
Toronto-Dominion Bank	3/19/25	USD	458	AUD	715	14	—
Toronto-Dominion Bank	3/19/25	USD	3,928	CHF	3,418	136	—
Toronto-Dominion Bank	3/19/25	USD	2,348	EUR	2,220	43	—
UBS AG	3/19/25	USD	1,390	GBP	1,091	18	—
Toronto-Dominion Bank	3/19/25	USD	303	HKD	2,356	—	—
BNP Paribas	3/19/25	USD	9,051	INR	785,485	84	—
UBS AG	3/19/25	USD	1,377	INR	119,681	11	—
Goldman Sachs International	3/19/25	USD	1,336	INR	116,441	7	—
Toronto-Dominion Bank	3/19/25	USD	4,621	JPY	694,008	3	—
Deutsche Bank AG	3/19/25	USD	750	KRW	1,069,562	18	—
UBS AG	3/19/25	USD	941	SGD	1,256	11	—
UBS AG	3/19/25	USD	1,303	TWD	42,050	20	—
						462	(410)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At February 28, 2025, the counterparties had deposited in segregated accounts securities with a value of $359,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,599,580)	4,109,308
Affiliated Issuers (Cost $58,735)	58,740
Total Investments in Securities	4,168,048
Investment in Vanguard	107
Cash	4,520
Foreign Currency, at Value (Cost $4,016)	3,994
Cash Collateral Pledged—Futures Contracts	450
Receivables for Investment Securities Sold	126
Receivables for Accrued Income	12,378
Unrealized Appreciation—Forward Currency Contracts	462
Total Assets	4,190,085
Liabilities
Payables for Investment Securities Purchased	4,935
Collateral for Securities on Loan	50,925
Payables to Vanguard	369
Variation Margin Payable—Futures Contracts	44
Unrealized Depreciation—Forward Currency Contracts	410
Deferred Foreign Capital Gains Taxes	8,107
Total Liabilities	64,790
Net Assets	4,125,295
1 Includes $42,819,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	3,841,687
Total Distributable Earnings (Loss)	283,608
Net Assets	4,125,295
Net Assets
Applicable to 69,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,125,295
Net Asset Value Per Share	$59.53
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	34,479
Interest[2]	309
Securities Lending—Net	333
Total Income	35,121
Expenses
The Vanguard Group—Note B
Investment Advisory Services	118
Management and Administrative	1,676
Marketing and Distribution	63
Custodian Fees	297
Shareholders’ Reports and Proxy Fees	98
Trustees’ Fees and Expenses	1
Professional Services	107
Other Expenses	74
Total Expenses	2,434
Net Investment Income	32,687
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(10,391)
Futures Contracts	36
Forward Currency Contracts	348
Foreign Currencies	(544)
Realized Net Gain (Loss)	(10,551)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(20,939)
Futures Contracts	(449)
Forward Currency Contracts	411
Foreign Currencies	(690)
Change in Unrealized Appreciation (Depreciation)	(21,667)
Net Increase (Decrease) in Net Assets Resulting from Operations	469
1	Dividends are net of foreign withholding taxes of $2,809,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $245,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $632,000.
4	Includes $10,011,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($5,689,000).
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,687	94,725
Realized Net Gain (Loss)	(10,551)	(30,826)
Change in Unrealized Appreciation (Depreciation)	(21,667)	560,300
Net Increase (Decrease) in Net Assets Resulting from Operations	469	624,199
Distributions
Total Distributions	(59,551)	(108,592)
Capital Share Transactions
Issued	179,747	128,305
Issued in Lieu of Cash Distributions	—	—
Redeemed	(28,980)	—
Net Increase (Decrease) from Capital Share Transactions	150,767	128,305
Total Increase (Decrease)	91,685	643,912
Net Assets
Beginning of Period	4,033,610	3,389,698
End of Period	4,125,295	4,033,610
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.47	$52.64	$48.46	$64.34	$52.38	$48.09
Investment Operations
Net Investment Income[1]	.480	1.446	1.385	1.632	1.295	1.192
Net Realized and Unrealized Gain (Loss) on Investments	(.539)	8.043	4.073	(15.837)	11.907	4.138
Total from Investment Operations	(.059)	9.489	5.458	(14.205)	13.202	5.330
Distributions
Dividends from Net Investment Income	(.881)	(1.659)	(1.278)	(1.675)	(1.242)	(1.040)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.881)	(1.659)	(1.278)	(1.675)	(1.242)	(1.040)
Net Asset Value, End of Period	$59.53	$60.47	$52.64	$48.46	$64.34	$52.38
Total Return	-0.05%	18.37%	11.36%	-22.38%	25.45%	11.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,125	$4,034	$3,390	$2,864	$2,561	$1,205
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.64%	2.62%	2.72%	2.89%	2.14%	2.45%
Portfolio Turnover Rate[2]	3%	5%	9%	12%	7%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

ESG International Stock ETF
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	357,936	3,727,929	1,577	4,087,442
Preferred Stocks	10,336	11,512	—	21,848
Rights	—	8	—	8
Warrants	7	—	3	10
Temporary Cash Investments	58,740	—	—	58,740
Total	427,019	3,739,449	1,580	4,168,048

Derivative Financial Instruments
Assets
Futures Contracts[1]	443	—	—	443
Forward Currency Contracts	—	462	—	462
Total	443	462	—	905
Liabilities
Forward Currency Contracts	—	(410)	—	(410)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 28, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	443	—	443
Unrealized Appreciation—Forward Currency Contracts	—	462	462
Total Assets	443	462	905

Unrealized Depreciation—Forward Currency Contracts	—	(410)	(410)
Total Liabilities	—	(410)	(410)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	36	—	36
Forward Currency Contracts	—	348	348
Realized Net Gain (Loss) on Derivatives	36	348	384

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(449)	—	(449)
Forward Currency Contracts	—	411	411
Change in Unrealized Appreciation (Depreciation) on Derivatives	(449)	411	(38)

ESG International Stock ETF
E.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,695,103
Gross Unrealized Appreciation	960,762
Gross Unrealized Depreciation	(487,322)
Net Unrealized Appreciation (Depreciation)	473,440
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $180,478,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2025, the fund purchased $154,688,000 of investment securities and sold $110,709,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $112,273,000 and $22,317,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	3,100	2,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	(500)	—
Net Increase (Decrease) in Shares Outstanding	2,600	2,300
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q43942 042025

Financial Statements
For the six-months ended February 28, 2025
Vanguard Global Wellington™ Fund

Contents
Financial Statements	1

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (64.8%)
Austria (1.1%)
Erste Group Bank AG	416,518	27,978
Finland (0.8%)
Nokia OYJ	3,851,914	18,506
France (4.1%)
TotalEnergies SE	548,810	33,090
BNP Paribas SA	301,483	22,847
Societe Generale SA	469,315	19,224
Arkema SA	162,578	13,383
Engie SA	693,642	12,409
		100,953
Germany (0.9%)
Daimler Truck Holding AG	498,241	21,876
Hong Kong (0.8%)
AIA Group Ltd.	2,473,200	18,990
Ireland (1.4%)
Accenture plc Class A	100,399	34,989
Japan (7.8%)
Mitsubishi Estate Co. Ltd.	1,342,470	19,745
Isuzu Motors Ltd.	1,477,514	19,562
MISUMI Group Inc.	1,173,772	19,188
Honda Motor Co. Ltd.	2,040,600	18,983
Shin-Etsu Chemical Co. Ltd.	552,914	16,670
Mitsubishi UFJ Financial Group Inc.	1,271,162	16,206
BIPROGY Inc.	520,900	14,954
Sony Group Corp.	589,300	14,742
Sumitomo Mitsui Trust Group Inc.	459,800	11,793
Chiba Bank Ltd.	1,047,400	9,507
Marui Group Co. Ltd.	473,065	8,192
Resona Holdings Inc.	977,800	7,651
Astellas Pharma Inc.	718,500	6,989
Nippon Telegraph & Telephone Corp.	3,217,100	3,115
Tokio Marine Holdings Inc.	85,624	3,049
		190,346
South Korea (0.8%)
Samsung Electronics Co. Ltd.	535,655	20,044
Spain (0.4%)
Iberdrola SA	618,340	8,928
Sweden (1.2%)
Autoliv Inc.	310,809	30,257
Switzerland (1.1%)
Nestle SA (Registered)	184,287	17,790
Zurich Insurance Group AG	14,910	9,851
		27,641
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	754,398	23,010
United Kingdom (7.3%)
BAE Systems plc	1,757,778	31,432
Unilever plc	534,220	30,269
AstraZeneca plc ADR	374,103	28,511
1

Global Wellington Fund
				Shares	Market Value• ($000)
	Diageo plc			906,138	24,810
	Rotork plc			4,585,442	19,001
	London Stock Exchange Group plc			107,607	16,090
	Derwent London plc			490,284	11,341
	WPP plc			1,157,306	9,388
	Shell plc			240,195	8,026
					178,868
United States (36.2%)
	Johnson & Johnson			240,805	39,737
	Novartis AG (Registered)			303,315	33,007
	Duke Energy Corp.			279,278	32,812
	JPMorgan Chase & Co.			122,880	32,520
	Cisco Systems Inc.			504,489	32,343
	Gilead Sciences Inc.			273,108	31,219
	Alphabet Inc. Class A			182,786	31,125
	Bank of America Corp.			674,979	31,117
	Microsoft Corp.			75,311	29,898
	Merck & Co. Inc.			314,418	29,005
	Chubb Ltd.			99,714	28,466
	UnitedHealth Group Inc.			57,555	27,336
	Texas Instruments Inc.			138,066	27,060
	PepsiCo Inc.			171,463	26,315
	Marsh & McLennan Cos. Inc.			106,349	25,294
	Coterra Energy Inc.			930,429	25,112
	Deere & Co.			52,087	25,043
	EQT Corp.			489,809	23,594
	Elevance Health Inc.			59,398	23,574
	Northrop Grumman Corp.			49,962	23,070
	American Tower Corp.			109,239	22,462
	Medtronic plc			226,170	20,812
	Pfizer Inc.			783,181	20,700
	United Parcel Service Inc. Class B			169,288	20,150
	Sempra			276,205	19,768
	Walt Disney Co.			165,613	18,847
	Kenvue Inc.			783,059	18,480
	Honeywell International Inc.			84,363	17,960
	Union Pacific Corp.			66,947	16,515
	General Motors Co.			290,237	14,259
	Exelon Corp.			316,724	13,999
	Diamondback Energy Inc.			78,800	12,526
	Visa Inc. Class A			34,140	12,383
	Colgate-Palmolive Co.			118,256	10,782
	LyondellBasell Industries NV Class A			140,064	10,761
	Home Depot Inc.			27,128	10,759
	Caterpillar Inc.			28,540	9,816
	Blackrock Inc.			9,980	9,758
	PNC Financial Services Group Inc.			39,742	7,627
	TJX Cos. Inc.			53,858	6,719
	General Dynamics Corp.			24,380	6,158
	American Express Co.			18,311	5,511
	Intel Corp.			174,770	4,147
					888,546
Total Common Stocks (Cost $1,245,761)					1,590,932
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.5%)
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	739	691
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,652	1,492
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	54	53
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	362	339
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	957	832
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	624	605
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,128	927
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,773	1,521
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–3/15/55	3,542	3,154
2

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	2,414	2,221
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,571	1,486
[1]	Ginnie Mae II Pool	4.500%	3/20/53	3,956	3,835
[1,3]	Ginnie Mae II Pool	5.000%	3/15/55	3,561	3,515
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,259	1,994
[1]	Ginnie Mae REMICS	2.750%	9/20/44	40	39
[1,2]	UMBS Pool	2.000%	4/1/41–12/1/51	9,148	7,458
[1,2]	UMBS Pool	2.500%	1/1/52–4/1/52	3,944	3,322
[1,2]	UMBS Pool	3.000%	6/1/51–10/1/53	5,777	5,067
[1,2]	UMBS Pool	3.500%	7/1/51–8/1/52	3,278	2,998
[1,2]	UMBS Pool	4.000%	3/1/46–12/1/51	1,836	1,756
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	3,323	3,272
[1,2]	UMBS Pool	5.000%	8/1/52–2/1/54	7,549	7,462
[1,2,3]	UMBS Pool	5.500%	1/1/53–3/25/55	23,515	23,580
[1,2]	UMBS Pool	6.000%	2/1/53–1/1/54	10,776	11,022
[4,5]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,447
	United States Treasury Note/Bond	2.375%	2/15/42–5/15/51	665	466
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	4,772	4,396
	United States Treasury Note/Bond	4.125%	10/31/26–8/15/53	4,676	4,544
	United States Treasury Note/Bond	4.250%	1/15/28–8/15/54	4,704	4,569
	United States Treasury Note/Bond	4.375%	1/31/32–8/15/43	2,638	2,593
[5]	United States Treasury Note/Bond	4.500%	2/15/44–11/15/54	7,651	7,659
	United States Treasury Note/Bond	4.625%	11/15/26–2/15/55	16,647	16,898
	United States Treasury Note/Bond	4.750%	11/15/43–2/15/45	3,462	3,566
Total U.S. Government and Agency Obligations (Cost $136,176)					135,779
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	96	95
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	99	95
United States (1.0%)
[1,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	7	7
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,208
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.723%	10/15/36	1,290	1,289
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	135	126
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	359
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	994
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	462
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.902%	10/25/41	185	186
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,617	1,646
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,403
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	94	90
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,167	1,115
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,350
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,305	1,325
[1,6]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	820	763
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,926
[1,3,6]	RFR Trust Series 2025-SGRM	5.562%	3/11/29	5,913	5,980
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	28	28
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,688	1,703
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,118	1,137
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	1,275	1,281
					25,378
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,189)					25,568
Corporate Bonds (20.1%)
Australia (0.5%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,982
[6]	Glencore Funding LLC	5.371%	4/4/29	1,115	1,137
[6]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,851
[6]	Glencore Funding LLC	6.500%	10/6/33	689	744
[6]	Glencore Funding LLC	5.634%	4/4/34	541	549
[6]	Glencore Funding LLC	5.893%	4/4/54	1,786	1,786
					12,049
Belgium (0.2%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	689	645
3

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	615
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	762	727
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	852
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/34	3,300	3,450
					6,289
Canada (1.0%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	2,020	2,051
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	1,685	1,683
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,995	1,979
[6]	Constellation Software Inc.	5.158%	2/16/29	310	315
[6]	Constellation Software Inc.	5.461%	2/16/34	4,959	5,062
[9]	Emera Inc.	4.838%	5/2/30	3,000	2,164
	Emera US Finance LP	2.639%	6/15/31	1,365	1,184
	Emera US Finance LP	4.750%	6/15/46	1,853	1,581
	Enbridge Inc.	3.125%	11/15/29	1,845	1,716
[9]	Enbridge Inc.	6.100%	11/9/32	3,388	2,632
	Fortis Inc.	3.055%	10/4/26	853	832
[9]	Rogers Communications Inc.	3.250%	5/1/29	5,711	3,876
					25,075
Denmark (0.8%)
[1,8]	Carlsberg Breweries A/S	4.250%	10/5/33	315	351
[1,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,727
[6]	Danske Bank A/S	5.705%	3/1/30	725	747
[1,8]	DSV Finance BV	0.500%	3/3/31	2,590	2,326
[1,8]	Jyske Bank A/S	4.125%	9/6/30	2,860	3,084
[1,8]	Jyske Bank A/S	5.125%	5/1/35	2,825	3,106
[1,8]	Nykredit Realkredit A/S	3.500%	7/10/31	7,285	7,634
					18,975
France (1.3%)
[6]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	3,904	4,016
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,386
[1,8]	BNP Paribas SA	0.125%	9/4/26	600	600
[6]	BNP Paribas SA	5.335%	6/12/29	3,132	3,185
[1,8]	BNP Paribas SA	4.250%	4/13/31	800	872
[6]	BPCE SA	3.250%	1/11/28	525	504
[6]	BPCE SA	5.281%	5/30/29	680	693
[6]	BPCE SA	5.876%	1/14/31	2,100	2,160
[6]	BPCE SA	6.508%	1/18/35	2,175	2,252
[8]	BPCE SFH SA	3.000%	10/17/29	2,800	2,952
[6]	Credit Agricole SA	4.631%	9/11/28	4,280	4,261
[8]	Mercialys SA	4.000%	9/10/31	3,200	3,397
[1,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/28	2,000	2,081
[6]	WEA Finance LLC	2.875%	1/15/27	215	207
[6]	WEA Finance LLC	3.500%	6/15/29	475	449
					31,015
Germany (0.2%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	187
[1,8]	Deutsche Pfandbriefbank AG	4.000%	1/27/28	950	987
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	3,900	3,828
					5,002
Italy (0.6%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	2,390	2,558
[1,8]	Banco BPM SpA	0.750%	3/15/27	2,950	2,948
[1,8]	BPER Banca SpA	3.750%	10/22/28	1,010	1,090
[1,8]	Credit Agricole Italia SpA	3.250%	2/15/34	1,500	1,578
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	5,725	6,140
					14,314
Japan (0.2%)
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,718
[1,8]	Toyota Motor Finance Netherlands BV	3.125%	7/11/29	1,805	1,898
					5,616
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	263
	America Movil SAB de CV	6.375%	3/1/35	385	418
					681
Norway (0.1%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,490	1,430
4

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Aker BP ASA	3.100%	7/15/31	1,607	1,413
					2,843
Saudi Arabia (0.3%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	4,201	3,711
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	1,330	1,349
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	2,265	2,266
					7,326
South Africa (0.2%)
[6]	Anglo American Capital plc	2.625%	9/10/30	1,420	1,261
[1,8]	Anglo American Capital plc	4.750%	9/21/32	1,375	1,540
[6]	Anglo American Capital plc	5.750%	4/5/34	996	1,025
[6]	Anglo American Capital plc	3.950%	9/10/50	475	364
					4,190
Spain (0.3%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,110
[1,8]	CaixaBank SA	4.125%	2/9/32	1,200	1,304
[1,8]	CaixaBank SA	5.125%	7/19/34	1,600	1,863
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	600	639
					7,916
Switzerland (0.6%)
[8]	Sika Capital BV	1.500%	4/29/31	2,525	2,403
	UBS AG	7.500%	2/15/28	4,023	4,346
	UBS AG	5.650%	9/11/28	1,131	1,170
[1,8]	UBS Group AG	4.750%	3/17/32	2,690	3,013
[6]	UBS Group AG	6.301%	9/22/34	2,939	3,151
					14,083
United Arab Emirates (0.2%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	2,935	2,858
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	3,887	3,407
					6,265
United Kingdom (2.3%)
[1,10]	Anglian Water Services Financing plc	5.875%	6/20/31	2,455	3,139
[1,10]	Anglian Water Services Financing plc	6.250%	9/12/44	660	810
[6]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,237
[6]	Ashtead Capital Inc.	5.500%	8/11/32	600	604
[6]	Ashtead Capital Inc.	5.550%	5/30/33	385	386
	AstraZeneca plc	4.000%	1/17/29	831	819
	Barclays plc	5.829%	5/9/27	2,108	2,135
	Barclays plc	5.086%	2/25/29	1,355	1,363
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,404
[1,8]	British Telecommunications plc	3.875%	1/20/34	4,900	5,247
[8]	BUPA Finance plc	5.000%	10/12/30	3,815	4,304
[3]	HSBC Holdings plc	4.899%	3/3/29	950	952
	Lloyds Banking Group plc	5.087%	11/26/28	4,605	4,638
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	949
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	697
[1,8]	National Grid plc	0.163%	1/20/28	1,700	1,638
[1,8]	National Grid plc	3.875%	1/16/29	2,125	2,285
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	4,095	4,405
[1,10]	Severn Trent Utilities Finance plc	5.875%	7/31/38	1,412	1,797
	Smith & Nephew plc	5.400%	3/20/34	1,047	1,055
[10]	South West Water Finance plc	5.750%	12/11/32	1,925	2,459
[1,10]	South West Water Finance plc	6.375%	8/5/41	1,600	2,074
[6]	Standard Chartered plc	5.545%	1/21/29	965	981
[6]	Standard Chartered plc	5.005%	10/15/30	3,779	3,777
[1,10]	United Utilities Water Finance plc	5.750%	5/28/51	1,500	1,781
[1,10]	Yorkshire Water Finance plc	6.375%	11/18/34	2,675	3,498
					55,434
United States (11.3%)
[1]	Alabama Power Co.	4.300%	7/15/48	281	236
[6]	Alcon Finance Corp.	3.000%	9/23/29	3,856	3,588
[6]	Alcon Finance Corp.	2.600%	5/27/30	1,926	1,732
[6]	Alcon Finance Corp.	5.750%	12/6/52	200	203
	American Express Co.	6.489%	10/30/31	72	78
	American Express Co.	5.043%	5/1/34	3,458	3,467
	American International Group Inc.	3.400%	6/30/30	1,078	1,009
[8]	American Medical Systems Europe BV	3.500%	3/8/32	1,300	1,384
5

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	5.000%	1/31/30	1,741	1,755
[6]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	1,015
	Aon North America Inc.	5.300%	3/1/31	2,163	2,208
	AT&T Inc.	3.500%	6/1/41	1,052	826
	AT&T Inc.	4.300%	12/15/42	1,604	1,375
	AT&T Inc.	4.750%	5/15/46	3,960	3,525
	AT&T Inc.	3.550%	9/15/55	761	528
[6]	Athene Global Funding	2.500%	3/24/28	2,813	2,627
[6]	Athene Global Funding	5.583%	1/9/29	3,959	4,049
[6]	Athene Global Funding	2.646%	10/4/31	2,319	1,989
[6]	Aviation Capital Group LLC	5.375%	7/15/29	6,315	6,388
	Bank of America Corp.	5.933%	9/15/27	2,074	2,114
	Bank of America Corp.	5.819%	9/15/29	1,160	1,200
	Bank of America Corp.	5.872%	9/15/34	1,178	1,234
	Bank of America Corp.	2.482%	9/21/36	3,947	3,288
	Bank of America Corp.	3.311%	4/22/42	1,211	931
[6]	Beacon Funding Trust	6.266%	8/15/54	1,160	1,183
	Boeing Co.	5.805%	5/1/50	1,262	1,219
	Boeing Co.	6.858%	5/1/54	2,809	3,088
[6]	Boston Gas Co.	3.001%	8/1/29	143	132
	BP Capital Markets America Inc.	4.812%	2/13/33	615	607
	BP Capital Markets America Inc.	5.227%	11/17/34	1,535	1,549
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	934
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	3,725	3,795
	Capital One Financial Corp.	7.149%	10/29/27	1,120	1,162
	Capital One Financial Corp.	5.700%	2/1/30	270	277
	Capital One Financial Corp.	6.051%	2/1/35	1,303	1,354
	Capital One Financial Corp.	5.884%	7/26/35	3,593	3,693
	Capital One Financial Corp.	6.183%	1/30/36	490	499
[8]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,074
	Charter Communications Operating LLC	4.200%	3/15/28	6,901	6,748
	Charter Communications Operating LLC	2.250%	1/15/29	2,687	2,412
	Charter Communications Operating LLC	5.050%	3/30/29	655	650
	Charter Communications Operating LLC	6.384%	10/23/35	391	398
	Charter Communications Operating LLC	3.700%	4/1/51	672	434
	Charter Communications Operating LLC	3.900%	6/1/52	1,022	678
	Citizens Financial Group Inc.	5.841%	1/23/30	615	632
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	328
[6]	CNO Global Funding	5.875%	6/4/27	1,930	1,979
[6]	CNO Global Funding	4.875%	12/10/27	525	526
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	870	864
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	455	458
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	499
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	2,153	2,287
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	549	594
[8]	Comcast Corp.	0.000%	9/14/26	3,225	3,213
	Commonwealth Edison Co.	3.650%	6/15/46	39	30
	Commonwealth Edison Co.	4.000%	3/1/48	270	216
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	91
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	275
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	136
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	2,075
[6]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,238
	Cousins Properties LP	5.875%	10/1/34	2,800	2,854
[6]	Cox Communications Inc.	4.800%	2/1/35	100	93
	CRH SMW Finance DAC	5.125%	1/9/30	1,940	1,965
	CVS Health Corp.	4.125%	4/1/40	110	90
	CVS Health Corp.	5.050%	3/25/48	138	120
	Discovery Communications LLC	4.650%	5/15/50	1,394	1,037
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	266
	Dominion Energy Inc.	5.375%	11/15/32	1,845	1,876
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	377
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	208
	DTE Energy Co.	5.200%	4/1/30	1,210	1,227
	Duke Energy Corp.	5.000%	8/15/52	2,203	1,965
	Eaton Corp.	4.700%	8/23/52	160	145
[3]	Energy Transfer LP	5.200%	4/1/30	225	227
	Energy Transfer LP	5.150%	3/15/45	1,099	987
	Energy Transfer LP	6.000%	6/15/48	1,562	1,548
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	840
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.950%	7/15/34	2,475	2,576
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,699
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	88	89
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	229	219
	Florida Power & Light Co.	5.050%	4/1/28	270	275
[8]	Fortive Corp.	3.700%	8/15/29	3,515	3,764
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	420	436
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	1,940	2,032
[6]	Foundry JV Holdco LLC	5.900%	1/25/33	920	950
[6]	Foundry JV Holdco LLC	5.875%	1/25/34	260	266
[6]	GA Global Funding Trust	5.500%	1/8/29	4,891	4,993
[6]	GA Global Funding Trust	5.200%	12/9/31	345	344
[6]	GA Global Funding Trust	5.900%	1/13/35	2,293	2,350
[3]	Georgia Power Co.	4.850%	3/15/31	1,010	1,014
[3]	Georgia Power Co.	5.200%	3/15/35	1,540	1,548
	Georgia Power Co.	4.300%	3/15/42	3,827	3,319
	Georgia Power Co.	5.125%	5/15/52	478	451
	GLP Capital LP	6.750%	12/1/33	3,418	3,670
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	473
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	1,682	1,615
	Healthpeak OP LLC	3.500%	7/15/29	369	350
	Home Depot Inc.	3.300%	4/15/40	1,017	814
[6]	Hyundai Capital America	6.250%	11/3/25	6,046	6,102
	Intel Corp.	4.600%	3/25/40	4,182	3,652
	Intel Corp.	5.600%	2/21/54	2,225	2,074
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,926
	Intercontinental Exchange Inc.	3.000%	6/15/50	177	118
	Intercontinental Exchange Inc.	4.950%	6/15/52	214	198
	JBS USA Holding Lux Sarl	6.750%	3/15/34	3,323	3,610
[8]	Johnson & Johnson	3.700%	2/26/55	1,920	2,012
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,430
	JPMorgan Chase & Co.	6.087%	10/23/29	2,244	2,346
	JPMorgan Chase & Co.	5.140%	1/24/31	1,300	1,319
	JPMorgan Chase & Co.	6.254%	10/23/34	4,346	4,681
	JPMorgan Chase & Co.	5.502%	1/24/36	410	421
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	865
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	883
	Kenvue Inc.	5.050%	3/22/53	1,741	1,672
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	440	428
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	1,127	1,116
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,765
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	426
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	110	92
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,267
[1]	Morgan Stanley	3.772%	1/24/29	628	613
	Morgan Stanley	5.230%	1/15/31	1,290	1,310
[8]	Morgan Stanley	0.497%	2/7/31	1,495	1,370
[1]	Morgan Stanley	2.511%	10/20/32	928	798
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	1,690	1,704
	Nasdaq Inc.	5.950%	8/15/53	215	224
	Nasdaq Inc.	6.100%	6/28/63	198	206
	NiSource Inc.	5.250%	3/30/28	534	542
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	195
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	28
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	157	163
	Oglethorpe Power Corp.	5.050%	10/1/48	177	160
	ONEOK Inc.	4.750%	10/15/31	1,055	1,038
	Oracle Corp.	5.250%	2/3/32	880	893
	Oracle Corp.	4.300%	7/8/34	204	191
	Oracle Corp.	4.700%	9/27/34	1,138	1,094
	Oracle Corp.	3.600%	4/1/40	1,355	1,081
	Oracle Corp.	3.650%	3/25/41	1,345	1,063
	Oracle Corp.	4.500%	7/8/44	981	841
	Oracle Corp.	4.125%	5/15/45	20	16
	Oracle Corp.	3.600%	4/1/50	305	217
	Oracle Corp.	3.950%	3/25/51	1,340	1,009
	Oracle Corp.	6.900%	11/9/52	45	51
	Oracle Corp.	5.550%	2/6/53	498	477
	Oracle Corp.	5.375%	9/27/54	1,036	973
	Oracle Corp.	4.100%	3/25/61	14	10
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	3.375%	2/15/28	2,247	2,147
	Paramount Global	4.200%	6/1/29	4,376	4,201
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	2,002	2,031
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/30	585	594
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	781
	Pilgrim's Pride Corp.	4.250%	4/15/31	5,924	5,590
	Progressive Corp.	3.950%	3/26/50	1,336	1,070
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,497
[6]	Protective Life Global Funding	5.432%	1/14/32	1,990	2,039
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,040	1,061
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,251
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	1,071	1,065
[8]	Realty Income Corp.	4.875%	7/6/30	3,715	4,136
[6]	RGA Global Funding	5.448%	5/24/29	1,400	1,438
[6]	RGA Global Funding	5.250%	1/9/30	1,775	1,802
[6]	SBA Tower Trust	1.884%	1/15/26	245	239
[6]	SBA Tower Trust	1.631%	11/15/26	2,265	2,143
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	269	237
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	125
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	65
[1]	Shell Finance US Inc.	4.000%	5/10/46	330	268
	Shell International Finance BV	3.000%	11/26/51	1,338	883
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	315
[8]	Stryker Corp.	3.375%	9/11/32	1,925	2,027
[1]	Sutter Health	2.294%	8/15/30	190	168
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,089
	Targa Resources Corp.	5.550%	8/15/35	1,170	1,174
	Targa Resources Corp.	6.125%	5/15/55	830	840
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,337	1,319
	Toledo Hospital	5.750%	11/15/38	155	156
	Tyson Foods Inc.	5.700%	3/15/34	3,069	3,162
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	31	31
	Verizon Communications Inc.	2.875%	11/20/50	250	160
	Verizon Communications Inc.	3.000%	11/20/60	260	158
[6]	VICI Properties LP	4.250%	12/1/26	6,101	6,027
[6]	VICI Properties LP	4.625%	12/1/29	2,508	2,439
	VICI Properties LP	5.125%	5/15/32	432	426
[1,9]	Walt Disney Co.	3.057%	3/30/27	2,350	1,622
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,735	1,341
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	625	430
[1]	Wells Fargo & Co.	4.808%	7/25/28	2,106	2,110
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,256
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	440
	Wells Fargo & Co.	5.389%	4/24/34	1,000	1,010
	Wells Fargo & Co.	5.211%	12/3/35	1,648	1,643
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,793
	Welltower OP LLC	4.125%	3/15/29	3,840	3,762
[6]	Whistler Pipeline LLC	5.400%	9/30/29	2,093	2,110
[6]	Whistler Pipeline LLC	5.700%	9/30/31	1,395	1,416
					276,905
Total Corporate Bonds (Cost $493,871)					493,978
Sovereign Bonds (5.5%)
Australia (0.4%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	135	81
[1,12]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,393
[1,12]	Commonwealth of Australia	3.250%	4/21/29	8,537	5,191
[1,12]	Commonwealth of Australia	1.000%	11/21/31	1,401	714
[1,12]	Commonwealth of Australia	4.500%	4/21/33	582	369
[1,12]	Commonwealth of Australia	3.750%	5/21/34	511	305
					9,053
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	173
[1,6]	Bermuda	3.375%	8/20/50	200	137
					310
Bulgaria (0.2%)
[1,8]	Republic of Bulgaria	4.375%	5/13/31	1,995	2,236
[1,8]	Republic of Bulgaria	4.500%	1/27/33	1,270	1,441
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Republic of Bulgaria	4.250%	9/5/44	1,130	1,206
[1,8]	Republic of Bulgaria	1.375%	9/23/50	1,630	1,028
					5,911
Canada (0.5%)
[9]	Canadian Government Bond	2.750%	9/1/27	2,189	1,521
[9]	Canadian Government Bond	3.250%	12/1/33	673	479
[9]	Canadian Government Bond	3.500%	12/1/45	964	706
[9]	Canadian Government Bond	2.000%	12/1/51	250	137
[9]	Canadian Government Bond	1.750%	12/1/53	634	324
[9]	City of Montreal	3.150%	12/1/36	750	481
[9]	City of Montreal	3.500%	12/1/38	410	267
[9]	City of Montreal	2.400%	12/1/41	1,000	541
[9]	City of Toronto	3.200%	8/1/48	1,000	576
[1,12]	Province of British Columbia	5.250%	5/23/34	6,850	4,331
[1,11]	Province of Ontario	0.250%	6/28/29	985	1,075
[9]	Regional Municipality of York	2.150%	6/22/31	800	521
					10,959
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	631
Germany (2.4%)
[8]	Federal Republic of Germany	2.900%	6/18/26	17,375	18,217
[1,8]	Federal Republic of Germany	1.300%	10/15/27	23,215	23,685
[8]	Federal Republic of Germany	2.200%	2/15/34	16,140	16,558
[8]	Federal Republic of Germany	2.500%	8/15/54	780	780
					59,240
Israel (0.1%)
	State of Israel	5.375%	3/12/29	2,245	2,264
	State of Israel	5.500%	3/12/34	299	301
					2,565
Japan (0.8%)
[1,13]	Japan	0.112%	4/21/25	477,500	3,170
[1,13]	Japan	0.600%	6/20/29	1,154,200	7,546
[1,13]	Japan	1.100%	6/20/34	669,800	4,363
[1,13]	Japan	1.100%	6/20/43	276,400	1,593
[1,13]	Japan	1.300%	12/20/43	78,350	465
[1,13]	Japan	0.700%	6/20/51	117,800	541
[1,13]	Japan	0.700%	9/20/51	87,500	400
[1,13]	Japan	1.200%	6/20/53	72,900	372
[1,13]	Japan	1.600%	12/20/53	20,900	118
					18,568
Mexico (0.1%)
[1]	United Mexican States	6.750%	9/27/34	319	336
[1]	United Mexican States	6.400%	5/7/54	2,275	2,129
					2,465
Netherlands (0.1%)
[1,8]	TenneT Holding BV	0.875%	6/3/30	970	909
[1,8]	TenneT Holding BV	4.500%	10/28/34	1,620	1,844
					2,753
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/48	255	249
[1,6]	State of Qatar	4.400%	4/16/50	780	682
					931
Saudi Arabia (0.3%)
[1,6]	Kingdom of Saudi Arabia	5.375%	1/13/31	2,925	2,974
[1,6]	Kingdom of Saudi Arabia	5.625%	1/13/35	3,377	3,469
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	675
					7,118
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,000
Supranational (0.5%)
[1,8]	European Union	0.000%	7/4/35	1,740	1,344
[1,8]	European Union	0.200%	6/4/36	2,705	2,081
[1,8]	European Union	4.000%	4/4/44	1,410	1,590
[1,8]	European Union	2.625%	2/4/48	6,155	5,626
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	European Union	3.000%	3/4/53	305	290
					10,931
United Kingdom (0.1%)
[10]	United Kingdom	4.500%	9/7/34	315	398
[10]	United Kingdom	0.625%	10/22/50	2,415	1,167
					1,565
Total Sovereign Bonds (Cost $140,813)					134,000
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	91
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	329	368
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	73
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	47
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	906	1,016
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	115	106
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	230
	Illinois GO	5.100%	6/1/33	3,543	3,547
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	337
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	220	221
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	150
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	188
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	896
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	679
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,186
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	197
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	908	926
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	759
Total Taxable Municipal Bonds (Cost $12,764)					12,027
10

Global Wellington Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[17]	Vanguard Market Liquidity Fund (Cost $63,224)	4.351%	632,417	63,241
Total Investments (100.0%) (Cost $2,117,798)				2,455,525
Other Assets and Liabilities—Net (0.0%)				483
Net Assets (100%)				2,456,008
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Securities with a value of $140,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $827,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $182,911,000, representing 7.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
11

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(41)	(4,425)	(40)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/31/25	EUR	3,090	USD	3,224	—	(14)
Goldman Sachs International	3/31/25	GBP	740	USD	937	—	(7)
Bank of America, N.A.	3/31/25	JPY	16,000	USD	107	—	(1)
Bank of America, N.A.	3/31/25	USD	16,746	AUD	26,302	422	—
Goldman Sachs International	3/31/25	USD	113	AUD	180	2	—
Goldman Sachs International	3/31/25	USD	17,099	CAD	24,266	306	—
JPMorgan Chase Bank, N.A.	3/31/25	AUD	900	CAD	813	—	(4)
Goldman Sachs International	3/31/25	USD	4,824	CHF	4,314	31	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	191,592	EUR	182,674	1,828	—
JPMorgan Chase Bank, N.A.	3/31/25	GBP	2,921	EUR	3,517	20	—
Goldman Sachs International	3/31/25	USD	1,679	EUR	1,600	17	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	30,770	GBP	24,309	193	—
Bank of America, N.A.	3/31/25	USD	469	GBP	370	4	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	17,884	JPY	2,661,773	146	—
JPMorgan Chase Bank, N.A.	3/31/25	AUD	3,879	JPY	366,900	—	(38)
Bank of America, N.A.	3/31/25	GBP	1,169	JPY	220,831	—	(1)
JPMorgan Chase Bank, N.A.	3/31/25	USD	3	SEK	30	—	—
						2,969	(65)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellington Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,054,574)	2,392,284
Affiliated Issuers (Cost $63,224)	63,241
Total Investments in Securities	2,455,525
Investment in Vanguard	64
Foreign Currency, at Value (Cost $9,812)	9,811
Receivables for Investment Securities Sold	12,404
Receivables for Accrued Income	15,307
Receivables for Capital Shares Issued	2,013
Unrealized Appreciation—Forward Currency Contracts	2,969
Total Assets	2,498,093
Liabilities
Due to Custodian	836
Payables for Investment Securities Purchased	38,533
Payables for Capital Shares Redeemed	1,646
Payables to Investment Advisor	698
Payables to Vanguard	278
Variation Margin Payable—Futures Contracts	29
Unrealized Depreciation—Forward Currency Contracts	65
Total Liabilities	42,085
Net Assets	2,456,008
At February 28, 2025, net assets consisted of:

Paid-in Capital	2,077,597
Total Distributable Earnings (Loss)	378,411
Net Assets	2,456,008

Investor Shares—Net Assets
Applicable to 10,804,140 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	282,633
Net Asset Value Per Share—Investor Shares	$26.16

Admiral™ Shares—Net Assets
Applicable to 66,453,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,173,375
Net Asset Value Per Share—Admiral Shares	$32.70
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellington Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	19,546
Interest[2]	19,329
Securities Lending—Net	—
Total Income	38,875
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,855
Performance Adjustment	(121)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	392
Management and Administrative—Admiral Shares	1,734
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	62
Custodian Fees	31
Shareholders’ Reports and Proxy Fees—Investor Shares	19
Shareholders’ Reports and Proxy Fees—Admiral Shares	39
Trustees’ Fees and Expenses	1
Other Expenses	87
Total Expenses	4,108
Net Investment Income	34,767
Realized Net Gain (Loss)
Investment Securities Sold[2]	40,701
Futures Contracts	1,116
Swap Contracts	(134)
Forward Currency Contracts	18,306
Foreign Currencies	(406)
Realized Net Gain (Loss)	59,583
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(78,256)
Futures Contracts	(208)
Forward Currency Contracts	566
Foreign Currencies	(342)
Change in Unrealized Appreciation (Depreciation)	(78,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,110
1	Dividends include foreign tax reclaims of $764,000 and are net of foreign withholding taxes of $517,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,194,000, $9,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,767	71,604
Realized Net Gain (Loss)	59,583	88,211
Change in Unrealized Appreciation (Depreciation)	(78,240)	205,126
Net Increase (Decrease) in Net Assets Resulting from Operations	16,110	364,941
Distributions
Investor Shares	(15,333)	(7,676)
Admiral Shares	(120,186)	(61,454)
Total Distributions	(135,519)	(69,130)
Capital Share Transactions
Investor Shares	5,388	11,182
Admiral Shares	(3,582)	259,177
Net Increase (Decrease) from Capital Share Transactions	1,806	270,359
Total Increase (Decrease)	(117,603)	566,170
Net Assets
Beginning of Period	2,573,611	2,007,441
End of Period	2,456,008	2,573,611
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.45	$24.34	$23.18	$26.18	$22.29	$21.41
Investment Operations
Net Investment Income[1]	.352	.758	.630	.566	.410	.430
Net Realized and Unrealized Gain (Loss) on Investments	(.210)	3.087	1.659	(2.711)	3.871	.874
Total from Investment Operations	.142	3.845	2.289	(2.145)	4.281	1.304
Distributions
Dividends from Net Investment Income	(.385)	(.725)	(.560)	(.446)	(.391)	(.389)
Distributions from Realized Capital Gains	(1.047)	(.010)	(.569)	(.409)	—	(.035)
Total Distributions	(1.432)	(.735)	(1.129)	(.855)	(.391)	(.424)
Net Asset Value, End of Period	$26.16	$27.45	$24.34	$23.18	$26.18	$22.29
Total Return[2]	0.73%	16.07%	10.18%	-8.43%	19.36%	6.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$283	$291	$247	$226	$247	$181
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.48%[4]	0.50%[4]	0.45%[4]	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.98%	2.66%	2.26%	1.68%	2.01%
Portfolio Turnover Rate[5]	36%	74%	93%	77%	68%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.03%, 0.04%, (0.01%), (0.03%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%, 0.50%, and 0.45%, respectively.
5	Includes 1%, 2%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.31	$30.43	$28.98	$32.74	$27.87	$26.76
Investment Operations
Net Investment Income[1]	.461	.989	.827	.750	.554	.564
Net Realized and Unrealized Gain (Loss) on Investments	(.260)	3.851	2.072	(3.398)	4.842	1.104
Total from Investment Operations	.201	4.840	2.899	(2.648)	5.396	1.668
Distributions
Dividends from Net Investment Income	(.502)	(.947)	(.738)	(.601)	(.526)	(.514)
Distributions from Realized Capital Gains	(1.309)	(.013)	(.711)	(.511)	—	(.044)
Total Distributions	(1.811)	(.960)	(1.449)	(1.112)	(.526)	(.558)
Net Asset Value, End of Period	$32.70	$34.31	$30.43	$28.98	$32.74	$27.87
Total Return[2]	0.80%	16.20%	10.32%	-8.33%	19.53%	6.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,173	$2,283	$1,761	$1,563	$1,577	$1,129
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.35%[4]	0.37%[4]	0.32%[4]	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.10%	2.79%	2.39%	1.81%	2.11%
Portfolio Turnover Rate[5]	36%	74%	93%	77%	68%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.03%, 0.04%, (0.01%), (0.03%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%, 0.37%, and 0.32%, respectively.
5	Includes 1%, 2%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
18

Global Wellington Fund
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at February 28, 2025.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
19

Global Wellington Fund
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the six months ended February 28, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net decrease of $121,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $64,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
20

Global Wellington Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	855,539	33,007	—	888,546
Common Stocks—Other	93,757	608,629	—	702,386
U.S. Government and Agency Obligations	—	135,779	—	135,779
Asset-Backed/Commercial Mortgage-Backed Securities	—	25,568	—	25,568
Corporate Bonds	—	493,978	—	493,978
Sovereign Bonds	—	134,000	—	134,000
Taxable Municipal Bonds	—	12,027	—	12,027
Temporary Cash Investments	63,241	—	—	63,241
Total	1,012,537	1,442,988	—	2,455,525

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,969	—	2,969
Liabilities
Futures Contracts[1]	(40)	—	—	(40)
Forward Currency Contracts	—	(65)	—	(65)
Total	(40)	(65)	—	(105)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,969	2,969
Total Assets	—	2,969	2,969

Unrealized Depreciation—Futures Contracts[1]	(40)	—	(40)
Unrealized Depreciation—Forward Currency Contracts	—	(65)	(65)
Total Liabilities	(40)	(65)	(105)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,116	—	1,116
Swap Contracts	(134)	—	(134)
Forward Currency Contracts	—	18,306	18,306
Realized Net Gain (Loss) on Derivatives	982	18,306	19,288

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(208)	—	(208)
Forward Currency Contracts	—	566	566
Change in Unrealized Appreciation (Depreciation) on Derivatives	(208)	566	358
21

Global Wellington Fund
F.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,121,628
Gross Unrealized Appreciation	405,071
Gross Unrealized Depreciation	(68,310)
Net Unrealized Appreciation (Depreciation)	336,761
G.  During the six months ended February 28, 2025, the fund purchased $633,779,000 of investment securities and sold $661,790,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $241,812,000 and $257,759,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $0 and sales were $1,623,000, resulting in net realized gain of $839,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,793	1,123	82,039	3,231
Issued in Lieu of Cash Distributions	13,809	546	6,839	269
Redeemed	(38,214)	(1,459)	(77,696)	(3,048)
Net Increase (Decrease)—Investor Shares	5,388	210	11,182	452
Admiral Shares
Issued	143,403	4,343	576,099	18,669
Issued in Lieu of Cash Distributions	106,088	3,354	53,559	1,686
Redeemed	(253,073)	(7,770)	(370,481)	(11,685)
Net Increase (Decrease)—Admiral Shares	(3,582)	(73)	259,177	8,670
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
22

Global Wellington Fund
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q15672 042025
23

Financial Statements
For the six-months ended February 28, 2025
Vanguard Global Wellesley® Income Fund

Contents
Financial Statements	1

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (36.9%)
Australia (0.7%)
Rio Tinto plc	65,072	3,932
Canada (2.3%)
Royal Bank of Canada	41,945	4,957
Bank of Nova Scotia	88,224	4,380
Enbridge Inc.	69,749	2,980
		12,317
France (2.8%)
TotalEnergies SE	100,656	6,069
Engie SA	226,751	4,056
Pernod Ricard SA	28,206	3,027
AXA SA	58,544	2,289
		15,441
Germany (0.6%)
Talanx AG	36,302	3,304
Hong Kong (0.9%)
AIA Group Ltd.	652,000	5,006
India (0.6%)
HDFC Bank Ltd. ADR	54,792	3,376
Italy (1.1%)
FinecoBank Banca Fineco SpA	331,836	6,213
Japan (2.3%)
Isuzu Motors Ltd.	279,026	3,694
KDDI Corp.	94,781	3,091
Tokio Marine Holdings Inc.	79,652	2,837
Mitsubishi UFJ Financial Group Inc.	221,852	2,828
		12,450
Netherlands (0.5%)
Koninklijke KPN NV	734,359	2,803
Norway (1.5%)
Equinor ASA	180,449	4,191
DNB Bank ASA	165,727	3,824
		8,015
Spain (0.6%)
Industria de Diseno Textil SA	62,052	3,335
Switzerland (0.7%)
UBS Group AG (Registered)	104,936	3,636
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	122,500	3,736
United Kingdom (5.8%)
AstraZeneca plc	43,269	6,547
BAE Systems plc	302,406	5,408
Reckitt Benckiser Group plc	75,020	4,965
HSBC Holdings plc	393,728	4,669
National Grid plc	308,999	3,795
RS Group plc	483,182	3,724
Unilever plc	48,942	2,773
		31,881
United States (15.8%)
Philip Morris International Inc.	41,890	6,505
1

Global Wellesley Income Fund
				Shares	Market Value• ($000)
	Merck & Co. Inc.			60,015	5,536
	Deere & Co.			11,140	5,356
	Ares Management Corp. Class A			27,548	4,709
	Sempra			64,856	4,642
	Johnson & Johnson			25,757	4,250
	Novartis AG (Registered)			38,854	4,228
	Duke Energy Corp.			35,501	4,171
	Bank of America Corp.			90,071	4,152
	Darden Restaurants Inc.			20,094	4,028
	Texas Instruments Inc.			20,310	3,981
	UnitedHealth Group Inc.			8,134	3,863
	Coterra Energy Inc.			139,960	3,777
	Elevance Health Inc.			9,396	3,729
	Atmos Energy Corp.			23,845	3,628
	Cisco Systems Inc.			56,358	3,613
	Crown Castle Inc.			35,393	3,330
	Lockheed Martin Corp.			6,960	3,135
	Microsoft Corp.			7,881	3,129
	Home Depot Inc.			7,316	2,902
	Pfizer Inc.			85,519	2,260
	Edison International			27,348	1,489
					86,413
Total Common Stocks (Cost $152,295)					201,858
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.1%)
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	431	403
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	43	42
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	64	62
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	426	399
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	537	467
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	341	330
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	669	550
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,034	887
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–3/15/55	1,255	1,117
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	1,202	1,107
[1]	Ginnie Mae II Pool	4.000%	8/20/52	738	698
[1]	Ginnie Mae II Pool	4.500%	3/20/53	847	822
[1]	Ginnie Mae II Pool	5.000%	9/20/52	545	540
[1]	Ginnie Mae REMICS	2.500%	10/20/49	1,116	985
[1]	Ginnie Mae REMICS	2.750%	9/20/44	48	46
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	3,655	2,996
[1,2]	UMBS Pool	2.500%	1/1/52	1,323	1,115
[1,2]	UMBS Pool	3.000%	10/1/51–4/1/53	2,845	2,492
[1,2]	UMBS Pool	3.500%	7/1/51–8/1/52	1,309	1,196
[1,2]	UMBS Pool	4.000%	3/1/46–8/1/51	735	704
[1,2]	UMBS Pool	4.500%	1/1/38–4/1/53	2,007	1,967
[1,2,3]	UMBS Pool	5.000%	8/1/52–3/25/55	2,926	2,886
[1,2,3]	UMBS Pool	5.500%	1/1/53–3/25/55	9,519	9,549
[1,2]	UMBS Pool	6.000%	2/1/53–11/1/53	4,498	4,599
	United States Treasury Note/Bond	1.750%	8/15/41	670	457
	United States Treasury Note/Bond	2.000%	11/15/41	578	409
	United States Treasury Note/Bond	2.375%	5/15/51	894	594
	United States Treasury Note/Bond	3.375%	8/15/42	215	186
	United States Treasury Note/Bond	4.000%	11/15/42	194	182
	United States Treasury Note/Bond	4.125%	2/28/27–8/15/44	1,298	1,273
	United States Treasury Note/Bond	4.250%	11/30/26–8/15/54	3,862	3,814
	United States Treasury Note/Bond	4.375%	1/31/32–8/15/43	281	278
[4]	United States Treasury Note/Bond	4.500%	2/15/44–11/15/54	2,890	2,893
	United States Treasury Note/Bond	4.625%	2/15/35–2/15/55	6,096	6,216
[5]	United States Treasury Note/Bond	4.750%	11/15/43–2/15/45	2,842	2,928
Total U.S. Government and Agency Obligations (Cost $55,208)					55,189
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	96	95
2

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States (2.3%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	709
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.723%	10/15/36	770	769
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	125	117
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	166
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	547	522
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	246
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.902%	10/25/41	107	108
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	797	812
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	719
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	120	114
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	682	652
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	692
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	679	690
[1,6]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	575	535
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,543	1,530
[1,3,6]	RFR Trust Series 2025-SGRM	5.562%	3/11/29	2,421	2,449
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	31	30
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	927	935
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	551	561
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	440	442
					12,798
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,710)					12,893
Corporate Bonds (37.2%)
Australia (1.0%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,535
[6]	Glencore Funding LLC	5.371%	4/4/29	465	474
[6]	Glencore Funding LLC	6.375%	10/6/30	2,047	2,176
[6]	Glencore Funding LLC	6.500%	10/6/33	199	215
[6]	Glencore Funding LLC	5.634%	4/4/34	181	184
[6]	Glencore Funding LLC	5.893%	4/4/54	789	789
					5,373
Belgium (0.5%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	823	770
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	344
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	156	149
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/34	1,500	1,568
					2,831
Canada (1.8%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	830	843
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	685	684
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	810	803
[6]	Constellation Software Inc.	5.158%	2/16/29	130	132
[6]	Constellation Software Inc.	5.461%	2/16/34	1,681	1,716
[9]	Emera Inc.	4.838%	5/2/30	1,560	1,125
	Emera US Finance LP	2.639%	6/15/31	1,199	1,040
	Emera US Finance LP	4.750%	6/15/46	468	399
	Enbridge Inc.	3.125%	11/15/29	1,092	1,016
[9]	Enbridge Inc.	6.100%	11/9/32	888	690
	Fortis Inc.	3.055%	10/4/26	625	610
[9]	Rogers Communications Inc.	3.250%	5/1/29	1,305	886
					9,944
Denmark (1.4%)
[1,8]	Carlsberg Breweries A/S	4.250%	10/5/33	130	145
[1,10]	Danske Bank A/S	2.250%	1/14/28	560	672
[6]	Danske Bank A/S	5.705%	3/1/30	280	288
[1,8]	DSV Finance BV	0.500%	3/3/31	1,025	920
[1,8]	Jyske Bank A/S	4.125%	9/6/30	1,135	1,224
[1,8]	Jyske Bank A/S	5.125%	5/1/35	1,125	1,237
[1,8]	Nykredit Realkredit A/S	3.500%	7/10/31	3,250	3,406
					7,892
France (2.7%)
[6]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	1,599	1,645
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	1,300	1,420
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	400
[6]	BNP Paribas SA	5.335%	6/12/29	3,180	3,234
[1,8]	BNP Paribas SA	4.250%	4/13/31	200	218
3

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	BPCE SA	5.281%	5/30/29	280	285
[6]	BPCE SA	5.876%	1/14/31	840	864
[6]	BPCE SA	6.508%	1/18/35	900	932
[8]	BPCE SFH SA	3.000%	10/17/29	1,200	1,265
[6]	Credit Agricole SA	4.631%	9/11/28	1,881	1,873
[8]	Mercialys SA	4.000%	9/10/31	1,300	1,380
[1,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/28	800	832
[6]	WEA Finance LLC	2.875%	1/15/27	95	91
[6]	WEA Finance LLC	3.500%	6/15/29	205	194
					14,633
Germany (0.4%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	152
[1,8]	Deutsche Pfandbriefbank AG	4.000%	1/27/28	380	395
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	1,600	1,570
					2,117
Italy (1.0%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	980	1,049
[1,8]	Banco BPM SpA	0.750%	3/15/27	1,295	1,294
[1,8]	Credit Agricole Italia SpA	3.250%	2/15/34	600	631
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	2,250	2,413
					5,387
Japan (0.3%)
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	920
[1,8]	Toyota Motor Finance Netherlands BV	3.125%	7/11/29	740	778
					1,698
Norway (0.2%)
[1,8]	Aker BP ASA	1.125%	5/12/29	560	537
[6]	Aker BP ASA	3.100%	7/15/31	658	579
					1,116
Saudi Arabia (0.5%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,700	1,502
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	525	533
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	895	895
					2,930
South Africa (0.3%)
[6]	Anglo American Capital plc	2.625%	9/10/30	315	280
[1,8]	Anglo American Capital plc	4.750%	9/21/32	625	700
[6]	Anglo American Capital plc	5.750%	4/5/34	324	333
[6]	Anglo American Capital plc	3.950%	9/10/50	200	153
					1,466
Spain (0.7%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,792
[1]	Banco Santander SA	5.365%	7/15/28	600	607
[1,8]	CaixaBank SA	5.125%	7/19/34	1,100	1,281
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	200	213
					3,893
Switzerland (1.1%)
[8]	Sika Capital BV	1.500%	4/29/31	955	909
	UBS AG	7.500%	2/15/28	1,816	1,962
	UBS AG	5.650%	9/11/28	309	320
[1,8]	UBS Group AG	4.750%	3/17/32	1,155	1,293
[6]	UBS Group AG	6.301%	9/22/34	1,192	1,278
					5,762
United Arab Emirates (0.2%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,175	1,144
United Kingdom (4.1%)
[1,10]	Anglian Water Services Financing plc	5.875%	6/20/31	975	1,247
[1,10]	Anglian Water Services Financing plc	6.250%	9/12/44	295	362
[6]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	1,040
[6]	Ashtead Capital Inc.	5.500%	8/11/32	300	302
	Barclays plc	5.086%	2/25/29	550	553
[1,8]	British Telecommunications plc	3.875%	1/20/34	1,980	2,120
[8]	BUPA Finance plc	5.000%	10/12/30	1,670	1,884
[3]	HSBC Holdings plc	4.899%	3/3/29	410	411
	Lloyds Banking Group plc	5.985%	8/7/27	979	996
4

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.087%	11/26/28	1,865	1,878
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	526
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	243
[1,8]	National Grid plc	0.163%	1/20/28	925	891
[1,8]	National Grid plc	3.875%	1/16/29	650	699
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,630	1,753
[1,10]	Severn Trent Utilities Finance plc	5.875%	7/31/38	566	720
	Smith & Nephew plc	5.400%	3/20/34	456	459
[10]	South West Water Finance plc	5.750%	12/11/32	800	1,022
[1,10]	South West Water Finance plc	6.375%	8/5/41	640	829
[6]	Standard Chartered plc	5.005%	10/15/30	2,227	2,226
[1,10]	United Utilities Water Finance plc	5.750%	5/28/51	600	713
[1,10]	Yorkshire Water Finance plc	6.375%	11/18/34	1,100	1,439
					22,313
United States (21.0%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,759
	American Express Co.	5.043%	5/1/34	434	435
	American Express Co.	5.284%	7/26/35	840	846
	American International Group Inc.	3.400%	6/30/30	1,149	1,076
[8]	American Medical Systems Europe BV	3.500%	3/8/32	540	575
	American Tower Corp.	5.000%	1/31/30	701	707
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	521
	Aon North America Inc.	5.300%	3/1/31	1,517	1,549
	AT&T Inc.	3.500%	6/1/41	1,031	809
	AT&T Inc.	4.300%	12/15/42	972	833
	AT&T Inc.	4.750%	5/15/46	995	886
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,377
[6]	Athene Global Funding	5.583%	1/9/29	685	701
[6]	Athene Global Funding	2.646%	10/4/31	1,258	1,079
[6]	Aviation Capital Group LLC	5.375%	7/15/29	2,596	2,626
	Bank of America Corp.	5.933%	9/15/27	982	1,001
	Bank of America Corp.	5.819%	9/15/29	1,764	1,825
	Bank of America Corp.	5.872%	9/15/34	930	974
	Bank of America Corp.	3.311%	4/22/42	625	480
[6]	Beacon Funding Trust	6.266%	8/15/54	455	464
	Boeing Co.	5.805%	5/1/50	555	536
	Boeing Co.	6.858%	5/1/54	1,117	1,228
[6]	Boston Gas Co.	3.001%	8/1/29	105	97
	BP Capital Markets America Inc.	5.227%	11/17/34	505	510
	BP Capital Markets America Inc.	3.001%	3/17/52	235	153
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	916
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,530	1,559
	Capital One Financial Corp.	6.312%	6/8/29	1,101	1,147
	Capital One Financial Corp.	5.700%	2/1/30	105	108
	Capital One Financial Corp.	6.051%	2/1/35	110	114
	Capital One Financial Corp.	5.884%	7/26/35	1,486	1,527
	Capital One Financial Corp.	6.183%	1/30/36	255	260
[8]	Carrier Global Corp.	4.500%	11/29/32	810	906
	Charter Communications Operating LLC	4.200%	3/15/28	2,810	2,748
	Charter Communications Operating LLC	2.250%	1/15/29	1,041	934
	Charter Communications Operating LLC	5.050%	3/30/29	435	432
	Charter Communications Operating LLC	6.384%	10/23/35	305	310
	Charter Communications Operating LLC	3.700%	4/1/51	40	26
	Charter Communications Operating LLC	3.900%	6/1/52	377	250
	Citizens Financial Group Inc.	5.841%	1/23/30	265	272
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	248
[6]	CNO Global Funding	4.875%	12/10/27	210	210
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	350	348
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	190	191
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	234
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	678	720
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	331	358
	Corebridge Financial Inc.	4.350%	4/5/42	733	631
[6]	Corebridge Global Funding	5.900%	9/19/28	1,107	1,151
	Cousins Properties LP	5.875%	10/1/34	1,136	1,158
	CRH SMW Finance DAC	5.125%	1/9/30	780	790
	CVS Health Corp.	4.300%	3/25/28	96	95
	Discovery Communications LLC	4.650%	5/15/50	647	481
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	86
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Dominion Energy Inc.	4.900%	8/1/41	247	225
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	250
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	253
	DTE Energy Co.	5.200%	4/1/30	495	502
	Duke Energy Corp.	5.000%	8/15/52	906	808
	Duke Energy Progress LLC	4.200%	8/15/45	350	293
	Eaton Corp.	4.700%	8/23/52	80	73
[3]	Energy Transfer LP	5.200%	4/1/30	90	91
	Energy Transfer LP	5.150%	3/15/45	581	522
	Energy Transfer LP	6.125%	12/15/45	567	572
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	523
	Eversource Energy	5.950%	7/15/34	1,005	1,046
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	40	41
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	124	119
	Florida Power & Light Co.	5.050%	4/1/28	125	127
[8]	Fortive Corp.	3.700%	8/15/29	1,515	1,622
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	200	208
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	733	768
[6]	Foundry JV Holdco LLC	5.900%	1/25/33	380	392
[6]	GA Global Funding Trust	5.500%	1/8/29	1,248	1,274
[6]	GA Global Funding Trust	5.200%	12/9/31	725	722
[6]	GA Global Funding Trust	5.900%	1/13/35	915	938
[3]	Georgia Power Co.	4.850%	3/15/31	415	417
[3]	Georgia Power Co.	5.200%	3/15/35	735	739
	Georgia Power Co.	4.300%	3/15/42	846	734
[1]	Georgia Power Co.	3.700%	1/30/50	35	26
	Georgia Power Co.	5.125%	5/15/52	700	660
	GLP Capital LP	6.750%	12/1/33	1,029	1,105
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	287
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	702	674
	HEICO Corp.	5.350%	8/1/33	1,083	1,095
	Home Depot Inc.	3.300%	4/15/40	620	496
[6]	Hyundai Capital America	6.250%	11/3/25	2,648	2,673
	Intel Corp.	4.600%	3/25/40	1,651	1,442
	Intel Corp.	5.600%	2/21/54	883	823
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,754
	JBS USA Holding Lux Sarl	6.750%	3/15/34	1,361	1,478
[8]	Johnson & Johnson	3.700%	2/26/55	780	817
	JPMorgan Chase & Co.	6.087%	10/23/29	919	961
	JPMorgan Chase & Co.	5.140%	1/24/31	535	543
	JPMorgan Chase & Co.	4.912%	7/25/33	912	907
	JPMorgan Chase & Co.	6.254%	10/23/34	904	974
	JPMorgan Chase & Co.	5.502%	1/24/36	195	200
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	403
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	522
	Kenvue Inc.	5.050%	3/22/53	617	593
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	487
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	462	458
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,649
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	98
	Merck & Co. Inc.	5.000%	5/17/53	656	619
[1]	Morgan Stanley	3.772%	1/24/29	175	171
	Morgan Stanley	5.230%	1/15/31	530	538
[8]	Morgan Stanley	0.497%	2/7/31	675	619
[1]	Morgan Stanley	2.511%	10/20/32	1,571	1,351
	Morgan Stanley	5.587%	1/18/36	40	41
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	670	675
	Nasdaq Inc.	5.550%	2/15/34	117	121
	Nasdaq Inc.	5.950%	8/15/53	105	109
	Nasdaq Inc.	6.100%	6/28/63	95	99
	NiSource Inc.	5.250%	3/30/28	255	259
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	217
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	214	221
	Oglethorpe Power Corp.	4.550%	6/1/44	20	17
	Oglethorpe Power Corp.	4.250%	4/1/46	81	65
	ONEOK Inc.	4.750%	10/15/31	425	418
	Oracle Corp.	5.250%	2/3/32	360	365
	Oracle Corp.	4.300%	7/8/34	78	73
	Oracle Corp.	4.700%	9/27/34	426	410
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.600%	4/1/40	909	725
	Oracle Corp.	3.650%	3/25/41	655	518
	Oracle Corp.	4.500%	7/8/44	480	411
	Oracle Corp.	4.125%	5/15/45	5	4
	Oracle Corp.	3.600%	4/1/50	91	65
	Oracle Corp.	3.950%	3/25/51	48	36
	Oracle Corp.	6.900%	11/9/52	15	17
	Oracle Corp.	5.550%	2/6/53	467	448
	Oracle Corp.	5.375%	9/27/54	236	222
	Oracle Corp.	4.100%	3/25/61	10	7
	Paramount Global	3.375%	2/15/28	887	848
	Paramount Global	4.200%	6/1/29	1,760	1,689
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	820	832
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/30	220	223
	Pilgrim's Pride Corp.	4.250%	4/15/31	2,426	2,289
	Progressive Corp.	3.950%	3/26/50	648	519
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	610	657
[6]	Protective Life Global Funding	5.432%	1/14/32	800	820
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	428	437
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	625
	Public Service Enterprise Group Inc.	5.200%	4/1/29	570	581
	QUALCOMM Inc.	4.500%	5/20/52	160	138
[8]	Realty Income Corp.	4.875%	7/6/30	1,520	1,692
[6]	RGA Global Funding	5.448%	5/24/29	580	596
[6]	RGA Global Funding	5.250%	1/9/30	710	721
[6]	SBA Tower Trust	1.884%	1/15/26	110	107
[6]	SBA Tower Trust	1.631%	11/15/26	615	582
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	168	148
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	79
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	41
[1]	Shell Finance US Inc.	4.000%	5/10/46	275	223
	Shell International Finance BV	3.000%	11/26/51	340	224
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	374
[8]	Stryker Corp.	3.375%	9/11/32	780	821
	Targa Resources Corp.	5.550%	8/15/35	600	602
	Targa Resources Corp.	6.125%	5/15/55	340	344
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	729	719
	Toledo Hospital	5.750%	11/15/38	110	111
	Tyson Foods Inc.	5.700%	3/15/34	1,279	1,318
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	33	33
	UnitedHealth Group Inc.	2.000%	5/15/30	215	189
	UnitedHealth Group Inc.	4.750%	5/15/52	50	44
	Verizon Communications Inc.	2.875%	11/20/50	180	115
[6]	VICI Properties LP	4.250%	12/1/26	2,444	2,415
[6]	VICI Properties LP	4.625%	12/1/29	1,009	981
	VICI Properties LP	5.125%	5/15/32	690	681
[1,9]	Walt Disney Co.	3.057%	3/30/27	1,225	845
	Warnermedia Holdings Inc.	5.141%	3/15/52	629	486
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	600	413
[1]	Wells Fargo & Co.	4.808%	7/25/28	831	833
	Wells Fargo & Co.	6.303%	10/23/29	965	1,014
[1]	Wells Fargo & Co.	2.879%	10/30/30	472	434
	Wells Fargo & Co.	5.211%	12/3/35	217	216
[1]	Wells Fargo & Co.	4.611%	4/25/53	1,097	953
[6]	Whistler Pipeline LLC	5.400%	9/30/29	841	848
[6]	Whistler Pipeline LLC	5.700%	9/30/31	565	574
					114,924
Total Corporate Bonds (Cost $204,115)					203,423
Sovereign Bonds (9.5%)
Australia (0.7%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	160	97
[1,12]	Commonwealth of Australia	2.250%	5/21/28	1,183	702
[1,12]	Commonwealth of Australia	3.250%	4/21/29	3,779	2,298
[1,12]	Commonwealth of Australia	1.000%	11/21/31	181	92
[1,12]	Commonwealth of Australia	4.500%	4/21/33	289	183
[1,12]	Commonwealth of Australia	3.750%	5/21/34	349	208
					3,580
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	173
Bulgaria (0.5%)
[1,8]	Republic of Bulgaria	4.375%	5/13/31	830	930
[1,8]	Republic of Bulgaria	4.500%	1/27/33	550	624
[8]	Republic of Bulgaria	4.250%	9/5/44	465	496
[1,8]	Republic of Bulgaria	1.375%	9/23/50	665	420
					2,470
Canada (1.0%)
[9]	Canadian Government Bond	2.750%	9/1/27	1,100	764
[9]	Canadian Government Bond	3.000%	6/1/34	351	245
[9]	Canadian Government Bond	3.500%	12/1/45	110	81
[9]	Canadian Government Bond	2.750%	12/1/55	201	128
[9]	City of Montreal	3.500%	12/1/38	910	592
[9]	City of Toronto	3.200%	8/1/48	1,000	575
[1,12]	Province of British Columbia	5.250%	5/23/34	2,850	1,802
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,173
[9]	Regional Municipality of York	2.150%	6/22/31	500	326
					5,686
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	777
Germany (3.6%)
[1,8]	Federal Republic of Germany	0.000%	10/9/26	5,385	5,416
[1,8]	Federal Republic of Germany	1.300%	10/15/27	6,735	6,871
[8]	Federal Republic of Germany	2.200%	2/15/34	6,710	6,884
[8]	Federal Republic of Germany	2.500%	8/15/54	685	685
					19,856
Israel (0.2%)
	State of Israel	5.375%	3/12/29	935	943
	State of Israel	5.500%	3/12/34	200	201
					1,144
Japan (1.3%)
[1,13]	Japan	0.112%	4/21/25	168,000	1,115
[1,13]	Japan	0.600%	6/20/29	454,150	2,969
[1,13]	Japan	1.100%	6/20/34	264,250	1,722
[1,13]	Japan	1.100%	6/20/43	111,250	641
[1,13]	Japan	1.300%	12/20/43	31,050	184
[1,13]	Japan	0.700%	6/20/51	80,700	371
[1,13]	Japan	0.700%	9/20/51	4,850	22
[1,13]	Japan	1.200%	6/20/53	32,650	167
					7,191
Mexico (0.2%)
	United Mexican States	6.400%	5/7/54	980	917
Netherlands (0.2%)
[1,8]	TenneT Holding BV	0.875%	6/3/30	385	361
[1,8]	TenneT Holding BV	4.500%	10/28/34	645	734
					1,095
Qatar (0.1%)
[1,6]	State of Qatar	5.103%	4/23/48	285	278
[1,6]	State of Qatar	4.400%	4/16/50	205	179
					457
Saudi Arabia (0.6%)
[1,6]	Kingdom of Saudi Arabia	5.375%	1/13/31	1,175	1,195
[1,6]	Kingdom of Saudi Arabia	5.625%	1/13/35	1,377	1,415
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	643	629
					3,239
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	420	400
Supranational (0.8%)
[1,8]	European Union	0.000%	7/4/35	865	668
[1,8]	European Union	0.200%	6/4/36	740	569
[1,8]	European Union	4.000%	4/4/44	590	666
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	European Union	2.625%	2/4/48	2,770	2,532
					4,435
United Kingdom (0.1%)
[10]	United Kingdom	4.500%	9/7/34	220	278
[10]	United Kingdom	0.625%	10/22/50	855	413
					691
Total Sovereign Bonds (Cost $55,021)					52,111
Taxable Municipal Bonds (0.9%)
United States (0.9%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	67
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33	37
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	48
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	25
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	518	581
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	70	65
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	151
	Illinois GO	5.100%	6/1/33	1,482	1,484
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	280	282
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	5	5
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	171
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	423
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	562
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	110
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	478	486
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	397
Total Taxable Municipal Bonds (Cost $5,224)					4,894
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[16]	Vanguard Market Liquidity Fund (Cost $19,622)	4.351%		196,237	19,624
Total Investments (100.5%) (Cost $504,195)					549,992
Other Assets and Liabilities—Net (-0.5%)					(2,710)
Net Assets (100%)					547,282
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Securities with a value of $118,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $246,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $77,294,000, representing 14.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
9

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2025	2	229	1

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(68)	(7,340)	(58)
				(57)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/31/25	EUR	1,040	USD	1,085	—	(5)
Goldman Sachs International	3/31/25	GBP	60	USD	76	—	(1)
Bank of America, N.A.	3/31/25	USD	8,163	AUD	12,822	206	—
Goldman Sachs International	3/31/25	USD	57	AUD	90	1	—
Goldman Sachs International	3/31/25	USD	7,729	CAD	10,968	138	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	242	CAD	350	—	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	76	CAD	110	—	—
Goldman Sachs International	3/31/25	USD	2,054	CHF	1,837	13	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	76,101	EUR	72,559	726	—
Goldman Sachs International	3/31/25	USD	661	EUR	630	7	—
JPMorgan Chase Bank, N.A.	3/31/25	USD	8,030	GBP	6,345	50	—
JPMorgan Chase Bank, N.A.	3/31/25	AUD	1,970	GBP	993	—	(26)
JPMorgan Chase Bank, N.A.	3/31/25	EUR	294	GBP	244	—	(2)
JPMorgan Chase Bank, N.A.	3/31/25	USD	5,748	JPY	855,457	47	—
JPMorgan Chase Bank, N.A.	3/31/25	AUD	2,214	JPY	209,400	—	(21)
JPMorgan Chase Bank, N.A.	3/31/25	GBP	346	JPY	65,000	2	—
						1,190	(55)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $484,573)	530,368
Affiliated Issuers (Cost $19,622)	19,624
Total Investments in Securities	549,992
Investment in Vanguard	14
Foreign Currency, at Value (Cost $1,776)	1,776
Receivables for Investment Securities Sold	7,283
Receivables for Accrued Income	4,219
Receivables for Capital Shares Issued	435
Unrealized Appreciation—Forward Currency Contracts	1,190
Total Assets	564,909
Liabilities
Due to Custodian	628
Payables for Investment Securities Purchased	16,241
Payables for Capital Shares Redeemed	446
Payables to Investment Advisor	163
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	23
Unrealized Depreciation—Forward Currency Contracts	55
Total Liabilities	17,627
Net Assets	547,282
At February 28, 2025, net assets consisted of:

Paid-in Capital	508,074
Total Distributable Earnings (Loss)	39,208
Net Assets	547,282

Investor Shares—Net Assets
Applicable to 3,788,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,213
Net Asset Value Per Share—Investor Shares	$22.23

Admiral™ Shares—Net Assets
Applicable to 16,664,991 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	463,069
Net Asset Value Per Share—Admiral Shares	$27.79
See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	2,822
Interest[2]	7,506
Securities Lending—Net	10
Total Income	10,338
Expenses
Investment Advisory Fees—Note B
Basic Fee	326
Performance Adjustment	27
The Vanguard Group—Note C
Management and Administrative—Investor Shares	107
Management and Administrative—Admiral Shares	335
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	13
Custodian Fees	19
Shareholders’ Reports and Proxy Fees—Investor Shares	10
Shareholders’ Reports and Proxy Fees—Admiral Shares	14
Trustees’ Fees and Expenses	—
Other Expenses	35
Total Expenses	888
Net Investment Income	9,450
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,866
Futures Contracts	467
Swap Contracts	(54)
Forward Currency Contracts	7,053
Foreign Currencies	(89)
Realized Net Gain (Loss)	11,243
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(12,720)
Futures Contracts	(125)
Forward Currency Contracts	229
Foreign Currencies	(91)
Change in Unrealized Appreciation (Depreciation)	(12,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,986
1	Dividends include foreign tax reclaims of $232,000 and are net of foreign withholding taxes of $149,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $291,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,450	20,152
Realized Net Gain (Loss)	11,243	(677)
Change in Unrealized Appreciation (Depreciation)	(12,707)	46,445
Net Increase (Decrease) in Net Assets Resulting from Operations	7,986	65,920
Distributions
Investor Shares	(1,517)	(2,763)
Admiral Shares	(8,653)	(15,639)
Total Distributions	(10,170)	(18,402)
Capital Share Transactions
Investor Shares	922	(4,871)
Admiral Shares	(2,304)	(26,706)
Net Increase (Decrease) from Capital Share Transactions	(1,382)	(31,577)
Total Increase (Decrease)	(3,566)	15,941
Net Assets
Beginning of Period	550,848	534,907
End of Period	547,282	550,848
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.31	$20.38	$19.82	$22.22	$20.42	$20.16
Investment Operations
Net Investment Income[1]	.371	.781	.645	.474	.446	.453
Net Realized and Unrealized Gain (Loss) on Investments	(.049)	1.862	.375	(2.430)	1.747	.263
Total from Investment Operations	.322	2.643	1.020	(1.956)	2.193	.716
Distributions
Dividends from Net Investment Income	(.402)	(.713)	(.460)	(.444)	(.393)	(.456)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.402)	(.713)	(.460)	(.444)	(.393)	(.456)
Net Asset Value, End of Period	$22.23	$22.31	$20.38	$19.82	$22.22	$20.42
Total Return[2]	1.48%	13.25%	5.20%	-8.94%	10.83%	3.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$84	$81	$81	$91	$81
Ratio of Total Expenses to Average Net Assets[3]	0.43%	0.44%	0.44%[4]	0.42%[4]	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.39%	3.73%	3.20%	2.23%	2.09%	2.27%
Portfolio Turnover Rate[5]	51%	106%	150%	119%	99%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.02%, 0.00%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 3%, 4%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.90	$25.48	$24.78	$27.78	$25.53	$25.20
Investment Operations
Net Investment Income[1]	.482	1.010	.839	.627	.594	.592
Net Realized and Unrealized Gain (Loss) on Investments	(.073)	2.336	.468	(3.035)	2.178	.334
Total from Investment Operations	.409	3.346	1.307	(2.408)	2.772	.926
Distributions
Dividends from Net Investment Income	(.519)	(.926)	(.607)	(.592)	(.522)	(.596)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.519)	(.926)	(.607)	(.592)	(.522)	(.596)
Net Asset Value, End of Period	$27.79	$27.90	$25.48	$24.78	$27.78	$25.53
Total Return[2]	1.50%	13.43%	5.33%	-8.81%	10.96%	3.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$463	$467	$454	$446	$488	$389
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.31%	0.31%[4]	0.29%[4]	0.28%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.86%	3.33%	2.36%	2.22%	2.37%
Portfolio Turnover Rate[5]	51%	106%	150%	119%	99%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.02%, 0.00%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 3%, 4%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
16

Global Wellesley Income Fund
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2025, the fund’s average investment in forward currency contracts represented 21% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at February 28, 2025.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
17

Global Wellesley Income Fund
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the six months ended February 28, 2025, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $27,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
18

Global Wellesley Income Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	94,502	4,228	—	98,730
Common Stocks—Other	3,376	99,752	—	103,128
U.S. Government and Agency Obligations	—	55,189	—	55,189
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,893	—	12,893
Corporate Bonds	—	203,423	—	203,423
Sovereign Bonds	—	52,111	—	52,111
Taxable Municipal Bonds	—	4,894	—	4,894
Temporary Cash Investments	19,624	—	—	19,624
Total	117,502	432,490	—	549,992

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Forward Currency Contracts	—	1,190	—	1,190
Total	1	1,190	—	1,191
Liabilities
Futures Contracts[1]	(58)	—	—	(58)
Forward Currency Contracts	—	(55)	—	(55)
Total	(58)	(55)	—	(113)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1	—	1
Unrealized Appreciation—Forward Currency Contracts	—	1,190	1,190
Total Assets	1	1,190	1,191

Unrealized Depreciation—Futures Contracts[1]	(58)	—	(58)
Unrealized Depreciation—Forward Currency Contracts	—	(55)	(55)
Total Liabilities	(58)	(55)	(113)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Global Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	467	—	467
Swap Contracts	(54)	—	(54)
Forward Currency Contracts	—	7,053	7,053
Realized Net Gain (Loss) on Derivatives	413	7,053	7,466

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(125)	—	(125)
Forward Currency Contracts	—	229	229
Change in Unrealized Appreciation (Depreciation) on Derivatives	(125)	229	104
F.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	504,592
Gross Unrealized Appreciation	60,280
Gross Unrealized Depreciation	(13,802)
Net Unrealized Appreciation (Depreciation)	46,478
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $20,236,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2025, the fund purchased $192,218,000 of investment securities and sold $176,877,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $89,092,000 and $93,131,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,147	416	17,143	820
Issued in Lieu of Cash Distributions	1,307	60	2,367	113
Redeemed	(9,532)	(434)	(24,381)	(1,163)
Net Increase (Decrease)—Investor Shares	922	42	(4,871)	(230)
Admiral Shares
Issued	36,763	1,339	76,514	2,920
Issued in Lieu of Cash Distributions	6,736	246	12,185	466
Redeemed	(45,803)	(1,668)	(115,405)	(4,449)
Net Increase (Decrease)—Admiral Shares	(2,304)	(83)	(26,706)	(1,063)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
20

Global Wellesley Income Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14962 042025
21

Financial Statements
For the six-months ended February 28, 2025
Vanguard ESG U.S. Corporate Bond ETF

Contents
Financial Statements	1

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	4.125%	2/28/27	1,900	1,905
	United States Treasury Note/Bond	4.750%	2/15/45	180	185
	United States Treasury Note/Bond	4.625%	2/15/55	745	764
Total U.S. Government and Agency Obligations (Cost $2,849)					2,854
Corporate Bonds (98.2%)
Communications (11.9%)
	Alphabet Inc.	1.998%	8/15/26	365	354
	Alphabet Inc.	0.800%	8/15/27	185	171
	Alphabet Inc.	1.100%	8/15/30	295	250
	Alphabet Inc.	1.900%	8/15/40	215	145
	Alphabet Inc.	2.050%	8/15/50	470	270
	Alphabet Inc.	2.250%	8/15/60	260	147
	America Movil SAB de CV	3.625%	4/22/29	310	297
	America Movil SAB de CV	2.875%	5/7/30	245	223
	America Movil SAB de CV	4.700%	7/21/32	140	137
	America Movil SAB de CV	6.375%	3/1/35	106	115
	America Movil SAB de CV	6.125%	3/30/40	275	292
	America Movil SAB de CV	4.375%	7/16/42	440	381
	America Movil SAB de CV	4.375%	4/22/49	205	174
	AT&T Inc.	1.700%	3/25/26	420	408
	AT&T Inc.	3.800%	2/15/27	245	242
	AT&T Inc.	4.250%	3/1/27	310	308
	AT&T Inc.	2.300%	6/1/27	575	547
	AT&T Inc.	1.650%	2/1/28	481	444
[1]	AT&T Inc.	4.100%	2/15/28	595	588
	AT&T Inc.	4.350%	3/1/29	985	976
[1]	AT&T Inc.	4.300%	2/15/30	605	594
	AT&T Inc.	2.750%	6/1/31	517	459
	AT&T Inc.	2.250%	2/1/32	500	421
	AT&T Inc.	2.550%	12/1/33	715	589
	AT&T Inc.	5.400%	2/15/34	487	498
	AT&T Inc.	4.500%	5/15/35	490	463
	AT&T Inc.	5.250%	3/1/37	490	488
	AT&T Inc.	4.850%	3/1/39	165	156
	AT&T Inc.	3.500%	6/1/41	520	408
	AT&T Inc.	4.300%	12/15/42	540	463
	AT&T Inc.	4.350%	6/15/45	170	143
	AT&T Inc.	4.750%	5/15/46	325	289
	AT&T Inc.	5.650%	2/15/47	205	207
	AT&T Inc.	4.500%	3/9/48	545	461
	AT&T Inc.	4.550%	3/9/49	100	86
	AT&T Inc.	3.650%	6/1/51	875	634
	AT&T Inc.	3.300%	2/1/52	220	149
	AT&T Inc.	3.500%	9/15/53	1,460	1,020
	AT&T Inc.	3.550%	9/15/55	1,375	953
	AT&T Inc.	3.800%	12/1/57	1,107	795
	AT&T Inc.	3.650%	9/15/59	1,350	934
	AT&T Inc.	3.850%	6/1/60	315	225
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	255	253
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	155	128
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	185	132
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	105	101
	Booking Holdings Inc.	3.600%	6/1/26	235	233
	Booking Holdings Inc.	4.625%	4/13/30	230	231
	British Telecommunications plc	9.625%	12/15/30	505	619
	Charter Communications Operating LLC	6.150%	11/10/26	205	209
	Charter Communications Operating LLC	3.750%	2/15/28	200	193
	Charter Communications Operating LLC	4.200%	3/15/28	240	235
1

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	2.250%	1/15/29	220	197
Charter Communications Operating LLC	5.050%	3/30/29	235	233
Charter Communications Operating LLC	6.100%	6/1/29	285	294
Charter Communications Operating LLC	2.800%	4/1/31	271	234
Charter Communications Operating LLC	2.300%	2/1/32	195	158
Charter Communications Operating LLC	4.400%	4/1/33	520	473
Charter Communications Operating LLC	6.650%	2/1/34	175	182
Charter Communications Operating LLC	6.550%	6/1/34	420	435
Charter Communications Operating LLC	6.384%	10/23/35	260	264
Charter Communications Operating LLC	5.375%	4/1/38	270	246
Charter Communications Operating LLC	3.500%	6/1/41	245	173
Charter Communications Operating LLC	3.500%	3/1/42	465	324
Charter Communications Operating LLC	6.484%	10/23/45	725	702
Charter Communications Operating LLC	5.375%	5/1/47	405	342
Charter Communications Operating LLC	5.750%	4/1/48	446	394
Charter Communications Operating LLC	5.125%	7/1/49	330	267
Charter Communications Operating LLC	4.800%	3/1/50	480	371
Charter Communications Operating LLC	3.700%	4/1/51	560	361
Charter Communications Operating LLC	3.900%	6/1/52	430	285
Charter Communications Operating LLC	5.250%	4/1/53	115	95
Charter Communications Operating LLC	3.850%	4/1/61	290	180
Charter Communications Operating LLC	4.400%	12/1/61	243	166
Charter Communications Operating LLC	3.950%	6/30/62	555	349
Charter Communications Operating LLC	5.500%	4/1/63	350	287
Comcast Corp.	3.150%	3/1/26	378	373
Comcast Corp.	2.350%	1/15/27	265	255
Comcast Corp.	3.300%	2/1/27	375	368
Comcast Corp.	3.300%	4/1/27	150	147
Comcast Corp.	5.350%	11/15/27	75	77
Comcast Corp.	3.150%	2/15/28	330	318
Comcast Corp.	3.550%	5/1/28	245	238
Comcast Corp.	4.150%	10/15/28	750	740
Comcast Corp.	4.550%	1/15/29	250	250
Comcast Corp.	5.100%	6/1/29	300	306
Comcast Corp.	2.650%	2/1/30	285	260
Comcast Corp.	3.400%	4/1/30	190	179
Comcast Corp.	4.250%	10/15/30	315	308
Comcast Corp.	1.950%	1/15/31	225	193
Comcast Corp.	1.500%	2/15/31	235	196
Comcast Corp.	5.500%	11/15/32	165	171
Comcast Corp.	4.250%	1/15/33	515	489
Comcast Corp.	4.650%	2/15/33	510	499
Comcast Corp.	7.050%	3/15/33	495	561
Comcast Corp.	4.800%	5/15/33	190	187
Comcast Corp.	5.300%	6/1/34	380	386
Comcast Corp.	4.200%	8/15/34	165	154
Comcast Corp.	5.650%	6/15/35	160	166
Comcast Corp.	4.400%	8/15/35	135	127
Comcast Corp.	3.200%	7/15/36	135	112
Comcast Corp.	3.900%	3/1/38	245	212
Comcast Corp.	4.600%	10/15/38	85	79
Comcast Corp.	3.250%	11/1/39	425	332
Comcast Corp.	3.750%	4/1/40	225	187
Comcast Corp.	4.600%	8/15/45	125	110
Comcast Corp.	3.400%	7/15/46	195	141
Comcast Corp.	4.000%	8/15/47	95	75
Comcast Corp.	3.969%	11/1/47	505	396
Comcast Corp.	4.000%	3/1/48	80	63
Comcast Corp.	4.700%	10/15/48	273	241
Comcast Corp.	3.999%	11/1/49	375	292
Comcast Corp.	3.450%	2/1/50	280	197
Comcast Corp.	2.800%	1/15/51	407	250
Comcast Corp.	2.887%	11/1/51	899	560
Comcast Corp.	2.450%	8/15/52	485	273
Comcast Corp.	4.049%	11/1/52	250	193
Comcast Corp.	5.350%	5/15/53	560	532
Comcast Corp.	5.650%	6/1/54	290	288
Comcast Corp.	2.937%	11/1/56	1,362	820
Comcast Corp.	4.950%	10/15/58	280	248
Comcast Corp.	2.650%	8/15/62	390	210
2

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	2.987%	11/1/63	638	370
Comcast Corp.	5.500%	5/15/64	260	248
Deutsche Telekom International Finance BV	8.750%	6/15/30	615	720
Discovery Communications LLC	3.950%	3/20/28	345	332
Discovery Communications LLC	4.125%	5/15/29	290	275
Discovery Communications LLC	3.625%	5/15/30	530	481
Electronic Arts Inc.	1.850%	2/15/31	154	131
Electronic Arts Inc.	2.950%	2/15/51	155	100
Expedia Group Inc.	3.800%	2/15/28	200	195
Expedia Group Inc.	3.250%	2/15/30	290	271
Expedia Group Inc.	5.400%	2/15/35	89	90
Fox Corp.	4.709%	1/25/29	380	379
Fox Corp.	6.500%	10/13/33	216	232
Fox Corp.	5.476%	1/25/39	415	403
Fox Corp.	5.576%	1/25/49	208	199
Grupo Televisa SAB	5.000%	5/13/45	110	83
Grupo Televisa SAB	6.125%	1/31/46	260	222
Meta Platforms Inc.	3.500%	8/15/27	417	410
Meta Platforms Inc.	4.600%	5/15/28	295	298
Meta Platforms Inc.	4.300%	8/15/29	243	243
Meta Platforms Inc.	4.800%	5/15/30	295	301
Meta Platforms Inc.	4.550%	8/15/31	184	184
Meta Platforms Inc.	3.850%	8/15/32	635	601
Meta Platforms Inc.	4.950%	5/15/33	305	310
Meta Platforms Inc.	4.750%	8/15/34	665	662
Meta Platforms Inc.	4.450%	8/15/52	505	439
Meta Platforms Inc.	5.600%	5/15/53	485	498
Meta Platforms Inc.	5.400%	8/15/54	940	939
Meta Platforms Inc.	4.650%	8/15/62	295	258
Meta Platforms Inc.	5.750%	5/15/63	325	337
Meta Platforms Inc.	5.550%	8/15/64	530	534
Netflix Inc.	4.375%	11/15/26	175	175
Netflix Inc.	4.875%	4/15/28	295	299
Netflix Inc.	5.875%	11/15/28	315	330
Netflix Inc.	6.375%	5/15/29	165	177
Netflix Inc.	4.900%	8/15/34	192	192
Netflix Inc.	5.400%	8/15/54	138	139
Omnicom Group Inc.	3.600%	4/15/26	205	203
Omnicom Group Inc.	2.600%	8/1/31	385	337
Orange SA	9.000%	3/1/31	424	513
Orange SA	5.375%	1/13/42	130	127
Orange SA	5.500%	2/6/44	174	174
Paramount Global	7.875%	7/30/30	400	440
Paramount Global	4.950%	1/15/31	290	279
Paramount Global	4.200%	5/19/32	485	438
Paramount Global	6.875%	4/30/36	215	225
Paramount Global	4.375%	3/15/43	276	210
Paramount Global	5.850%	9/1/43	200	180
Paramount Global	4.950%	5/19/50	200	158
Rogers Communications Inc.	3.200%	3/15/27	210	204
Rogers Communications Inc.	5.000%	2/15/29	130	130
Rogers Communications Inc.	3.800%	3/15/32	345	315
Rogers Communications Inc.	5.300%	2/15/34	255	252
Rogers Communications Inc.	5.000%	3/15/44	215	194
Rogers Communications Inc.	4.300%	2/15/48	145	116
Rogers Communications Inc.	4.350%	5/1/49	265	211
Rogers Communications Inc.	3.700%	11/15/49	200	142
Rogers Communications Inc.	4.550%	3/15/52	550	447
Sprint Capital Corp.	6.875%	11/15/28	560	600
Sprint Capital Corp.	8.750%	3/15/32	420	507
Sprint LLC	7.625%	3/1/26	255	260
Take-Two Interactive Software Inc.	4.950%	3/28/28	70	71
Telefonica Emisiones SA	4.103%	3/8/27	315	312
Telefonica Emisiones SA	7.045%	6/20/36	315	353
Telefonica Emisiones SA	5.213%	3/8/47	495	451
Telefonica Emisiones SA	4.895%	3/6/48	350	303
Telefonica Emisiones SA	5.520%	3/1/49	310	292
Telefonica Europe BV	8.250%	9/15/30	240	276
TELUS Corp.	3.400%	5/13/32	150	135
TELUS Corp.	4.600%	11/16/48	125	105
3

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	210	241
	Time Warner Cable LLC	6.550%	5/1/37	375	373
	Time Warner Cable LLC	7.300%	7/1/38	235	248
	Time Warner Cable LLC	6.750%	6/15/39	290	292
	Time Warner Cable LLC	5.875%	11/15/40	200	185
	Time Warner Cable LLC	5.500%	9/1/41	255	225
	Time Warner Cable LLC	4.500%	9/15/42	285	220
	T-Mobile USA Inc.	2.625%	4/15/26	155	152
	T-Mobile USA Inc.	3.750%	4/15/27	725	713
	T-Mobile USA Inc.	4.750%	2/1/28	265	266
	T-Mobile USA Inc.	2.050%	2/15/28	365	341
	T-Mobile USA Inc.	4.950%	3/15/28	195	197
	T-Mobile USA Inc.	4.800%	7/15/28	275	277
	T-Mobile USA Inc.	4.850%	1/15/29	100	101
	T-Mobile USA Inc.	2.625%	2/15/29	80	74
	T-Mobile USA Inc.	3.375%	4/15/29	375	356
	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,455
	T-Mobile USA Inc.	2.550%	2/15/31	475	418
	T-Mobile USA Inc.	2.875%	2/15/31	300	268
	T-Mobile USA Inc.	3.500%	4/15/31	785	726
	T-Mobile USA Inc.	2.250%	11/15/31	200	170
	T-Mobile USA Inc.	2.700%	3/15/32	285	246
	T-Mobile USA Inc.	5.200%	1/15/33	485	489
	T-Mobile USA Inc.	5.050%	7/15/33	640	638
	T-Mobile USA Inc.	5.750%	1/15/34	475	497
	T-Mobile USA Inc.	5.150%	4/15/34	130	131
	T-Mobile USA Inc.	4.700%	1/15/35	435	420
	T-Mobile USA Inc.	4.375%	4/15/40	280	249
	T-Mobile USA Inc.	3.000%	2/15/41	735	541
	T-Mobile USA Inc.	4.500%	4/15/50	645	545
	T-Mobile USA Inc.	3.300%	2/15/51	580	395
	T-Mobile USA Inc.	3.400%	10/15/52	465	320
	T-Mobile USA Inc.	5.650%	1/15/53	315	313
	T-Mobile USA Inc.	5.750%	1/15/54	225	226
	T-Mobile USA Inc.	6.000%	6/15/54	230	240
	T-Mobile USA Inc.	5.500%	1/15/55	170	165
	T-Mobile USA Inc.	5.250%	6/15/55	170	159
	T-Mobile USA Inc.	3.600%	11/15/60	340	234
	T-Mobile USA Inc.	5.800%	9/15/62	100	100
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	240	232
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	215	209
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	345	292
	Uber Technologies Inc.	4.300%	1/15/30	245	241
	Uber Technologies Inc.	4.800%	9/15/34	70	68
	Uber Technologies Inc.	5.350%	9/15/54	390	373
	VeriSign Inc.	2.700%	6/15/31	125	109
	Verizon Communications Inc.	4.125%	3/16/27	1,100	1,093
	Verizon Communications Inc.	3.000%	3/22/27	135	131
	Verizon Communications Inc.	2.100%	3/22/28	440	410
	Verizon Communications Inc.	4.329%	9/21/28	630	625
	Verizon Communications Inc.	3.875%	2/8/29	50	49
	Verizon Communications Inc.	4.016%	12/3/29	740	720
	Verizon Communications Inc.	3.150%	3/22/30	370	344
	Verizon Communications Inc.	1.500%	9/18/30	230	195
	Verizon Communications Inc.	1.680%	10/30/30	320	271
	Verizon Communications Inc.	1.750%	1/20/31	428	361
	Verizon Communications Inc.	2.550%	3/21/31	652	573
	Verizon Communications Inc.	2.355%	3/15/32	1,100	932
	Verizon Communications Inc.	5.050%	5/9/33	300	302
	Verizon Communications Inc.	4.500%	8/10/33	520	501
	Verizon Communications Inc.	4.400%	11/1/34	337	320
[2]	Verizon Communications Inc.	4.780%	2/15/35	270	263
	Verizon Communications Inc.	4.272%	1/15/36	360	332
	Verizon Communications Inc.	5.250%	3/16/37	460	462
	Verizon Communications Inc.	4.812%	3/15/39	215	203
	Verizon Communications Inc.	2.650%	11/20/40	1,000	710
	Verizon Communications Inc.	3.400%	3/22/41	810	634
	Verizon Communications Inc.	2.850%	9/3/41	290	208
	Verizon Communications Inc.	6.550%	9/15/43	100	112
	Verizon Communications Inc.	4.125%	8/15/46	245	200
4

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.862%	8/21/46	420	386
	Verizon Communications Inc.	4.522%	9/15/48	320	277
	Verizon Communications Inc.	4.000%	3/22/50	305	240
	Verizon Communications Inc.	2.875%	11/20/50	415	265
	Verizon Communications Inc.	3.550%	3/22/51	1,060	779
	Verizon Communications Inc.	3.875%	3/1/52	350	268
	Verizon Communications Inc.	5.500%	2/23/54	175	174
	Verizon Communications Inc.	5.012%	8/21/54	55	50
	Verizon Communications Inc.	2.987%	10/30/56	615	379
	Verizon Communications Inc.	3.000%	11/20/60	435	265
	Verizon Communications Inc.	3.700%	3/22/61	635	451
	Vodafone Group plc	6.150%	2/27/37	118	126
	Vodafone Group plc	5.250%	5/30/48	255	239
	Vodafone Group plc	4.875%	6/19/49	595	520
	Vodafone Group plc	4.250%	9/17/50	475	375
	Vodafone Group plc	5.750%	6/28/54	415	406
	Vodafone Group plc	5.875%	6/28/64	185	181
	Walt Disney Co.	2.200%	1/13/28	230	217
	Walt Disney Co.	2.000%	9/1/29	310	279
	Walt Disney Co.	3.800%	3/22/30	515	498
	Walt Disney Co.	2.650%	1/13/31	405	364
	Walt Disney Co.	6.200%	12/15/34	200	221
	Walt Disney Co.	6.400%	12/15/35	170	190
	Walt Disney Co.	6.650%	11/15/37	370	421
	Walt Disney Co.	4.625%	3/23/40	175	166
	Walt Disney Co.	3.500%	5/13/40	395	325
	Walt Disney Co.	2.750%	9/1/49	455	293
	Walt Disney Co.	4.700%	3/23/50	270	247
	Walt Disney Co.	3.600%	1/13/51	495	373
	Walt Disney Co.	3.800%	5/13/60	250	187
	Warnermedia Holdings Inc.	3.755%	3/15/27	910	888
	Warnermedia Holdings Inc.	4.054%	3/15/29	400	380
	Warnermedia Holdings Inc.	4.279%	3/15/32	930	835
	Warnermedia Holdings Inc.	5.050%	3/15/42	1,190	985
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,333	1,031
	Warnermedia Holdings Inc.	5.391%	3/15/62	495	378
	Weibo Corp.	3.375%	7/8/30	195	181
					98,547
Consumer Discretionary (6.8%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	410	399
[2]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	202
	Alibaba Group Holding Ltd.	2.125%	2/9/31	245	213
[2]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	203
	Alibaba Group Holding Ltd.	4.000%	12/6/37	385	343
	Alibaba Group Holding Ltd.	2.700%	2/9/41	290	206
	Alibaba Group Holding Ltd.	4.200%	12/6/47	360	301
	Alibaba Group Holding Ltd.	3.150%	2/9/51	265	181
	Alibaba Group Holding Ltd.	4.400%	12/6/57	195	164
	Alibaba Group Holding Ltd.	3.250%	2/9/61	155	101
	Amazon.com Inc.	1.000%	5/12/26	590	569
	Amazon.com Inc.	3.300%	4/13/27	276	271
	Amazon.com Inc.	1.200%	6/3/27	420	393
	Amazon.com Inc.	3.150%	8/22/27	755	736
	Amazon.com Inc.	4.550%	12/1/27	460	464
	Amazon.com Inc.	1.650%	5/12/28	395	365
	Amazon.com Inc.	3.450%	4/13/29	465	452
	Amazon.com Inc.	4.650%	12/1/29	310	315
	Amazon.com Inc.	1.500%	6/3/30	390	337
	Amazon.com Inc.	2.100%	5/12/31	540	471
	Amazon.com Inc.	3.600%	4/13/32	685	645
	Amazon.com Inc.	4.700%	12/1/32	350	353
	Amazon.com Inc.	4.800%	12/5/34	250	253
	Amazon.com Inc.	3.875%	8/22/37	735	664
	Amazon.com Inc.	2.875%	5/12/41	395	298
	Amazon.com Inc.	4.950%	12/5/44	655	642
	Amazon.com Inc.	4.050%	8/22/47	610	515
	Amazon.com Inc.	2.500%	6/3/50	405	250
	Amazon.com Inc.	3.100%	5/12/51	565	392
	Amazon.com Inc.	3.950%	4/13/52	605	491
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	4.250%	8/22/57	573	482
	Amazon.com Inc.	2.700%	6/3/60	518	309
	Amazon.com Inc.	3.250%	5/12/61	355	239
	Amazon.com Inc.	4.100%	4/13/62	205	166
[1]	American Honda Finance Corp.	5.250%	7/7/26	190	192
[1]	American Honda Finance Corp.	1.300%	9/9/26	70	67
[1]	American Honda Finance Corp.	4.400%	10/5/26	150	150
[1]	American Honda Finance Corp.	4.450%	10/22/27	165	165
[1]	American Honda Finance Corp.	2.000%	3/24/28	170	158
[1]	American Honda Finance Corp.	5.125%	7/7/28	165	168
	American Honda Finance Corp.	5.650%	11/15/28	155	160
	American Honda Finance Corp.	4.900%	3/13/29	175	177
[1]	American Honda Finance Corp.	4.400%	9/5/29	150	148
[1]	American Honda Finance Corp.	5.050%	7/10/31	140	141
[1]	American Honda Finance Corp.	4.900%	1/10/34	140	138
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	180	159
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	200	123
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	225	166
	AutoZone Inc.	4.000%	4/15/30	205	198
	AutoZone Inc.	4.750%	8/1/32	150	148
	BorgWarner Inc.	2.650%	7/1/27	105	100
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	149
	eBay Inc.	1.400%	5/10/26	220	212
	eBay Inc.	3.600%	6/5/27	455	446
	eBay Inc.	2.700%	3/11/30	115	105
	eBay Inc.	2.600%	5/10/31	135	119
	eBay Inc.	4.000%	7/15/42	162	133
	eBay Inc.	3.650%	5/10/51	150	110
	Ferguson Enterprises Inc.	5.000%	10/3/34	135	132
	Ford Motor Co.	4.346%	12/8/26	155	152
	Ford Motor Co.	7.450%	7/16/31	173	186
	Ford Motor Co.	3.250%	2/12/32	185	154
	Ford Motor Co.	6.100%	8/19/32	345	341
	Ford Motor Co.	4.750%	1/15/43	515	400
	Ford Motor Co.	5.291%	12/8/46	445	366
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	203
	Ford Motor Credit Co. LLC	6.950%	6/10/26	210	214
	Ford Motor Credit Co. LLC	4.542%	8/1/26	280	277
	Ford Motor Credit Co. LLC	2.700%	8/10/26	265	255
	Ford Motor Credit Co. LLC	4.271%	1/9/27	155	152
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	201
	Ford Motor Credit Co. LLC	5.850%	5/17/27	540	544
	Ford Motor Credit Co. LLC	4.950%	5/28/27	255	252
	Ford Motor Credit Co. LLC	4.125%	8/17/27	180	174
	Ford Motor Credit Co. LLC	3.815%	11/2/27	240	230
	Ford Motor Credit Co. LLC	7.350%	11/4/27	165	172
	Ford Motor Credit Co. LLC	2.900%	2/16/28	300	279
	Ford Motor Credit Co. LLC	6.800%	5/12/28	400	413
	Ford Motor Credit Co. LLC	6.798%	11/7/28	384	398
	Ford Motor Credit Co. LLC	2.900%	2/10/29	175	158
	Ford Motor Credit Co. LLC	5.800%	3/8/29	340	341
	Ford Motor Credit Co. LLC	5.113%	5/3/29	535	520
	Ford Motor Credit Co. LLC	5.303%	9/6/29	60	59
	Ford Motor Credit Co. LLC	5.875%	11/7/29	525	525
	Ford Motor Credit Co. LLC	7.350%	3/6/30	30	32
	Ford Motor Credit Co. LLC	7.200%	6/10/30	160	168
	Ford Motor Credit Co. LLC	4.000%	11/13/30	320	291
	Ford Motor Credit Co. LLC	6.050%	3/5/31	135	135
	Ford Motor Credit Co. LLC	3.625%	6/17/31	295	258
	Ford Motor Credit Co. LLC	6.054%	11/5/31	400	399
	Ford Motor Credit Co. LLC	7.122%	11/7/33	220	229
	Ford Motor Credit Co. LLC	6.125%	3/8/34	30	29
	Ford Motor Credit Co. LLC	6.500%	2/7/35	375	375
	General Motors Financial Co. Inc.	5.250%	3/1/26	240	241
	General Motors Financial Co. Inc.	5.400%	4/6/26	320	322
	General Motors Financial Co. Inc.	1.500%	6/10/26	330	317
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	148
	General Motors Financial Co. Inc.	4.350%	1/17/27	180	178
	General Motors Financial Co. Inc.	2.350%	2/26/27	85	81
	General Motors Financial Co. Inc.	5.000%	4/9/27	205	206
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.400%	5/8/27	230	232
	General Motors Financial Co. Inc.	5.350%	7/15/27	155	157
	General Motors Financial Co. Inc.	2.700%	8/20/27	165	157
	General Motors Financial Co. Inc.	6.000%	1/9/28	305	314
[3]	General Motors Financial Co. Inc.	5.050%	4/4/28	82	82
	General Motors Financial Co. Inc.	2.400%	4/10/28	155	144
	General Motors Financial Co. Inc.	5.800%	6/23/28	165	169
	General Motors Financial Co. Inc.	2.400%	10/15/28	155	142
	General Motors Financial Co. Inc.	5.800%	1/7/29	320	328
	General Motors Financial Co. Inc.	4.300%	4/6/29	215	208
	General Motors Financial Co. Inc.	5.550%	7/15/29	315	320
	General Motors Financial Co. Inc.	4.900%	10/6/29	125	123
	General Motors Financial Co. Inc.	5.350%	1/7/30	500	502
	General Motors Financial Co. Inc.	5.850%	4/6/30	210	215
	General Motors Financial Co. Inc.	3.600%	6/21/30	195	180
	General Motors Financial Co. Inc.	2.350%	1/8/31	345	294
	General Motors Financial Co. Inc.	5.750%	2/8/31	140	142
	General Motors Financial Co. Inc.	2.700%	6/10/31	145	124
	General Motors Financial Co. Inc.	5.600%	6/18/31	205	207
	General Motors Financial Co. Inc.	3.100%	1/12/32	170	147
[3]	General Motors Financial Co. Inc.	5.625%	4/4/32	68	68
	General Motors Financial Co. Inc.	6.400%	1/9/33	260	272
	General Motors Financial Co. Inc.	6.100%	1/7/34	310	317
	General Motors Financial Co. Inc.	5.950%	4/4/34	445	450
	General Motors Financial Co. Inc.	5.450%	9/6/34	115	113
	General Motors Financial Co. Inc.	5.900%	1/7/35	208	210
	Genuine Parts Co.	4.950%	8/15/29	90	90
[1]	George Washington University	4.126%	9/15/48	125	106
	Hasbro Inc.	3.900%	11/19/29	159	152
	Home Depot Inc.	3.000%	4/1/26	285	281
	Home Depot Inc.	5.150%	6/25/26	610	617
	Home Depot Inc.	2.125%	9/15/26	135	131
	Home Depot Inc.	4.950%	9/30/26	375	379
	Home Depot Inc.	2.500%	4/15/27	200	193
	Home Depot Inc.	2.875%	4/15/27	165	160
	Home Depot Inc.	4.875%	6/25/27	450	455
	Home Depot Inc.	2.800%	9/14/27	200	193
	Home Depot Inc.	1.500%	9/15/28	270	245
	Home Depot Inc.	3.900%	12/6/28	180	177
	Home Depot Inc.	4.900%	4/15/29	60	61
	Home Depot Inc.	2.950%	6/15/29	330	310
	Home Depot Inc.	4.750%	6/25/29	350	353
	Home Depot Inc.	2.700%	4/15/30	190	174
	Home Depot Inc.	1.375%	3/15/31	170	141
	Home Depot Inc.	4.850%	6/25/31	135	137
	Home Depot Inc.	1.875%	9/15/31	240	202
	Home Depot Inc.	3.250%	4/15/32	350	318
	Home Depot Inc.	4.500%	9/15/32	245	242
	Home Depot Inc.	4.950%	6/25/34	320	322
	Home Depot Inc.	5.875%	12/16/36	553	593
	Home Depot Inc.	3.300%	4/15/40	181	145
	Home Depot Inc.	5.950%	4/1/41	185	198
	Home Depot Inc.	4.200%	4/1/43	155	134
	Home Depot Inc.	4.875%	2/15/44	235	221
	Home Depot Inc.	4.400%	3/15/45	140	123
	Home Depot Inc.	4.250%	4/1/46	285	244
	Home Depot Inc.	3.900%	6/15/47	210	169
	Home Depot Inc.	4.500%	12/6/48	270	237
	Home Depot Inc.	3.125%	12/15/49	175	121
	Home Depot Inc.	3.350%	4/15/50	310	224
	Home Depot Inc.	2.375%	3/15/51	180	105
	Home Depot Inc.	2.750%	9/15/51	275	174
	Home Depot Inc.	3.625%	4/15/52	310	233
	Home Depot Inc.	4.950%	9/15/52	265	249
	Home Depot Inc.	5.300%	6/25/54	330	326
	Home Depot Inc.	3.500%	9/15/56	625	448
	Honda Motor Co. Ltd.	2.534%	3/10/27	160	154
	Honda Motor Co. Ltd.	2.967%	3/10/32	175	155
	Leland Stanford Junior University	3.647%	5/1/48	125	100
	Lowe's Cos. Inc.	4.800%	4/1/26	175	176
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	2.500%	4/15/26	465	455
	Lowe's Cos. Inc.	3.350%	4/1/27	110	108
	Lowe's Cos. Inc.	3.100%	5/3/27	265	258
	Lowe's Cos. Inc.	1.300%	4/15/28	230	209
	Lowe's Cos. Inc.	1.700%	9/15/28	220	200
	Lowe's Cos. Inc.	3.650%	4/5/29	456	439
	Lowe's Cos. Inc.	4.500%	4/15/30	265	263
	Lowe's Cos. Inc.	1.700%	10/15/30	261	222
	Lowe's Cos. Inc.	2.625%	4/1/31	265	235
	Lowe's Cos. Inc.	3.750%	4/1/32	290	270
	Lowe's Cos. Inc.	5.000%	4/15/33	260	260
	Lowe's Cos. Inc.	5.150%	7/1/33	290	293
	Lowe's Cos. Inc.	2.800%	9/15/41	230	162
	Lowe's Cos. Inc.	3.700%	4/15/46	215	164
	Lowe's Cos. Inc.	4.050%	5/3/47	290	232
	Lowe's Cos. Inc.	3.000%	10/15/50	425	273
	Lowe's Cos. Inc.	4.250%	4/1/52	475	382
	Lowe's Cos. Inc.	5.625%	4/15/53	15	15
	Lowe's Cos. Inc.	4.450%	4/1/62	225	180
	Lowe's Cos. Inc.	5.800%	9/15/62	185	186
	Magna International Inc.	2.450%	6/15/30	330	293
[1]	Marriott International Inc.	3.125%	6/15/26	255	250
	Marriott International Inc.	5.000%	10/15/27	205	207
	Marriott International Inc.	4.900%	4/15/29	125	126
	Marriott International Inc.	4.875%	5/15/29	50	50
[1]	Marriott International Inc.	4.625%	6/15/30	180	179
[1]	Marriott International Inc.	2.850%	4/15/31	170	151
	Marriott International Inc.	5.100%	4/15/32	50	50
[1]	Marriott International Inc.	3.500%	10/15/32	205	184
	Marriott International Inc.	5.300%	5/15/34	110	111
	Marriott International Inc.	5.350%	3/15/35	495	496
	Marriott International Inc.	5.500%	4/15/37	142	142
[1]	McDonald's Corp.	3.500%	3/1/27	145	143
[1]	McDonald's Corp.	3.500%	7/1/27	195	191
[1]	McDonald's Corp.	3.800%	4/1/28	190	186
[1]	McDonald's Corp.	2.625%	9/1/29	154	143
[1]	McDonald's Corp.	2.125%	3/1/30	95	85
[1]	McDonald's Corp.	3.600%	7/1/30	105	100
[1]	McDonald's Corp.	4.600%	9/9/32	85	84
[1]	McDonald's Corp.	4.700%	12/9/35	190	185
[1]	McDonald's Corp.	6.300%	10/15/37	180	198
[1]	McDonald's Corp.	6.300%	3/1/38	170	187
[1]	McDonald's Corp.	4.875%	12/9/45	265	244
[1]	McDonald's Corp.	4.450%	3/1/47	235	203
[1]	McDonald's Corp.	4.450%	9/1/48	177	152
[1]	McDonald's Corp.	3.625%	9/1/49	360	270
[1]	McDonald's Corp.	4.200%	4/1/50	255	208
[1]	McDonald's Corp.	5.150%	9/9/52	175	165
	McDonald's Corp.	5.450%	8/14/53	120	119
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	315	373
	NIKE Inc.	2.375%	11/1/26	190	185
	NIKE Inc.	2.750%	3/27/27	244	237
	NIKE Inc.	2.850%	3/27/30	335	310
	NIKE Inc.	3.250%	3/27/40	170	136
	NIKE Inc.	3.875%	11/1/45	135	111
	NIKE Inc.	3.375%	3/27/50	513	375
	NVR Inc.	3.000%	5/15/30	202	184
	O'Reilly Automotive Inc.	5.750%	11/20/26	140	143
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	156
	O'Reilly Automotive Inc.	4.700%	6/15/32	135	132
	Owens Corning	5.700%	6/15/34	165	171
	Ralph Lauren Corp.	2.950%	6/15/30	180	166
	Stanley Black & Decker Inc.	2.300%	3/15/30	160	141
	Starbucks Corp.	4.850%	2/8/27	125	126
	Starbucks Corp.	4.000%	11/15/28	130	128
	Starbucks Corp.	3.550%	8/15/29	160	154
	Starbucks Corp.	2.250%	3/12/30	100	89
	Starbucks Corp.	2.550%	11/15/30	235	210
	Starbucks Corp.	3.000%	2/14/32	175	156
	Starbucks Corp.	4.500%	11/15/48	170	146
8

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.450%	8/15/49	235	199
	Starbucks Corp.	3.500%	11/15/50	265	190
	TJX Cos. Inc.	2.250%	9/15/26	185	180
	Tractor Supply Co.	5.250%	5/15/33	85	86
					56,701
Consumer Staples (3.7%)
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	80	78
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	185	164
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	150	145
	Campbell's Co.	4.150%	3/15/28	225	222
	Campbell's Co.	5.400%	3/21/34	130	132
	Campbell's Co.	4.750%	3/23/35	175	169
	Coca-Cola Co.	3.375%	3/25/27	235	231
	Coca-Cola Co.	1.450%	6/1/27	260	245
	Coca-Cola Co.	1.500%	3/5/28	230	212
	Coca-Cola Co.	1.000%	3/15/28	350	318
	Coca-Cola Co.	2.125%	9/6/29	250	228
	Coca-Cola Co.	3.450%	3/25/30	220	211
	Coca-Cola Co.	1.650%	6/1/30	155	135
	Coca-Cola Co.	2.000%	3/5/31	145	126
	Coca-Cola Co.	1.375%	3/15/31	255	214
	Coca-Cola Co.	2.250%	1/5/32	340	296
	Coca-Cola Co.	5.000%	5/13/34	120	122
	Coca-Cola Co.	4.650%	8/14/34	215	213
	Coca-Cola Co.	2.500%	6/1/40	175	127
	Coca-Cola Co.	2.875%	5/5/41	95	71
	Coca-Cola Co.	2.600%	6/1/50	303	191
	Coca-Cola Co.	3.000%	3/5/51	295	201
	Coca-Cola Co.	2.500%	3/15/51	295	181
	Coca-Cola Co.	5.300%	5/13/54	550	549
	Coca-Cola Co.	5.200%	1/14/55	225	222
	Coca-Cola Co.	2.750%	6/1/60	390	238
	Coca-Cola Co.	5.400%	5/13/64	200	199
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	130	119
	Conagra Brands Inc.	1.375%	11/1/27	105	96
	Conagra Brands Inc.	4.850%	11/1/28	335	335
	Conagra Brands Inc.	5.300%	11/1/38	210	202
	Conagra Brands Inc.	5.400%	11/1/48	185	172
	Dollar General Corp.	3.500%	4/3/30	245	228
	Dollar General Corp.	5.450%	7/5/33	175	176
	Dollar Tree Inc.	4.200%	5/15/28	275	271
	Dollar Tree Inc.	2.650%	12/1/31	254	219
	General Mills Inc.	3.200%	2/10/27	35	34
	General Mills Inc.	4.200%	4/17/28	329	326
	General Mills Inc.	4.875%	1/30/30	125	125
	General Mills Inc.	2.875%	4/15/30	155	142
	General Mills Inc.	4.950%	3/29/33	200	199
	General Mills Inc.	5.250%	1/30/35	125	126
	Haleon US Capital LLC	3.375%	3/24/27	290	284
	Haleon US Capital LLC	3.375%	3/24/29	335	319
	Haleon US Capital LLC	3.625%	3/24/32	365	336
	Haleon US Capital LLC	4.000%	3/24/52	230	182
	Hormel Foods Corp.	1.700%	6/3/28	330	303
	Hormel Foods Corp.	1.800%	6/11/30	130	113
	J M Smucker Co.	5.900%	11/15/28	60	63
	J M Smucker Co.	6.200%	11/15/33	150	160
	J M Smucker Co.	6.500%	11/15/43	90	98
	J M Smucker Co.	6.500%	11/15/53	210	232
	JBS USA Holding Lux Sarl	2.500%	1/15/27	120	115
	JBS USA Holding Lux Sarl	5.125%	2/1/28	145	146
	JBS USA Holding Lux Sarl	5.500%	1/15/30	295	298
	JBS USA Holding Lux Sarl	3.625%	1/15/32	310	280
	JBS USA Holding Lux Sarl	3.000%	5/15/32	345	297
	JBS USA Holding Lux Sarl	5.750%	4/1/33	343	349
	JBS USA Holding Lux Sarl	6.750%	3/15/34	347	377
	JBS USA Holding Lux Sarl	4.375%	2/2/52	205	162
	JBS USA Holding Lux Sarl	6.500%	12/1/52	465	494
	JBS USA Holding Lux Sarl	7.250%	11/15/53	115	133
[2]	JBS USA LUX Sarl	5.950%	4/20/35	100	103
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JBS USA LUX Sarl	6.375%	2/25/55	35	37
	Kellanova	3.250%	4/1/26	165	163
	Kenvue Inc.	5.350%	3/22/26	60	61
	Kenvue Inc.	5.050%	3/22/28	95	97
	Kenvue Inc.	5.000%	3/22/30	140	142
	Kenvue Inc.	4.900%	3/22/33	425	426
	Kenvue Inc.	5.100%	3/22/43	150	147
	Kenvue Inc.	5.050%	3/22/53	270	259
	Kenvue Inc.	5.200%	3/22/63	172	165
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	125	126
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	155
	Keurig Dr Pepper Inc.	5.050%	3/15/29	405	411
	Keurig Dr Pepper Inc.	3.950%	4/15/29	150	146
	Keurig Dr Pepper Inc.	3.200%	5/1/30	145	135
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	114
	Keurig Dr Pepper Inc.	3.800%	5/1/50	65	50
	Keurig Dr Pepper Inc.	4.500%	4/15/52	275	234
	Kimberly-Clark Corp.	3.100%	3/26/30	230	216
	Kraft Heinz Foods Co.	3.000%	6/1/26	270	265
	Kraft Heinz Foods Co.	3.875%	5/15/27	240	237
	Kraft Heinz Foods Co.	6.875%	1/26/39	170	191
	Kraft Heinz Foods Co.	5.000%	6/4/42	300	277
	Kraft Heinz Foods Co.	5.200%	7/15/45	285	267
	Kraft Heinz Foods Co.	4.375%	6/1/46	545	455
	Kraft Heinz Foods Co.	4.875%	10/1/49	345	305
	McCormick & Co. Inc.	3.400%	8/15/27	95	93
	Mondelez International Inc.	2.625%	3/17/27	65	63
	Mondelez International Inc.	2.750%	4/13/30	347	316
	Mondelez International Inc.	3.000%	3/17/32	115	102
	Mondelez International Inc.	2.625%	9/4/50	455	277
	PepsiCo Inc.	2.375%	10/6/26	80	78
	PepsiCo Inc.	3.000%	10/15/27	310	301
	PepsiCo Inc.	3.600%	2/18/28	140	138
	PepsiCo Inc.	2.625%	7/29/29	130	121
	PepsiCo Inc.	2.750%	3/19/30	329	304
	PepsiCo Inc.	1.625%	5/1/30	480	417
	PepsiCo Inc.	1.400%	2/25/31	205	171
	PepsiCo Inc.	1.950%	10/21/31	175	149
	PepsiCo Inc.	3.900%	7/18/32	210	200
	PepsiCo Inc.	4.450%	2/15/33	95	95
	PepsiCo Inc.	5.000%	2/7/35	255	257
	PepsiCo Inc.	2.625%	10/21/41	160	114
	PepsiCo Inc.	4.450%	4/14/46	220	197
	PepsiCo Inc.	3.450%	10/6/46	215	164
	PepsiCo Inc.	2.875%	10/15/49	150	101
	PepsiCo Inc.	3.625%	3/19/50	285	218
	PepsiCo Inc.	2.750%	10/21/51	185	119
	PepsiCo Inc.	5.250%	7/17/54	80	79
	Pilgrim's Pride Corp.	4.250%	4/15/31	290	274
	Pilgrim's Pride Corp.	3.500%	3/1/32	275	244
	Pilgrim's Pride Corp.	6.250%	7/1/33	230	240
	Procter & Gamble Co.	1.000%	4/23/26	165	159
	Procter & Gamble Co.	2.450%	11/3/26	110	107
	Procter & Gamble Co.	1.900%	2/1/27	175	168
	Procter & Gamble Co.	2.850%	8/11/27	170	165
	Procter & Gamble Co.	3.000%	3/25/30	565	531
	Procter & Gamble Co.	1.200%	10/29/30	275	232
	Procter & Gamble Co.	1.950%	4/23/31	170	148
	Procter & Gamble Co.	2.300%	2/1/32	170	149
	Procter & Gamble Co.	4.050%	1/26/33	180	175
	Procter & Gamble Co.	4.550%	1/29/34	70	70
	Sysco Corp.	3.300%	7/15/26	160	157
	Sysco Corp.	3.250%	7/15/27	165	160
	Sysco Corp.	5.950%	4/1/30	192	201
	Sysco Corp.	6.600%	4/1/50	250	278
	Sysco Corp.	3.150%	12/14/51	145	96
	Target Corp.	2.500%	4/15/26	135	133
	Target Corp.	1.950%	1/15/27	395	379
	Target Corp.	3.375%	4/15/29	240	230
	Target Corp.	2.350%	2/15/30	150	135
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	4.500%	9/15/32	85	84
	Target Corp.	4.500%	9/15/34	100	97
	Target Corp.	4.000%	7/1/42	235	202
	Target Corp.	2.950%	1/15/52	230	151
	Target Corp.	4.800%	1/15/53	155	143
	Tyson Foods Inc.	4.000%	3/1/26	405	403
	Tyson Foods Inc.	3.550%	6/2/27	330	322
	Tyson Foods Inc.	4.350%	3/1/29	410	403
	Tyson Foods Inc.	5.700%	3/15/34	165	170
	Tyson Foods Inc.	4.550%	6/2/47	180	154
	Tyson Foods Inc.	5.100%	9/28/48	240	221
	Unilever Capital Corp.	2.900%	5/5/27	210	204
	Unilever Capital Corp.	4.250%	8/12/27	145	145
	Unilever Capital Corp.	3.500%	3/22/28	178	174
	Unilever Capital Corp.	2.125%	9/6/29	270	245
	Unilever Capital Corp.	1.750%	8/12/31	90	76
	Unilever Capital Corp.	5.900%	11/15/32	230	249
	Unilever Capital Corp.	5.000%	12/8/33	110	112
	Unilever Capital Corp.	4.625%	8/12/34	210	207
					30,402
Financials (44.2%)
[1]	Aegon Ltd.	5.500%	4/11/48	185	184
	AerCap Ireland Capital DAC	2.450%	10/29/26	540	521
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	205
	AerCap Ireland Capital DAC	6.450%	4/15/27	305	315
	AerCap Ireland Capital DAC	3.650%	7/21/27	490	478
	AerCap Ireland Capital DAC	4.875%	4/1/28	150	151
	AerCap Ireland Capital DAC	5.750%	6/6/28	398	409
	AerCap Ireland Capital DAC	3.000%	10/29/28	885	831
	AerCap Ireland Capital DAC	5.100%	1/19/29	55	56
	AerCap Ireland Capital DAC	4.625%	9/10/29	455	450
	AerCap Ireland Capital DAC	6.150%	9/30/30	185	195
	AerCap Ireland Capital DAC	3.300%	1/30/32	1,055	935
	AerCap Ireland Capital DAC	3.400%	10/29/33	455	395
	AerCap Ireland Capital DAC	4.950%	9/10/34	50	48
	AerCap Ireland Capital DAC	3.850%	10/29/41	295	237
	AerCap Ireland Capital DAC	6.950%	3/10/55	125	129
	Aflac Inc.	3.600%	4/1/30	115	110
[1]	Air Lease Corp.	3.750%	6/1/26	150	148
	Air Lease Corp.	1.875%	8/15/26	190	183
	Air Lease Corp.	2.200%	1/15/27	285	273
	Air Lease Corp.	3.125%	12/1/30	185	168
[1]	Air Lease Corp.	2.875%	1/15/32	235	204
	Allstate Corp.	5.250%	3/30/33	215	218
	Ally Financial Inc.	4.750%	6/9/27	135	135
	Ally Financial Inc.	7.100%	11/15/27	205	216
	Ally Financial Inc.	2.200%	11/2/28	175	159
	Ally Financial Inc.	6.992%	6/13/29	140	147
	Ally Financial Inc.	6.848%	1/3/30	170	178
[1]	Ally Financial Inc.	8.000%	11/1/31	388	438
	Ally Financial Inc.	6.184%	7/26/35	175	177
	American Express Co.	3.125%	5/20/26	250	246
	American Express Co.	1.650%	11/4/26	330	315
	American Express Co.	2.550%	3/4/27	395	381
	American Express Co.	5.645%	4/23/27	525	531
	American Express Co.	3.300%	5/3/27	432	422
	American Express Co.	5.389%	7/28/27	175	177
	American Express Co.	5.850%	11/5/27	300	310
	American Express Co.	5.098%	2/16/28	500	505
	American Express Co.	5.043%	7/26/28	495	500
	American Express Co.	4.050%	5/3/29	135	133
	American Express Co.	5.282%	7/27/29	326	333
	American Express Co.	5.532%	4/25/30	485	500
	American Express Co.	5.085%	1/30/31	220	223
	American Express Co.	6.489%	10/30/31	125	135
	American Express Co.	4.989%	5/26/33	145	144
	American Express Co.	4.420%	8/3/33	130	125
	American Express Co.	5.043%	5/1/34	50	50
	American Express Co.	5.284%	7/26/35	345	348
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.442%	1/30/36	355	362
	American Express Co.	4.050%	12/3/42	198	170
	American International Group Inc.	5.125%	3/27/33	85	86
	American International Group Inc.	4.750%	4/1/48	220	199
	American International Group Inc.	4.375%	6/30/50	170	145
	Ameriprise Financial Inc.	5.150%	5/15/33	180	181
	Aon Corp.	3.750%	5/2/29	165	159
	Aon Corp.	2.800%	5/15/30	240	219
	Aon Corp.	5.350%	2/28/33	115	117
	Aon Corp.	3.900%	2/28/52	365	279
	Aon North America Inc.	5.150%	3/1/29	150	152
	Aon North America Inc.	5.450%	3/1/34	455	465
	Aon North America Inc.	5.750%	3/1/54	410	417
	Apollo Global Management Inc.	5.800%	5/21/54	140	142
	Arch Capital Group Ltd.	3.635%	6/30/50	200	147
	Ares Capital Corp.	2.150%	7/15/26	160	154
	Ares Capital Corp.	7.000%	1/15/27	145	150
	Ares Capital Corp.	2.875%	6/15/28	215	201
	Ares Capital Corp.	5.875%	3/1/29	165	169
	Ares Capital Corp.	5.950%	7/15/29	185	189
[1]	Ares Capital Corp.	5.800%	3/8/32	200	201
	Ares Management Corp.	5.600%	10/11/54	150	145
	Arthur J Gallagher & Co.	4.600%	12/15/27	105	105
	Arthur J Gallagher & Co.	4.850%	12/15/29	80	80
	Arthur J Gallagher & Co.	5.150%	2/15/35	270	269
	Arthur J Gallagher & Co.	3.500%	5/20/51	175	125
	Arthur J Gallagher & Co.	5.550%	2/15/55	200	197
	Athene Holding Ltd.	4.125%	1/12/28	180	177
	Athene Holding Ltd.	6.250%	4/1/54	210	216
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	100	101
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	250	252
	AXA SA	8.600%	12/15/30	85	100
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	190	196
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	200	204
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	120	136
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	250	256
	Banco Santander SA	5.179%	11/19/25	270	270
	Banco Santander SA	4.250%	4/11/27	107	106
	Banco Santander SA	5.294%	8/18/27	525	531
	Banco Santander SA	1.722%	9/14/27	270	258
	Banco Santander SA	6.527%	11/7/27	355	366
	Banco Santander SA	3.800%	2/23/28	370	361
	Banco Santander SA	5.552%	3/14/28	20	20
	Banco Santander SA	4.175%	3/24/28	555	549
	Banco Santander SA	4.379%	4/12/28	296	292
[1]	Banco Santander SA	5.365%	7/15/28	305	309
	Banco Santander SA	5.588%	8/8/28	225	231
	Banco Santander SA	6.607%	11/7/28	320	340
	Banco Santander SA	3.306%	6/27/29	205	193
	Banco Santander SA	5.565%	1/17/30	245	251
	Banco Santander SA	5.538%	3/14/30	275	281
	Banco Santander SA	3.490%	5/28/30	270	251
	Banco Santander SA	2.749%	12/3/30	355	310
	Banco Santander SA	2.958%	3/25/31	205	183
	Banco Santander SA	5.439%	7/15/31	225	230
	Banco Santander SA	3.225%	11/22/32	165	145
	Banco Santander SA	6.921%	8/8/33	339	365
	Banco Santander SA	6.938%	11/7/33	230	257
	Banco Santander SA	6.350%	3/14/34	200	207
	Banco Santander SA	6.033%	1/17/35	200	208
[1]	Bank of America Corp.	4.450%	3/3/26	510	509
[1]	Bank of America Corp.	3.500%	4/19/26	540	534
[1]	Bank of America Corp.	4.250%	10/22/26	363	361
[1]	Bank of America Corp.	1.658%	3/11/27	520	505
[1]	Bank of America Corp.	3.559%	4/23/27	485	479
	Bank of America Corp.	1.734%	7/22/27	1,360	1,308
	Bank of America Corp.	5.933%	9/15/27	315	321
[1]	Bank of America Corp.	3.248%	10/21/27	494	480
[1]	Bank of America Corp.	4.183%	11/25/27	595	589
[1]	Bank of America Corp.	3.824%	1/20/28	550	542
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	2.551%	2/4/28	370	356
[1]	Bank of America Corp.	3.705%	4/24/28	525	515
	Bank of America Corp.	4.376%	4/27/28	451	448
[1]	Bank of America Corp.	3.593%	7/21/28	395	385
[1]	Bank of America Corp.	4.948%	7/22/28	510	513
	Bank of America Corp.	6.204%	11/10/28	405	420
[1]	Bank of America Corp.	3.419%	12/20/28	1,078	1,041
	Bank of America Corp.	4.979%	1/24/29	100	101
[1]	Bank of America Corp.	3.970%	3/5/29	440	431
	Bank of America Corp.	5.202%	4/25/29	685	694
[1]	Bank of America Corp.	2.087%	6/14/29	543	500
[1]	Bank of America Corp.	4.271%	7/23/29	587	579
	Bank of America Corp.	5.819%	9/15/29	505	522
[1]	Bank of America Corp.	3.974%	2/7/30	555	539
[1]	Bank of America Corp.	3.194%	7/23/30	580	543
[1]	Bank of America Corp.	2.884%	10/22/30	485	446
	Bank of America Corp.	5.162%	1/24/31	525	532
[1]	Bank of America Corp.	2.496%	2/13/31	930	833
[1]	Bank of America Corp.	2.592%	4/29/31	575	516
[1]	Bank of America Corp.	1.898%	7/23/31	425	365
[1]	Bank of America Corp.	1.922%	10/24/31	735	627
[1]	Bank of America Corp.	2.651%	3/11/32	380	335
	Bank of America Corp.	2.687%	4/22/32	875	770
	Bank of America Corp.	2.299%	7/21/32	670	571
	Bank of America Corp.	2.572%	10/20/32	710	613
[1]	Bank of America Corp.	2.972%	2/4/33	955	838
	Bank of America Corp.	4.571%	4/27/33	1,015	983
[1]	Bank of America Corp.	5.015%	7/22/33	1,100	1,096
	Bank of America Corp.	5.288%	4/25/34	1,294	1,304
	Bank of America Corp.	5.872%	9/15/34	625	655
	Bank of America Corp.	5.468%	1/23/35	885	900
[1]	Bank of America Corp.	5.425%	8/15/35	405	399
	Bank of America Corp.	5.518%	10/25/35	650	643
	Bank of America Corp.	5.511%	1/24/36	485	496
	Bank of America Corp.	2.482%	9/21/36	550	458
	Bank of America Corp.	6.110%	1/29/37	650	681
	Bank of America Corp.	3.846%	3/8/37	375	338
[1]	Bank of America Corp.	4.244%	4/24/38	365	331
	Bank of America Corp.	7.750%	5/14/38	465	555
[1]	Bank of America Corp.	4.078%	4/23/40	325	284
[1]	Bank of America Corp.	2.676%	6/19/41	935	670
[1]	Bank of America Corp.	5.875%	2/7/42	460	491
	Bank of America Corp.	3.311%	4/22/42	575	442
[1]	Bank of America Corp.	5.000%	1/21/44	475	455
[1]	Bank of America Corp.	4.443%	1/20/48	441	381
[1]	Bank of America Corp.	3.946%	1/23/49	190	152
[1]	Bank of America Corp.	4.330%	3/15/50	810	683
[1]	Bank of America Corp.	4.083%	3/20/51	965	779
[1]	Bank of America Corp.	2.831%	10/24/51	435	277
[1]	Bank of America Corp.	3.483%	3/13/52	270	196
	Bank of America Corp.	2.972%	7/21/52	555	365
	Bank of America NA	5.526%	8/18/26	640	650
[1]	Bank of America NA	6.000%	10/15/36	225	238
	Bank of Montreal	5.300%	6/5/26	185	187
[1]	Bank of Montreal	1.250%	9/15/26	225	214
	Bank of Montreal	5.266%	12/11/26	110	112
[1]	Bank of Montreal	2.650%	3/8/27	235	228
[1]	Bank of Montreal	4.567%	9/10/27	160	160
[1]	Bank of Montreal	4.700%	9/14/27	408	410
	Bank of Montreal	5.203%	2/1/28	167	170
	Bank of Montreal	5.717%	9/25/28	175	181
	Bank of Montreal	4.640%	9/10/30	125	124
	Bank of Montreal	5.511%	6/4/31	150	155
[1]	Bank of Montreal	3.803%	12/15/32	430	416
	Bank of Montreal	3.088%	1/10/37	450	383
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	150	147
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	85	83
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	165	159
	Bank of New York Mellon Corp.	4.947%	4/26/27	240	241
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	220	215
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	165	161
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	270	265
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	286
	Bank of New York Mellon Corp.	4.890%	7/21/28	160	161
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	270	279
	Bank of New York Mellon Corp.	4.543%	2/1/29	190	190
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	300	283
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	197	208
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	140	142
	Bank of New York Mellon Corp.	4.942%	2/11/31	615	622
	Bank of New York Mellon Corp.	5.060%	7/22/32	330	334
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	233	223
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	255	269
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	78
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	110
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	45	49
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	390	393
	Bank of Nova Scotia	1.050%	3/2/26	185	179
	Bank of Nova Scotia	1.350%	6/24/26	170	163
	Bank of Nova Scotia	2.700%	8/3/26	140	137
	Bank of Nova Scotia	1.300%	9/15/26	255	243
	Bank of Nova Scotia	5.350%	12/7/26	125	127
	Bank of Nova Scotia	1.950%	2/2/27	70	67
[1]	Bank of Nova Scotia	5.400%	6/4/27	85	87
	Bank of Nova Scotia	5.250%	6/12/28	215	220
	Bank of Nova Scotia	4.404%	9/8/28	100	99
	Bank of Nova Scotia	4.932%	2/14/29	340	342
	Bank of Nova Scotia	4.850%	2/1/30	200	201
	Bank of Nova Scotia	5.130%	2/14/31	200	202
	Bank of Nova Scotia	2.450%	2/2/32	290	249
	Bank of Nova Scotia	5.650%	2/1/34	150	156
	Bank of Nova Scotia	4.588%	5/4/37	200	186
[1]	Barclays plc	2.852%	5/7/26	225	224
	Barclays plc	5.200%	5/12/26	379	381
	Barclays plc	7.325%	11/2/26	265	269
	Barclays plc	5.829%	5/9/27	255	258
	Barclays plc	6.496%	9/13/27	160	164
	Barclays plc	2.279%	11/24/27	300	288
	Barclays plc	4.337%	1/10/28	390	387
	Barclays plc	5.674%	3/12/28	130	132
	Barclays plc	4.836%	5/9/28	425	423
	Barclays plc	5.501%	8/9/28	285	290
	Barclays plc	4.837%	9/10/28	66	66
	Barclays plc	7.385%	11/2/28	230	244
	Barclays plc	5.086%	2/25/29	200	201
[1]	Barclays plc	4.972%	5/16/29	255	256
	Barclays plc	6.490%	9/13/29	210	221
	Barclays plc	5.690%	3/12/30	490	502
[1]	Barclays plc	5.088%	6/20/30	235	233
	Barclays plc	4.942%	9/10/30	329	327
	Barclays plc	5.367%	2/25/31	200	202
	Barclays plc	2.645%	6/24/31	130	116
	Barclays plc	2.667%	3/10/32	310	270
	Barclays plc	2.894%	11/24/32	245	213
	Barclays plc	5.746%	8/9/33	295	302
	Barclays plc	7.437%	11/2/33	585	656
	Barclays plc	6.224%	5/9/34	300	315
	Barclays plc	7.119%	6/27/34	275	298
	Barclays plc	6.692%	9/13/34	290	314
	Barclays plc	5.335%	9/10/35	453	446
	Barclays plc	3.564%	9/23/35	190	172
	Barclays plc	5.785%	2/25/36	200	203
	Barclays plc	3.811%	3/10/42	210	167
	Barclays plc	3.330%	11/24/42	205	153
	Barclays plc	5.250%	8/17/45	245	236
	Barclays plc	4.950%	1/10/47	240	220
	Barclays plc	6.036%	3/12/55	305	316
	BlackRock Funding Inc.	5.000%	3/14/34	130	131
	BlackRock Funding Inc.	5.250%	3/14/54	265	259
	BlackRock Funding Inc.	5.350%	1/8/55	315	312
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackrock Inc.	3.250%	4/30/29	220	210
	Blackrock Inc.	2.400%	4/30/30	203	183
	Blackrock Inc.	1.900%	1/28/31	190	164
	Blackrock Inc.	2.100%	2/25/32	191	161
	Blackrock Inc.	4.750%	5/25/33	415	414
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	150	148
	Blue Owl Capital Corp.	2.875%	6/11/28	295	272
	Blue Owl Capital Corp.	5.950%	3/15/29	180	182
	Blue Owl Finance LLC	6.250%	4/18/34	185	193
	Brighthouse Financial Inc.	3.700%	6/22/27	145	142
	Brighthouse Financial Inc.	4.700%	6/22/47	203	164
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	355	363
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	127
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	125	127
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	85	85
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	225	228
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	185	189
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	220	218
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	200	203
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	355	326
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	160	171
	Capital One Financial Corp.	3.750%	7/28/26	210	207
	Capital One Financial Corp.	3.750%	3/9/27	200	196
	Capital One Financial Corp.	3.650%	5/11/27	445	436
	Capital One Financial Corp.	7.149%	10/29/27	165	171
	Capital One Financial Corp.	1.878%	11/2/27	310	296
	Capital One Financial Corp.	3.800%	1/31/28	379	371
	Capital One Financial Corp.	4.927%	5/10/28	345	346
	Capital One Financial Corp.	5.468%	2/1/29	285	290
	Capital One Financial Corp.	6.312%	6/8/29	255	266
	Capital One Financial Corp.	5.700%	2/1/30	210	216
	Capital One Financial Corp.	3.273%	3/1/30	228	214
	Capital One Financial Corp.	5.247%	7/26/30	90	91
	Capital One Financial Corp.	5.463%	7/26/30	242	246
[1]	Capital One Financial Corp.	7.624%	10/30/31	325	364
	Capital One Financial Corp.	2.359%	7/29/32	225	187
	Capital One Financial Corp.	5.268%	5/10/33	355	353
	Capital One Financial Corp.	5.817%	2/1/34	485	496
	Capital One Financial Corp.	6.377%	6/8/34	310	329
	Capital One Financial Corp.	6.051%	2/1/35	160	166
	Capital One Financial Corp.	5.884%	7/26/35	162	167
	Capital One Financial Corp.	6.183%	1/30/36	290	295
	Charles Schwab Corp.	0.900%	3/11/26	205	198
	Charles Schwab Corp.	1.150%	5/13/26	255	245
	Charles Schwab Corp.	5.875%	8/24/26	135	138
	Charles Schwab Corp.	2.450%	3/3/27	220	212
	Charles Schwab Corp.	2.000%	3/20/28	185	172
	Charles Schwab Corp.	5.643%	5/19/29	480	494
	Charles Schwab Corp.	6.196%	11/17/29	265	279
	Charles Schwab Corp.	1.650%	3/11/31	125	105
	Charles Schwab Corp.	2.300%	5/13/31	90	78
	Charles Schwab Corp.	1.950%	12/1/31	245	205
	Charles Schwab Corp.	2.900%	3/3/32	280	246
	Charles Schwab Corp.	5.853%	5/19/34	190	199
	Charles Schwab Corp.	6.136%	8/24/34	220	235
	Chubb Corp.	6.000%	5/11/37	205	222
	Chubb INA Holdings LLC	3.350%	5/3/26	445	440
	Chubb INA Holdings LLC	1.375%	9/15/30	200	169
	Chubb INA Holdings LLC	5.000%	3/15/34	285	286
	Chubb INA Holdings LLC	4.350%	11/3/45	310	271
	Chubb INA Holdings LLC	3.050%	12/15/61	205	129
	CI Financial Corp.	3.200%	12/17/30	109	95
[1]	Citibank NA	5.438%	4/30/26	355	359
	Citibank NA	4.929%	8/6/26	600	604
[1]	Citibank NA	5.488%	12/4/26	670	681
	Citibank NA	4.876%	11/19/27	530	532
	Citibank NA	5.803%	9/29/28	425	442
	Citibank NA	4.838%	8/6/29	575	580
[1]	Citibank NA	5.570%	4/30/34	300	310
	Citigroup Inc.	3.400%	5/1/26	630	622
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.200%	10/21/26	375	367
	Citigroup Inc.	4.300%	11/20/26	255	254
	Citigroup Inc.	1.462%	6/9/27	855	821
	Citigroup Inc.	4.450%	9/29/27	860	854
[1]	Citigroup Inc.	3.887%	1/10/28	797	786
[1]	Citigroup Inc.	3.070%	2/24/28	465	451
	Citigroup Inc.	4.658%	5/24/28	285	285
[1]	Citigroup Inc.	3.668%	7/24/28	430	419
	Citigroup Inc.	4.125%	7/25/28	645	634
[1]	Citigroup Inc.	3.520%	10/27/28	385	373
[1]	Citigroup Inc.	4.075%	4/23/29	385	378
	Citigroup Inc.	5.174%	2/13/30	765	773
[1]	Citigroup Inc.	3.980%	3/20/30	450	435
	Citigroup Inc.	4.542%	9/19/30	560	552
[1]	Citigroup Inc.	2.976%	11/5/30	435	399
[1]	Citigroup Inc.	2.666%	1/29/31	420	379
[1]	Citigroup Inc.	4.412%	3/31/31	585	570
[1]	Citigroup Inc.	2.572%	6/3/31	670	596
	Citigroup Inc.	2.561%	5/1/32	485	421
	Citigroup Inc.	6.625%	6/15/32	290	314
	Citigroup Inc.	2.520%	11/3/32	310	265
	Citigroup Inc.	3.057%	1/25/33	530	465
	Citigroup Inc.	3.785%	3/17/33	535	491
	Citigroup Inc.	4.910%	5/24/33	430	423
	Citigroup Inc.	6.270%	11/17/33	490	523
	Citigroup Inc.	6.174%	5/25/34	825	850
	Citigroup Inc.	5.592%	11/19/34	225	226
	Citigroup Inc.	5.827%	2/13/35	460	462
	Citigroup Inc.	5.449%	6/11/35	740	751
	Citigroup Inc.	6.020%	1/24/36	95	97
[1]	Citigroup Inc.	3.878%	1/24/39	286	245
	Citigroup Inc.	8.125%	7/15/39	297	372
	Citigroup Inc.	5.411%	9/19/39	455	440
[1]	Citigroup Inc.	5.316%	3/26/41	215	211
	Citigroup Inc.	5.875%	1/30/42	425	443
	Citigroup Inc.	2.904%	11/3/42	280	201
	Citigroup Inc.	6.675%	9/13/43	170	188
	Citigroup Inc.	5.300%	5/6/44	145	138
	Citigroup Inc.	4.650%	7/30/45	155	138
	Citigroup Inc.	4.750%	5/18/46	405	356
[1]	Citigroup Inc.	4.281%	4/24/48	155	130
	Citigroup Inc.	4.650%	7/23/48	680	597
[3]	Citigroup Inc.	5.612%	3/4/56	150	151
	Citizens Bank NA	4.575%	8/9/28	34	34
	Citizens Financial Group Inc.	5.841%	1/23/30	185	190
	Citizens Financial Group Inc.	3.250%	4/30/30	214	197
[3]	Citizens Financial Group Inc.	5.253%	3/5/31	90	91
	Citizens Financial Group Inc.	5.718%	7/23/32	287	293
	Citizens Financial Group Inc.	6.645%	4/25/35	205	221
	CME Group Inc.	2.650%	3/15/32	380	334
	CME Group Inc.	5.300%	9/15/43	128	131
	Comerica Inc.	5.982%	1/30/30	275	280
	Commonwealth Bank of Australia	4.577%	11/27/26	250	251
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	480	473
	Cooperatieve Rabobank UA	4.883%	1/21/28	250	254
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	250
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	305	305
	Cooperatieve Rabobank UA	5.750%	12/1/43	225	231
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	185
	Corebridge Financial Inc.	3.650%	4/5/27	258	253
	Corebridge Financial Inc.	3.850%	4/5/29	150	145
	Corebridge Financial Inc.	3.900%	4/5/32	222	206
	Corebridge Financial Inc.	5.750%	1/15/34	410	425
	Corebridge Financial Inc.	4.400%	4/5/52	335	278
	Corebridge Financial Inc.	6.875%	12/15/52	150	154
	Corebridge Financial Inc.	6.375%	9/15/54	130	130
	Deutsche Bank AG	1.686%	3/19/26	130	126
	Deutsche Bank AG	7.146%	7/13/27	350	361
	Deutsche Bank AG	2.311%	11/16/27	406	389
	Deutsche Bank AG	2.552%	1/7/28	160	154
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	5.706%	2/8/28	218	221
[1]	Deutsche Bank AG	5.373%	1/10/29	35	35
	Deutsche Bank AG	6.720%	1/18/29	430	450
	Deutsche Bank AG	5.414%	5/10/29	250	256
	Deutsche Bank AG	6.819%	11/20/29	285	303
	Deutsche Bank AG	4.999%	9/11/30	320	318
[1]	Deutsche Bank AG	3.547%	9/18/31	250	230
	Deutsche Bank AG	3.729%	1/14/32	160	144
	Deutsche Bank AG	3.035%	5/28/32	175	154
	Deutsche Bank AG	4.875%	12/1/32	190	186
	Deutsche Bank AG	3.742%	1/7/33	200	175
	Deutsche Bank AG	7.079%	2/10/34	350	369
	Deutsche Bank AG	5.403%	9/11/35	440	431
[1]	Discover Bank	3.450%	7/27/26	200	197
[1]	Discover Bank	4.650%	9/13/28	235	234
	Discover Financial Services	4.100%	2/9/27	330	326
	Discover Financial Services	6.700%	11/29/32	175	190
	Discover Financial Services	7.964%	11/2/34	185	214
	Enact Holdings Inc.	6.250%	5/28/29	100	103
	Equitable Holdings Inc.	4.350%	4/20/28	332	328
	Equitable Holdings Inc.	5.000%	4/20/48	229	211
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	170	118
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	240	152
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	180	185
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	185	193
	Fifth Third Bancorp	2.550%	5/5/27	128	122
	Fifth Third Bancorp	6.361%	10/27/28	215	224
	Fifth Third Bancorp	6.339%	7/27/29	120	126
	Fifth Third Bancorp	4.772%	7/28/30	262	261
	Fifth Third Bancorp	4.895%	9/6/30	75	75
	Fifth Third Bancorp	5.631%	1/29/32	210	216
	Fifth Third Bancorp	8.250%	3/1/38	220	269
[1]	Fifth Third Bank Inc.	3.850%	3/15/26	221	219
	Franklin Resources Inc.	1.600%	10/30/30	130	110
	FS KKR Capital Corp.	3.125%	10/12/28	95	87
	Global Payments Inc.	1.200%	3/1/26	165	159
	Global Payments Inc.	4.800%	4/1/26	170	170
	Global Payments Inc.	2.150%	1/15/27	130	124
	Global Payments Inc.	3.200%	8/15/29	200	186
	Global Payments Inc.	2.900%	5/15/30	160	145
	Global Payments Inc.	2.900%	11/15/31	170	149
	Global Payments Inc.	5.400%	8/15/32	150	153
	Global Payments Inc.	4.150%	8/15/49	170	131
	Global Payments Inc.	5.950%	8/15/52	210	210
[1]	Goldman Sachs Bank USA	5.283%	3/18/27	315	317
	Goldman Sachs Bank USA	5.414%	5/21/27	685	692
	Goldman Sachs Capital I	6.345%	2/15/34	223	237
	Goldman Sachs Group Inc.	3.500%	11/16/26	482	474
	Goldman Sachs Group Inc.	5.950%	1/15/27	435	446
	Goldman Sachs Group Inc.	3.850%	1/26/27	840	830
	Goldman Sachs Group Inc.	1.431%	3/9/27	510	494
	Goldman Sachs Group Inc.	1.542%	9/10/27	505	482
	Goldman Sachs Group Inc.	1.948%	10/21/27	750	718
	Goldman Sachs Group Inc.	2.640%	2/24/28	525	505
	Goldman Sachs Group Inc.	3.615%	3/15/28	550	539
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	670	656
	Goldman Sachs Group Inc.	4.482%	8/23/28	640	637
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	709	690
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	583	575
	Goldman Sachs Group Inc.	6.484%	10/24/29	485	513
	Goldman Sachs Group Inc.	2.600%	2/7/30	590	533
	Goldman Sachs Group Inc.	3.800%	3/15/30	485	464
	Goldman Sachs Group Inc.	5.727%	4/25/30	765	789
	Goldman Sachs Group Inc.	5.049%	7/23/30	655	659
	Goldman Sachs Group Inc.	4.692%	10/23/30	485	482
[1]	Goldman Sachs Group Inc.	5.207%	1/28/31	560	567
	Goldman Sachs Group Inc.	1.992%	1/27/32	525	445
	Goldman Sachs Group Inc.	2.615%	4/22/32	615	537
	Goldman Sachs Group Inc.	2.383%	7/21/32	655	561
	Goldman Sachs Group Inc.	2.650%	10/21/32	505	437
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.125%	2/15/33	315	341
	Goldman Sachs Group Inc.	3.102%	2/24/33	745	657
	Goldman Sachs Group Inc.	6.561%	10/24/34	120	131
	Goldman Sachs Group Inc.	5.851%	4/25/35	440	457
	Goldman Sachs Group Inc.	5.330%	7/23/35	741	741
	Goldman Sachs Group Inc.	5.016%	10/23/35	919	898
	Goldman Sachs Group Inc.	5.536%	1/28/36	825	840
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,365	1,496
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	435	378
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	250	226
	Goldman Sachs Group Inc.	6.250%	2/1/41	820	881
	Goldman Sachs Group Inc.	3.210%	4/22/42	465	349
	Goldman Sachs Group Inc.	2.908%	7/21/42	300	215
	Goldman Sachs Group Inc.	3.436%	2/24/43	325	250
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	315	285
	Goldman Sachs Group Inc.	5.150%	5/22/45	360	338
	Goldman Sachs Group Inc.	4.750%	10/21/45	335	303
	Goldman Sachs Group Inc.	5.561%	11/19/45	440	437
	Goldman Sachs Group Inc.	5.734%	1/28/56	190	194
	Golub Capital BDC Inc.	6.000%	7/15/29	135	137
[2]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	250	250
	Hartford Insurance Group Inc.	3.600%	8/19/49	195	148
	HSBC Holdings plc	4.300%	3/8/26	323	322
	HSBC Holdings plc	3.900%	5/25/26	300	298
[1]	HSBC Holdings plc	2.099%	6/4/26	290	288
	HSBC Holdings plc	7.336%	11/3/26	325	331
	HSBC Holdings plc	1.589%	5/24/27	245	236
	HSBC Holdings plc	5.887%	8/14/27	560	569
	HSBC Holdings plc	2.251%	11/22/27	267	256
[1]	HSBC Holdings plc	4.041%	3/13/28	690	680
	HSBC Holdings plc	5.597%	5/17/28	360	366
	HSBC Holdings plc	4.755%	6/9/28	400	400
	HSBC Holdings plc	5.210%	8/11/28	625	630
[1]	HSBC Holdings plc	2.013%	9/22/28	245	229
	HSBC Holdings plc	7.390%	11/3/28	330	351
	HSBC Holdings plc	5.130%	11/19/28	200	202
[3]	HSBC Holdings plc	4.899%	3/3/29	200	200
	HSBC Holdings plc	6.161%	3/9/29	505	524
[1]	HSBC Holdings plc	4.583%	6/19/29	560	555
	HSBC Holdings plc	2.206%	8/17/29	430	394
	HSBC Holdings plc	5.546%	3/4/30	285	291
	HSBC Holdings plc	4.950%	3/31/30	780	782
[1]	HSBC Holdings plc	3.973%	5/22/30	545	523
	HSBC Holdings plc	5.286%	11/19/30	250	252
[3]	HSBC Holdings plc	5.130%	3/3/31	200	200
[1]	HSBC Holdings plc	2.848%	6/4/31	570	511
[1]	HSBC Holdings plc	2.357%	8/18/31	455	395
	HSBC Holdings plc	5.733%	5/17/32	200	206
	HSBC Holdings plc	2.804%	5/24/32	490	428
	HSBC Holdings plc	2.871%	11/22/32	245	213
	HSBC Holdings plc	4.762%	3/29/33	400	382
	HSBC Holdings plc	5.402%	8/11/33	460	465
	HSBC Holdings plc	8.113%	11/3/33	460	529
	HSBC Holdings plc	6.254%	3/9/34	405	430
	HSBC Holdings plc	6.547%	6/20/34	665	700
	HSBC Holdings plc	7.399%	11/13/34	335	371
	HSBC Holdings plc	5.719%	3/4/35	280	288
	HSBC Holdings plc	5.874%	11/18/35	305	304
[3]	HSBC Holdings plc	5.450%	3/3/36	300	299
	HSBC Holdings plc	6.500%	5/2/36	445	479
	HSBC Holdings plc	6.500%	9/15/37	310	333
[1]	HSBC Holdings plc	6.500%	9/15/37	180	189
	HSBC Holdings plc	6.800%	6/1/38	145	162
	HSBC Holdings plc	6.100%	1/14/42	180	194
	HSBC Holdings plc	6.332%	3/9/44	510	551
	HSBC Holdings plc	5.250%	3/14/44	352	334
	HSBC USA Inc.	5.294%	3/4/27	70	71
	Huntington Bancshares Inc.	4.443%	8/4/28	155	154
	Huntington Bancshares Inc.	6.208%	8/21/29	479	499
	Huntington Bancshares Inc.	2.550%	2/4/30	440	395
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	5.272%	1/15/31	220	223
	Huntington Bancshares Inc.	5.709%	2/2/35	185	189
	Huntington National Bank	4.871%	4/12/28	250	251
	Huntington National Bank	4.552%	5/17/28	175	174
	Huntington National Bank	5.650%	1/10/30	210	217
	ING Groep NV	3.950%	3/29/27	275	272
	ING Groep NV	1.726%	4/1/27	195	189
	ING Groep NV	6.083%	9/11/27	140	143
	ING Groep NV	4.017%	3/28/28	485	479
	ING Groep NV	4.550%	10/2/28	350	348
	ING Groep NV	4.050%	4/9/29	101	98
	ING Groep NV	5.335%	3/19/30	100	102
	ING Groep NV	2.727%	4/1/32	195	172
	ING Groep NV	4.252%	3/28/33	205	194
	ING Groep NV	6.114%	9/11/34	300	317
	ING Groep NV	5.550%	3/19/35	375	381
	Intercontinental Exchange Inc.	4.000%	9/15/27	340	336
	Intercontinental Exchange Inc.	3.625%	9/1/28	65	63
	Intercontinental Exchange Inc.	4.350%	6/15/29	205	203
	Intercontinental Exchange Inc.	2.100%	6/15/30	350	308
	Intercontinental Exchange Inc.	5.250%	6/15/31	40	41
	Intercontinental Exchange Inc.	1.850%	9/15/32	270	219
	Intercontinental Exchange Inc.	4.600%	3/15/33	255	249
	Intercontinental Exchange Inc.	2.650%	9/15/40	245	177
	Intercontinental Exchange Inc.	4.250%	9/21/48	450	382
	Intercontinental Exchange Inc.	3.000%	6/15/50	462	307
	Intercontinental Exchange Inc.	4.950%	6/15/52	270	250
	Intercontinental Exchange Inc.	3.000%	9/15/60	335	206
	Intercontinental Exchange Inc.	5.200%	6/15/62	235	224
	JPMorgan Chase & Co.	3.300%	4/1/26	475	470
	JPMorgan Chase & Co.	3.200%	6/15/26	360	355
	JPMorgan Chase & Co.	2.950%	10/1/26	635	622
	JPMorgan Chase & Co.	4.125%	12/15/26	505	502
	JPMorgan Chase & Co.	1.578%	4/22/27	620	600
	JPMorgan Chase & Co.	1.470%	9/22/27	655	625
	JPMorgan Chase & Co.	4.250%	10/1/27	500	499
	JPMorgan Chase & Co.	6.070%	10/22/27	275	282
	JPMorgan Chase & Co.	3.625%	12/1/27	360	352
	JPMorgan Chase & Co.	5.040%	1/23/28	580	584
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	600	591
	JPMorgan Chase & Co.	2.947%	2/24/28	245	237
	JPMorgan Chase & Co.	5.571%	4/22/28	645	657
	JPMorgan Chase & Co.	4.323%	4/26/28	535	531
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	515	503
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	260	247
	JPMorgan Chase & Co.	4.979%	7/22/28	580	584
	JPMorgan Chase & Co.	4.851%	7/25/28	835	839
	JPMorgan Chase & Co.	4.505%	10/22/28	450	448
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	470	456
	JPMorgan Chase & Co.	4.915%	1/24/29	180	181
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	325	319
	JPMorgan Chase & Co.	2.069%	6/1/29	325	300
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	370	364
	JPMorgan Chase & Co.	5.299%	7/24/29	510	520
	JPMorgan Chase & Co.	6.087%	10/23/29	470	491
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	385	381
	JPMorgan Chase & Co.	5.012%	1/23/30	395	399
	JPMorgan Chase & Co.	5.581%	4/22/30	435	448
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	440	422
	JPMorgan Chase & Co.	4.565%	6/14/30	302	300
	JPMorgan Chase & Co.	4.995%	7/22/30	726	733
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	755	691
	JPMorgan Chase & Co.	4.603%	10/22/30	400	397
	JPMorgan Chase & Co.	5.140%	1/24/31	395	401
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	710	701
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	465	417
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	510	463
	JPMorgan Chase & Co.	1.764%	11/19/31	335	284
	JPMorgan Chase & Co.	1.953%	2/4/32	565	480
	JPMorgan Chase & Co.	2.580%	4/22/32	620	544
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.545%	11/8/32	505	437
	JPMorgan Chase & Co.	2.963%	1/25/33	760	671
	JPMorgan Chase & Co.	4.586%	4/26/33	555	542
	JPMorgan Chase & Co.	4.912%	7/25/33	870	866
	JPMorgan Chase & Co.	5.717%	9/14/33	575	594
	JPMorgan Chase & Co.	5.350%	6/1/34	835	849
	JPMorgan Chase & Co.	6.254%	10/23/34	570	614
	JPMorgan Chase & Co.	5.336%	1/23/35	800	811
	JPMorgan Chase & Co.	5.766%	4/22/35	500	522
	JPMorgan Chase & Co.	5.294%	7/22/35	712	718
	JPMorgan Chase & Co.	4.946%	10/22/35	725	713
	JPMorgan Chase & Co.	5.502%	1/24/36	570	585
	JPMorgan Chase & Co.	6.400%	5/15/38	682	761
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	500	435
	JPMorgan Chase & Co.	5.500%	10/15/40	540	552
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	325	248
	JPMorgan Chase & Co.	5.600%	7/15/41	330	340
	JPMorgan Chase & Co.	2.525%	11/19/41	325	227
	JPMorgan Chase & Co.	5.400%	1/6/42	540	546
	JPMorgan Chase & Co.	3.157%	4/22/42	345	260
	JPMorgan Chase & Co.	5.625%	8/16/43	320	325
	JPMorgan Chase & Co.	4.850%	2/1/44	451	423
	JPMorgan Chase & Co.	4.950%	6/1/45	385	357
	JPMorgan Chase & Co.	5.534%	11/29/45	490	492
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	410	348
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	375	306
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	635	512
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	570	454
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	457	312
	JPMorgan Chase & Co.	3.328%	4/22/52	625	445
	JPMorgan Chase Bank NA	5.110%	12/8/26	450	456
[1]	KeyBank NA	5.850%	11/15/27	180	185
[1]	KeyBank NA	4.900%	8/8/32	100	97
	KeyBank NA	5.000%	1/26/33	180	177
[1]	KeyCorp	2.250%	4/6/27	80	76
[1]	KeyCorp	4.100%	4/30/28	235	231
[1]	KeyCorp	2.550%	10/1/29	155	140
[1,3]	KeyCorp	5.121%	4/4/31	120	121
[1]	KeyCorp	4.789%	6/1/33	230	221
	KeyCorp	6.401%	3/6/35	130	139
	Lloyds Banking Group plc	4.650%	3/24/26	275	275
	Lloyds Banking Group plc	3.750%	1/11/27	175	172
	Lloyds Banking Group plc	1.627%	5/11/27	465	449
	Lloyds Banking Group plc	5.985%	8/7/27	265	270
	Lloyds Banking Group plc	5.462%	1/5/28	175	177
	Lloyds Banking Group plc	3.750%	3/18/28	101	99
	Lloyds Banking Group plc	4.375%	3/22/28	280	277
	Lloyds Banking Group plc	4.550%	8/16/28	175	174
[1]	Lloyds Banking Group plc	3.574%	11/7/28	360	349
	Lloyds Banking Group plc	5.087%	11/26/28	200	201
	Lloyds Banking Group plc	5.871%	3/6/29	380	391
	Lloyds Banking Group plc	5.721%	6/5/30	230	237
	Lloyds Banking Group plc	4.976%	8/11/33	295	291
	Lloyds Banking Group plc	7.953%	11/15/33	450	515
	Lloyds Banking Group plc	5.679%	1/5/35	345	352
	Lloyds Banking Group plc	5.590%	11/26/35	200	203
	Lloyds Banking Group plc	5.300%	12/1/45	80	75
	Lloyds Banking Group plc	3.369%	12/14/46	250	182
	Lloyds Banking Group plc	4.344%	1/9/48	225	181
	LPL Holdings Inc.	6.750%	11/17/28	130	138
	M&T Bank Corp.	7.413%	10/30/29	325	352
	M&T Bank Corp.	6.082%	3/13/32	240	250
	M&T Bank Corp.	5.053%	1/27/34	255	250
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	305	306
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	140	140
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	230	228
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	145	145
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	185	163
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	175	175
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	380	378
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	235	217
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	175	181
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	225	222
	Mastercard Inc.	2.950%	11/21/26	100	98
	Mastercard Inc.	3.300%	3/26/27	180	177
	Mastercard Inc.	4.100%	1/15/28	100	100
	Mastercard Inc.	4.875%	3/9/28	200	203
	Mastercard Inc.	2.950%	6/1/29	141	133
	Mastercard Inc.	3.350%	3/26/30	275	260
	Mastercard Inc.	2.000%	11/18/31	110	94
	Mastercard Inc.	4.350%	1/15/32	252	247
	Mastercard Inc.	4.850%	3/9/33	40	40
	Mastercard Inc.	4.875%	5/9/34	160	160
	Mastercard Inc.	4.550%	1/15/35	196	191
	Mastercard Inc.	3.650%	6/1/49	245	190
	Mastercard Inc.	3.850%	3/26/50	365	293
	MetLife Inc.	4.550%	3/23/30	290	290
	MetLife Inc.	5.375%	7/15/33	125	129
	MetLife Inc.	6.375%	6/15/34	35	38
	MetLife Inc.	5.300%	12/15/34	140	143
	MetLife Inc.	5.700%	6/15/35	250	263
[1]	MetLife Inc.	6.400%	12/15/36	295	306
	MetLife Inc.	5.875%	2/6/41	230	241
	MetLife Inc.	4.125%	8/13/42	80	69
	MetLife Inc.	4.875%	11/13/43	210	196
	MetLife Inc.	4.050%	3/1/45	420	348
	MetLife Inc.	4.600%	5/13/46	80	72
	MetLife Inc.	5.000%	7/15/52	235	219
	MetLife Inc.	5.250%	1/15/54	145	141
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	465	462
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	244
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	100	99
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	470	451
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	150	146
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	245	234
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	520	499
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	320	315
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	115	114
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	255	257
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	197
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	185	188
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	130	133
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	355	345
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	350	329
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	300	271
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	320	279
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	255	259
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	365	313
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	300	259
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	150	131
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	480	484
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	123
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	170	175
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	245	252
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	285	290
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	100	103
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	190	164
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	189
	Mizuho Financial Group Inc.	1.234%	5/22/27	255	245
	Mizuho Financial Group Inc.	1.554%	7/9/27	220	211
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	131
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	261
	Mizuho Financial Group Inc.	5.414%	9/13/28	85	87
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/29	270	279
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	390	384
	Mizuho Financial Group Inc.	5.376%	5/26/30	45	46
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	122
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	245	214
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	160	137
	Mizuho Financial Group Inc.	2.564%	9/13/31	131	113
	Mizuho Financial Group Inc.	5.669%	9/13/33	345	358
	Mizuho Financial Group Inc.	5.754%	5/27/34	300	312
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	156
	Mizuho Financial Group Inc.	5.579%	5/26/35	150	155
[1]	Morgan Stanley	3.125%	7/27/26	606	595
[1]	Morgan Stanley	4.350%	9/8/26	515	513
	Morgan Stanley	3.625%	1/20/27	716	707
	Morgan Stanley	3.950%	4/23/27	395	390
	Morgan Stanley	1.593%	5/4/27	725	700
[1]	Morgan Stanley	1.512%	7/20/27	585	561
	Morgan Stanley	2.475%	1/21/28	525	505
[1]	Morgan Stanley	5.652%	4/13/28	260	265
	Morgan Stanley	4.210%	4/20/28	485	480
[1]	Morgan Stanley	3.591%	7/22/28	480	467
	Morgan Stanley	6.296%	10/18/28	335	348
[1]	Morgan Stanley	3.772%	1/24/29	560	546
	Morgan Stanley	5.123%	2/1/29	410	415
[1]	Morgan Stanley	5.164%	4/20/29	445	451
	Morgan Stanley	5.449%	7/20/29	385	394
	Morgan Stanley	6.407%	11/1/29	400	422
	Morgan Stanley	5.173%	1/16/30	700	709
[1]	Morgan Stanley	4.431%	1/23/30	725	715
	Morgan Stanley	5.656%	4/18/30	520	535
	Morgan Stanley	5.042%	7/19/30	700	705
	Morgan Stanley	4.654%	10/18/30	940	932
	Morgan Stanley	5.230%	1/15/31	165	168
[1]	Morgan Stanley	2.699%	1/22/31	855	774
[1]	Morgan Stanley	3.622%	4/1/31	445	420
[1]	Morgan Stanley	1.794%	2/13/32	375	314
	Morgan Stanley	7.250%	4/1/32	260	297
[1]	Morgan Stanley	1.928%	4/28/32	310	260
[1]	Morgan Stanley	2.239%	7/21/32	595	506
[1]	Morgan Stanley	2.511%	10/20/32	750	645
	Morgan Stanley	2.943%	1/21/33	385	338
	Morgan Stanley	4.889%	7/20/33	300	296
	Morgan Stanley	6.342%	10/18/33	720	775
[1]	Morgan Stanley	5.250%	4/21/34	475	477
[1]	Morgan Stanley	5.424%	7/21/34	340	345
	Morgan Stanley	6.627%	11/1/34	370	405
	Morgan Stanley	5.466%	1/18/35	530	539
	Morgan Stanley	5.831%	4/19/35	665	692
	Morgan Stanley	5.320%	7/19/35	1,075	1,081
	Morgan Stanley	5.587%	1/18/36	750	769
	Morgan Stanley	2.484%	9/16/36	615	511
	Morgan Stanley	5.297%	4/20/37	400	395
	Morgan Stanley	5.948%	1/19/38	470	479
[1]	Morgan Stanley	3.971%	7/22/38	600	523
	Morgan Stanley	5.942%	2/7/39	495	504
[1]	Morgan Stanley	4.457%	4/22/39	390	362
	Morgan Stanley	3.217%	4/22/42	380	289
	Morgan Stanley	6.375%	7/24/42	440	485
	Morgan Stanley	4.300%	1/27/45	740	635
[1]	Morgan Stanley	4.375%	1/22/47	345	297
[1]	Morgan Stanley	5.597%	3/24/51	385	389
[1]	Morgan Stanley	2.802%	1/25/52	330	209
	Morgan Stanley	5.516%	11/19/55	665	664
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	545	547
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	450	460
	Morgan Stanley Bank NA	4.447%	10/15/27	440	439
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	400	403
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	425	432
[1]	Morgan Stanley Bank NA	4.968%	7/14/28	540	544
	Morgan Stanley Bank NA	5.016%	1/12/29	95	96
	Nasdaq Inc.	5.350%	6/28/28	344	352
	Nasdaq Inc.	5.550%	2/15/34	262	271
	Nasdaq Inc.	5.950%	8/15/53	145	151
	Nasdaq Inc.	6.100%	6/28/63	155	161
[1]	National Australia Bank Ltd.	2.500%	7/12/26	85	83
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	3.905%	6/9/27	40	40
	National Australia Bank Ltd.	5.087%	6/11/27	475	483
	National Australia Bank Ltd.	4.944%	1/12/28	410	417
	National Australia Bank Ltd.	4.787%	1/10/29	260	264
	National Australia Bank Ltd.	4.901%	1/14/30	250	255
	National Bank of Canada	5.600%	12/18/28	265	274
	National Bank of Canada	4.500%	10/10/29	500	493
	NatWest Group plc	4.800%	4/5/26	335	336
	NatWest Group plc	7.472%	11/10/26	185	188
	NatWest Group plc	5.847%	3/2/27	135	137
	NatWest Group plc	1.642%	6/14/27	120	115
	NatWest Group plc	5.583%	3/1/28	225	229
[1]	NatWest Group plc	3.073%	5/22/28	310	299
	NatWest Group plc	5.516%	9/30/28	140	142
[1]	NatWest Group plc	4.892%	5/18/29	305	306
	NatWest Group plc	5.808%	9/13/29	210	217
[1]	NatWest Group plc	5.076%	1/27/30	560	564
[1]	NatWest Group plc	4.445%	5/8/30	255	250
	NatWest Group plc	4.964%	8/15/30	255	255
	NatWest Group plc	6.016%	3/2/34	215	225
	NatWest Group plc	6.475%	6/1/34	260	271
	NatWest Group plc	5.778%	3/1/35	335	344
[1]	NatWest Group plc	3.032%	11/28/35	130	115
	Nomura Holdings Inc.	1.653%	7/14/26	220	211
	Nomura Holdings Inc.	2.329%	1/22/27	235	225
	Nomura Holdings Inc.	6.070%	7/12/28	100	104
	Nomura Holdings Inc.	2.172%	7/14/28	160	147
	Nomura Holdings Inc.	3.103%	1/16/30	185	171
	Nomura Holdings Inc.	2.679%	7/16/30	140	125
	Nomura Holdings Inc.	2.608%	7/14/31	150	130
	Nomura Holdings Inc.	2.999%	1/22/32	305	268
	Nomura Holdings Inc.	6.181%	1/18/33	135	143
	Nomura Holdings Inc.	5.783%	7/3/34	210	217
	Northern Trust Corp.	1.950%	5/1/30	170	150
	Northern Trust Corp.	6.125%	11/2/32	185	199
	PayPal Holdings Inc.	2.650%	10/1/26	180	175
	PayPal Holdings Inc.	2.850%	10/1/29	500	465
	PayPal Holdings Inc.	2.300%	6/1/30	140	125
	PayPal Holdings Inc.	4.400%	6/1/32	405	395
	PayPal Holdings Inc.	5.150%	6/1/34	160	162
	PayPal Holdings Inc.	3.250%	6/1/50	270	187
	PayPal Holdings Inc.	5.050%	6/1/52	195	183
[1]	PNC Bank NA	3.100%	10/25/27	140	135
[1]	PNC Bank NA	4.050%	7/26/28	450	440
[1]	PNC Bank NA	2.700%	10/22/29	195	178
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	215
	PNC Financial Services Group Inc.	3.150%	5/19/27	236	229
	PNC Financial Services Group Inc.	5.102%	7/23/27	380	383
	PNC Financial Services Group Inc.	6.615%	10/20/27	462	477
	PNC Financial Services Group Inc.	5.300%	1/21/28	135	137
	PNC Financial Services Group Inc.	5.354%	12/2/28	380	387
	PNC Financial Services Group Inc.	3.450%	4/23/29	360	345
	PNC Financial Services Group Inc.	5.582%	6/12/29	715	735
	PNC Financial Services Group Inc.	2.550%	1/22/30	430	389
	PNC Financial Services Group Inc.	5.492%	5/14/30	500	513
	PNC Financial Services Group Inc.	5.222%	1/29/31	125	127
	PNC Financial Services Group Inc.	2.307%	4/23/32	370	318
	PNC Financial Services Group Inc.	4.812%	10/21/32	505	500
	PNC Financial Services Group Inc.	4.626%	6/6/33	155	148
	PNC Financial Services Group Inc.	6.037%	10/28/33	345	364
	PNC Financial Services Group Inc.	5.068%	1/24/34	260	259
	PNC Financial Services Group Inc.	5.939%	8/18/34	190	199
	PNC Financial Services Group Inc.	6.875%	10/20/34	425	472
	PNC Financial Services Group Inc.	5.676%	1/22/35	235	242
	PNC Financial Services Group Inc.	5.401%	7/23/35	225	227
	PNC Financial Services Group Inc.	5.575%	1/29/36	425	435
	Progressive Corp.	4.125%	4/15/47	140	116
[1]	Prudential Financial Inc.	5.700%	12/14/36	175	185
[1]	Prudential Financial Inc.	4.600%	5/15/44	90	81
[1]	Prudential Financial Inc.	5.375%	5/15/45	66	66
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	49
	Prudential Financial Inc.	3.905%	12/7/47	190	150
[1]	Prudential Financial Inc.	5.700%	9/15/48	205	205
	Prudential Financial Inc.	3.935%	12/7/49	220	172
[1]	Prudential Financial Inc.	4.350%	2/25/50	220	185
[1]	Prudential Financial Inc.	3.700%	10/1/50	185	166
[1]	Prudential Financial Inc.	3.700%	3/13/51	320	241
	Prudential Financial Inc.	5.125%	3/1/52	310	295
	Prudential Financial Inc.	6.000%	9/1/52	155	155
	Prudential Financial Inc.	6.500%	3/15/54	280	287
	Prudential Funding Asia plc	3.125%	4/14/30	235	218
	Raymond James Financial Inc.	4.950%	7/15/46	135	124
	Raymond James Financial Inc.	3.750%	4/1/51	170	126
	Regions Financial Corp.	5.722%	6/6/30	123	126
	Regions Financial Corp.	5.502%	9/6/35	255	254
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	145	149
	Royal Bank of Canada	1.200%	4/27/26	310	299
[1]	Royal Bank of Canada	1.150%	7/14/26	265	254
[1]	Royal Bank of Canada	5.200%	7/20/26	155	157
[1]	Royal Bank of Canada	1.400%	11/2/26	184	175
[1]	Royal Bank of Canada	4.875%	1/19/27	165	166
	Royal Bank of Canada	3.625%	5/4/27	255	251
[1]	Royal Bank of Canada	5.069%	7/23/27	310	312
[1]	Royal Bank of Canada	4.240%	8/3/27	500	498
[1]	Royal Bank of Canada	4.510%	10/18/27	200	200
[1]	Royal Bank of Canada	6.000%	11/1/27	285	296
[1]	Royal Bank of Canada	4.900%	1/12/28	415	420
[1]	Royal Bank of Canada	5.200%	8/1/28	135	138
[1]	Royal Bank of Canada	4.522%	10/18/28	105	105
[1]	Royal Bank of Canada	4.965%	1/24/29	205	207
[1]	Royal Bank of Canada	4.950%	2/1/29	140	142
[1]	Royal Bank of Canada	4.969%	8/2/30	315	317
[1]	Royal Bank of Canada	4.650%	10/18/30	375	372
[1]	Royal Bank of Canada	5.153%	2/4/31	455	461
[1]	Royal Bank of Canada	2.300%	11/3/31	450	387
	Royal Bank of Canada	3.875%	5/4/32	205	193
[1]	Royal Bank of Canada	5.000%	2/1/33	285	286
[1]	Royal Bank of Canada	5.000%	5/2/33	105	105
[1]	Royal Bank of Canada	5.150%	2/1/34	265	268
	Santander Holdings USA Inc.	3.244%	10/5/26	155	151
	Santander Holdings USA Inc.	4.400%	7/13/27	150	149
	Santander Holdings USA Inc.	2.490%	1/6/28	285	273
	Santander Holdings USA Inc.	6.499%	3/9/29	360	374
	Santander Holdings USA Inc.	6.174%	1/9/30	190	197
	Santander Holdings USA Inc.	5.353%	9/6/30	90	90
	Santander Holdings USA Inc.	6.342%	5/31/35	275	286
	Santander UK Group Holdings plc	6.833%	11/21/26	220	223
	Santander UK Group Holdings plc	1.673%	6/14/27	395	379
	Santander UK Group Holdings plc	2.469%	1/11/28	270	258
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	445	433
	Santander UK Group Holdings plc	6.534%	1/10/29	150	156
	Santander UK Group Holdings plc	4.858%	9/11/30	300	297
	Santander UK Group Holdings plc	5.694%	4/15/31	35	36
	State Street Bank & Trust Co.	4.594%	11/25/26	85	86
	State Street Corp.	5.272%	8/3/26	395	400
	State Street Corp.	4.993%	3/18/27	185	187
	State Street Corp.	4.536%	2/28/28	400	401
	State Street Corp.	4.530%	2/20/29	195	195
	State Street Corp.	5.684%	11/21/29	325	337
	State Street Corp.	2.400%	1/24/30	356	324
	State Street Corp.	2.200%	3/3/31	175	152
	State Street Corp.	4.164%	8/4/33	162	154
	State Street Corp.	4.821%	1/26/34	75	74
	State Street Corp.	5.159%	5/18/34	110	111
	State Street Corp.	5.146%	2/28/36	210	211
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	300	298
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	100	102
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	470	459
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	615	587
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	230	225
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	230	226
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	195
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	285	277
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	270	277
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	185	180
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	335	347
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	83
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	375	388
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	340	310
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	50	51
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	560	522
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	280	291
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	200	183
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	200	204
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	425	371
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	280	243
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	200	206
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	226	192
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	200	205
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	285	298
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	105	111
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	425	439
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	390	290
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	208	228
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	170	177
	Synchrony Financial	3.950%	12/1/27	430	419
	Synchrony Financial	5.935%	8/2/30	100	102
	Synchrony Financial	2.875%	10/28/31	120	102
[1]	Toronto-Dominion Bank	1.200%	6/3/26	255	245
[1]	Toronto-Dominion Bank	5.532%	7/17/26	640	649
[1]	Toronto-Dominion Bank	1.250%	9/10/26	430	410
	Toronto-Dominion Bank	4.568%	12/17/26	60	60
[1]	Toronto-Dominion Bank	1.950%	1/12/27	295	282
[1]	Toronto-Dominion Bank	2.800%	3/10/27	335	324
[1]	Toronto-Dominion Bank	4.980%	4/5/27	310	313
	Toronto-Dominion Bank	4.108%	6/8/27	600	595
[1]	Toronto-Dominion Bank	4.693%	9/15/27	235	236
	Toronto-Dominion Bank	5.156%	1/10/28	188	191
	Toronto-Dominion Bank	4.861%	1/31/28	92	93
[1]	Toronto-Dominion Bank	5.523%	7/17/28	160	164
[1]	Toronto-Dominion Bank	4.994%	4/5/29	220	222
	Toronto-Dominion Bank	4.783%	12/17/29	220	220
[1]	Toronto-Dominion Bank	2.000%	9/10/31	225	191
[1]	Toronto-Dominion Bank	3.625%	9/15/31	395	386
	Toronto-Dominion Bank	5.298%	1/30/32	105	107
[1]	Toronto-Dominion Bank	3.200%	3/10/32	320	286
	Toronto-Dominion Bank	4.456%	6/8/32	395	382
	Toronto-Dominion Bank	5.146%	9/10/34	100	99
[1]	Travelers Cos. Inc.	6.250%	6/15/37	200	220
	Travelers Cos. Inc.	5.350%	11/1/40	110	111
	Travelers Cos. Inc.	3.050%	6/8/51	190	129
	Travelers Cos. Inc.	5.450%	5/25/53	380	382
[1]	Truist Bank	3.300%	5/15/26	200	197
[1]	Truist Bank	3.800%	10/30/26	195	193
[1]	Truist Bank	2.250%	3/11/30	210	185
[1]	Truist Financial Corp.	1.267%	3/2/27	260	252
[1]	Truist Financial Corp.	6.047%	6/8/27	585	595
[1]	Truist Financial Corp.	4.123%	6/6/28	125	124
[1]	Truist Financial Corp.	4.873%	1/26/29	305	306
[1]	Truist Financial Corp.	1.887%	6/7/29	620	566
[1]	Truist Financial Corp.	7.161%	10/30/29	625	673
[1]	Truist Financial Corp.	5.435%	1/24/30	330	337
[1]	Truist Financial Corp.	1.950%	6/5/30	140	122
[1]	Truist Financial Corp.	5.153%	8/5/32	510	512
[1]	Truist Financial Corp.	4.916%	7/28/33	265	255
[1]	Truist Financial Corp.	6.123%	10/28/33	405	429
[1]	Truist Financial Corp.	5.122%	1/26/34	130	129
[1]	Truist Financial Corp.	5.867%	6/8/34	95	99
[1]	Truist Financial Corp.	5.711%	1/24/35	275	282
	UBS AG	1.250%	6/1/26	330	318
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS AG	1.250%	8/7/26	345	330
	UBS AG	5.000%	7/9/27	300	303
	UBS AG	4.864%	1/10/28	250	251
	UBS AG	7.500%	2/15/28	409	442
	UBS AG	5.650%	9/11/28	200	207
	UBS AG	4.500%	6/26/48	350	305
	UBS Group AG	4.550%	4/17/26	410	410
	UBS Group AG	4.875%	5/15/45	330	301
[1]	US Bancorp	3.100%	4/27/26	225	221
[1]	US Bancorp	2.375%	7/22/26	155	151
[1]	US Bancorp	3.150%	4/27/27	255	248
	US Bancorp	6.787%	10/26/27	25	26
[1]	US Bancorp	2.215%	1/27/28	215	206
[1]	US Bancorp	3.900%	4/26/28	190	186
[1]	US Bancorp	4.548%	7/22/28	275	274
	US Bancorp	4.653%	2/1/29	225	225
	US Bancorp	5.775%	6/12/29	440	454
[1]	US Bancorp	3.000%	7/30/29	285	265
	US Bancorp	5.384%	1/23/30	275	281
[1]	US Bancorp	1.375%	7/22/30	273	230
	US Bancorp	5.100%	7/23/30	440	445
	US Bancorp	5.046%	2/12/31	100	101
[1]	US Bancorp	2.677%	1/27/33	315	271
[1]	US Bancorp	4.967%	7/22/33	250	244
	US Bancorp	5.850%	10/21/33	475	495
	US Bancorp	4.839%	2/1/34	345	336
	US Bancorp	5.836%	6/12/34	245	254
	US Bancorp	5.678%	1/23/35	455	468
	US Bancorp	5.424%	2/12/36	100	101
	US Bancorp	2.491%	11/3/36	555	460
	Visa Inc.	1.900%	4/15/27	540	515
	Visa Inc.	2.750%	9/15/27	275	265
	Visa Inc.	2.050%	4/15/30	275	246
	Visa Inc.	1.100%	2/15/31	250	207
	Visa Inc.	4.150%	12/14/35	350	332
	Visa Inc.	2.700%	4/15/40	140	106
	Visa Inc.	4.300%	12/14/45	530	469
	Visa Inc.	3.650%	9/15/47	200	158
	Visa Inc.	2.000%	8/15/50	190	106
	Wachovia Corp.	5.500%	8/1/35	270	275
	Wells Fargo & Co.	3.000%	4/22/26	850	836
[1]	Wells Fargo & Co.	4.100%	6/3/26	410	407
	Wells Fargo & Co.	3.000%	10/23/26	635	620
[1]	Wells Fargo & Co.	3.196%	6/17/27	660	648
[1]	Wells Fargo & Co.	4.300%	7/22/27	650	646
[1]	Wells Fargo & Co.	4.900%	1/24/28	450	452
[1]	Wells Fargo & Co.	3.526%	3/24/28	720	704
[1]	Wells Fargo & Co.	5.707%	4/22/28	825	841
[1]	Wells Fargo & Co.	3.584%	5/22/28	440	429
[1]	Wells Fargo & Co.	2.393%	6/2/28	644	613
[1]	Wells Fargo & Co.	4.808%	7/25/28	455	456
[1]	Wells Fargo & Co.	4.150%	1/24/29	360	354
[1]	Wells Fargo & Co.	5.574%	7/25/29	715	732
	Wells Fargo & Co.	6.303%	10/23/29	555	583
	Wells Fargo & Co.	5.198%	1/23/30	680	689
[1]	Wells Fargo & Co.	2.879%	10/30/30	825	758
	Wells Fargo & Co.	5.244%	1/24/31	420	426
[1]	Wells Fargo & Co.	2.572%	2/11/31	550	495
[1]	Wells Fargo & Co.	4.478%	4/4/31	395	388
[1]	Wells Fargo & Co.	3.350%	3/2/33	805	722
[1]	Wells Fargo & Co.	4.897%	7/25/33	830	817
	Wells Fargo & Co.	5.389%	4/24/34	715	722
[1]	Wells Fargo & Co.	5.557%	7/25/34	720	734
	Wells Fargo & Co.	6.491%	10/23/34	550	596
	Wells Fargo & Co.	5.499%	1/23/35	705	717
	Wells Fargo & Co.	5.211%	12/3/35	465	464
[1]	Wells Fargo & Co.	3.068%	4/30/41	745	564
	Wells Fargo & Co.	5.375%	11/2/43	320	308
	Wells Fargo & Co.	5.606%	1/15/44	510	504
[1]	Wells Fargo & Co.	4.650%	11/4/44	405	352
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.900%	5/1/45	545	437
[1]	Wells Fargo & Co.	4.900%	11/17/45	400	358
[1]	Wells Fargo & Co.	4.400%	6/14/46	440	367
[1]	Wells Fargo & Co.	4.750%	12/7/46	375	326
[1]	Wells Fargo & Co.	5.013%	4/4/51	1,325	1,219
[1]	Wells Fargo & Co.	4.611%	4/25/53	885	769
[1]	Wells Fargo Bank NA	5.450%	8/7/26	590	599
	Wells Fargo Bank NA	5.254%	12/11/26	475	482
[1]	Wells Fargo Bank NA	5.850%	2/1/37	265	277
[1]	Wells Fargo Bank NA	6.600%	1/15/38	245	272
	Westpac Banking Corp.	2.850%	5/13/26	240	236
	Westpac Banking Corp.	1.150%	6/3/26	300	289
	Westpac Banking Corp.	2.700%	8/19/26	190	186
[1]	Westpac Banking Corp.	4.600%	10/20/26	140	141
	Westpac Banking Corp.	3.350%	3/8/27	200	196
	Westpac Banking Corp.	4.043%	8/26/27	170	169
	Westpac Banking Corp.	5.457%	11/18/27	225	231
	Westpac Banking Corp.	3.400%	1/25/28	275	268
	Westpac Banking Corp.	5.535%	11/17/28	230	239
	Westpac Banking Corp.	1.953%	11/20/28	425	390
	Westpac Banking Corp.	5.050%	4/16/29	40	41
	Westpac Banking Corp.	2.150%	6/3/31	280	243
[1]	Westpac Banking Corp.	4.322%	11/23/31	345	342
	Westpac Banking Corp.	5.405%	8/10/33	450	451
	Westpac Banking Corp.	6.820%	11/17/33	80	88
	Westpac Banking Corp.	4.110%	7/24/34	405	389
	Westpac Banking Corp.	2.668%	11/15/35	375	327
[1]	Westpac Banking Corp.	5.618%	11/20/35	270	271
	Westpac Banking Corp.	3.020%	11/18/36	280	244
	Westpac Banking Corp.	4.421%	7/24/39	165	151
	Westpac Banking Corp.	2.963%	11/16/40	100	74
	Westpac Banking Corp.	3.133%	11/18/41	180	133
	Willis North America Inc.	4.650%	6/15/27	265	265
	Willis North America Inc.	5.350%	5/15/33	80	81
	Willis North America Inc.	5.900%	3/5/54	130	131
					365,643
Health Care (15.0%)
	Abbott Laboratories	3.750%	11/30/26	395	392
	Abbott Laboratories	4.750%	11/30/36	440	436
	Abbott Laboratories	4.900%	11/30/46	515	494
	AbbVie Inc.	3.200%	5/14/26	395	390
	AbbVie Inc.	2.950%	11/21/26	699	683
	AbbVie Inc.	4.800%	3/15/27	380	383
	AbbVie Inc.	4.650%	3/15/28	210	211
	AbbVie Inc.	4.250%	11/14/28	445	443
	AbbVie Inc.	4.800%	3/15/29	785	793
	AbbVie Inc.	3.200%	11/21/29	1,160	1,092
	AbbVie Inc.	4.875%	3/15/30	210	213
	AbbVie Inc.	4.950%	3/15/31	470	477
	AbbVie Inc.	5.050%	3/15/34	675	682
	AbbVie Inc.	4.550%	3/15/35	335	324
	AbbVie Inc.	5.200%	3/15/35	210	214
	AbbVie Inc.	4.500%	5/14/35	575	554
	AbbVie Inc.	4.300%	5/14/36	145	136
	AbbVie Inc.	4.050%	11/21/39	720	638
	AbbVie Inc.	4.400%	11/6/42	610	547
	AbbVie Inc.	4.850%	6/15/44	480	451
	AbbVie Inc.	4.750%	3/15/45	425	395
	AbbVie Inc.	4.700%	5/14/45	750	687
	AbbVie Inc.	4.450%	5/14/46	705	623
	AbbVie Inc.	4.875%	11/14/48	275	256
	AbbVie Inc.	4.250%	11/21/49	1,125	954
	AbbVie Inc.	5.400%	3/15/54	510	514
	AbbVie Inc.	5.600%	3/15/55	200	207
	AbbVie Inc.	5.500%	3/15/64	302	303
	Aetna Inc.	6.625%	6/15/36	90	97
	Agilent Technologies Inc.	2.300%	3/12/31	145	126
	Amgen Inc.	5.507%	3/2/26	80	80
	Amgen Inc.	2.600%	8/19/26	380	370
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.200%	2/21/27	360	345
	Amgen Inc.	3.200%	11/2/27	115	111
	Amgen Inc.	5.150%	3/2/28	980	996
	Amgen Inc.	1.650%	8/15/28	325	296
	Amgen Inc.	3.000%	2/22/29	105	99
	Amgen Inc.	4.050%	8/18/29	415	405
	Amgen Inc.	2.450%	2/21/30	470	423
	Amgen Inc.	5.250%	3/2/30	695	711
	Amgen Inc.	2.300%	2/25/31	260	226
	Amgen Inc.	2.000%	1/15/32	175	146
	Amgen Inc.	3.350%	2/22/32	210	191
	Amgen Inc.	4.200%	3/1/33	145	137
	Amgen Inc.	5.250%	3/2/33	900	914
	Amgen Inc.	3.150%	2/21/40	430	332
	Amgen Inc.	2.800%	8/15/41	150	109
	Amgen Inc.	5.600%	3/2/43	440	443
	Amgen Inc.	4.400%	5/1/45	451	388
	Amgen Inc.	4.563%	6/15/48	410	354
	Amgen Inc.	3.375%	2/21/50	395	284
	Amgen Inc.	4.663%	6/15/51	640	558
	Amgen Inc.	3.000%	1/15/52	185	122
	Amgen Inc.	4.200%	2/22/52	310	249
	Amgen Inc.	4.875%	3/1/53	170	152
	Amgen Inc.	5.650%	3/2/53	820	824
	Amgen Inc.	2.770%	9/1/53	290	176
	Amgen Inc.	4.400%	2/22/62	240	194
	Amgen Inc.	5.750%	3/2/63	495	496
[1]	Ascension Health	2.532%	11/15/29	60	55
	Baxalta Inc.	4.000%	6/23/25	215	214
	Becton Dickinson & Co.	3.700%	6/6/27	289	284
	Becton Dickinson & Co.	4.693%	2/13/28	170	171
	Becton Dickinson & Co.	2.823%	5/20/30	255	232
	Becton Dickinson & Co.	1.957%	2/11/31	220	188
	Becton Dickinson & Co.	4.685%	12/15/44	175	155
	Becton Dickinson & Co.	4.669%	6/6/47	300	264
	Biogen Inc.	2.250%	5/1/30	520	458
	Biogen Inc.	5.200%	9/15/45	160	148
	Biogen Inc.	3.150%	5/1/50	220	142
	Boston Scientific Corp.	2.650%	6/1/30	320	291
	Bristol-Myers Squibb Co.	3.200%	6/15/26	602	594
	Bristol-Myers Squibb Co.	4.900%	2/22/27	240	243
	Bristol-Myers Squibb Co.	1.125%	11/13/27	225	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	270	267
	Bristol-Myers Squibb Co.	4.900%	2/22/29	275	279
	Bristol-Myers Squibb Co.	3.400%	7/26/29	507	485
	Bristol-Myers Squibb Co.	1.450%	11/13/30	155	131
	Bristol-Myers Squibb Co.	5.750%	2/1/31	215	227
	Bristol-Myers Squibb Co.	5.100%	2/22/31	200	205
	Bristol-Myers Squibb Co.	2.950%	3/15/32	235	209
	Bristol-Myers Squibb Co.	5.900%	11/15/33	170	182
	Bristol-Myers Squibb Co.	5.200%	2/22/34	530	540
	Bristol-Myers Squibb Co.	4.125%	6/15/39	620	551
	Bristol-Myers Squibb Co.	2.350%	11/13/40	85	59
	Bristol-Myers Squibb Co.	3.550%	3/15/42	410	326
	Bristol-Myers Squibb Co.	4.350%	11/15/47	300	256
	Bristol-Myers Squibb Co.	4.550%	2/20/48	307	269
	Bristol-Myers Squibb Co.	4.250%	10/26/49	595	495
	Bristol-Myers Squibb Co.	2.550%	11/13/50	285	171
	Bristol-Myers Squibb Co.	3.700%	3/15/52	455	342
	Bristol-Myers Squibb Co.	6.250%	11/15/53	440	482
	Bristol-Myers Squibb Co.	5.550%	2/22/54	535	537
	Bristol-Myers Squibb Co.	3.900%	3/15/62	235	174
	Bristol-Myers Squibb Co.	6.400%	11/15/63	180	200
	Bristol-Myers Squibb Co.	5.650%	2/22/64	330	331
	Cardinal Health Inc.	3.410%	6/15/27	160	156
	Cardinal Health Inc.	5.000%	11/15/29	125	126
	Cardinal Health Inc.	5.350%	11/15/34	210	211
	Cencora Inc.	3.450%	12/15/27	180	175
	Cencora Inc.	2.700%	3/15/31	225	200
	Centene Corp.	4.250%	12/15/27	625	609
28

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	2.450%	7/15/28	535	488
	Centene Corp.	4.625%	12/15/29	580	557
	Centene Corp.	3.375%	2/15/30	470	425
	Centene Corp.	3.000%	10/15/30	370	324
	Centene Corp.	2.500%	3/1/31	430	363
	Centene Corp.	2.625%	8/1/31	320	270
[1]	Cigna Group	3.400%	3/1/27	300	294
	Cigna Group	4.375%	10/15/28	620	615
	Cigna Group	5.000%	5/15/29	430	435
	Cigna Group	2.400%	3/15/30	340	304
	Cigna Group	2.375%	3/15/31	255	222
	Cigna Group	5.125%	5/15/31	325	329
	Cigna Group	5.400%	3/15/33	165	168
	Cigna Group	5.250%	2/15/34	200	202
	Cigna Group	4.800%	8/15/38	350	328
	Cigna Group	3.200%	3/15/40	125	95
[1]	Cigna Group	4.800%	7/15/46	205	180
[1]	Cigna Group	3.875%	10/15/47	425	322
	Cigna Group	4.900%	12/15/48	724	639
	Cigna Group	3.400%	3/15/50	165	113
	Cigna Group	3.400%	3/15/51	225	153
	Cigna Group	5.600%	2/15/54	316	306
	CommonSpirit Health	5.205%	12/1/31	250	254
[1]	CommonSpirit Health	4.350%	11/1/42	55	47
	CommonSpirit Health	4.187%	10/1/49	350	285
	CVS Health Corp.	2.875%	6/1/26	382	374
	CVS Health Corp.	3.000%	8/15/26	210	205
	CVS Health Corp.	3.625%	4/1/27	290	284
	CVS Health Corp.	1.300%	8/21/27	565	519
	CVS Health Corp.	4.300%	3/25/28	900	886
	CVS Health Corp.	5.000%	1/30/29	115	115
	CVS Health Corp.	5.400%	6/1/29	450	458
	CVS Health Corp.	3.250%	8/15/29	415	387
	CVS Health Corp.	5.125%	2/21/30	340	341
	CVS Health Corp.	3.750%	4/1/30	365	344
	CVS Health Corp.	1.750%	8/21/30	240	203
	CVS Health Corp.	5.250%	1/30/31	105	106
	CVS Health Corp.	1.875%	2/28/31	260	216
	CVS Health Corp.	2.125%	9/15/31	160	133
	CVS Health Corp.	5.250%	2/21/33	525	520
	CVS Health Corp.	5.300%	6/1/33	500	496
	CVS Health Corp.	5.700%	6/1/34	145	148
	CVS Health Corp.	4.780%	3/25/38	1,142	1,036
	CVS Health Corp.	4.125%	4/1/40	75	61
	CVS Health Corp.	5.300%	12/5/43	180	164
	CVS Health Corp.	6.000%	6/1/44	170	168
	CVS Health Corp.	5.125%	7/20/45	875	773
	CVS Health Corp.	5.050%	3/25/48	1,350	1,171
	CVS Health Corp.	5.625%	2/21/53	245	227
	CVS Health Corp.	5.875%	6/1/53	265	255
	CVS Health Corp.	6.050%	6/1/54	185	183
	CVS Health Corp.	6.000%	6/1/63	185	177
	Danaher Corp.	2.600%	10/1/50	145	90
	Danaher Corp.	2.800%	12/10/51	190	121
	DH Europe Finance II Sarl	2.600%	11/15/29	145	133
	DH Europe Finance II Sarl	3.250%	11/15/39	200	160
	DH Europe Finance II Sarl	3.400%	11/15/49	140	102
	Elevance Health Inc.	1.500%	3/15/26	145	141
	Elevance Health Inc.	3.650%	12/1/27	267	261
	Elevance Health Inc.	4.101%	3/1/28	205	202
	Elevance Health Inc.	2.875%	9/15/29	160	148
	Elevance Health Inc.	4.750%	2/15/30	420	421
	Elevance Health Inc.	2.250%	5/15/30	135	120
	Elevance Health Inc.	2.550%	3/15/31	125	110
	Elevance Health Inc.	4.950%	11/1/31	135	135
	Elevance Health Inc.	4.750%	2/15/33	225	220
	Elevance Health Inc.	5.375%	6/15/34	235	238
	Elevance Health Inc.	5.200%	2/15/35	295	295
	Elevance Health Inc.	4.625%	5/15/42	180	160
	Elevance Health Inc.	4.650%	1/15/43	210	187
29

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	4.650%	8/15/44	145	128
Elevance Health Inc.	4.375%	12/1/47	315	262
Elevance Health Inc.	4.550%	3/1/48	160	136
Elevance Health Inc.	3.700%	9/15/49	125	92
Elevance Health Inc.	3.125%	5/15/50	335	221
Elevance Health Inc.	3.600%	3/15/51	260	186
Elevance Health Inc.	6.100%	10/15/52	170	177
Elevance Health Inc.	5.125%	2/15/53	210	192
Elevance Health Inc.	5.650%	6/15/54	105	103
Elevance Health Inc.	5.700%	2/15/55	405	400
Elevance Health Inc.	5.850%	11/1/64	135	134
Eli Lilly & Co.	4.150%	8/14/27	200	200
Eli Lilly & Co.	4.550%	2/12/28	200	202
Eli Lilly & Co.	4.500%	2/9/29	325	327
Eli Lilly & Co.	3.375%	3/15/29	122	118
Eli Lilly & Co.	4.200%	8/14/29	200	199
Eli Lilly & Co.	4.750%	2/12/30	200	203
Eli Lilly & Co.	4.900%	2/12/32	200	203
Eli Lilly & Co.	4.700%	2/9/34	250	248
Eli Lilly & Co.	4.600%	8/14/34	275	271
Eli Lilly & Co.	3.950%	3/15/49	190	155
Eli Lilly & Co.	2.250%	5/15/50	256	150
Eli Lilly & Co.	4.875%	2/27/53	250	234
Eli Lilly & Co.	5.000%	2/9/54	270	258
Eli Lilly & Co.	5.050%	8/14/54	185	178
Eli Lilly & Co.	2.500%	9/15/60	330	186
Eli Lilly & Co.	4.950%	2/27/63	195	182
Eli Lilly & Co.	5.100%	2/9/64	288	275
Eli Lilly & Co.	5.200%	8/14/64	470	455
GE HealthCare Technologies Inc.	5.650%	11/15/27	465	477
GE HealthCare Technologies Inc.	4.800%	8/14/29	200	200
GE HealthCare Technologies Inc.	5.857%	3/15/30	235	246
GE HealthCare Technologies Inc.	5.905%	11/22/32	260	275
GE HealthCare Technologies Inc.	6.377%	11/22/52	175	194
Gilead Sciences Inc.	3.650%	3/1/26	422	419
Gilead Sciences Inc.	2.950%	3/1/27	202	196
Gilead Sciences Inc.	1.200%	10/1/27	170	157
Gilead Sciences Inc.	4.800%	11/15/29	165	166
Gilead Sciences Inc.	1.650%	10/1/30	215	183
Gilead Sciences Inc.	5.250%	10/15/33	150	153
Gilead Sciences Inc.	5.100%	6/15/35	75	76
Gilead Sciences Inc.	4.600%	9/1/35	180	174
Gilead Sciences Inc.	4.000%	9/1/36	150	136
Gilead Sciences Inc.	2.600%	10/1/40	374	270
Gilead Sciences Inc.	5.650%	12/1/41	215	221
Gilead Sciences Inc.	4.800%	4/1/44	445	411
Gilead Sciences Inc.	4.500%	2/1/45	530	470
Gilead Sciences Inc.	4.750%	3/1/46	445	407
Gilead Sciences Inc.	4.150%	3/1/47	270	226
Gilead Sciences Inc.	2.800%	10/1/50	385	247
Gilead Sciences Inc.	5.550%	10/15/53	265	269
Gilead Sciences Inc.	5.500%	11/15/54	75	76
Gilead Sciences Inc.	5.600%	11/15/64	170	172
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	163
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	455	507
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	86
HCA Inc.	5.250%	6/15/26	325	326
HCA Inc.	4.500%	2/15/27	240	239
HCA Inc.	3.125%	3/15/27	215	209
HCA Inc.	5.200%	6/1/28	125	126
HCA Inc.	5.625%	9/1/28	300	306
HCA Inc.	5.875%	2/1/29	470	484
HCA Inc.	4.125%	6/15/29	465	451
HCA Inc.	5.250%	3/1/30	150	152
HCA Inc.	3.500%	9/1/30	680	631
HCA Inc.	5.450%	4/1/31	335	341
HCA Inc.	2.375%	7/15/31	150	128
HCA Inc.	5.500%	3/1/32	150	152
HCA Inc.	3.625%	3/15/32	470	425
HCA Inc.	5.500%	6/1/33	250	252
30

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.600%	4/1/34	265	267
HCA Inc.	5.450%	9/15/34	465	463
HCA Inc.	5.750%	3/1/35	310	316
HCA Inc.	5.125%	6/15/39	205	192
HCA Inc.	5.500%	6/15/47	310	291
HCA Inc.	5.250%	6/15/49	550	496
HCA Inc.	3.500%	7/15/51	295	199
HCA Inc.	4.625%	3/15/52	410	335
HCA Inc.	5.900%	6/1/53	290	283
HCA Inc.	6.000%	4/1/54	245	243
HCA Inc.	5.950%	9/15/54	175	172
HCA Inc.	6.200%	3/1/55	260	265
Humana Inc.	1.350%	2/3/27	190	178
Humana Inc.	3.700%	3/23/29	215	206
Humana Inc.	5.375%	4/15/31	35	35
Humana Inc.	2.150%	2/3/32	225	184
Humana Inc.	5.875%	3/1/33	195	200
Humana Inc.	5.950%	3/15/34	260	268
Humana Inc.	4.950%	10/1/44	188	164
Humana Inc.	5.500%	3/15/53	160	147
Humana Inc.	5.750%	4/15/54	170	162
Icon Investments Six DAC	5.849%	5/8/29	50	52
IQVIA Inc.	6.250%	2/1/29	490	512
Johnson & Johnson	4.500%	3/1/27	124	125
Johnson & Johnson	2.950%	3/3/27	270	264
Johnson & Johnson	0.950%	9/1/27	275	254
Johnson & Johnson	2.900%	1/15/28	255	247
Johnson & Johnson	4.550%	3/1/28	394	397
Johnson & Johnson	4.800%	6/1/29	85	87
Johnson & Johnson	4.700%	3/1/30	226	229
Johnson & Johnson	1.300%	9/1/30	300	256
Johnson & Johnson	4.900%	6/1/31	465	476
Johnson & Johnson	4.850%	3/1/32	256	260
Johnson & Johnson	4.375%	12/5/33	123	122
Johnson & Johnson	4.950%	6/1/34	175	179
Johnson & Johnson	5.000%	3/1/35	258	264
Johnson & Johnson	3.550%	3/1/36	235	211
Johnson & Johnson	3.625%	3/3/37	194	173
Johnson & Johnson	5.950%	8/15/37	140	154
Johnson & Johnson	3.400%	1/15/38	242	208
Johnson & Johnson	2.100%	9/1/40	130	90
Johnson & Johnson	3.700%	3/1/46	425	347
Johnson & Johnson	3.750%	3/3/47	235	191
Johnson & Johnson	3.500%	1/15/48	115	89
Johnson & Johnson	2.250%	9/1/50	340	202
Johnson & Johnson	5.250%	6/1/54	175	177
Johnson & Johnson	2.450%	9/1/60	275	155
Laboratory Corp. of America Holdings	4.800%	10/1/34	135	131
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	150
Merck & Co. Inc.	1.700%	6/10/27	385	364
Merck & Co. Inc.	1.900%	12/10/28	315	288
Merck & Co. Inc.	3.400%	3/7/29	265	256
Merck & Co. Inc.	1.450%	6/24/30	264	226
Merck & Co. Inc.	2.150%	12/10/31	540	463
Merck & Co. Inc.	4.500%	5/17/33	395	388
Merck & Co. Inc.	3.900%	3/7/39	230	201
Merck & Co. Inc.	2.350%	6/24/40	210	149
Merck & Co. Inc.	4.150%	5/18/43	190	164
Merck & Co. Inc.	4.900%	5/17/44	160	152
Merck & Co. Inc.	3.700%	2/10/45	445	357
Merck & Co. Inc.	4.000%	3/7/49	235	192
Merck & Co. Inc.	2.450%	6/24/50	375	226
Merck & Co. Inc.	2.750%	12/10/51	640	405
Merck & Co. Inc.	5.000%	5/17/53	95	90
Merck & Co. Inc.	2.900%	12/10/61	255	153
Merck & Co. Inc.	5.150%	5/17/63	170	161
Mylan Inc.	4.550%	4/15/28	200	197
Novartis Capital Corp.	2.000%	2/14/27	375	360
Novartis Capital Corp.	3.100%	5/17/27	250	244
Novartis Capital Corp.	3.800%	9/18/29	200	195
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.200%	8/14/30	320	285
	Novartis Capital Corp.	4.000%	9/18/31	75	73
	Novartis Capital Corp.	4.200%	9/18/34	250	238
	Novartis Capital Corp.	4.400%	5/6/44	365	330
	Novartis Capital Corp.	4.000%	11/20/45	230	195
	Novartis Capital Corp.	2.750%	8/14/50	155	102
	Novartis Capital Corp.	4.700%	9/18/54	240	220
	Pfizer Inc.	2.750%	6/3/26	405	398
	Pfizer Inc.	3.000%	12/15/26	320	313
	Pfizer Inc.	3.600%	9/15/28	175	171
	Pfizer Inc.	3.450%	3/15/29	330	318
	Pfizer Inc.	2.625%	4/1/30	233	213
	Pfizer Inc.	1.700%	5/28/30	222	193
	Pfizer Inc.	1.750%	8/18/31	199	168
	Pfizer Inc.	4.000%	12/15/36	420	385
	Pfizer Inc.	3.900%	3/15/39	135	118
	Pfizer Inc.	7.200%	3/15/39	705	843
	Pfizer Inc.	2.550%	5/28/40	210	151
	Pfizer Inc.	4.300%	6/15/43	170	150
	Pfizer Inc.	4.400%	5/15/44	325	289
	Pfizer Inc.	4.125%	12/15/46	300	250
	Pfizer Inc.	4.200%	9/15/48	215	180
	Pfizer Inc.	4.000%	3/15/49	335	271
	Pfizer Inc.	2.700%	5/28/50	375	237
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	810	811
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	745	748
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	935	926
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	570	549
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	1,265	1,227
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	635	606
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	185	112
	Quest Diagnostics Inc.	2.950%	6/30/30	110	101
	Quest Diagnostics Inc.	6.400%	11/30/33	95	104
	Quest Diagnostics Inc.	5.000%	12/15/34	205	203
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	270	230
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	185	112
	Revvity Inc.	3.300%	9/15/29	270	253
	Royalty Pharma plc	1.750%	9/2/27	145	135
	Royalty Pharma plc	2.200%	9/2/30	110	95
	Royalty Pharma plc	3.300%	9/2/40	145	109
	Royalty Pharma plc	3.550%	9/2/50	195	135
	Sanofi SA	3.625%	6/19/28	190	186
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	149	146
	Smith & Nephew plc	2.032%	10/14/30	275	236
	Solventum Corp.	5.400%	3/1/29	200	204
	Solventum Corp.	5.450%	3/13/31	405	415
	Solventum Corp.	5.600%	3/23/34	400	410
	Stryker Corp.	3.500%	3/15/26	303	300
	Stryker Corp.	4.700%	2/10/28	150	151
	Stryker Corp.	4.250%	9/11/29	340	335
	Stryker Corp.	4.850%	2/10/30	150	151
	Stryker Corp.	1.950%	6/15/30	150	131
	Stryker Corp.	4.625%	9/11/34	130	127
	Stryker Corp.	5.200%	2/10/35	100	102
	Stryker Corp.	4.625%	3/15/46	170	153
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	280	283
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	735	648
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	250	254
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	235	178
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	70	71
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	630	426
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	170	112
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	85	87
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	170	157
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	100	102
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	340	290
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	110	111
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	385	278
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	135	113
32

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UnitedHealth Group Inc.	3.100%	3/15/26	235	232
UnitedHealth Group Inc.	1.150%	5/15/26	315	303
UnitedHealth Group Inc.	3.450%	1/15/27	300	295
UnitedHealth Group Inc.	2.950%	10/15/27	175	169
UnitedHealth Group Inc.	5.250%	2/15/28	175	179
UnitedHealth Group Inc.	3.850%	6/15/28	200	196
UnitedHealth Group Inc.	3.875%	12/15/28	105	103
UnitedHealth Group Inc.	4.250%	1/15/29	225	223
UnitedHealth Group Inc.	4.000%	5/15/29	85	83
UnitedHealth Group Inc.	2.875%	8/15/29	100	93
UnitedHealth Group Inc.	4.800%	1/15/30	360	362
UnitedHealth Group Inc.	5.300%	2/15/30	460	473
UnitedHealth Group Inc.	2.000%	5/15/30	220	193
UnitedHealth Group Inc.	4.900%	4/15/31	165	166
UnitedHealth Group Inc.	2.300%	5/15/31	345	300
UnitedHealth Group Inc.	4.950%	1/15/32	480	482
UnitedHealth Group Inc.	4.200%	5/15/32	290	278
UnitedHealth Group Inc.	5.350%	2/15/33	380	388
UnitedHealth Group Inc.	4.500%	4/15/33	600	580
UnitedHealth Group Inc.	5.000%	4/15/34	240	239
UnitedHealth Group Inc.	5.150%	7/15/34	435	438
UnitedHealth Group Inc.	4.625%	7/15/35	160	155
UnitedHealth Group Inc.	5.800%	3/15/36	57	60
UnitedHealth Group Inc.	6.875%	2/15/38	295	340
UnitedHealth Group Inc.	3.500%	8/15/39	260	213
UnitedHealth Group Inc.	2.750%	5/15/40	285	207
UnitedHealth Group Inc.	3.050%	5/15/41	115	85
UnitedHealth Group Inc.	4.250%	3/15/43	105	90
UnitedHealth Group Inc.	5.500%	7/15/44	510	507
UnitedHealth Group Inc.	4.750%	7/15/45	390	353
UnitedHealth Group Inc.	4.200%	1/15/47	215	179
UnitedHealth Group Inc.	3.750%	10/15/47	255	196
UnitedHealth Group Inc.	4.250%	6/15/48	250	206
UnitedHealth Group Inc.	4.450%	12/15/48	210	178
UnitedHealth Group Inc.	3.700%	8/15/49	185	138
UnitedHealth Group Inc.	2.900%	5/15/50	150	96
UnitedHealth Group Inc.	3.250%	5/15/51	380	259
UnitedHealth Group Inc.	4.750%	5/15/52	380	333
UnitedHealth Group Inc.	5.875%	2/15/53	309	319
UnitedHealth Group Inc.	5.050%	4/15/53	320	293
UnitedHealth Group Inc.	5.375%	4/15/54	350	337
UnitedHealth Group Inc.	5.625%	7/15/54	485	484
UnitedHealth Group Inc.	3.875%	8/15/59	411	299
UnitedHealth Group Inc.	3.125%	5/15/60	355	218
UnitedHealth Group Inc.	4.950%	5/15/62	240	211
UnitedHealth Group Inc.	6.050%	2/15/63	293	305
UnitedHealth Group Inc.	5.200%	4/15/63	285	262
UnitedHealth Group Inc.	5.500%	4/15/64	175	168
UnitedHealth Group Inc.	5.750%	7/15/64	590	589
Utah Acquisition Sub Inc.	3.950%	6/15/26	184	182
Utah Acquisition Sub Inc.	5.250%	6/15/46	310	261
Viatris Inc.	2.700%	6/22/30	180	158
Viatris Inc.	3.850%	6/22/40	265	202
Viatris Inc.	4.000%	6/22/50	305	210
Wyeth LLC	6.500%	2/1/34	240	266
Wyeth LLC	5.950%	4/1/37	305	325
Zimmer Biomet Holdings Inc.	2.600%	11/24/31	130	113
Zoetis Inc.	3.000%	9/12/27	155	150
Zoetis Inc.	2.000%	5/15/30	140	123
Zoetis Inc.	5.600%	11/16/32	75	79
Zoetis Inc.	4.700%	2/1/43	250	230
				123,832
Industrials (1.8%)
Amphenol Corp.	2.800%	2/15/30	210	193
Amphenol Corp.	2.200%	9/15/31	190	163
Amphenol Corp.	5.000%	1/15/35	100	100
Carrier Global Corp.	2.493%	2/15/27	469	451
Carrier Global Corp.	2.722%	2/15/30	325	296
Carrier Global Corp.	2.700%	2/15/31	200	178
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	5.900%	3/15/34	164	173
	Carrier Global Corp.	3.377%	4/5/40	310	247
	Carrier Global Corp.	3.577%	4/5/50	311	232
	Deere & Co.	5.450%	1/16/35	285	297
	Deere & Co.	3.900%	6/9/42	140	119
	Deere & Co.	3.750%	4/15/50	150	119
	Deere & Co.	5.700%	1/19/55	125	133
	FedEx Corp.	3.250%	4/1/26	190	188
[2]	FedEx Corp.	4.550%	4/1/46	285	242
[2]	FedEx Corp.	5.250%	5/15/50	235	218
	Illinois Tool Works Inc.	2.650%	11/15/26	265	259
	Illinois Tool Works Inc.	3.900%	9/1/42	300	254
	Ingersoll Rand Inc.	5.176%	6/15/29	110	112
	Ingersoll Rand Inc.	5.700%	8/14/33	135	140
	Ingersoll Rand Inc.	5.450%	6/15/34	180	184
	John Deere Capital Corp.	4.500%	1/8/27	100	100
[1]	John Deere Capital Corp.	4.150%	9/15/27	195	194
[1]	John Deere Capital Corp.	4.750%	1/20/28	190	193
[1]	John Deere Capital Corp.	4.950%	7/14/28	335	342
	John Deere Capital Corp.	4.500%	1/16/29	155	155
[1]	John Deere Capital Corp.	4.850%	6/11/29	92	93
[1]	John Deere Capital Corp.	4.700%	6/10/30	303	306
[1]	John Deere Capital Corp.	4.900%	3/7/31	185	188
	John Deere Capital Corp.	4.400%	9/8/31	535	528
[1]	John Deere Capital Corp.	5.150%	9/8/33	365	373
[1]	John Deere Capital Corp.	5.100%	4/11/34	170	172
[1]	John Deere Capital Corp.	5.050%	6/12/34	150	152
	LKQ Corp.	5.750%	6/15/28	375	385
	Otis Worldwide Corp.	5.250%	8/16/28	20	20
	Otis Worldwide Corp.	2.565%	2/15/30	365	330
	Otis Worldwide Corp.	3.362%	2/15/50	195	137
	Republic Services Inc.	3.950%	5/15/28	165	162
	Republic Services Inc.	4.875%	4/1/29	20	20
	Republic Services Inc.	1.750%	2/15/32	100	82
	Republic Services Inc.	5.000%	4/1/34	140	140
	Southwest Airlines Co.	5.125%	6/15/27	320	323
	Trane Technologies Financing Ltd.	3.800%	3/21/29	165	160
	Trimble Inc.	6.100%	3/15/33	160	169
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	437	445
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	521	533
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	223	227
	United Parcel Service Inc.	3.050%	11/15/27	165	160
	United Parcel Service Inc.	3.400%	3/15/29	177	170
	United Parcel Service Inc.	4.450%	4/1/30	182	182
	United Parcel Service Inc.	4.875%	3/3/33	165	166
	United Parcel Service Inc.	5.150%	5/22/34	245	249
	United Parcel Service Inc.	6.200%	1/15/38	340	373
	United Parcel Service Inc.	3.750%	11/15/47	110	86
	United Parcel Service Inc.	4.250%	3/15/49	108	91
	United Parcel Service Inc.	5.300%	4/1/50	535	523
	United Parcel Service Inc.	5.050%	3/3/53	269	253
	United Parcel Service Inc.	5.500%	5/22/54	20	20
	Waste Connections Inc.	4.200%	1/15/33	160	152
	Waste Connections Inc.	5.000%	3/1/34	135	135
	Waste Connections Inc.	2.950%	1/15/52	185	120
	Waste Management Inc.	3.150%	11/15/27	345	334
	Waste Management Inc.	4.500%	3/15/28	175	176
	Waste Management Inc.	4.875%	2/15/29	110	112
	Waste Management Inc.	1.500%	3/15/31	275	230
	Waste Management Inc.	4.950%	7/3/31	100	102
	Waste Management Inc.	4.800%	3/15/32	125	125
	Waste Management Inc.	4.150%	4/15/32	20	19
	Waste Management Inc.	4.875%	2/15/34	230	230
	Waste Management Inc.	4.950%	3/15/35	265	265
	Waste Management Inc.	5.350%	10/15/54	225	223
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	194	191
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	210	209
	WW Grainger Inc.	4.600%	6/15/45	210	192
					15,315
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (1.2%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	120	121
	Air Products and Chemicals Inc.	2.050%	5/15/30	195	172
	Air Products and Chemicals Inc.	4.850%	2/8/34	370	368
	Air Products and Chemicals Inc.	2.700%	5/15/40	70	52
	Air Products and Chemicals Inc.	2.800%	5/15/50	195	126
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	175	164
	Berry Global Inc.	5.800%	6/15/31	515	535
	Berry Global Inc.	5.650%	1/15/34	425	438
	Carlisle Cos. Inc.	2.750%	3/1/30	135	123
	CF Industries Inc.	5.150%	3/15/34	135	132
	CF Industries Inc.	4.950%	6/1/43	120	108
	CF Industries Inc.	5.375%	3/15/44	160	151
	CRH America Finance Inc.	5.400%	5/21/34	220	224
	CRH America Finance Inc.	5.500%	1/9/35	250	255
	CRH SMW Finance DAC	5.200%	5/21/29	175	178
	CRH SMW Finance DAC	5.125%	1/9/30	200	203
	DuPont de Nemours Inc.	4.725%	11/15/28	350	352
	DuPont de Nemours Inc.	5.319%	11/15/38	155	161
	DuPont de Nemours Inc.	5.419%	11/15/48	405	418
	Eagle Materials Inc.	2.500%	7/1/31	160	139
	Huntsman International LLC	4.500%	5/1/29	180	174
	International Flavors & Fragrances Inc.	5.000%	9/26/48	170	148
	Martin Marietta Materials Inc.	2.400%	7/15/31	180	156
	Martin Marietta Materials Inc.	5.150%	12/1/34	125	125
	Martin Marietta Materials Inc.	3.200%	7/15/51	260	174
	Martin Marietta Materials Inc.	5.500%	12/1/54	155	151
	Newmont Corp.	2.250%	10/1/30	270	238
	Newmont Corp.	2.600%	7/15/32	175	151
	Newmont Corp.	5.350%	3/15/34	230	234
	Newmont Corp.	6.250%	10/1/39	160	173
	Newmont Corp.	4.875%	3/15/42	230	216
	Nutrien Ltd.	4.900%	3/27/28	390	393
	Nutrien Ltd.	4.200%	4/1/29	205	201
	Nutrien Ltd.	5.000%	4/1/49	84	77
	Nutrien Ltd.	5.800%	3/27/53	305	309
	Sherwin-Williams Co.	3.450%	6/1/27	490	480
	Sherwin-Williams Co.	2.950%	8/15/29	109	102
	Sherwin-Williams Co.	4.500%	6/1/47	15	13
[2]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	190	193
[2]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	210	214
[2]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	375	382
	Suzano Austria GmbH	6.000%	1/15/29	325	332
	Suzano Austria GmbH	5.000%	1/15/30	175	171
	Suzano Austria GmbH	3.750%	1/15/31	225	204
[1]	Suzano Austria GmbH	3.125%	1/15/32	220	188
	Vulcan Materials Co.	3.500%	6/1/30	140	132
	Vulcan Materials Co.	5.350%	12/1/34	125	127
	Vulcan Materials Co.	5.700%	12/1/54	195	196
	WRKCo Inc.	4.900%	3/15/29	130	131
					10,205
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	88	80
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	135	110
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	233	184
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	195	164
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	345	218
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	115	81
	American Tower Corp.	3.375%	10/15/26	240	236
	American Tower Corp.	2.750%	1/15/27	180	174
	American Tower Corp.	3.550%	7/15/27	125	122
	American Tower Corp.	5.800%	11/15/28	70	73
	American Tower Corp.	3.800%	8/15/29	240	230
	American Tower Corp.	2.900%	1/15/30	65	60
	American Tower Corp.	2.100%	6/15/30	205	179
	American Tower Corp.	1.875%	10/15/30	305	260
	American Tower Corp.	5.650%	3/15/33	130	134
	American Tower Corp.	5.550%	7/15/33	50	51
	American Tower Corp.	5.900%	11/15/33	195	205
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.100%	6/15/50	210	139
	American Tower Corp.	2.950%	1/15/51	325	209
	Boston Properties LP	2.750%	10/1/26	415	402
	Boston Properties LP	6.750%	12/1/27	105	110
	Boston Properties LP	4.500%	12/1/28	255	251
	Boston Properties LP	3.400%	6/21/29	183	171
	Boston Properties LP	3.250%	1/30/31	190	170
	Boston Properties LP	2.550%	4/1/32	140	116
	Boston Properties LP	2.450%	10/1/33	130	102
	Boston Properties LP	6.500%	1/15/34	60	64
	Boston Properties LP	5.750%	1/15/35	170	169
	Brixmor Operating Partnership LP	4.125%	5/15/29	365	355
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	168
	Camden Property Trust	2.800%	5/15/30	140	128
	CBRE Services Inc.	5.950%	8/15/34	365	382
	Crown Castle Inc.	3.700%	6/15/26	205	203
	Crown Castle Inc.	1.050%	7/15/26	230	219
	Crown Castle Inc.	2.900%	3/15/27	120	116
	Crown Castle Inc.	3.650%	9/1/27	100	97
	Crown Castle Inc.	5.000%	1/11/28	185	186
	Crown Castle Inc.	3.800%	2/15/28	425	415
	Crown Castle Inc.	5.600%	6/1/29	120	123
	Crown Castle Inc.	3.300%	7/1/30	175	161
	Crown Castle Inc.	2.250%	1/15/31	150	129
	Crown Castle Inc.	2.100%	4/1/31	175	148
	Crown Castle Inc.	2.500%	7/15/31	149	128
	Crown Castle Inc.	5.100%	5/1/33	190	189
	Crown Castle Inc.	5.800%	3/1/34	110	114
	Crown Castle Inc.	2.900%	4/1/41	250	180
	Crown Castle Inc.	3.250%	1/15/51	232	156
	Digital Realty Trust LP	3.700%	8/15/27	185	181
	Digital Realty Trust LP	5.550%	1/15/28	165	169
	Digital Realty Trust LP	3.600%	7/1/29	160	153
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	75	77
	Equinix Inc.	3.200%	11/18/29	350	326
	Equinix Inc.	2.150%	7/15/30	164	144
	Equinix Inc.	2.500%	5/15/31	150	131
	Equinix Inc.	3.900%	4/15/32	190	178
	ERP Operating LP	4.500%	7/1/44	155	137
	Extra Space Storage LP	5.700%	4/1/28	55	56
	Extra Space Storage LP	5.500%	7/1/30	165	170
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	97
	Healthpeak OP LLC	3.000%	1/15/30	235	216
	Healthpeak OP LLC	5.250%	12/15/32	110	111
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	120	110
	Prologis LP	4.875%	6/15/28	140	141
	Prologis LP	2.250%	4/15/30	265	236
	Prologis LP	1.250%	10/15/30	81	68
	Prologis LP	4.750%	6/15/33	145	143
	Prologis LP	5.125%	1/15/34	230	232
	Prologis LP	5.000%	3/15/34	455	455
	Prologis LP	5.250%	6/15/53	175	170
	Prologis LP	5.250%	3/15/54	145	141
	Public Storage Operating Co.	5.350%	8/1/53	155	152
	Realty Income Corp.	3.250%	1/15/31	195	179
	Realty Income Corp.	5.625%	10/13/32	150	155
	Realty Income Corp.	5.125%	2/15/34	90	90
	Sabra Health Care LP	3.200%	12/1/31	389	342
	Simon Property Group LP	3.250%	11/30/26	95	93
	Simon Property Group LP	3.375%	6/15/27	70	68
	Simon Property Group LP	3.375%	12/1/27	165	161
	Simon Property Group LP	1.750%	2/1/28	130	121
	Simon Property Group LP	2.450%	9/13/29	250	228
	Simon Property Group LP	2.650%	7/15/30	160	145
	Simon Property Group LP	4.750%	9/26/34	170	164
	Simon Property Group LP	3.250%	9/13/49	318	221
	Simon Property Group LP	3.800%	7/15/50	165	125
	Sun Communities Operating LP	2.700%	7/15/31	115	100
	Ventas Realty LP	4.400%	1/15/29	180	178
	Welltower OP LLC	4.250%	4/15/28	220	218
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	3.100%	1/15/30	160	148
	Welltower OP LLC	2.800%	6/1/31	45	40
					14,831
Technology (11.6%)
	Accenture Capital Inc.	3.900%	10/4/27	50	50
	Accenture Capital Inc.	4.250%	10/4/31	70	68
	Adobe Inc.	2.150%	2/1/27	400	385
	Adobe Inc.	4.750%	1/17/28	125	127
	Adobe Inc.	4.800%	4/4/29	120	122
	Adobe Inc.	2.300%	2/1/30	260	235
	Adobe Inc.	4.950%	4/4/34	185	187
	Apple Inc.	4.421%	5/8/26	85	85
	Apple Inc.	2.450%	8/4/26	495	483
	Apple Inc.	2.050%	9/11/26	332	322
	Apple Inc.	3.350%	2/9/27	450	443
	Apple Inc.	3.200%	5/11/27	440	431
	Apple Inc.	3.000%	6/20/27	230	224
	Apple Inc.	2.900%	9/12/27	430	417
	Apple Inc.	3.000%	11/13/27	304	296
	Apple Inc.	1.200%	2/8/28	470	432
	Apple Inc.	4.000%	5/10/28	340	339
	Apple Inc.	1.400%	8/5/28	480	437
	Apple Inc.	3.250%	8/8/29	200	192
	Apple Inc.	2.200%	9/11/29	480	439
	Apple Inc.	1.650%	5/11/30	410	359
	Apple Inc.	1.250%	8/20/30	180	154
	Apple Inc.	1.650%	2/8/31	435	374
	Apple Inc.	1.700%	8/5/31	145	124
	Apple Inc.	3.350%	8/8/32	460	430
	Apple Inc.	4.300%	5/10/33	125	124
	Apple Inc.	4.500%	2/23/36	288	287
	Apple Inc.	2.375%	2/8/41	365	258
	Apple Inc.	3.850%	5/4/43	595	505
	Apple Inc.	4.450%	5/6/44	295	276
	Apple Inc.	3.450%	2/9/45	580	457
	Apple Inc.	4.375%	5/13/45	435	393
	Apple Inc.	4.650%	2/23/46	705	659
	Apple Inc.	3.850%	8/4/46	550	454
	Apple Inc.	4.250%	2/9/47	245	216
	Apple Inc.	3.750%	9/12/47	335	270
	Apple Inc.	3.750%	11/13/47	225	181
	Apple Inc.	2.950%	9/11/49	265	182
	Apple Inc.	2.650%	5/11/50	635	409
	Apple Inc.	2.400%	8/20/50	270	164
	Apple Inc.	2.650%	2/8/51	645	410
	Apple Inc.	2.700%	8/5/51	265	170
	Apple Inc.	3.950%	8/8/52	310	255
	Apple Inc.	4.850%	5/10/53	195	190
	Apple Inc.	2.550%	8/20/60	435	260
	Apple Inc.	2.800%	2/8/61	435	266
	Apple Inc.	2.850%	8/5/61	340	211
	Apple Inc.	4.100%	8/8/62	100	81
	Applied Materials Inc.	3.300%	4/1/27	251	246
	Applied Materials Inc.	1.750%	6/1/30	80	70
	Applied Materials Inc.	4.350%	4/1/47	215	187
	Applied Materials Inc.	2.750%	6/1/50	375	243
	Autodesk Inc.	2.400%	12/15/31	205	176
	Automatic Data Processing Inc.	1.700%	5/15/28	185	171
	Automatic Data Processing Inc.	1.250%	9/1/30	175	148
	Automatic Data Processing Inc.	4.450%	9/9/34	375	365
	Broadcom Corp.	3.875%	1/15/27	500	494
	Broadcom Corp.	3.500%	1/15/28	160	156
	Broadcom Inc.	3.459%	9/15/26	165	163
	Broadcom Inc.	5.050%	7/12/27	260	263
[2]	Broadcom Inc.	1.950%	2/15/28	110	102
	Broadcom Inc.	4.150%	2/15/28	125	124
	Broadcom Inc.	4.800%	4/15/28	225	227
	Broadcom Inc.	4.110%	9/15/28	195	192
[2]	Broadcom Inc.	4.000%	4/15/29	305	297
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.750%	4/15/29	580	581
	Broadcom Inc.	5.050%	7/12/29	694	703
	Broadcom Inc.	4.350%	2/15/30	210	206
	Broadcom Inc.	5.050%	4/15/30	230	233
	Broadcom Inc.	4.150%	11/15/30	630	610
[2]	Broadcom Inc.	2.450%	2/15/31	580	509
	Broadcom Inc.	5.150%	11/15/31	450	457
[1]	Broadcom Inc.	4.550%	2/15/32	125	122
[2]	Broadcom Inc.	4.150%	4/15/32	300	285
	Broadcom Inc.	5.200%	4/15/32	225	229
	Broadcom Inc.	4.300%	11/15/32	455	436
[2]	Broadcom Inc.	2.600%	2/15/33	435	367
[2]	Broadcom Inc.	3.419%	4/15/33	378	338
[2]	Broadcom Inc.	3.469%	4/15/34	595	525
	Broadcom Inc.	4.800%	10/15/34	340	333
[2]	Broadcom Inc.	3.137%	11/15/35	565	471
[2]	Broadcom Inc.	3.187%	11/15/36	430	354
[2]	Broadcom Inc.	4.926%	5/15/37	422	410
[2]	Broadcom Inc.	3.500%	2/15/41	555	442
[2]	Broadcom Inc.	3.750%	2/15/51	610	465
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	295	271
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	175
	Cadence Design Systems Inc.	4.300%	9/10/29	260	257
	Cadence Design Systems Inc.	4.700%	9/10/34	95	93
	CDW LLC	2.670%	12/1/26	265	256
	CDW LLC	3.569%	12/1/31	205	186
	Cintas Corp. No. 2	3.700%	4/1/27	215	212
	Cisco Systems Inc.	2.500%	9/20/26	315	307
	Cisco Systems Inc.	4.800%	2/26/27	395	399
	Cisco Systems Inc.	4.550%	2/24/28	145	146
	Cisco Systems Inc.	4.850%	2/26/29	515	522
	Cisco Systems Inc.	4.750%	2/24/30	212	214
	Cisco Systems Inc.	4.950%	2/26/31	745	759
	Cisco Systems Inc.	4.950%	2/24/32	222	225
	Cisco Systems Inc.	5.050%	2/26/34	600	609
	Cisco Systems Inc.	5.100%	2/24/35	171	174
	Cisco Systems Inc.	5.900%	2/15/39	370	399
	Cisco Systems Inc.	5.500%	1/15/40	365	377
	Cisco Systems Inc.	5.300%	2/26/54	340	340
	Cisco Systems Inc.	5.500%	2/24/55	115	118
	Cisco Systems Inc.	5.350%	2/26/64	275	272
	Concentrix Corp.	6.650%	8/2/26	155	158
	Concentrix Corp.	6.600%	8/2/28	210	219
	Corning Inc.	4.375%	11/15/57	355	289
	Corning Inc.	5.450%	11/15/79	190	179
	Dell International LLC	6.020%	6/15/26	409	415
	Dell International LLC	4.900%	10/1/26	272	273
	Dell International LLC	5.250%	2/1/28	100	102
	Dell International LLC	5.300%	10/1/29	260	265
	Dell International LLC	5.750%	2/1/33	315	329
	Dell International LLC	5.400%	4/15/34	250	254
	Dell International LLC	4.850%	2/1/35	125	121
	Dell International LLC	8.100%	7/15/36	215	259
	Dell International LLC	3.375%	12/15/41	180	136
	Equifax Inc.	5.100%	12/15/27	205	207
	Equifax Inc.	2.350%	9/15/31	185	158
	Fidelity National Information Services Inc.	1.150%	3/1/26	225	217
	Fidelity National Information Services Inc.	1.650%	3/1/28	140	128
	Fidelity National Information Services Inc.	2.250%	3/1/31	235	204
	Fidelity National Information Services Inc.	5.100%	7/15/32	80	80
	Fidelity National Information Services Inc.	3.100%	3/1/41	125	93
	Fiserv Inc.	3.200%	7/1/26	340	334
	Fiserv Inc.	5.150%	3/15/27	110	111
	Fiserv Inc.	2.250%	6/1/27	250	238
	Fiserv Inc.	5.450%	3/2/28	170	174
	Fiserv Inc.	4.200%	10/1/28	270	266
	Fiserv Inc.	3.500%	7/1/29	485	460
	Fiserv Inc.	4.750%	3/15/30	219	219
	Fiserv Inc.	2.650%	6/1/30	225	202
	Fiserv Inc.	5.600%	3/2/33	190	196
38

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	5.625%	8/21/33	205	212
Fiserv Inc.	5.450%	3/15/34	140	142
Fiserv Inc.	5.150%	8/12/34	330	329
Fiserv Inc.	4.400%	7/1/49	437	366
Hewlett Packard Enterprise Co.	1.750%	4/1/26	145	141
Hewlett Packard Enterprise Co.	4.450%	9/25/26	260	260
Hewlett Packard Enterprise Co.	4.400%	9/25/27	255	254
Hewlett Packard Enterprise Co.	4.550%	10/15/29	325	322
Hewlett Packard Enterprise Co.	4.850%	10/15/31	220	219
Hewlett Packard Enterprise Co.	5.000%	10/15/34	400	394
Hewlett Packard Enterprise Co.	6.350%	10/15/45	239	253
Hewlett Packard Enterprise Co.	5.600%	10/15/54	350	341
HP Inc.	3.000%	6/17/27	180	174
HP Inc.	4.750%	1/15/28	480	483
HP Inc.	4.000%	4/15/29	135	131
HP Inc.	2.650%	6/17/31	140	122
HP Inc.	5.500%	1/15/33	185	189
HP Inc.	6.000%	9/15/41	233	239
IBM International Capital Pte. Ltd.	4.900%	2/5/34	270	266
IBM International Capital Pte. Ltd.	5.250%	2/5/44	85	82
IBM International Capital Pte. Ltd.	5.300%	2/5/54	305	290
Intel Corp.	2.600%	5/19/26	125	122
Intel Corp.	3.750%	3/25/27	205	201
Intel Corp.	3.150%	5/11/27	225	218
Intel Corp.	3.750%	8/5/27	260	255
Intel Corp.	4.875%	2/10/28	330	332
Intel Corp.	1.600%	8/12/28	215	193
Intel Corp.	4.000%	8/5/29	130	125
Intel Corp.	2.450%	11/15/29	405	364
Intel Corp.	5.125%	2/10/30	250	252
Intel Corp.	3.900%	3/25/30	250	238
Intel Corp.	2.000%	8/12/31	210	175
Intel Corp.	4.150%	8/5/32	215	201
Intel Corp.	4.000%	12/15/32	80	74
Intel Corp.	5.200%	2/10/33	600	595
Intel Corp.	5.150%	2/21/34	305	300
Intel Corp.	4.600%	3/25/40	405	354
Intel Corp.	2.800%	8/12/41	215	144
Intel Corp.	4.800%	10/1/41	155	135
Intel Corp.	5.625%	2/10/43	255	244
Intel Corp.	4.900%	7/29/45	295	254
Intel Corp.	4.100%	5/19/46	230	175
Intel Corp.	4.100%	5/11/47	155	117
Intel Corp.	3.734%	12/8/47	355	252
Intel Corp.	3.250%	11/15/49	555	357
Intel Corp.	4.750%	3/25/50	510	421
Intel Corp.	3.050%	8/12/51	315	192
Intel Corp.	4.900%	8/5/52	205	172
Intel Corp.	5.700%	2/10/53	325	306
Intel Corp.	5.600%	2/21/54	135	126
Intel Corp.	3.100%	2/15/60	295	168
Intel Corp.	4.950%	3/25/60	185	154
Intel Corp.	3.200%	8/12/61	260	151
Intel Corp.	5.050%	8/5/62	195	163
Intel Corp.	5.900%	2/10/63	190	182
International Business Machines Corp.	3.300%	5/15/26	485	478
International Business Machines Corp.	1.700%	5/15/27	190	179
International Business Machines Corp.	4.150%	7/27/27	160	159
International Business Machines Corp.	4.500%	2/6/28	245	246
International Business Machines Corp.	3.500%	5/15/29	575	550
International Business Machines Corp.	1.950%	5/15/30	275	241
International Business Machines Corp.	4.400%	7/27/32	455	441
International Business Machines Corp.	4.750%	2/6/33	415	411
International Business Machines Corp.	4.150%	5/15/39	454	400
International Business Machines Corp.	4.000%	6/20/42	145	121
International Business Machines Corp.	4.250%	5/15/49	490	406
International Business Machines Corp.	2.950%	5/15/50	325	212
International Business Machines Corp.	4.900%	7/27/52	135	122
Intuit Inc.	5.250%	9/15/26	250	253
Intuit Inc.	5.125%	9/15/28	95	97
39

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intuit Inc.	5.200%	9/15/33	215	220
	Intuit Inc.	5.500%	9/15/53	260	263
	KLA Corp.	4.100%	3/15/29	195	192
	KLA Corp.	4.650%	7/15/32	350	348
	KLA Corp.	3.300%	3/1/50	200	142
	KLA Corp.	4.950%	7/15/52	235	220
	KLA Corp.	5.250%	7/15/62	135	130
	Lam Research Corp.	3.750%	3/15/26	150	149
	Lam Research Corp.	4.000%	3/15/29	170	167
	Lam Research Corp.	1.900%	6/15/30	135	118
	Lam Research Corp.	4.875%	3/15/49	140	130
	Lam Research Corp.	2.875%	6/15/50	250	163
	Marvell Technology Inc.	2.950%	4/15/31	145	130
	Microchip Technology Inc.	4.900%	3/15/28	175	176
	Microchip Technology Inc.	5.050%	3/15/29	230	232
	Microchip Technology Inc.	5.050%	2/15/30	125	125
	Micron Technology Inc.	4.185%	2/15/27	400	397
	Micron Technology Inc.	6.750%	11/1/29	420	451
	Micron Technology Inc.	4.663%	2/15/30	200	197
	Micron Technology Inc.	5.300%	1/15/31	120	122
	Micron Technology Inc.	2.703%	4/15/32	270	231
	Micron Technology Inc.	5.875%	2/9/33	120	125
	Micron Technology Inc.	5.875%	9/15/33	145	151
	Micron Technology Inc.	5.800%	1/15/35	175	181
	Microsoft Corp.	2.400%	8/8/26	735	718
	Microsoft Corp.	3.300%	2/6/27	975	960
	Microsoft Corp.	3.500%	2/12/35	325	301
	Microsoft Corp.	3.450%	8/8/36	370	332
	Microsoft Corp.	4.100%	2/6/37	177	169
	Microsoft Corp.	4.450%	11/3/45	255	241
	Microsoft Corp.	3.700%	8/8/46	656	538
	Microsoft Corp.	4.250%	2/6/47	215	197
[4]	Microsoft Corp.	2.525%	6/1/50	1,260	803
	Microsoft Corp.	2.500%	9/15/50	460	289
	Microsoft Corp.	2.921%	3/17/52	979	668
	Microsoft Corp.	4.500%	2/6/57	235	217
	Microsoft Corp.	2.675%	6/1/60	815	495
	Microsoft Corp.	3.041%	3/17/62	325	214
	Motorola Solutions Inc.	4.600%	5/23/29	210	209
	Motorola Solutions Inc.	2.300%	11/15/30	370	323
	Motorola Solutions Inc.	2.750%	5/24/31	395	349
	Motorola Solutions Inc.	5.400%	4/15/34	175	178
	NVIDIA Corp.	3.200%	9/16/26	235	232
	NVIDIA Corp.	1.550%	6/15/28	258	237
	NVIDIA Corp.	2.850%	4/1/30	505	469
	NVIDIA Corp.	2.000%	6/15/31	265	230
	NVIDIA Corp.	3.500%	4/1/40	230	195
	NVIDIA Corp.	3.500%	4/1/50	605	465
	NXP BV	4.300%	6/18/29	265	259
	NXP BV	3.400%	5/1/30	145	135
	NXP BV	2.500%	5/11/31	170	147
	NXP BV	2.650%	2/15/32	260	223
	NXP BV	5.000%	1/15/33	175	174
	NXP BV	3.250%	5/11/41	220	165
	Oracle Corp.	1.650%	3/25/26	480	466
	Oracle Corp.	2.650%	7/15/26	675	658
	Oracle Corp.	2.800%	4/1/27	447	432
	Oracle Corp.	3.250%	11/15/27	445	431
	Oracle Corp.	2.300%	3/25/28	465	435
	Oracle Corp.	4.500%	5/6/28	155	155
	Oracle Corp.	4.800%	8/3/28	325	328
[1]	Oracle Corp.	4.200%	9/27/29	600	587
	Oracle Corp.	6.150%	11/9/29	110	116
	Oracle Corp.	2.950%	4/1/30	635	583
	Oracle Corp.	4.650%	5/6/30	126	125
	Oracle Corp.	2.875%	3/25/31	605	541
	Oracle Corp.	5.250%	2/3/32	275	279
	Oracle Corp.	6.250%	11/9/32	685	733
	Oracle Corp.	4.900%	2/6/33	275	271
	Oracle Corp.	4.300%	7/8/34	385	360
40

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.700%	9/27/34	630	606
Oracle Corp.	3.900%	5/15/35	245	219
Oracle Corp.	5.500%	8/3/35	650	661
Oracle Corp.	3.850%	7/15/36	280	244
Oracle Corp.	3.800%	11/15/37	333	283
Oracle Corp.	6.500%	4/15/38	385	420
Oracle Corp.	6.125%	7/8/39	249	263
Oracle Corp.	3.600%	4/1/40	445	355
Oracle Corp.	5.375%	7/15/40	365	356
Oracle Corp.	3.650%	3/25/41	380	300
Oracle Corp.	4.500%	7/8/44	420	360
Oracle Corp.	4.125%	5/15/45	200	161
Oracle Corp.	4.000%	7/15/46	550	431
Oracle Corp.	4.000%	11/15/47	80	62
Oracle Corp.	3.600%	4/1/50	851	606
Oracle Corp.	3.950%	3/25/51	680	512
Oracle Corp.	6.900%	11/9/52	557	632
Oracle Corp.	5.550%	2/6/53	655	628
Oracle Corp.	5.375%	9/27/54	710	667
Oracle Corp.	4.375%	5/15/55	240	191
Oracle Corp.	6.000%	8/3/55	400	409
Oracle Corp.	3.850%	4/1/60	560	394
Oracle Corp.	4.100%	3/25/61	300	220
Oracle Corp.	5.500%	9/27/64	125	117
Oracle Corp.	6.125%	8/3/65	200	204
Qorvo Inc.	4.375%	10/15/29	105	100
QUALCOMM Inc.	3.250%	5/20/27	277	271
QUALCOMM Inc.	1.300%	5/20/28	60	55
QUALCOMM Inc.	2.150%	5/20/30	285	254
QUALCOMM Inc.	1.650%	5/20/32	315	256
QUALCOMM Inc.	4.650%	5/20/35	95	93
QUALCOMM Inc.	4.800%	5/20/45	274	253
QUALCOMM Inc.	4.300%	5/20/47	340	289
QUALCOMM Inc.	3.250%	5/20/50	225	158
QUALCOMM Inc.	4.500%	5/20/52	240	207
QUALCOMM Inc.	6.000%	5/20/53	290	309
Quanta Services Inc.	2.900%	10/1/30	145	131
RELX Capital Inc.	4.000%	3/18/29	475	463
RELX Capital Inc.	3.000%	5/22/30	165	152
Roper Technologies Inc.	4.200%	9/15/28	165	163
Roper Technologies Inc.	1.750%	2/15/31	180	151
Roper Technologies Inc.	4.900%	10/15/34	150	147
S&P Global Inc.	2.450%	3/1/27	250	241
S&P Global Inc.	2.700%	3/1/29	195	182
S&P Global Inc.	4.250%	5/1/29	150	149
S&P Global Inc.	2.900%	3/1/32	165	147
S&P Global Inc.	3.700%	3/1/52	285	220
Salesforce Inc.	3.700%	4/11/28	250	246
Salesforce Inc.	1.500%	7/15/28	105	96
Salesforce Inc.	1.950%	7/15/31	200	172
Salesforce Inc.	2.700%	7/15/41	308	223
Salesforce Inc.	2.900%	7/15/51	365	240
Salesforce Inc.	3.050%	7/15/61	195	123
ServiceNow Inc.	1.400%	9/1/30	284	240
Texas Instruments Inc.	2.250%	9/4/29	175	160
Texas Instruments Inc.	1.750%	5/4/30	160	140
Texas Instruments Inc.	4.900%	3/14/33	165	167
Texas Instruments Inc.	3.875%	3/15/39	225	200
Texas Instruments Inc.	4.150%	5/15/48	300	252
Texas Instruments Inc.	5.150%	2/8/54	100	97
Texas Instruments Inc.	5.050%	5/18/63	290	271
TSMC Arizona Corp.	1.750%	10/25/26	200	191
TSMC Arizona Corp.	3.875%	4/22/27	110	109
TSMC Arizona Corp.	2.500%	10/25/31	240	211
TSMC Arizona Corp.	4.250%	4/22/32	340	334
TSMC Arizona Corp.	3.125%	10/25/41	220	175
TSMC Arizona Corp.	3.250%	10/25/51	170	128
TSMC Arizona Corp.	4.500%	4/22/52	180	170
VMware LLC	1.400%	8/15/26	315	301
VMware LLC	3.900%	8/21/27	255	250
41

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VMware LLC	1.800%	8/15/28	100	91
VMware LLC	4.700%	5/15/30	205	203
VMware LLC	2.200%	8/15/31	175	149
Workday Inc.	3.500%	4/1/27	150	147
Workday Inc.	3.700%	4/1/29	250	241
Workday Inc.	3.800%	4/1/32	280	260
Xilinx Inc.	2.375%	6/1/30	170	152
				96,190
Utilities (0.2%)
American Water Capital Corp.	4.450%	6/1/32	320	310
American Water Capital Corp.	3.750%	9/1/47	140	107
Commonwealth Edison Co.	4.000%	3/1/48	125	100
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	390	406
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	230	209
Oncor Electric Delivery Co. LLC	5.550%	6/15/54	235	233
PPL Electric Utilities Corp.	5.250%	5/15/53	115	113
				1,478
Total Corporate Bonds (Cost $834,279)				813,144
Total Investments (98.5%) (Cost $837,128)				815,998
Other Assets and Liabilities—Net (1.5%)				12,134
Net Assets (100%)				828,132
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $6,872,000, representing 0.8% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Securities with a value of $179,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	4	828	2
Ultra 10-Year U.S. Treasury Note	June 2025	24	2,742	(6)
				(4)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(11)	(1,187)	(15)
10-Year U.S. Treasury Note	June 2025	(7)	(778)	(6)
Long U.S. Treasury Bond	June 2025	(9)	(1,063)	(18)
Ultra Long U.S. Treasury Bond	June 2025	(6)	(745)	(1)
				(40)
				(44)
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $837,128)	815,998
Investment in Vanguard	21
Cash	3,431
Receivables for Investment Securities Sold	2,695
Receivables for Accrued Income	9,585
Total Assets	831,730
Liabilities
Payables for Investment Securities Purchased	3,531
Payables to Vanguard	36
Variation Margin Payable—Futures Contracts	31
Total Liabilities	3,598
Net Assets	828,132
At February 28, 2025, net assets consisted of:

Paid-in Capital	868,522
Total Distributable Earnings (Loss)	(40,390)
Net Assets	828,132

Net Assets
Applicable to 13,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	828,132
Net Asset Value Per Share	$63.22
See accompanying Notes, which are an integral part of the Financial Statements.
43

ESG U.S. Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	17,205
Total Income	17,205
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative	361
Marketing and Distribution	21
Custodian Fees	8
Shareholders’ Reports and Proxy Fees	27
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	436
Net Investment Income	16,769
Realized Net Gain (Loss)
Investment Securities Sold	(2,281)
Futures Contracts	(29)
Realized Net Gain (Loss)	(2,310)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,314)
Futures Contracts	(51)
Change in Unrealized Appreciation (Depreciation)	(5,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,094
See accompanying Notes, which are an integral part of the Financial Statements.
44

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,769	23,003
Realized Net Gain (Loss)	(2,310)	(6,253)
Change in Unrealized Appreciation (Depreciation)	(5,365)	31,382
Net Increase (Decrease) in Net Assets Resulting from Operations	9,094	48,132
Distributions
Total Distributions	(16,250)	(21,963)
Capital Share Transactions
Issued	183,455	197,540
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	183,455	197,540
Total Increase (Decrease)	176,299	223,709
Net Assets
Beginning of Period	651,833	428,124
End of Period	828,132	651,833
See accompanying Notes, which are an integral part of the Financial Statements.
45

ESG U.S. Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,			September 22, 2020[1] to August 31, 2021
		2024	2023	2022
Net Asset Value, Beginning of Period	$63.91	$61.16	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	1.439	2.719	2.217	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	(.699)	2.657	(1.574)	(12.307)	(.330)
Total from Investment Operations	.740	5.376	.643	(10.765)	.881
Distributions
Dividends from Net Investment Income	(1.430)	(2.626)	(2.133)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.430)	(2.626)	(2.133)	(1.445)	(1.021)
Net Asset Value, End of Period	$63.22	$63.91	$61.16	$62.65	$74.86
Total Return	1.19%	9.05%	1.09%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$828	$652	$428	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	4.61%	4.40%	3.62%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	18%	32%	28%	34%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
46

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
47

ESG U.S. Corporate Bond ETF
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,854	—	2,854
Corporate Bonds	—	813,144	—	813,144
Total	—	815,998	—	815,998

Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Liabilities
Futures Contracts[1]	(46)	—	—	(46)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	837,600
Gross Unrealized Appreciation	9,699
Gross Unrealized Depreciation	(31,345)
Net Unrealized Appreciation (Depreciation)	(21,646)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $19,355,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $73,702,000 of investment securities and sold $74,903,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $56,496,000 and $54,490,000, respectively. In addition, the fund purchased and sold investment securities of $179,717,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
48

ESG U.S. Corporate Bond ETF
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	2,900	3,200
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	2,900	3,200
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q41582 042025
49

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard World Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	239,097,313,713	5,464,358,789	N/A	N/A
Mark Loughridge	238,266,264,307	6,295,408,196	N/A	N/A
Scott C. Malpass	238,544,140,941	6,017,531,562	N/A	N/A
John Murphy	239,447,624,239	5,114,048,264	N/A	N/A
Lubos Pastor	239,222,454,573	5,339,217,930	N/A	N/A
Rebecca Patterson	239,613,081,965	4,948,590,538	N/A	N/A
André F. Perold	238,952,279,006	5,609,393,497	N/A	N/A
Salim Ramji	239,047,963,660	5,513,708,843	N/A	N/A
Sarah Bloom Raskin	238,738,850,776	5,822,821,726	N/A	N/A
Grant Reid	239,264,336,712	5,297,335,790	N/A	N/A
David Thomas	238,826,492,398	5,735,180,105	N/A	N/A
Barbara Venneman	239,485,004,610	5,076,667,893	N/A	N/A
Peter F. Volanakis	238,488,102,241	6,073,570,261	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Extended Duration Treasury Index Fund

The board of trustees of Vanguard Extended Duration Treasury Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Stock ETF

The board of trustees of Vanguard ESG U.S. Stock ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG International Stock ETF

The board of trustees of Vanguard ESG International Stock ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Corporate Bond ETF

The board of trustees of Vanguard ESG U.S. Corporate Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2020; it also took into account the organizational depth and stability of the advisor and noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2020, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.